UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-2396

Date of fiscal year end:	12/31/2018

Date of reporting period:	9/30/2018

Item 1. Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 87.9%
Common Stocks — 51.2%
Aerospace & Defense — 1.4%
Arconic, Inc.	21,480	$ 472,775
Boeing Co. (The)	28,850	10,729,315
Dassault Aviation SA (France)	4	7,416
General Dynamics Corp.	14,500	2,968,440
Harris Corp.	6,300	1,066,023
Huntington Ingalls Industries, Inc.	2,500	640,200
L3 Technologies, Inc.	4,200	893,004
Lockheed Martin Corp.	13,080	4,525,157
MTU Aero Engines AG (Germany)	78	17,554
Northrop Grumman Corp.	9,162	2,907,744
Raytheon Co.	15,100	3,120,566
Rockwell Collins, Inc.	8,800	1,236,136
Safran SA (France)	448	62,783
Textron, Inc.	13,600	971,992
Thales SA (France)	144	20,462
TransDigm Group, Inc.*	2,700	1,005,210
United Technologies Corp.	39,200	5,480,552
		36,125,329
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	7,300	714,816
Expeditors International of Washington, Inc.	9,300	683,829
FedEx Corp.	13,180	3,173,612
United Parcel Service, Inc. (Class B Stock)	36,300	4,238,025
		8,810,282
Airlines — 0.2%
Alaska Air Group, Inc.(a)	6,500	447,590
American Airlines Group, Inc.	21,600	892,728
Delta Air Lines, Inc.	33,500	1,937,305
Deutsche Lufthansa AG (Germany)	324	7,963
easyJet PLC (United Kingdom)	7,027	120,381
International Consolidated Airlines Group SA (United Kingdom)	1,614	13,872
Japan Airlines Co. Ltd. (Japan)	400	14,351
Southwest Airlines Co.	27,700	1,729,865
United Continental Holdings, Inc.*	12,600	1,122,156
		6,286,211
Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	200	9,735
Aptiv PLC	14,100	1,182,990
BorgWarner, Inc.	9,600	410,688
Cie Generale des Etablissements Michelin SCA (France)	231	27,593
Denso Corp. (Japan)	400	21,110
Faurecia SA (France)	205	12,334
Goodyear Tire & Rubber Co. (The)	11,500	268,985
Koito Manufacturing Co. Ltd. (Japan)	100	6,551
NGK Spark Plug Co. Ltd. (Japan)	400	11,646
Sumitomo Electric Industries Ltd. (Japan)	1,200	18,816
Toyota Industries Corp. (Japan)	200	11,820
		1,982,268
	Shares	Value
Common Stocks (continued)
Automobiles — 0.2%
Ferrari NV (Italy)	166	$ 22,741
Fiat Chrysler Automobiles NV (United Kingdom)*	1,497	26,170
Ford Motor Co.	202,485	1,872,986
General Motors Co.	66,100	2,225,587
Harley-Davidson, Inc.	9,100	412,230
Honda Motor Co. Ltd. (Japan)	2,300	69,595
Isuzu Motors Ltd. (Japan)	900	14,154
Mitsubishi Motors Corp. (Japan)	2,500	17,628
Peugeot SA (France)	6,857	184,923
Suzuki Motor Corp. (Japan)	3,100	177,412
Toyota Motor Corp. (Japan)	3,500	218,506
Volkswagen AG (Germany)	45	7,834
		5,249,766
Banks — 3.1%
ABN AMRO Group NV (Netherlands), CVA, 144A	6,394	173,967
Australia & New Zealand Banking Group Ltd. (Australia)	3,347	68,158
Bank Leumi Le-Israel BM (Israel)	26,160	172,557
Bank of America Corp.	496,121	14,615,725
Bank of East Asia Ltd. (The) (Hong Kong)	38,800	144,485
Bank of Ireland Group PLC (Ireland)	16,380	124,830
BB&T Corp.	40,600	1,970,724
BNP Paribas SA (France)	1,557	95,348
BOC Hong Kong Holdings Ltd. (China)	5,000	23,740
CaixaBank SA (Spain)	5,552	25,334
Citigroup, Inc.	134,235	9,630,019
Citizens Financial Group, Inc.	25,800	995,106
Comerica, Inc.	9,000	811,800
Commonwealth Bank of Australia (Australia)	189	9,751
DBS Group Holdings Ltd. (Singapore)	2,700	51,517
DNB ASA (Norway)	6,642	139,349
Fifth Third Bancorp	34,621	966,618
Hang Seng Bank Ltd. (Hong Kong)	6,000	162,896
HSBC Holdings PLC (United Kingdom)	14,599	127,271
Huntington Bancshares, Inc.	58,036	865,897
Intesa Sanpaolo SpA (Italy)	22,895	58,390
JPMorgan Chase & Co.	179,145	20,214,722
KeyCorp	54,200	1,078,038
Lloyds Banking Group PLC (United Kingdom)	108,930	83,914
M&T Bank Corp.	7,600	1,250,504
Mebuki Financial Group, Inc. (Japan)	3,700	12,773
Mediobanca Banca di Credito Finanziario SpA (Italy)	13,648	135,846
Mitsubishi UFJ Financial Group, Inc. (Japan)	37,600	233,668
Mizuho Financial Group, Inc. (Japan)	33,500	58,347
People’s United Financial, Inc.(a)	16,500	282,480
PNC Financial Services Group, Inc. (The)	24,633	3,354,768
Raiffeisen Bank International AG (Austria)	1,720	49,538
Regions Financial Corp.	58,903	1,080,870
A0

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Resona Holdings, Inc. (Japan)	30,500	$ 170,738
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,447	27,297
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,900	76,527
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	500	20,516
SunTrust Banks, Inc.	24,800	1,656,392
SVB Financial Group*	2,900	901,407
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,537	44,645
Swedbank AB (Sweden) (Class A Stock)	1,260	31,195
U.S. Bancorp	82,085	4,334,909
United Overseas Bank Ltd. (Singapore)	2,400	47,542
Wells Fargo & Co.	230,764	12,128,956
Zions Bancorp NA	10,550	529,083
		79,038,157
Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	2,900	125,693
Brown-Forman Corp. (Class B Stock)	11,875	600,281
Coca-Cola Amatil Ltd. (Australia)	1,978	13,947
Coca-Cola Co. (The)	201,501	9,307,331
Coca-Cola European Partners PLC (United Kingdom)	3,800	172,786
Constellation Brands, Inc. (Class A Stock)	9,000	1,940,580
Kirin Holdings Co. Ltd. (Japan)	6,900	176,562
Molson Coors Brewing Co. (Class B Stock)	9,700	596,550
Monster Beverage Corp.*	21,900	1,276,332
PepsiCo, Inc.	74,607	8,341,063
Treasury Wine Estates Ltd. (Australia)	1,144	14,446
		22,565,571
Biotechnology — 1.3%
AbbVie, Inc.	79,800	7,547,484
Alexion Pharmaceuticals, Inc.*	11,900	1,654,219
Amgen, Inc.	35,037	7,262,820
Biogen, Inc.*	11,260	3,978,270
Celgene Corp.*	37,100	3,320,079
CSL Ltd. (Australia)	683	99,367
Gilead Sciences, Inc.	68,400	5,281,164
Incyte Corp.*	9,100	628,628
Regeneron Pharmaceuticals, Inc.*	4,140	1,672,726
Vertex Pharmaceuticals, Inc.*	13,600	2,621,264
		34,066,021
Building Products — 0.1%
A.O. Smith Corp.	7,800	416,286
AGC, Inc. (Japan)	800	33,082
Allegion PLC	5,133	464,896
Fortune Brands Home & Security, Inc.	7,800	408,408
Johnson Controls International PLC	48,622	1,701,770
Masco Corp.	15,800	578,280
		3,602,722
	Shares	Value
Common Stocks (continued)
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	12,082	$ 148,036
Affiliated Managers Group, Inc.	3,100	423,832
Ameriprise Financial, Inc.	7,720	1,139,935
Bank of New York Mellon Corp. (The)	51,658	2,634,041
BlackRock, Inc.	6,600	3,110,778
Cboe Global Markets, Inc.	5,900	566,164
Charles Schwab Corp. (The)	63,050	3,098,908
CME Group, Inc.	17,900	3,046,759
E*TRADE Financial Corp.*	13,820	724,030
Franklin Resources, Inc.(a)	16,700	507,847
Goldman Sachs Group, Inc. (The)	18,500	4,148,440
Intercontinental Exchange, Inc.	30,255	2,265,797
Invesco Ltd.	20,600	471,328
London Stock Exchange Group PLC (United Kingdom)	476	28,448
Macquarie Group Ltd. (Australia)	2,287	207,793
Moody’s Corp.	8,750	1,463,000
Morgan Stanley	71,580	3,333,481
MSCI, Inc.	4,700	833,827
Nasdaq, Inc.	6,200	531,960
Northern Trust Corp.	11,200	1,143,856
Partners Group Holding AG (Switzerland)	130	102,866
Raymond James Financial, Inc.(a)	7,200	662,760
S&P Global, Inc.	13,400	2,618,226
SBI Holdings, Inc. (Japan)	600	18,621
State Street Corp.	19,500	1,633,710
T. Rowe Price Group, Inc.	12,900	1,408,422
		36,272,865
Chemicals — 0.9%
Air Products & Chemicals, Inc.	11,700	1,954,485
Albemarle Corp.(a)	6,100	608,658
Asahi Kasei Corp. (Japan)	3,800	57,610
BASF SE (Germany)	1,375	122,145
CF Industries Holdings, Inc.	12,000	653,280
Covestro AG (Germany), 144A	1,928	156,255
DowDuPont, Inc.	122,141	7,854,888
Eastman Chemical Co.	7,900	756,188
Ecolab, Inc.	13,900	2,179,242
FMC Corp.	7,500	653,850
International Flavors & Fragrances, Inc.	4,100	570,392
Koninklijke DSM NV (Netherlands)	250	26,416
Kuraray Co. Ltd. (Japan)	400	6,001
Linde AG (Germany)	252	59,357
LyondellBasell Industries NV (Class A Stock)	17,200	1,763,172
Mitsubishi Chemical Holdings Corp. (Japan)	20,000	190,854
Mitsubishi Gas Chemical Co., Inc. (Japan)	400	8,486
Mitsui Chemicals, Inc. (Japan)	300	7,485
Mosaic Co. (The)	17,700	574,896
PPG Industries, Inc.(a)	13,300	1,451,429
Praxair, Inc.	15,400	2,475,242
Sherwin-Williams Co. (The)	4,450	2,025,684
Shin-Etsu Chemical Co. Ltd. (Japan)	500	44,300
Sumitomo Chemical Co. Ltd. (Japan)	2,000	11,686

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Teijin Ltd. (Japan)	700	$ 13,415
Tosoh Corp. (Japan)	1,100	16,907
		24,242,323
Commercial Services & Supplies — 0.2%
Cintas Corp.	4,800	949,488
Copart, Inc.*	10,600	546,218
Republic Services, Inc.	11,665	847,579
Securitas AB (Sweden) (Class B Stock)	430	7,482
Stericycle, Inc.*	4,900	287,532
Waste Management, Inc.	21,242	1,919,427
		4,557,726
Communications Equipment — 0.6%
Arista Networks, Inc.*	2,600	691,236
Cisco Systems, Inc.	245,600	11,948,440
F5 Networks, Inc.*	3,300	658,086
Juniper Networks, Inc.	18,300	548,451
Motorola Solutions, Inc.	8,489	1,104,758
		14,950,971
Construction & Engineering — 0.1%
CIMIC Group Ltd. (Australia)	1,792	66,486
Eiffage SA (France)	108	12,053
Fluor Corp.	7,800	453,180
HOCHTIEF AG (Germany)	719	119,286
Jacobs Engineering Group, Inc.	6,700	512,550
Quanta Services, Inc.*	7,400	247,012
Shimizu Corp. (Japan)	1,400	12,752
Taisei Corp. (Japan)	300	13,649
Vinci SA (France)	2,109	200,701
		1,637,669
Construction Materials — 0.1%
CRH PLC (Ireland)	1,147	37,463
Martin Marietta Materials, Inc.	3,400	618,630
Vulcan Materials Co.	7,100	789,520
		1,445,613
Consumer Finance — 0.3%
American Express Co.	37,600	4,004,024
Capital One Financial Corp.	25,961	2,464,478
Discover Financial Services	18,640	1,425,028
Synchrony Financial	36,072	1,121,118
		9,014,648
Containers & Packaging — 0.2%
Avery Dennison Corp.	4,900	530,915
Ball Corp.(a)	18,600	818,214
International Paper Co.	21,573	1,060,313
Packaging Corp. of America	5,100	559,419
Sealed Air Corp.	8,000	321,200
WestRock Co.	13,444	718,447
		4,008,508
	Shares	Value
Common Stocks (continued)
Distributors — 0.0%
Genuine Parts Co.	7,800	$ 775,320
LKQ Corp.*	15,000	475,050
		1,250,370
Diversified Consumer Services — 0.0%
H&R Block, Inc.	10,500	270,375
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	102,340	21,912,017
Investor AB (Sweden) (Class B Stock)	685	31,609
Jefferies Financial Group, Inc.	14,400	316,224
Kinnevik AB (Sweden) (Class B Stock)	322	9,712
ORIX Corp. (Japan)	11,100	179,230
		22,448,792
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	382,036	12,828,769
CenturyLink, Inc.(a)	49,979	1,059,555
Deutsche Telekom AG (Germany)	13,269	213,693
Nippon Telegraph & Telephone Corp. (Japan)	4,200	188,903
Orange SA (France)	2,756	43,855
Swisscom AG (Switzerland)	36	16,306
Telecom Italia SpA (Italy), RSP	22,010	11,807
Telefonica SA (Spain)	1,957	15,460
Telenor ASA (Norway)	1,125	21,935
Verizon Communications, Inc.	217,376	11,605,705
		26,005,988
Electric Utilities — 0.9%
Alliant Energy Corp.	12,400	527,868
American Electric Power Co., Inc.	26,260	1,861,309
Duke Energy Corp.	36,661	2,933,613
Edison International	16,900	1,143,792
Endesa SA (Spain)	435	9,403
Enel SpA (Italy)	37,277	190,674
Entergy Corp.	9,600	778,848
Evergy, Inc.	14,000	768,880
Eversource Energy	16,300	1,001,472
Exelon Corp.	50,013	2,183,568
FirstEnergy Corp.	22,806	847,699
Iberdrola SA (Spain)	8,201	60,285
Kansai Electric Power Co., Inc. (The) (Japan)	9,400	141,643
Kyushu Electric Power Co., Inc. (Japan)	500	6,032
NextEra Energy, Inc.	24,800	4,156,480
Orsted A/S (Denmark), 144A	162	11,010
PG&E Corp.	26,900	1,237,669
Pinnacle West Capital Corp.	5,900	467,162
PPL Corp.(a)	35,600	1,041,656
Red Electrica Corp. SA (Spain)	592	12,393
Southern Co. (The)	52,700	2,297,720
SSE PLC (United Kingdom)	1,379	20,586

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Terna Rete Elettrica Nazionale SpA (Italy)	5,534	$ 29,515
Xcel Energy, Inc.	26,510	1,251,537
		22,980,814
Electrical Equipment — 0.3%
AMETEK, Inc.	12,200	965,264
Eaton Corp. PLC	23,337	2,024,018
Emerson Electric Co.	32,900	2,519,482
Fuji Electric Co. Ltd. (Japan)	400	16,017
Legrand SA (France)	364	26,514
Melrose Industries PLC (United Kingdom)	6,542	17,045
Nidec Corp. (Japan)	300	43,116
Rockwell Automation, Inc.	6,700	1,256,384
Schneider Electric SE (France)	2,562	206,334
		7,074,174
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	16,100	1,513,722
Corning, Inc.	42,700	1,507,310
FLIR Systems, Inc.	7,100	436,437
Hamamatsu Photonics KK (Japan)	200	7,966
Hitachi Ltd. (Japan)	5,600	190,162
IPG Photonics Corp.*	2,100	327,747
Keyence Corp. (Japan)	100	58,148
Murata Manufacturing Co. Ltd. (Japan)	300	46,060
Shimadzu Corp. (Japan)	300	9,395
TDK Corp. (Japan)	200	21,830
TE Connectivity Ltd.	18,700	1,644,291
		5,763,068
Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	21,198	717,128
Halliburton Co.	45,300	1,836,009
Helmerich & Payne, Inc.	5,400	371,358
National Oilwell Varco, Inc.(a)	20,000	861,600
Schlumberger Ltd.	72,924	4,442,530
TechnipFMC PLC (United Kingdom)	22,700	709,375
		8,938,000
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.(a)	5,600	704,424
American Tower Corp.	23,200	3,370,960
Apartment Investment & Management Co. (Class A Stock)	8,233	363,322
AvalonBay Communities, Inc.	7,375	1,335,981
Boston Properties, Inc.	8,300	1,021,647
Crown Castle International Corp.	22,100	2,460,393
Dexus (Australia)	1,376	10,519
Digital Realty Trust, Inc.	10,800	1,214,784
Duke Realty Corp.	17,000	482,290
Equinix, Inc.	4,254	1,841,514
Equity Residential	19,100	1,265,566
Essex Property Trust, Inc.	3,550	875,820
Extra Space Storage, Inc.(a)	7,000	606,480
Federal Realty Investment Trust	4,100	518,527
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Goodman Group (Australia)	19,412	$ 145,655
HCP, Inc.	23,400	615,888
Host Hotels & Resorts, Inc.	36,782	776,100
Iron Mountain, Inc.	14,702	507,513
Kimco Realty Corp.	21,800	364,932
Klepierre SA (France)	282	9,991
Land Securities Group PLC (United Kingdom)	12,853	147,854
Link REIT (Hong Kong)	3,000	29,487
Macerich Co. (The)	5,500	304,095
Mid-America Apartment Communities, Inc.	6,000	601,080
Mirvac Group (Australia)	5,038	8,785
Prologis, Inc.	33,177	2,249,069
Public Storage(a)	8,000	1,613,040
Realty Income Corp.	14,600	830,594
Regency Centers Corp.	8,000	517,360
SBA Communications Corp.*	6,200	995,906
Simon Property Group, Inc.	16,293	2,879,788
SL Green Realty Corp.	4,900	477,897
Stockland (Australia)	3,629	10,910
UDR, Inc.	13,200	533,676
Ventas, Inc.	19,018	1,034,199
Vornado Realty Trust	9,225	673,425
Welltower, Inc.	19,800	1,273,536
Weyerhaeuser Co.	39,718	1,281,700
		33,954,707
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	23,100	5,425,728
ICA Gruppen AB (Sweden)	4,437	140,689
Koninklijke Ahold Delhaize NV (Netherlands)	1,718	39,269
Kroger Co. (The)	41,692	1,213,654
Sysco Corp.	25,600	1,875,200
Tesco PLC (United Kingdom)	50,208	157,004
Walgreens Boots Alliance, Inc.	44,700	3,258,630
Walmart, Inc.	76,100	7,146,551
Wesfarmers Ltd. (Australia)	1,540	55,437
WM Morrison Supermarkets PLC (United Kingdom)	27,939	94,360
Woolworths Group Ltd. (Australia)	334	6,772
		19,413,294
Food Products — 0.6%
Archer-Daniels-Midland Co.	29,826	1,499,353
Campbell Soup Co.(a)	10,300	377,289
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	13,997
Conagra Brands, Inc.	20,300	689,591
General Mills, Inc.	30,600	1,313,352
Hershey Co. (The)(a)	7,400	754,800
Hormel Foods Corp.(a)	13,300	524,020
J.M. Smucker Co. (The)(a)	6,100	625,921
Kellogg Co.	13,500	945,270
Kraft Heinz Co. (The)	31,017	1,709,347
Marine Harvest ASA (Norway)	3,914	90,522
McCormick & Co., Inc.	6,300	830,025

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	77,453	$ 3,327,381
Nestle SA (Switzerland)	3,600	299,877
Tate & Lyle PLC (United Kingdom)	16,744	148,995
Tyson Foods, Inc. (Class A Stock)	15,600	928,668
WH Group Ltd. (Hong Kong), 144A	23,500	16,529
Wilmar International Ltd. (Singapore)	55,600	130,939
		14,225,876
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	92,300	6,771,128
ABIOMED, Inc.*	2,340	1,052,415
Align Technology, Inc.*	3,800	1,486,636
Baxter International, Inc.	26,300	2,027,467
Becton, Dickinson & Co.	14,110	3,682,710
Boston Scientific Corp.*	72,167	2,778,430
ConvaTec Group PLC (United Kingdom), 144A	36,704	111,119
Cooper Cos., Inc. (The)	2,640	731,676
Danaher Corp.	32,300	3,509,718
DENTSPLY SIRONA, Inc.	12,200	460,428
Edwards Lifesciences Corp.*	11,100	1,932,510
Hologic, Inc.*	13,600	557,328
Hoya Corp. (Japan)	500	29,720
IDEXX Laboratories, Inc.*	4,800	1,198,368
Intuitive Surgical, Inc.*	5,960	3,421,040
Medtronic PLC	71,290	7,012,797
ResMed, Inc.(a)	7,600	876,584
Smith & Nephew PLC (United Kingdom)	1,197	21,832
Sonova Holding AG (Switzerland)	76	15,031
Straumann Holding AG (Switzerland)	14	10,512
Stryker Corp.	16,900	3,002,792
Terumo Corp. (Japan)	400	23,692
Varian Medical Systems, Inc.*	5,000	559,650
Zimmer Biomet Holdings, Inc.	10,900	1,433,023
		42,706,606
Health Care Providers & Services — 1.7%
Aetna, Inc.	17,469	3,543,587
Alfresa Holdings Corp. (Japan)	1,200	32,103
AmerisourceBergen Corp.	8,900	820,758
Anthem, Inc.	13,500	3,699,675
Cardinal Health, Inc.	16,150	872,100
Centene Corp.*	11,100	1,607,058
Cigna Corp.	13,000	2,707,250
CVS Health Corp.	53,548	4,215,299
DaVita, Inc.*	7,600	544,388
Envision Healthcare Corp.*	6,500	297,245
Express Scripts Holding Co.*	29,949	2,845,454
Fresenius Medical Care AG & Co. KGaA (Germany)	292	29,942
Fresenius SE & Co. KGaA (Germany)	564	41,333
HCA Healthcare, Inc.	14,900	2,072,888
Henry Schein, Inc.*	8,400	714,252
Humana, Inc.	7,350	2,488,122
Laboratory Corp. of America Holdings*	5,600	972,608
McKesson Corp.	10,830	1,436,600
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Medipal Holdings Corp. (Japan)	7,800	$ 162,708
Quest Diagnostics, Inc.	7,400	798,534
Ryman Healthcare Ltd. (New Zealand)	1,468	13,632
UnitedHealth Group, Inc.	50,600	13,461,624
Universal Health Services, Inc. (Class B Stock)	4,700	600,848
WellCare Health Plans, Inc.*	2,500	801,225
		44,779,233
Health Care Technology — 0.0%
Cerner Corp.*	16,500	1,062,765
Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	257	13,182
Aristocrat Leisure Ltd. (Australia)	4,435	91,131
Carnival Corp.(a)	21,700	1,383,809
Chipotle Mexican Grill, Inc.*	1,400	636,328
Compass Group PLC (United Kingdom)	2,428	53,939
Crown Resorts Ltd. (Australia)	1,375	13,590
Darden Restaurants, Inc.	6,450	717,176
Flight Centre Travel Group Ltd. (Australia)	85	3,261
Galaxy Entertainment Group Ltd. (Hong Kong)	3,000	19,007
Genting Singapore Ltd. (Singapore)	9,300	7,228
GVC Holdings PLC (United Kingdom)	737	8,822
Hilton Worldwide Holdings, Inc.	14,800	1,195,544
Marriott International, Inc. (Class A Stock)	15,828	2,089,771
McDonald’s Corp.	41,300	6,909,077
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	8,787
MGM Resorts International	25,800	720,078
Norwegian Cruise Line Holdings Ltd.*	10,300	591,529
Oriental Land Co. Ltd. (Japan)	300	31,375
Paddy Power Betfair PLC (Ireland)	114	9,726
Royal Caribbean Cruises Ltd.	9,000	1,169,460
Starbucks Corp.	72,600	4,126,584
TUI AG (Germany)	591	11,333
Wynn Resorts Ltd.	4,700	597,182
Yum! Brands, Inc.	17,300	1,572,743
		21,980,662
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	1,516	11,203
Berkeley Group Holdings PLC (United Kingdom)	3,268	156,528
D.R. Horton, Inc.	17,500	738,150
Garmin Ltd.	6,000	420,300
Leggett & Platt, Inc.	6,300	275,877
Lennar Corp. (Class A Stock)	14,600	681,674
Mohawk Industries, Inc.*	3,340	585,669
Newell Brands, Inc.(a)	24,314	493,574
Persimmon PLC (United Kingdom)	4,934	152,169
PulteGroup, Inc.	12,922	320,078

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Sony Corp. (Japan)	1,900	$ 116,549
Whirlpool Corp.(a)	3,426	406,838
		4,358,609
Household Products — 0.7%
Church & Dwight Co., Inc.(a)	12,600	748,062
Clorox Co. (The)(a)	6,900	1,037,829
Colgate-Palmolive Co.	45,700	3,059,615
Henkel AG & Co. KGaA (Germany)	143	15,176
Kimberly-Clark Corp.	18,700	2,125,068
Procter & Gamble Co. (The)	132,325	11,013,410
Reckitt Benckiser Group PLC (United Kingdom)	1,359	124,107
Unicharm Corp. (Japan)	500	16,552
		18,139,819
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	34,000	476,000
Electric Power Development Co. Ltd. (Japan)	500	13,824
NRG Energy, Inc.	14,700	549,780
		1,039,604
Industrial Conglomerates — 0.8%
3M Co.	31,300	6,595,223
CK Hutchison Holdings Ltd. (Hong Kong)	3,916	45,133
General Electric Co.	457,030	5,159,869
Honeywell International, Inc.	39,312	6,541,517
Jardine Matheson Holdings Ltd. (Hong Kong)	300	18,829
NWS Holdings Ltd. (Hong Kong)	77,000	152,466
Roper Technologies, Inc.	5,500	1,629,155
Siemens AG (Germany)	178	22,760
		20,164,952
Insurance — 1.1%
Aegon NV (Netherlands)	27,144	175,944
Aflac, Inc.	40,200	1,892,214
AIA Group Ltd. (Hong Kong)	2,800	25,057
Allianz SE (Germany)	1,261	280,589
Allstate Corp. (The)	18,800	1,855,560
American International Group, Inc.	46,839	2,493,708
Aon PLC	13,100	2,014,518
Arthur J. Gallagher & Co.	9,700	722,068
Assurant, Inc.	3,000	323,850
Aviva PLC (United Kingdom)	5,998	38,311
AXA SA (France)	2,683	72,254
Brighthouse Financial, Inc.*	6,054	267,829
Chubb Ltd.	24,486	3,272,309
Cincinnati Financial Corp.	7,737	594,279
Dai-ichi Life Holdings, Inc. (Japan)	1,500	31,164
Everest Re Group Ltd.	2,200	502,634
Hartford Financial Services Group, Inc. (The)	18,900	944,244
Legal & General Group PLC (United Kingdom)	50,315	171,897
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Lincoln National Corp.	11,318	$ 765,776
Loews Corp.	13,675	686,895
Marsh & McLennan Cos., Inc.	26,500	2,192,080
MetLife, Inc.	53,100	2,480,832
NN Group NV (Netherlands)	421	18,758
Poste Italiane SpA (Italy), 144A	14,068	112,156
Principal Financial Group, Inc.	14,200	831,978
Progressive Corp. (The)	30,300	2,152,512
Sompo Holdings, Inc. (Japan)	500	21,278
Suncorp Group Ltd. (Australia)	1,950	20,366
Swiss Life Holding AG (Switzerland)*	154	58,280
Tokio Marine Holdings, Inc. (Japan)	900	44,549
Torchmark Corp.	5,625	487,631
Travelers Cos., Inc. (The)	14,435	1,872,364
Unum Group	11,310	441,882
Willis Towers Watson PLC	7,040	992,218
Zurich Insurance Group AG (Switzerland)	227	71,604
		28,929,588
Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.*	21,650	43,364,950
Booking Holdings, Inc.*	2,580	5,118,720
Expedia Group, Inc.(a)	6,450	841,596
Netflix, Inc.*	22,950	8,586,283
TripAdvisor, Inc.*(a)	5,150	263,011
		58,174,560
Internet Software & Services — 2.5%
Akamai Technologies, Inc.*	8,700	636,405
Alphabet, Inc. (Class A Stock)*	15,800	19,071,864
Alphabet, Inc. (Class C Stock)*	16,273	19,421,338
eBay, Inc.*	47,800	1,578,356
Facebook, Inc. (Class A Stock)*	126,720	20,840,371
Twitter, Inc.*(a)	35,000	996,100
VeriSign, Inc.*	5,300	848,636
		63,393,070
IT Services — 2.4%
Accenture PLC (Class A Stock)	33,900	5,769,780
Alliance Data Systems Corp.	2,640	623,462
Amadeus IT Group SA (Spain)	1,167	108,289
Automatic Data Processing, Inc.	23,100	3,480,246
Broadridge Financial Solutions, Inc.	6,000	791,700
Cognizant Technology Solutions Corp. (Class A Stock)	30,600	2,360,790
DXC Technology Co.	15,128	1,414,770
Fidelity National Information Services, Inc.	17,700	1,930,539
Fiserv, Inc.*	21,900	1,804,122
FleetCor Technologies, Inc.*	4,600	1,048,064
Gartner, Inc.*	4,900	776,650
Global Payments, Inc.	8,400	1,070,160
International Business Machines Corp.	47,200	7,137,112
Mastercard, Inc. (Class A Stock)	48,300	10,752,063
Obic Co. Ltd. (Japan)	200	18,916
Paychex, Inc.	17,100	1,259,415

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
PayPal Holdings, Inc.*	60,000	$ 5,270,400
Total System Services, Inc.	9,096	898,139
Visa, Inc. (Class A Stock)(a)	94,000	14,108,460
Western Union Co. (The)	24,210	461,443
Wirecard AG (Germany)	570	123,966
		61,208,486
Leisure Products — 0.0%
Hasbro, Inc.	6,300	662,256
Mattel, Inc.*(a)	16,051	252,001
Sankyo Co. Ltd. (Japan)	300	11,734
		925,991
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	16,714	1,179,006
Illumina, Inc.*	7,900	2,899,774
IQVIA Holdings, Inc.*	8,700	1,128,738
Mettler-Toledo International, Inc.*	1,400	852,572
PerkinElmer, Inc.	5,900	573,893
QIAGEN NV*	310	11,742
Thermo Fisher Scientific, Inc.	21,180	5,169,614
Waters Corp.*	4,300	837,124
		12,652,463
Machinery — 0.8%
Alfa Laval AB (Sweden)	452	12,236
Atlas Copco AB (Sweden) (Class A Stock)	2,144	61,736
Atlas Copco AB (Sweden) (Class B Stock)	1,040	27,736
Caterpillar, Inc.	31,500	4,803,435
CNH Industrial NV (United Kingdom)	1,531	18,304
Cummins, Inc.	8,300	1,212,381
Deere & Co.	17,280	2,597,702
Dover Corp.	8,400	743,652
Flowserve Corp.	7,200	393,768
Fortive Corp.(a)	16,350	1,376,670
Hitachi Construction Machinery Co. Ltd. (Japan)	400	13,358
Illinois Tool Works, Inc.	16,300	2,300,256
Ingersoll-Rand PLC	13,200	1,350,360
Komatsu Ltd. (Japan)	1,400	42,604
PACCAR, Inc.	18,843	1,284,904
Parker-Hannifin Corp.	6,965	1,281,073
Pentair PLC (United Kingdom)	8,877	384,818
Sandvik AB (Sweden)	10,227	181,208
Schindler Holding AG (Switzerland)	71	17,103
SKF AB (Sweden) (Class B Stock)	522	10,287
Snap-on, Inc.(a)	3,100	569,160
Stanley Black & Decker, Inc.	8,297	1,215,013
THK Co. Ltd. (Japan)	200	5,066
Volvo AB (Sweden) (Class B Stock)	11,123	196,253
Xylem, Inc.	9,700	774,739
Yangzijiang Shipbuilding Holdings Ltd. (China)	26,800	24,288
		20,898,110
	Shares	Value
Common Stocks (continued)
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	5	$ 6,551
Media — 1.1%
CBS Corp. (Class B Stock)	18,034	1,036,053
Charter Communications, Inc. (Class A Stock)*(a)	9,880	3,219,694
Comcast Corp. (Class A Stock)	241,580	8,554,348
Discovery, Inc. (Class A Stock)*(a)	7,800	249,600
Discovery, Inc. (Class C Stock)*	16,600	491,028
DISH Network Corp. (Class A Stock)*	11,400	407,664
Hakuhodo DY Holdings, Inc. (Japan)	900	15,789
I-CABLE Communications Ltd. (Hong Kong)*	3,831	87
Interpublic Group of Cos., Inc. (The)	18,831	430,665
News Corp. (Class A Stock)	16,175	213,348
News Corp. (Class B Stock)	4,800	65,280
Omnicom Group, Inc.(a)	11,700	795,834
Pearson PLC (United Kingdom)	11,539	133,497
RTL Group SA (Luxembourg)	138	9,839
Twenty-First Century Fox, Inc. (Class A Stock)	55,000	2,548,150
Twenty-First Century Fox, Inc. (Class B Stock)	23,100	1,058,442
Viacom, Inc. (Class B Stock)	18,534	625,708
Walt Disney Co. (The)	78,300	9,156,402
		29,011,428
Metals & Mining — 0.1%
Anglo American PLC (South Africa)	7,845	175,582
ArcelorMittal (Luxembourg)	5,875	181,224
BHP Billiton Ltd. (Australia)	4,444	111,531
BHP Billiton PLC (Australia)	2,908	63,366
BlueScope Steel Ltd. (Australia)	4,181	51,445
Boliden AB (Sweden)	378	10,517
Freeport-McMoRan, Inc.	70,588	982,585
Glencore PLC (Switzerland)*	15,764	67,968
JFE Holdings, Inc. (Japan)	700	16,059
Kobe Steel Ltd. (Japan)	4,200	37,308
Newmont Mining Corp.	27,100	818,420
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,100	23,274
Nucor Corp.	16,400	1,040,580
Rio Tinto Ltd. (Australia)	568	32,264
Rio Tinto PLC (Australia)	1,658	83,531
South32 Ltd. (Australia)	7,203	20,337
voestalpine AG (Austria)	164	7,503
		3,723,494
Multiline Retail — 0.3%
Dollar General Corp.	13,500	1,475,550
Dollar Tree, Inc.*	12,365	1,008,366
Kohl’s Corp.(a)	9,100	678,405
Macy’s, Inc.	16,174	561,723
Next PLC (United Kingdom)	991	70,900

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Nordstrom, Inc.(a)	6,100	$ 364,841
Target Corp.	27,900	2,461,059
		6,620,844
Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	11,585	163,212
Ameren Corp.	13,000	821,860
CenterPoint Energy, Inc.	21,700	600,005
CMS Energy Corp.	14,800	725,200
Consolidated Edison, Inc.	16,600	1,264,754
Dominion Energy, Inc.	34,132	2,398,797
DTE Energy Co.	9,600	1,047,648
NiSource, Inc.	17,300	431,116
Public Service Enterprise Group, Inc.	26,300	1,388,377
RWE AG (Germany)	766	18,963
SCANA Corp.	7,000	272,230
Sempra Energy(a)	14,019	1,594,661
WEC Energy Group, Inc.	16,313	1,089,056
		11,815,879
Oil, Gas & Consumable Fuels — 2.7%
Aker BP ASA (Norway)	968	40,894
Anadarko Petroleum Corp.	27,454	1,850,674
Andeavor	7,400	1,135,900
Apache Corp.(a)	19,314	920,698
BP PLC (United Kingdom)	19,763	151,360
Cabot Oil & Gas Corp.	23,500	529,220
Chevron Corp.	100,622	12,304,058
Cimarex Energy Co.(a)	5,200	483,288
Concho Resources, Inc.*	9,800	1,496,950
ConocoPhillips	61,577	4,766,060
Devon Energy Corp.	27,100	1,082,374
Eni SpA (Italy)	3,509	66,235
EOG Resources, Inc.	30,400	3,878,128
EQT Corp.	13,100	579,413
Equinor ASA (Norway)	1,636	46,057
Exxon Mobil Corp.	222,799	18,942,371
Hess Corp.	14,000	1,002,120
HollyFrontier Corp.	9,400	657,060
JXTG Holdings, Inc. (Japan)	23,300	175,798
Kinder Morgan, Inc.	97,198	1,723,321
Lundin Petroleum AB (Sweden)	262	10,008
Marathon Oil Corp.	43,382	1,009,933
Marathon Petroleum Corp.	24,682	1,973,820
Neste OYJ (Finland)	2,056	169,364
Newfield Exploration Co.*	9,800	282,534
Noble Energy, Inc.(a)	24,000	748,560
Occidental Petroleum Corp.	40,200	3,303,234
Oil Search Ltd. (Australia)	1,883	12,276
ONEOK, Inc.	21,900	1,484,601
Phillips 66	22,438	2,529,211
Pioneer Natural Resources Co.	8,950	1,559,000
Repsol SA (Spain)	9,357	185,953
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,913	237,106
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,871	65,403
Santos Ltd. (Australia)	2,715	14,234
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
TOTAL SA (France)	2,591	$ 167,676
Valero Energy Corp.	23,000	2,616,250
Williams Cos., Inc. (The)	62,300	1,693,937
		69,895,079
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	758	14,539
UPM-Kymmene OYJ (Finland)	735	28,823
		43,362
Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	24,000	301,440
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,900	1,729,308
L’Oreal SA (France)	101	24,335
Pola Orbis Holdings, Inc. (Japan)	100	3,649
Shiseido Co. Ltd. (Japan)	600	46,593
Unilever NV (United Kingdom), CVA	2,318	128,826
Unilever PLC (United Kingdom)	1,882	103,381
		2,337,532
Pharmaceuticals — 2.5%
Allergan PLC	18,075	3,442,926
Astellas Pharma, Inc. (Japan)	7,500	130,884
AstraZeneca PLC (United Kingdom)	255	19,858
Bayer AG (Germany)	1,602	141,797
Bristol-Myers Squibb Co.	85,970	5,337,018
Eli Lilly & Co.	50,300	5,397,693
GlaxoSmithKline PLC (United Kingdom)	3,048	61,062
H. Lundbeck A/S (Denmark)	2,200	135,642
Johnson & Johnson	141,478	19,548,015
Merck & Co., Inc.	141,533	10,040,351
Mylan NV*	27,100	991,860
Nektar Therapeutics*	8,200	499,872
Novartis AG (Switzerland)	4,893	419,271
Novo Nordisk A/S (Denmark) (Class B Stock)	1,163	54,801
Perrigo Co. PLC	6,700	474,360
Pfizer, Inc.	307,770	13,563,424
Recordati SpA (Italy)	385	12,993
Roche Holding AG (Switzerland)	1,722	416,739
Sanofi (France)	3,289	292,090
Shionogi & Co. Ltd. (Japan)	3,200	208,784
UCB SA (Belgium)	171	15,337
Zoetis, Inc.	25,800	2,362,248
		63,567,025
Professional Services — 0.2%
Equifax, Inc.	6,400	835,648
IHS Markit Ltd.*	18,800	1,014,448
Intertek Group PLC (United Kingdom)	220	14,308
Nielsen Holdings PLC	17,000	470,220
Randstad NV (Netherlands)	1,183	62,955
RELX PLC (United Kingdom)	1,433	30,161
Robert Half International, Inc.	6,600	464,508

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Teleperformance (France)	512	$ 96,693
Verisk Analytics, Inc.*(a)	8,200	988,510
Wolters Kluwer NV (Netherlands)	393	24,520
		4,001,971
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	16,200	714,420
CK Asset Holdings Ltd. (Hong Kong)	3,500	26,254
Hongkong Land Holdings Ltd. (Hong Kong)	1,600	10,594
Hysan Development Co. Ltd. (Hong Kong)	2,000	10,106
Kerry Properties Ltd. (Hong Kong)	32,000	108,536
Mitsubishi Estate Co. Ltd. (Japan)	1,600	27,167
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	36,369
Swire Properties Ltd. (Hong Kong)	1,600	6,058
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,000	12,887
Wheelock & Co. Ltd. (Hong Kong)	20,000	119,949
		1,072,340
Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	400	83,235
ComfortDelGro Corp. Ltd. (Singapore)	8,000	14,224
CSX Corp.	46,000	3,406,300
DSV A/S (Denmark)	284	25,795
Hankyu Hanshin Holdings, Inc. (Japan)	300	10,630
J.B. Hunt Transport Services, Inc.	4,800	570,912
Kansas City Southern	5,700	645,696
Kyushu Railway Co. (Japan)	600	18,264
MTR Corp. Ltd. (Hong Kong)	2,000	10,522
Norfolk Southern Corp.	15,100	2,725,550
Union Pacific Corp.	40,400	6,578,332
		14,089,460
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*(a)	42,700	1,319,003
Analog Devices, Inc.	19,758	1,826,825
Applied Materials, Inc.	52,500	2,029,125
ASML Holding NV (Netherlands)	613	114,321
Broadcom, Inc.	22,180	5,472,471
Infineon Technologies AG (Germany)	7,383	167,399
Intel Corp.	245,200	11,595,508
KLA-Tencor Corp.	8,450	859,450
Lam Research Corp.(a)	8,750	1,327,375
Microchip Technology, Inc.(a)	12,500	986,375
Micron Technology, Inc.*	60,700	2,745,461
NVIDIA Corp.	31,950	8,978,589
Qorvo, Inc.*	6,807	523,390
QUALCOMM, Inc.(a)	74,000	5,330,220
Skyworks Solutions, Inc.	9,900	898,029
STMicroelectronics NV (Switzerland)	929	16,940
Texas Instruments, Inc.	51,500	5,525,435
Tokyo Electron Ltd. (Japan)	200	27,415
Xilinx, Inc.	13,600	1,090,312
		50,833,643
	Shares	Value
Common Stocks (continued)
Software — 3.3%
Activision Blizzard, Inc.	39,900	$ 3,319,281
Adobe Systems, Inc.*	26,000	7,018,700
ANSYS, Inc.*	4,500	840,060
Autodesk, Inc.*	11,700	1,826,487
CA, Inc.	16,264	718,055
Cadence Design Systems, Inc.*	14,400	652,608
Check Point Software Technologies Ltd. (Israel)*	1,300	152,971
Citrix Systems, Inc.*	7,100	789,236
Dassault Systemes SE (France)	757	113,284
Electronic Arts, Inc.*	16,400	1,976,036
Intuit, Inc.	13,200	3,001,680
Microsoft Corp.	404,500	46,262,665
Nice Ltd. (Israel)*	92	10,379
Oracle Corp.	154,400	7,960,864
Red Hat, Inc.*	9,300	1,267,404
salesforce.com, Inc.*	38,700	6,154,461
SAP SE (Germany)	1,499	184,407
Symantec Corp.	30,278	644,316
Synopsys, Inc.*	8,100	798,741
Take-Two Interactive Software, Inc.*	6,300	869,337
		84,560,972
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	3,900	656,487
AutoZone, Inc.*	1,400	1,085,980
Best Buy Co., Inc.	13,125	1,041,600
CarMax, Inc.*	9,700	724,299
Fast Retailing Co. Ltd. (Japan)	400	203,699
Foot Locker, Inc.	6,400	326,272
Gap, Inc. (The)	11,300	326,005
Home Depot, Inc. (The)	60,750	12,584,363
L Brands, Inc.(a)	12,406	375,902
Lowe’s Cos., Inc.	43,300	4,971,706
O’Reilly Automotive, Inc.*	4,400	1,528,208
Ross Stores, Inc.	20,200	2,001,820
Tiffany & Co.	5,720	737,708
TJX Cos., Inc. (The)	33,000	3,696,660
Tractor Supply Co.	6,500	590,720
Ulta Beauty, Inc.*	3,100	874,572
		31,726,001
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	243,990	55,078,302
Brother Industries Ltd. (Japan)	700	13,799
Canon, Inc. (Japan)	900	28,561
FUJIFILM Holdings Corp. (Japan)	500	22,505
Hewlett Packard Enterprise Co.	78,248	1,276,225
HP, Inc.	85,348	2,199,418
Konica Minolta, Inc. (Japan)	9,200	97,838
NetApp, Inc.	14,300	1,228,227
Seagate Technology PLC(a)	14,700	696,045
Western Digital Corp.	15,803	925,108
Xerox Corp.	10,390	280,322
		61,846,350

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	165	$ 40,313
Burberry Group PLC (United Kingdom)	566	14,871
Hanesbrands, Inc.(a)	18,500	340,955
Hermes International (France)	43	28,454
HUGO BOSS AG (Germany)	166(r )	12,758
Kering SA (France)	191	102,382
LVMH Moet Hennessy Louis Vuitton SE (France)	699	247,097
Michael Kors Holdings Ltd.*	7,600	521,056
Moncler SpA (Italy)	242	10,404
NIKE, Inc. (Class B Stock)	67,500	5,718,600
PVH Corp.	4,200	606,480
Ralph Lauren Corp.	3,000	412,650
Swatch Group AG (The) (Switzerland)	339	133,925
Swatch Group AG (The) (Switzerland), Reg. Shs.	77	5,980
Tapestry, Inc.	15,000	754,050
Under Armour, Inc. (Class A Stock)*(a)	9,600	203,712
Under Armour, Inc. (Class C Stock)*(a)	9,474	184,364
VF Corp.	17,500	1,635,375
		10,973,426
Tobacco — 0.5%
Altria Group, Inc.	99,600	6,006,876
British American Tobacco PLC (United Kingdom)	4,430	206,730
Imperial Brands PLC (United Kingdom)	1,306	45,306
Japan Tobacco, Inc. (Japan)	1,500	39,211
Philip Morris International, Inc.	81,800	6,669,972
Swedish Match AB (Sweden)	251	12,839
		12,980,934
Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	684	21,800
Fastenal Co.	15,500	899,310
ITOCHU Corp. (Japan)	2,000	36,576
Marubeni Corp. (Japan)	11,800	107,893
Mitsubishi Corp. (Japan)	7,300	224,739
Mitsui & Co. Ltd. (Japan)	6,700	119,033
Sumitomo Corp. (Japan)	1,600	26,635
Toyota Tsusho Corp. (Japan)	300	11,318
United Rentals, Inc.*	4,600	752,560
W.W. Grainger, Inc.	2,800	1,000,748
		3,200,612
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	894	154,891
Atlantia SpA (Italy)	682	14,145
Kamigumi Co. Ltd. (Japan)	6,600	145,324
		314,360
Water Utilities — 0.0%
American Water Works Co., Inc.	9,700	853,309
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	5,400	149,239
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
NTT DOCOMO, Inc. (Japan)	1,900	$ 51,050
Vodafone Group PLC (United Kingdom)	63,930	137,008
		337,297

Total Common Stocks (cost $399,897,399)		1,320,408,495
Exchange Traded Funds — 0.3%
iShares Core S&P 500 ETF(a)	21,800	6,381,514
iShares MSCI EAFE ETF	2,059	139,991

Total Exchange Traded Funds (cost $5,648,951)		6,521,505
Preferred Stocks — 0.0%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	230	2,931
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	5,877
Banks — 0.0%
Citigroup Capital XIII 8.709%, (Capital Security, fixed to floating preferred)	20,000	537,000
Capital Markets — 0.0%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	771,300
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	245	28,701

Total Preferred Stocks (cost $1,289,216)		1,345,809

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.5%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2016-04, Class C
2.410%	07/08/22	800	789,575
Series 2017-03, Class C
2.690%	06/19/23	750	736,505
Series 2017-04, Class C
2.600%	09/18/23	1,500	1,465,952
Series 2018-01, Class C
3.500%	01/18/24	1,200	1,195,192
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	2,800	2,762,946
Series 2015-02A, Class A, 144A
2.630%	12/20/21	3,200	3,151,890
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,300	1,293,038

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	1,300	$ 1,298,642
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	800	779,180
Series 2017-02, Class A, 144A
2.360%	03/15/29	4,200	4,026,864
Series 2018-02, Class A, 144A
3.470%	01/15/30	2,200	2,196,316
Ford Credit Floorplan Master Owner Trust A,
Series 2017-03, Class A
2.480%	09/15/24	3,300	3,186,876
Series 2018-02, Class A
3.170%	03/15/25	9,700	9,606,224
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	2,419	2,411,001
Series 2017-02A, Class B, 144A
2.550%	11/14/23	2,300	2,265,980
Series 2017-02A, Class C, 144A
2.820%	07/15/24	600	590,375
Series 2018-01A, Class A, 144A
3.430%	12/16/24	3,800	3,794,538
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	900	888,894
Series 2018-02, Class C
3.350%	07/17/23	30	29,832
Series 2018-04, Class C
3.560%	07/15/24	1,500	1,495,691
			43,965,511
Collateralized Loan Obligations — 2.3%
Apidos CLO Ltd. (Cayman Islands),
Series 2014-17A, Class A1R, 144A, 3 Month LIBOR + 1.310%
3.646%(c)	04/17/26	270	269,667
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.619%(c)	07/15/29	500	500,513
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.673%(c)	07/18/30	1,000	1,002,368
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	07/15/29	1,000	1,001,146
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.156%(c)	01/17/28	1,000	995,347
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	04/15/29	2,500	2,502,498
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%
3.627%(c)	10/17/31	7,000	7,000,000
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%
3.883%(c)	04/18/27	1,000	1,003,132
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%
3.104%(c)	11/15/26	1,000	$ 996,050
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	1,000	995,255
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.341%(c)	02/05/31	250	248,860
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.627%(c)	10/23/29	1,250	1,251,976
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.169%(c)	04/15/27	1,250	1,245,585
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175%
3.556%(c)	10/20/31	4,250	4,239,349
KVK CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.539%(c)	10/15/26	2,500	2,500,187
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.681%(c)	04/21/31	3,500	3,488,486
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%
4.098%(c)	04/20/28	1,250	1,257,768
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.459%(c)	07/15/31	2,500	2,491,625
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
3.416%(c)	04/17/31	3,000	2,985,287
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	10/30/30	750	750,761
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.612%(c)	05/21/29	2,000	2,003,352
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.539%(c)	11/14/29	500	500,565
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.228%(c)	07/20/27	1,000	996,781
Telos CLO (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.636%(c)	07/17/26	2,500	2,504,238
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.548%(c)	07/20/31	1,750	1,749,890
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.569%(c)	07/15/29	1,000	1,000,932
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.035%(c)	10/25/28	2,500	2,501,253
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%
3.655%(c)	07/25/29	1,000	1,001,703

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.545%(c)	01/25/31	1,750	$ 1,750,378
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.219%(c)	07/15/27	1,000	997,020
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.668%(c)	04/20/29	1,500	1,502,333
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.486%(c)	01/17/31	2,000	1,996,677
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.638%(c)	10/20/31	3,750	3,745,125
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.709%(c)	07/15/29	1,250	1,252,696
			60,228,803
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	40	39,670
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
2.934%(c)	09/14/32	2,600	2,606,842
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	1,395	1,389,288
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	1,971	1,970,879
			6,006,679
Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2017-05, Class A, 1 Month LIBOR + 0.380%
2.538%(c)	02/18/25	500	502,172
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
2.832%(c)	04/22/26	2,700	2,726,805
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	2,800	2,677,792
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
2.758%(c)	12/15/26	1,900	1,915,705
			7,822,474
Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	2,500	2,429,156
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,300	1,266,443
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,019,290
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,200	1,197,320
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Series 2018-A, Class A5, 144A
3.610%	03/10/42		500	$ 501,341
				7,413,550
Home Equity Loans — 0.2%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
3.866%(c)	03/25/33		116	116,469
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	05/25/33		72	72,037
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
3.116%(c)	07/25/32		108	108,223
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.491%(c)	09/25/32		1,883	1,872,506
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		1,492	1,498,271
				3,667,506
Other — 0.1%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		1,911	1,904,556
Residential Mortgage-Backed Securities — 0.7%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.797%	07/25/35		264	262,539
CSMC Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.254%(c)	12/26/46		2,836	2,889,371
Series 2018-RPL08, Class A1, 144A
4.125%	07/25/58		1,200	1,195,569
CWABS, Inc.,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	03/25/34		1,011	1,015,913
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.583%	07/25/34		274	273,737
Fremont Home Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.855%
3.071%(c)	07/25/34		506	516,807
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
3.011%(c)	06/25/34		251	248,122
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,723	1,682,903
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	2,140	2,484,645
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		1,158	1,125,803
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
2.816%(c)	02/25/57		3,347	3,349,983

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	2,858	$ 2,786,093
Series 2018-05, Class A1, 144A
3.250%(cc)	08/25/58	800	783,343
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47	255	253,141
			18,867,969
Student Loans — 0.7%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	2,416	2,350,964
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,639	1,621,481
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,500	1,456,652
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	2,200	2,192,700
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,300	3,236,644
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,200	1,190,916
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	1,864	1,853,070
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	3,200	3,164,245
			17,066,672

Total Asset-Backed Securities (cost $167,802,393)			166,943,720
Bank Loan — 0.0%
Technology
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.750%(c)	12/31/18	170	170,213
(cost $169,656)
Commercial Mortgage-Backed Securities — 7.1%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	2,968,868
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,592,755
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,381,547
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	888	867,218
Series 2014-GC21, Class A4
3.575%	05/10/47	1,860	1,870,790
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	$ 2,566,910
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	3,899,338
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	970,221
Series 2014-CR15, Class A2
2.928%	02/10/47	1,539	1,538,569
Series 2014-CR18, Class A4
3.550%	07/15/47	2,100	2,098,691
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,013,051
Series 2014-UBS03, Class A2
2.844%	06/10/47	1,700	1,698,542
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,473,316
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,603,530
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	3,759	3,644,085
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	3,000	2,920,952
Series 2016-M07, Class AB2
2.385%	09/25/26	1,800	1,652,226
Series 2017-M01, Class A2
2.498%(cc)	10/25/26	1,600	1,477,438
Series 2017-M04, Class A2
2.683%(cc)	12/25/26	8,600	8,023,495
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	5,671,895
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	3,075	2,939,628
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.549%(cc)	05/25/22	19,450	813,271
Series K021, Class X1, IO
1.586%(cc)	06/25/22	5,371	238,457
Series K055, Class X1, IO
1.501%(cc)	03/25/26	4,624	386,591
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,107,406
Series K068, Class AM
3.315%	08/25/27	4,100	3,983,076
Series K069, Class A2
3.187%(cc)	09/25/27	3,500	3,396,675
Series K069, Class AM
3.248%(cc)	09/25/27	750	726,266
Series K070, Class A2
3.303%(cc)	11/25/27	5,200	5,091,484
Series K070, Class AM
3.364%(cc)	12/25/27	1,100	1,074,311
Series K072, Class A2
3.444%	12/25/27	1,400	1,383,454

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K074, Class A2
3.600%	01/25/28	8,550	$ 8,544,708
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,542,249
Series K076, Class A2
3.900%	06/25/51	6,200	6,343,293
Series K076, Class AM
3.900%	06/25/51	1,825	1,852,707
Series K077, Class A2
3.850%(cc)	05/25/28	3,470	3,533,877
Series K077, Class AM
3.850%(cc)	05/25/28	690	696,064
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	5,269,263
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,159,361
Series K710, Class X1, IO
1.858%(cc)	05/25/19	14,794	85,991
Series K711, Class X1, IO
1.803%(cc)	07/25/19	15,146	103,524
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,630	1,576,883
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	2,920,743
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	4,677,319
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	3,884,076
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	3,852,474
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,100	1,089,332
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,000	4,803,239
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,426,928
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,367,253
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	254	253,788
Series 2012-LC09, Class A4
2.611%	12/15/47	1,500	1,476,032
Series 2013-C10, Class A4
2.875%	12/15/47	418	413,648
Series 2013-C16, Class A2
3.070%	12/15/46	417	416,162
Series 2013-LC11, Class A4
2.694%	04/15/46	604	587,360
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	119	119,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	$ 1,056,534
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	4,941,002
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	5,792,653
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,444,332
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,767,193
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,795,980
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,370,804
Series 2013-C05, Class A3
2.920%	03/10/46	2,763	2,707,798
Series 2013-C06, Class A3
2.971%	04/10/46	1,498	1,468,483
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class XB, IO
1.481%(cc)	08/15/49	9,000	812,638
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,171,143
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,153,062

Total Commercial Mortgage-Backed Securities (cost $190,372,011)			183,551,080
Corporate Bonds — 10.2%
Aerospace & Defense — 0.1%
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	170	175,952
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	1,790	1,780,428
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,100	1,092,487
			3,048,867
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,685	2,559,174
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	290	299,986
			2,859,160

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,249	$ 2,164,264
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	16	17,587
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	442	459,012
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	396	403,717
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	313	312,885
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24^	222	243,233
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	218	219,167
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	464	468,051
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,300	1,289,482
			5,577,398
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.747%(c)	04/12/21	355	356,174
Gtd. Notes, 144A
3.100%	04/12/21	480	476,858
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	875	872,342
3.350%	05/04/21	1,455	1,448,547
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,090	907,616
5.291%	12/08/46(a)	950	846,125
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	515	507,669
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	1,065	1,092,080
6.600%	04/01/36	585	623,680
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.189%(c)	04/09/21	820	823,133
Gtd. Notes
3.550%	04/09/21	620	619,572
3.950%	04/13/24	1,700	1,653,332
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	$ 2,257,166
			12,484,294
Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24	1,690	1,671,576
Banks — 3.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.457%(c)	04/12/23	400	400,790
Sr. Unsec’d. Notes
3.848%	04/12/23	800	781,598
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%	12/31/49	275	293,563
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,520	1,498,897
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22	2,275	2,273,751
3.824%	01/20/28	615	598,469
4.000%	04/01/24	745	752,449
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,677,666
4.450%	03/03/26	4,790	4,795,778
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	956,920
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%
2.797%(c)	04/13/21	400	401,600
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21	570	567,725
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	572,838
3.684%	01/10/23	320	311,649
4.375%	01/12/26	1,205	1,168,893
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20	1,625	1,605,479
3.450%	04/30/21	3,215	3,211,667
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	3,480	3,478,129
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	1,590	1,636,985
Jr. Sub. Notes, Series R
6.125%	12/31/49	945	984,572
Jr. Sub. Notes, Series T
6.250%	12/31/49	640	668,000
Sr. Unsec’d. Notes
3.200%	10/21/26	670	625,382
3.700%	01/12/26	1,610	1,562,124

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.887%	01/10/28	560	$ 543,670
8.125%	07/15/39	365	526,865
Sub. Notes
4.450%	09/29/27	1,485	1,467,842
4.750%	05/18/46	440	429,188
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	980	953,131
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,240	1,217,177
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	585,981
Sub. Notes
7.000%	04/15/20	485	508,373
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49	1,800	1,836,000
Jr. Sub. Notes, Series O
5.300%	12/31/49(a)	560	560,280
Sr. Unsec’d. Notes
3.750%	02/25/26	1,165	1,131,989
3.814%	04/23/29	440	419,720
3.850%	01/26/27	2,625	2,546,749
4.223%	05/01/29	335	330,095
5.750%	01/24/22	3,265	3,473,673
Sub. Notes
6.750%	10/01/37	1,100	1,323,251
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.922%(c)	05/18/21	1,530	1,532,963
Sr. Unsec’d. Notes
4.875%	01/14/22	1,230	1,275,496
5.100%	04/05/21	920	956,080
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.809%(c)	12/31/49	2,000	2,008,500
Jr. Sub. Notes, Series X
6.100%	12/31/49	1,175	1,216,125
Sr. Unsec’d. Notes
3.782%	02/01/28	270	262,755
3.964%	11/15/48	2,240	2,046,040
4.005%	04/23/29	1,360	1,336,959
4.250%	10/15/20	1,660	1,692,040
Sub. Notes
3.875%	09/10/24	3,525	3,491,361
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%	04/26/21	3,000	2,991,238
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	1,400	1,394,576
Gtd. Notes, 144A, MTN
5.800%	01/13/20	1,770	1,825,065
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25	2,385	$ 2,274,100
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49	640	647,360
Sr. Unsec’d. Notes
4.375%	01/22/47	930	903,765
4.457%	04/22/39	290	287,823
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	470	458,313
3.750%	02/25/23	155	154,971
3.772%	01/24/29(a)	1,295	1,243,063
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	1,030	977,254
6.375%	07/24/42	205	255,588
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,026,471
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19	455	453,754
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.729%(c)	04/30/21	1,620	1,625,640
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	360	359,337
			83,375,545
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,221,637
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	830	828,495
			2,050,132
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	1,135	1,133,581
Chemicals — 0.2%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,160	1,218,147
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	445	412,737
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	2,675	2,587,988
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	5	5,300
9.400%	05/15/39	30	45,695

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	770	$ 692,012
5.000%	04/15/19	201	202,007
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33(a)	265	270,345
5.625%	11/15/43	295	302,009
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	500	579,260
			6,315,500
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	783,666
7.000%	10/15/37	390	488,412
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	735	689,063
5.875%	09/15/26	400	410,500
			2,371,641
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	2,400	2,354,076
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	825	827,085
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	215	215,008
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	150	148,538
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18	455	454,866
			3,999,573
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19	600	602,364
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	1,300	1,280,813
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	889,852
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	465	478,849
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	02/06/12(d)	1,850	51,800
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
6.875%	05/02/18(d)	700	$ 20,160
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,380	1,369,298
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	285	274,619
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	253,808
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,175	2,150,603
			7,372,166
Electric — 1.1%
Avista Corp.,
First Mortgage
4.350%	06/01/48	845	844,620
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	647,043
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	396,316
Black Hills Corp.,
Sr. Unsec’d. Notes
2.500%	01/11/19	950	948,906
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.
6.950%	03/15/33	300	386,830
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/39	145	167,610
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,487,775
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,075	1,057,864
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	650,890
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	949,702
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	605	614,360
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,397	2,355,166
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	400	408,386
6.250%	10/01/39	1,375	1,497,033
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	265	289,273

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	$ 457,471
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	158,453
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,105	2,099,368
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,000	1,070,860
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	545,537
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,585,864
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19	545	553,453
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	939,440
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	980	881,855
5.000%	03/15/44	495	515,122
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21(a)	1,260	1,240,472
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	675	638,729
3.700%	05/01/28	850	844,619
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	618,259
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	989,770
Southern California Edison Co.,
First Ref. Mtge.
4.000%	04/01/47	350	328,755
First Ref. Mtge., Series C
3.600%	02/01/45	690	608,049
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, 144A
2.750%	05/07/19	500	498,354
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	498,809
			28,775,013
Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21	650	639,562
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	240	$ 244,538
5.375%	04/15/26	725	736,245
			980,783
Foods — 0.0%
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	360	317,951
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	275	286,125
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	1,270	1,410,512
			1,696,637
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	45	45,513
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	2,355	2,233,482
			2,278,995
Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	372	364,326
Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	584,479
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	330	322,468
4.650%	01/15/43	260	255,958
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21	750	763,125
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	435	438,932
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	1,870	1,864,553
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27(a)	700	685,125
5.250%	04/15/25	350	360,937
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	669,159

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	160	$ 157,865
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	340	330,002
			6,432,603
Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	1,000	1,003,750
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	2,010	1,911,727
Insurance — 0.3%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	990	1,026,191
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	635	665,968
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	215	259,913
7.000%	03/15/34	910	1,109,665
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	824,303
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	164,302
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	860,853
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	100	122,961
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20	640	665,892
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	104,438
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,387,296
6.850%	12/16/39	122	160,114
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	315	327,877
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19	575	589,697
			8,269,470
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	490	$ 490,006
3.250%	09/15/22	805	790,390
			1,280,396
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	1,096,239
Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	250	310,771
6.900%	08/15/39	35	47,641
7.625%	11/30/28	1,265	1,597,747
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,225	1,206,625
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25	720	714,600
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	630	677,564
6.484%	10/23/45	1,000	1,074,983
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,703,327
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	677	660,129
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	260,057
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	340	331,165
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	850	873,375
Warner Media LLC,
Gtd. Notes
3.800%	02/15/27	585	559,587
			10,017,571
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%	10/19/75	315	328,387
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	400	436,690
6.750%	04/16/40	300	355,124
			1,120,201

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,040	$ 1,051,700
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	485	482,115
2.125%	09/27/21	1,195	1,146,949
2.750%	01/06/23	385	371,284
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	855	820,291
4.375%	02/11/20	800	811,323
			3,631,962
Oil & Gas — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	1,000	423,774
4.850%	03/15/21	800	822,158
6.450%	09/15/36	1,040	1,186,721
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	850,289
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	150	151,762
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	238,616
Encana Corp. (Canada),
Sr. Unsec’d. Notes
3.900%	11/15/21	100	100,427
6.500%	02/01/38	240	281,288
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	830	810,176
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	255	255,893
6.510%	03/07/22	440	463,264
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	1,555	1,590,202
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	400	398,360
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	595	576,351
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	535	499,690
5.750%	02/01/29	610	544,639
6.250%	03/17/24	515	516,030
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	330	$ 339,900
5.500%	01/21/21	1,295	1,336,323
6.500%	06/02/41	955	895,312
8.625%	12/01/23	350	395,712
Gtd. Notes, MTN
6.750%	09/21/47	1,590	1,517,162
6.875%	08/04/26	1,000	1,054,900
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	983,780
			16,232,729
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20	559	555,037
4.000%	12/21/25	2,170	2,169,552
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21	100	99,938
			2,824,527
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	465	470,813
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22	675	696,840
			1,167,653
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	919,476
4.500%	05/14/35	1,595	1,532,003
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	1,770	1,721,695
4.850%	06/15/44	30	29,654
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
3.003%(c)	06/25/21	805	808,126
Gtd. Notes, 144A
3.500%	06/25/21	350	349,188
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	230	228,898
5.050%	03/25/48	535	547,221
5.125%	07/20/45	440	452,336
5.300%	12/05/43	170	177,661
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	2,570	2,482,332
			9,248,590

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.3%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	473	$ 483,643
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21	610	624,663
4.950%	06/15/28	795	809,391
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,055	1,053,217
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,124,131
4.875%	06/01/25	2,275	2,349,479
5.200%	03/01/47	25	25,050
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	152,208
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	640	635,916
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.500%	08/15/48	80	75,422
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	222,338
4.900%	01/15/45	1,100	1,070,148
			8,625,606
Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	190	189,222
Retail — 0.3%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.036%(c)	04/17/20	795	796,209
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,330,061
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	1,000	1,010,300
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22(a)	300	299,147
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,020	971,550
			6,407,267
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,195	1,184,773
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,555	$ 1,463,942
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	915	920,093
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55	360	356,771
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	700	714,829
			1,991,693
Telecommunications — 0.3%
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31	10	12,923
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	3,130	2,979,976
4.500%	05/15/35	225	210,209
4.500%	03/09/48	12	10,471
4.550%	03/09/49	4	3,510
5.350%	09/01/40	113	112,066
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%(cc)	12/15/30	350	497,131
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	600	622,500
9.000%	11/15/18	800	804,960
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,050	1,046,063
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	1,900	1,704,528
4.500%	08/10/33	865	857,881
			8,862,218
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	895,005
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	829,047
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	130,645
			1,854,697

Total Corporate Bonds (cost $265,384,075)			263,181,236

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32	180	$ 183,316
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	1,305	1,780,411
California Educational Facilities Authority, Stanford Univ.,,
Revenue Bonds, Series U-7, BABs
5.000%	06/01/46	550	694,282
State of California,
GO, BABs
7.300%	10/01/39	1,250	1,745,262
7.500%	04/01/34	350	483,956
7.550%	04/01/39	245	357,597
7.625%	03/01/40	205	298,511
			5,360,019
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	565	725,709
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	1,246,101
State of Illinois,
GO, Series D, BABs
5.000%	11/01/22	2,305	2,419,235
			3,665,336
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,000	1,430,790
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,285,229
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, Series C, BABs
4.910%	06/01/40	415	467,012
Ohio State Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	296,263
			763,275
Oregon — 0.0%
State of Oregon Department of Transportation Highway,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	425	513,651
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	$ 602,076
Texas — 0.1%
University of Texas System (The),
Revenue Bonds, Series F, Rfdg.
5.000%	08/15/47	1,100	1,347,852
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	355	341,446

Total Municipal Bonds (cost $13,851,009)			16,218,699
Residential Mortgage-Backed Securities — 1.1%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	66	65,807
Banc of America Funding Corp.,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	727	720,709
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.694%(cc)	02/25/35	152	151,321
Series 2005-B, Class 2A1
3.896%(cc)	03/25/35	160	156,081
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.916%(c)	10/25/27	503	506,831
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
3.816%(c)	04/25/28	233	234,168
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.166%(c)	08/25/28	600	600,786
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.566%(c)	08/25/28	300	301,791
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
3.816%(c)	08/25/28	300	302,594
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.126%(cc)	02/25/37	301	304,204
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.104%(c)	12/25/57	1,364	1,380,637
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.104%(c)	01/25/57	2,716	2,771,387
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,260	1,232,814
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,500	2,458,870
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.366%(c)	09/25/28	159	159,878
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.416%(c)	10/25/28	106	106,292

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.666%(c)	01/25/29	553	$ 556,832
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.516%(c)	03/25/29	950	958,926
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	11/25/28	654	667,563
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	07/25/29	1,883	1,899,291
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	03/25/30	3,504	3,517,976
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.714%(c)	08/25/60	1,600	1,599,701
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
2.699%(c)	10/15/54	1,600	1,599,525
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.576%(cc)	07/25/35	148	150,571
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
2.730%(c)	12/22/69	1,232	1,232,188
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.421%(c)	08/25/46	1,032	1,022,184
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
4.114%(c)	05/01/22	1,142	1,141,984
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.906%(c)	11/01/22	747	751,470
LSTAR Securities Investment Trust,
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
4.006%(c)	09/01/22	882	886,598
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19	3	2,839
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	692	688,480
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.766%(c)	07/25/28	300	300,375
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
2.884%(c)	09/25/48	1,000	1,001,943
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.231%(cc)	02/25/34	204	205,234
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20	39	38,780

Total Residential Mortgage-Backed Securities (cost $29,540,207)			29,676,630
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 1.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	$ 2,286,900
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	220,000
4.375%	07/12/21		400	407,200
7.375%	09/18/37		450	567,000
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	693,304
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		265	272,629
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	375,304
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		1,760	1,877,920
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,200	1,496,012
Sr. Unsec’d. Notes, 144A, MTN
2.150%	07/18/24	EUR	1,510	1,772,908
5.875%	01/15/24		750	804,135
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26		350	354,793
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21		600	572,298
2.125%	11/16/20		1,200	1,174,367
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		600	581,514
2.125%	10/25/23		1,000	935,237
2.625%	04/20/22		1,400	1,362,841
Sr. Unsec’d. Notes, EMTN
2.125%	04/13/21		200	193,838
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		438	440,878
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		366	349,713
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		490	487,800
4.000%	09/22/24		395	400,336
4.500%	04/16/50		340	337,113
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	805,600
5.103%	04/23/48		885	920,400
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		980	945,700
2.875%	03/04/23		1,285	1,241,053
4.000%	04/17/25		750	750,375

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22	1,200	$ 1,161,684
3.250%	06/01/23	600	594,839
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	1,260	1,272,159
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	560	560,000
5.100%	06/18/50	490	499,800

Total Sovereign Bonds (cost $27,245,156)			26,715,650
U.S. Government Agency Obligations — 8.1%
Federal Home Loan Bank
5.500%	07/15/36(k)	850	1,081,378
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	1,043	977,657
2.500%	03/01/30	614	595,501
3.000%	TBA	7,500	7,168,841
3.000%	10/01/28	482	477,671
3.000%	06/01/29	927	917,764
3.000%	01/01/37	270	262,850
3.000%	06/01/42	424	410,009
3.000%	10/01/42	992	958,551
3.000%	01/01/43	893	861,819
3.000%	07/01/43	2,346	2,263,726
3.500%	TBA	12,250	12,045,171
3.500%	06/01/42	435	431,966
3.500%	01/01/47	965	950,525
4.000%	TBA	4,000	4,039,205
4.000%	TBA	11,500	11,612,715
4.000%	06/01/26	622	637,358
4.000%	09/01/26	218	222,712
4.000%	10/01/39	688	699,995
4.000%	12/01/40	468	476,908
4.000%	10/01/41	488	497,608
4.000%	01/01/42	171	174,552
4.500%	02/01/19	1	658
4.500%	07/01/19	26	26,451
4.500%	07/01/20	30	30,834
4.500%	02/01/39	104	108,093
4.500%	09/01/39	174	181,720
4.500%	10/01/39	1,574	1,642,391
4.500%	12/01/39	150	156,503
4.500%	07/01/41	276	287,287
4.500%	07/01/41	1,923	2,005,528
4.500%	08/01/41	133	137,069
4.500%	08/01/41	233	241,730
4.500%	08/01/41	561	585,335
4.500%	10/01/41	210	216,912
5.000%	05/01/34	21	22,166
5.000%	05/01/34	345	364,782
5.000%	10/01/35	8	8,661
5.000%	07/01/37	547	581,178
5.000%	05/01/39	77	81,437
5.500%	12/01/33	47	50,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	01/01/34	48	$ 51,910
5.500%	06/01/34	82	89,243
5.500%	07/01/34	210	226,785
5.500%	05/01/37	61	65,667
5.500%	02/01/38	483	521,179
5.500%	05/01/38	53	56,844
5.500%	07/01/38	130	139,705
6.000%	03/01/32	259	285,480
6.000%	12/01/33	53	58,104
6.000%	11/01/36	60	66,461
6.000%	01/01/37	49	54,081
6.000%	05/01/37	30	33,572
6.000%	02/01/38	5	5,640
6.000%	08/01/39	74	81,755
6.750%	03/15/31(k)	550	736,663
7.000%	05/01/31	14	14,842
7.000%	06/01/31	14	14,675
7.000%	08/01/31	116	123,745
7.000%	10/01/31	7	7,146
Federal National Mortgage Assoc.
2.000%	08/01/31	951	892,397
2.500%	01/01/28	910	885,665
2.500%	10/01/43	741	689,234
2.500%	12/01/46	1,542	1,428,352
3.000%	02/01/27	1,933	1,921,188
3.000%	08/01/30	1,356	1,344,554
3.000%	11/01/36	2,469	2,407,146
3.000%	12/01/42	1,815	1,753,744
3.000%	11/01/46	294	281,917
3.000%	03/01/47	1,002	959,710
3.500%	TBA	4,500	4,423,384
3.500%	TBA	3,000	3,012,305
3.500%	06/01/39	605	598,675
3.500%	01/01/42	4,869	4,829,851
3.500%	05/01/42	2,596	2,574,665
3.500%	07/01/42	966	958,077
3.500%	08/01/42	409	405,557
3.500%	08/01/42	1,205	1,195,086
3.500%	09/01/42	530	525,708
3.500%	09/01/42	1,974	1,958,390
3.500%	11/01/42	349	345,946
3.500%	03/01/43	2,868	2,844,680
3.500%	04/01/43	677	671,209
3.500%	04/01/43	1,031	1,022,364
3.500%	01/01/46	2,123	2,098,475
4.000%	TBA	15,000	15,146,484
4.000%	10/01/41	3,100	3,153,811
4.000%	09/01/44	3,020	3,056,948
4.500%	07/01/33	60	61,767
4.500%	08/01/33	49	51,138
4.500%	09/01/33	131	135,483
4.500%	10/01/33	11	10,915
4.500%	10/01/33	36	37,809
4.500%	10/01/33	154	160,222
4.500%	01/01/35	2	1,853
4.500%	07/01/39	1,032	1,074,470
4.500%	08/01/39	1,591	1,657,227
4.500%	03/01/41	547	568,685

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	TBA	4,250	$ 4,461,196
5.000%	03/01/34	282	300,250
5.000%	06/01/35	104	110,202
5.000%	07/01/35	136	143,492
5.000%	09/01/35	84	89,402
5.000%	11/01/35	114	120,556
5.000%	02/01/36	131	138,797
5.000%	05/01/36	65	69,389
5.500%	09/01/33	287	308,971
5.500%	10/01/33	89	96,466
5.500%	12/01/33	63	68,461
5.500%	01/01/34	1	1,586
5.500%	12/01/34	212	229,378
5.500%	10/01/35	829	899,286
5.500%	03/01/36	147	158,970
5.500%	05/01/36	123	132,102
5.500%	04/01/37	117	126,117
6.000%	05/01/21	37	37,575
6.000%	08/01/22	37	37,563
6.000%	04/01/33	25	27,770
6.000%	06/01/33	6	6,906
6.000%	10/01/33	320	347,157
6.000%	11/01/33	7	7,341
6.000%	11/01/33	22	23,915
6.000%	11/01/33	49	52,995
6.000%	01/01/34	319	350,520
6.000%	02/01/34	80	88,031
6.000%	03/01/34	34	36,920
6.000%	03/01/34	68	73,135
6.000%	07/01/34	185	202,386
6.000%	08/01/34	1	673
6.000%	10/01/34	5	5,092
6.000%	11/01/34	3	2,919
6.000%	11/01/34	45	49,929
6.000%	12/01/34	24	25,747
6.000%	01/01/35	81	88,169
6.000%	01/01/35	245	266,303
6.000%	02/01/35	5	5,127
6.000%	02/01/35	79	85,796
6.000%	02/01/35	288	319,581
6.000%	03/01/35	3	3,015
6.000%	04/01/35	1	1,132
6.000%	07/01/36	49	53,768
6.000%	02/01/37	87	96,083
6.000%	05/01/37	33	36,573
6.000%	06/01/37	1	962
6.000%	08/01/37	—(r )	210
6.000%	08/01/37	19	21,130
6.000%	09/01/37	—(r )	383
6.000%	10/01/37	38	41,961
6.000%	05/01/38	80	87,185
6.000%	06/01/38	2	2,647
6.250%	05/15/29(k)	1,245	1,569,936
6.500%	07/01/32	57	62,671
6.500%	09/01/32	2	1,888
6.500%	09/01/32	14	15,667
6.500%	09/01/32	68	74,343
6.500%	09/01/32	68	74,522
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	09/01/32	95	$ 104,174
6.500%	04/01/33	114	125,724
6.500%	11/01/33	23	24,802
6.500%	01/01/34	45	49,368
6.500%	09/01/34	74	80,596
6.500%	10/01/34	157	172,339
6.500%	09/01/36	71	78,951
6.500%	10/01/36	33	36,825
6.500%	11/01/36	22	24,458
6.500%	01/01/37	41	44,827
6.500%	01/01/37	113	123,547
6.625%	11/15/30(k)	800	1,054,130
7.000%	02/01/32	33	36,148
7.000%	03/01/32	3	2,544
7.000%	05/01/32	17	19,049
7.000%	06/01/32	20	22,229
7.000%	07/01/32	59	65,579
7.125%	01/15/30(k)	3,195	4,308,620
Government National Mortgage Assoc.
2.500%	12/20/46	805	755,096
3.000%	12/20/44	372	362,507
3.000%	03/15/45	1,129	1,094,669
3.000%	11/20/45	1,056	1,026,092
3.000%	03/20/46	2,437	2,367,273
3.000%	07/20/46	4,497	4,364,440
3.000%	08/20/46	1,675	1,625,706
3.000%	11/20/46	847	821,582
3.000%	12/20/46	1,514	1,468,093
3.000%	01/20/47	430	417,178
3.000%	04/20/47	1,787	1,732,573
3.500%	TBA	11,000	10,937,695
3.500%	12/20/42	1,523	1,523,250
3.500%	05/20/43	468	468,470
3.500%	04/20/45	2,099	2,092,487
3.500%	07/20/46	7,893	7,858,921
4.000%	TBA	6,250	6,356,201
4.000%	06/15/40	102	104,403
4.000%	05/20/41	83	84,697
4.000%	12/20/42	767	786,617
4.000%	08/20/44	374	382,933
4.000%	11/20/45	860	881,223
4.000%	12/20/45	2,264	2,320,943
4.500%	TBA	5,500	5,683,724
4.500%	04/15/40	747	779,208
4.500%	01/20/41	592	620,975
4.500%	02/20/41	989	1,036,704
4.500%	03/20/41	500	524,463
4.500%	06/20/44	751	788,597
4.500%	09/20/46	709	741,743
4.500%	11/20/46	1,055	1,108,744
4.500%	03/20/47	737	768,975
5.000%	10/20/37	105	110,561
5.000%	04/20/45	760	805,102
5.500%	08/15/33	256	274,636
5.500%	08/15/33	287	307,224
5.500%	09/15/33	82	88,242
5.500%	12/15/33	35	37,091
5.500%	03/15/34	165	177,433

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	12/15/34	380	$ 416,207
5.500%	07/15/35	79	86,315
5.500%	04/15/36	134	144,902
6.000%	11/15/23	—(r )	457
6.000%	05/15/32	—(r )	264
6.000%	04/15/33	9	9,694
6.000%	12/15/33	129	139,566
6.000%	01/15/34	37	40,766
6.000%	01/15/34	61	65,722
6.000%	01/15/34	70	76,586
6.000%	06/20/34	129	140,544
6.000%	07/15/34	93	101,568
6.500%	10/15/23	1	1,179
6.500%	12/15/23	5	4,959
6.500%	01/15/24	1	549
6.500%	01/15/24	1	571
6.500%	01/15/24	1	1,633
6.500%	01/15/24	4	4,019
6.500%	01/15/24	12	13,388
6.500%	01/15/24	17	18,431
6.500%	01/15/24	18	19,596
6.500%	01/15/24	40	44,199
6.500%	01/15/24	63	68,652
6.500%	02/15/24	3	3,441
6.500%	02/15/24	6	6,274
6.500%	02/15/24	6	6,302
6.500%	02/15/24	7	7,568
6.500%	02/15/24	16	17,975
6.500%	02/15/24	17	18,635
6.500%	03/15/24	2	1,644
6.500%	03/15/24	3	3,797
6.500%	03/15/24	4	4,505
6.500%	04/15/24	—(r )	425
6.500%	04/15/24	1	1,340
6.500%	04/15/24	2	1,684
6.500%	04/15/24	2	2,688
6.500%	04/15/24	3	2,755
6.500%	04/15/24	3	3,533
6.500%	04/15/24	8	8,235
6.500%	04/15/24	15	16,931
6.500%	05/15/24	4	4,771
6.500%	05/15/24	6	6,310
6.500%	05/15/24	25	26,876
6.500%	10/15/24	22	23,198
6.500%	11/15/28	6	6,729
6.500%	08/15/31	8	8,240
6.500%	12/15/31	11	12,030
6.500%	01/15/32	27	29,765
6.500%	02/15/32	46	50,922
6.500%	06/15/32	24	26,202
6.500%	07/15/32	45	48,849
6.500%	08/15/32	6	6,377
6.500%	08/15/32	7	8,038
6.500%	08/15/32	8	8,710
6.500%	08/15/32	27	30,037
6.500%	08/15/32	218	246,066
6.500%	08/15/34	27	29,083
6.500%	06/15/35	44	48,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	09/15/36	60	$ 68,815
8.000%	01/15/24	8	8,283
8.000%	07/15/24	1	627
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25	915	899,011
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510	687,032

Total U.S. Government Agency Obligations (cost $211,106,048)			207,864,503
U.S. Treasury Obligations — 1.8%
U.S. Treasury Bonds
3.125%	05/15/48	90	88,801
U.S. Treasury Inflation Indexed Bonds, TIPS
2.375%	01/15/27	30,810	34,318,481
U.S. Treasury Notes
2.750%	08/31/23	750	743,437
2.750%	08/31/25(a)	1,310	1,288,457
2.875%	08/15/28	385	379,075
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28	2,115	1,576,888
2.241%(s)	05/15/28	1,055	780,351
2.280%(s)	02/15/29	1,055	761,771
2.384%(s)	05/15/29	2,175	1,556,592
2.519%(s)	08/15/25	680	551,398
2.783%(s)	08/15/29	1,000	710,590
2.878%(s)	05/15/31	1,000	670,396
3.042%(s)	11/15/35	2,000	1,153,673
3.202%(s)	08/15/40	2,000	985,855

Total U.S. Treasury Obligations (cost $46,697,669)			45,565,765

Total Long-Term Investments (cost $1,359,003,790)			2,268,163,305

	Shares
Short-Term Investments — 17.4%
Affiliated Mutual Funds — 17.3%
PGIM Core Short-Term Bond Fund(w)	7,202,608	66,768,173
PGIM Core Ultra Short Bond Fund(w)	321,017,006	321,017,006
PGIM Institutional Money Market Fund (cost $57,869,039; includes $57,765,226 of cash collateral for securities on loan)(b)(w)	57,869,548	57,875,335

Total Affiliated Mutual Funds (cost $445,967,842)		445,660,514

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper — 0.0%
Ford Motor Credit Co. LLC
3.201%(n)	04/09/19	1,790	1,759,656
(cost $1,760,662)

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills
2.169%(n)	12/20/18(k)	1,895	$ 1,886,036
(cost $1,886,034)

Options Purchased*~ — 0.0%
(cost $175,547)	218,034

Total Short-Term Investments (cost $449,790,085)	449,524,240

TOTAL INVESTMENTS—105.3% (cost $1,808,793,875)	2,717,687,545

Liabilities in excess of other assets(z) — (5.3)%	(137,456,169)

Net Assets — 100.0%	$2,580,231,376

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $231,282 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,567,357; cash collateral of $57,765,226 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	12,120	$ 300
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	11,785	289
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	29,460	23,539
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	58,480	138,192
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	59,300	55,714
Total Options Purchased (cost $175,547)							$218,034

Futures contracts outstanding at September 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
830	2 Year U.S. Treasury Notes	Dec. 2018	$174,909,531	$ (481,258)
1,478	5 Year U.S. Treasury Notes	Dec. 2018	166,240,360	(1,100,727)
73	10 Year U.S. Treasury Notes	Dec. 2018	8,671,031	3,801
489	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	75,443,531	(2,629,236)
6	Mini MSCI EAFE Index	Dec. 2018	592,650	6,197
154	S&P 500 E-Mini Index	Dec. 2018	22,476,300	57,493
24	S&P 500 Index	Dec. 2018	17,514,000	87,685
				(4,056,045)
A26

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Futures contracts outstanding at September 30, 2018 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
237	90 Day Euro Dollar	Dec. 2018	$ 57,673,950	$ 423,147
56	10 Year U.S. Ultra Treasury Notes	Dec. 2018	7,056,000	130,732
183	20 Year U.S. Treasury Bonds	Dec. 2018	25,711,500	748,001
				1,301,880
				$(2,754,165)
Forward foreign currency exchange contracts outstanding at September 30, 2018:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/26/18	Citigroup Global Markets	EUR	2,167	$2,475,354	$2,521,313	$ —	$(45,959)
Expiring 10/26/18	Citigroup Global Markets	EUR	2,120	2,498,763	2,466,871	31,892	—
Expiring 10/26/18	Citigroup Global Markets	EUR	707	832,451	822,291	10,160	—
				$5,806,568	$5,810,475	$42,052	$(45,959)
Credit default swap agreements outstanding at September 30, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	39,000	$230,699	$169,121	$(61,578)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Forward rate agreement outstanding at September 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreement^:
46,400	10/10/18	—(3)	—(3)	$(11,951)	$—	$(11,951)	Citigroup Global Markets
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays or receives payments based on CMM102 minus 7 Year CMT minus 1.1925% upon termination.

Inflation swap agreement outstanding at September 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,240	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$29	$(30,172)	$(30,201)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	2,835	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 21,623	$ 6,656	$ (14,967)
	852,345	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	—	77,654	77,654
	747,120	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	239,461	239,461
	47,045	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(17,943)	355,118	373,061
	9,895	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(5,201)	73,123	78,324
	17,865	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	5,028	140,955	135,927
	28,570	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	17,379	241,070	223,691
	13,360	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	3,688	87,265	83,577
	5,500	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	62	27,261	27,199
	2,345	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	8,961	8,966
	17,640	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	81,334	81,334
	570	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	6,329	6,329
	805	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	2,882	2,882
	14,815	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	32,653	721,637	688,984
	11,300	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	35,176	401,632	366,456
	7,455	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	110,173	110,173
	1,180	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	17,788	17,788
	4,758	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,258)	21,102	24,360
	3,685	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,908	(261)	(3,169)
	11,431	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	657	(3,815)	(4,472)
	27,645	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	216,719	1,593,804	1,377,085
	5,668	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	62,809	391,071	328,262
	1,185	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,503	74,558	73,055
	925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	53,248	53,248
	3,150	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,997)	154,978	156,975
	525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	29,148	29,148
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	11,580	11,580
					$371,801	$4,924,712	$4,552,911

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
A28

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$7,511,121
Goldman Sachs & Co.	—	1,886,036
Total	$—	$9,397,157
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,298,953,583	$ 21,454,912	$ —
Exchange Traded Funds	6,521,505	—	—
Preferred Stocks	1,308,300	37,509	—
Asset-Backed Securities
Automobiles	—	43,965,511	—
Collateralized Loan Obligations	—	60,228,803	—
Consumer Loans	—	6,006,679	—
Credit Cards	—	7,822,474	—
Equipment	—	7,413,550	—
Home Equity Loans	—	3,667,506	—
Other	—	1,904,556	—
Residential Mortgage-Backed Securities	—	18,867,969	—
Student Loans	—	17,066,672	—
Bank Loan	—	170,213	—
Commercial Mortgage-Backed Securities	—	183,551,080	—
Corporate Bonds	—	262,938,003	243,233
Municipal Bonds	—	16,218,699	—
Residential Mortgage-Backed Securities	—	29,676,630	—
Sovereign Bonds	—	26,715,650	—
U.S. Government Agency Obligations	—	207,864,503	—
U.S. Treasury Obligations	—	47,451,801	—
Affiliated Mutual Funds	445,660,514	—	—
Commercial Paper	—	1,759,656	—
Options Purchased	—	218,034	—
Other Financial Instruments*
Futures Contracts	(2,754,165)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,907)	—
Centrally Cleared Credit Default Swap Agreement	—	(61,578)	—
OTC Forward Rate Agreement	—	—	(11,951)
Centrally Cleared Inflation Swap Agreement	—	(30,201)	—
Centrally Cleared Interest Rate Swap Agreements	—	4,552,911	—
Total	$1,749,689,737	$969,457,635	$231,282

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
A29

DIVERSIFIED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.6%
Asset-Backed Securities — 27.3%
Automobiles — 0.0%
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	400	$ 396,526
Collateralized Loan Obligations — 19.2%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.619%(c)	07/15/29	250	250,257
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.142%(c)	11/17/27	4,500	4,480,510
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%
3.599%(c)	07/16/29	500	500,616
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.177%(c)	04/22/27	8,250	8,206,178
Battalion CLO Ltd.,
Series 2018-012A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.400%(c)	05/17/31	3,000	2,985,434
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-012A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	10/15/30	4,500	4,505,702
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%
3.686%(c)	01/17/28	2,500	2,478,019
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%
3.519%(c)	01/15/30	4,000	4,000,696
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.607%(c)	04/22/30	7,750	7,736,191
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.330%(c)	04/24/31	1,500	1,489,571
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.457%(c)	01/22/31	3,750	3,740,024
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
3.212%(c)	04/19/29	5,000	4,976,706
ECP CLO Ltd. (Cayman Islands),
Series 2014-06A, Class A1A, 144A, 3 Month LIBOR + 1.450%
3.789%(c)	07/15/26	1,500	1,500,899
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%
3.569%(c)	10/15/29	7,500	7,508,534
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%
3.559%(c)	07/15/30	5,250	5,251,735
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%
3.189%(c)	01/16/26	5,000	4,984,591
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	6,000	5,971,528
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.539%(c)	04/26/31	3,500	3,477,315
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.341%(c)	02/05/31	4,000	$ 3,981,756
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%
3.365%(c)	04/25/31	2,500	2,484,079
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.627%(c)	10/23/29	1,250	1,251,976
KVK CLO Ltd. (Cayman Islands),
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.180%
3.519%(c)	07/15/26	250	250,031
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.539%(c)	10/15/26	1,000	1,000,075
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%
3.324%(c)	04/25/31	5,750	5,725,438
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.681%(c)	04/21/31	9,750	9,717,924
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.472%(c)	02/20/31	4,000	3,993,211
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.549%(c)	01/16/31	4,000	4,000,682
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.587%(c)	10/12/30	8,000	8,010,162
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.459%(c)	07/15/31	6,000	5,979,901
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-016SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.189%(c)	01/15/28	3,000	2,986,355
OCP CLO Ltd. (Cayman Islands),
Series 2017-013A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.599%(c)	07/15/30	750	750,997
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	10/30/30	1,250	1,251,268
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.466%(c)	01/17/31	4,000	3,993,590
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%
3.618%(c)	07/20/30	1,000	1,001,248
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.539%(c)	11/14/29	3,500	3,503,957
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.378%(c)	04/20/31	4,000	3,976,531
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
3.405%(c)	01/26/31	3,500	3,487,960
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.228%(c)	07/20/27	4,000	3,987,124
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%
3.568%(c)	10/20/30	5,750	5,755,479
A30

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.576%(c)	01/17/30	3,500	$ 3,493,096
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%
3.648%(c)	07/20/27	6,000	5,955,715
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.488%(c)	01/20/31	3,000	2,994,093
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%
3.739%(c)	07/15/27	5,000	4,963,378
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.035%(c)	10/25/28	3,250	3,251,630
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.545%(c)	01/25/31	4,000	4,000,863
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%
3.935%(c)	01/25/31	1,500	1,493,877
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.219%(c)	07/15/27	5,000	4,985,098
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%
3.549%(c)	10/15/30	7,500	7,506,325
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.305%(c)	04/25/31	3,000	2,979,075
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.668%(c)	04/20/29	1,750	1,752,722
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.598%(c)	10/20/29	1,000	1,001,358
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.486%(c)	01/17/31	6,500	6,489,200
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.638%(c)	10/20/31	2,750	2,746,425
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%
3.497%(c)	01/22/31	2,000	2,000,035
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.709%(c)	07/15/29	1,000	1,002,157
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.289%(c)	04/15/29	8,500	8,470,559
			216,219,856
Consumer Loans — 2.2%
Lendmark Funding Trust,
Series 2016-02A, Class A, 144A
3.260%	04/21/25	700	700,696
Series 2017-01A, Class A, 144A
2.830%	12/22/25	1,000	994,327
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	43	42,801
Series 2015-02A, Class C, 144A
4.320%	07/18/25	1,100	1,104,531
Series 2016-01A, Class A, 144A
3.660%	02/20/29	2,500	2,507,648
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2016-02A, Class A, 144A
4.100%	03/20/28	1,175	$ 1,180,783
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	484,070
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	488,617
Series 2018-01A, Class A, 144A
3.300%	03/14/29	1,030	1,022,114
Oportun Funding IV LLC,
Series 2016-C, Class A, 144A
3.280%	11/08/21	2,550	2,551,324
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	1,200	1,195,048
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	497,614
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,228,662
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	3,000	2,953,572
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,127,334
PNMAC GMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%
4.566%(c)	04/25/23	120	120,777
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
5.066%(c)	02/25/23	740	748,562
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%
4.866%(c)	08/25/25	1,200	1,209,726
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	2,532	2,521,301
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	2,197	2,196,907
			24,876,414
Home Equity Loans — 2.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500%
5.464%(c)	01/25/33	1,606	1,605,517
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925%
5.141%(c)	10/25/31	248	260,546
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%
4.330%(c)	09/25/33	2,400	2,281,779
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%
3.041%(c)	05/25/34	593	591,311
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%
3.403%(c)	06/15/33	780	780,759

A31

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%
3.116%(c)	03/25/34	2,302	$ 2,309,009
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34	386	394,700
Credit Suisse First Boston Mortgage Pass-Through Certificates,
Series 2002-HE04, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	08/25/32	35	35,279
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	08/25/35	263	264,558
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	05/25/33	541	536,676
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%
3.236%(c)	10/25/33	417	417,099
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.870%
3.086%(c)	11/25/34	3,688	3,675,245
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%
3.341%(c)	10/25/33	1,739	1,738,720
Series 2004-04, Class M1, 1 Month LIBOR + 0.765%
2.981%(c)	02/25/35	1,986	1,974,061
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,790	1,797,925
Residential Asset Securities Trust,
Series 2004-KS01, Class AI5
5.721%	02/25/34	573	582,580
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%
2.996%(c)	02/25/34	1,855	1,861,207
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC01, Class M1, 1 Month LIBOR + 0.765%
2.981%(c)	02/25/35	1,038	1,032,692
			22,139,663
Residential Mortgage-Backed Securities — 3.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%
3.176%(c)	09/25/34	244	244,031
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780%
2.996%(c)	10/25/34	1,271	1,266,989
CSMC Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.254%(c)	12/26/46	3,468	3,532,221
Series 2018-03R, 144A, 1 Month LIBOR + 1.200%
3.314%(c)	12/25/46	2,434	2,437,647
Series 2018-RPL08, Class A1, 144A
4.125%	07/25/58	1,200	1,195,568
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.583%	07/25/34	346	346,294
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
FBR Securitization Trust,
Series 2005-02, Class M1, 1 Month LIBOR + 0.720%
2.936%(c)	09/25/35		222	$ 222,528
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%
3.266%(c)	12/25/33		124	121,806
GSAMP Trust,
Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%
2.356%(c)	03/25/47		1,244	1,176,837
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%
3.992%(c)	01/28/70		732	745,460
Long Beach Mortgage Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	02/25/34		1,675	1,677,220
LSFVT,
Series 2018-01, 1 Month LIBOR + 2.000%^
3.982%(c)	04/01/21		6,567	6,547,102
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%
2.736%(c)	06/25/35		871	868,405
Structured Asset Investment Loan Trust,
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%
3.416%(c)	08/25/34		1,400	1,383,334
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	4,400	5,108,616
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,872	2,791,053
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		3,225	3,143,940
Series 2018-05, Class A1, 144A
3.250%(cc)	08/25/58		600	587,507
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47		165	164,320
VOLT LXIII LLC,
Series 2017-NP010, Class A1, 144A
3.000%	10/25/47		1,097	1,084,230
VOLT LXIX LLC,
Series 2018-NPL05, Class A1A, 144A
4.213%	08/25/48		700	698,616
				35,343,724
Student Loans — 0.7%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%
3.616%(c)	01/25/41		222	224,215
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%(p)	02/25/43		2,980	4,161,817

A32

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-C, Class A, 144A
0.000%(p)	08/25/43		3,882	$ 3,929,606
				8,315,638

Total Asset-Backed Securities (cost $304,207,243)				307,291,821
Bank Loans — 0.8%
Foods — 0.2%
Sigma Bidco BV,
Facility B4 Loan, 1 Month GBP LIBOR + 4.000%,
4.720%(c)	07/02/25	GBP	1,550	2,005,410
Healthcare & Pharmaceuticals — 0.0%
Nidda Healthcare Holding AG (Germany),
Facility C GBP, 3 Month GBP LIBOR + 4.500%,
4.993%(c)	08/21/24	GBP	34	43,976
Healthcare-Services — 0.1%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250%,
4.250%(c)	11/21/24	EUR	447	523,091
Oil & Gas — 0.1%
EG Finco, Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%,
8.750%(c)	04/06/26	EUR	600	697,500
Oil, Gas & Coal — 0.1%
EG America, LLC,
Second Lien Facility (USD), 3 Month LIBOR + 8.000%,
10.390%(c)	03/23/26		1,025	1,010,906
Software — 0.0%
BMC Software Finance, Inc.,
Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%,
5.490%(c)	09/10/22		417	419,665
Technology — 0.2%
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.750%(c)	12/31/18		953	953,191
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%,
6.740%(c)	09/30/24		1,116	1,124,825
Second Lien Initial Loan, 1 Month LIBOR + 8.500%,
10.740%(c)	09/29/25		500	505,000
				2,583,016
Telecommunications — 0.1%
Numericable US LLC,
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%,
6.160%(c)	08/14/26		1,220	1,208,410

Total Bank Loans (cost $8,616,189)				8,491,974
Commercial Mortgage-Backed Securities — 12.9%
Banc of America Commercial Mortgage Trust,
Series 2016-UB010, Class A3
2.903%	07/15/49		2,300	2,177,856
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	$ 4,190,644
Series 2017-BNK06, Class A4
3.254%	07/15/60	3,300	3,160,632
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,950	1,863,439
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,084,794
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	473,378
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	399,484
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,452,735
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,346,882
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	2,029	2,040,862
Series 2016-GC037, Class A4
3.314%	04/10/49	1,600	1,554,944
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,254,493
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	832,926
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,165,953
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,637,540
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	4,845,890
Series 2015-LC021, Class A4
3.708%	07/10/48	820	821,622
Series 2015-PC01, Class A5
3.902%	07/10/50	1,570	1,587,163
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,347,199
Series 2016-DC02, Class A5
3.765%	02/10/49	240	239,964
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,320,087
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,657,904
DBWF Mortgage Trust,
Series 2016-085T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,310,445
Eleven Madison Trust Mortgage Trust,
Series 2015-011MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,888,172

A33

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.674%(cc)	06/25/20	7,605	$ 154,662
Series K020, Class X1, IO
1.549%(cc)	05/25/22	26,687	1,115,884
Series K021, Class X1, IO
1.586%(cc)	06/25/22	15,203	674,954
Series K025, Class X1, IO
0.982%(cc)	10/25/22	10,511	305,862
Series K027, Class X1, IO
0.904%(cc)	01/25/23	130,678	3,576,813
Series K044, Class X1, IO
0.875%(cc)	01/25/25	82,720	3,182,303
Series K053, Class X1, IO
1.028%(cc)	12/25/25	89,050	4,771,134
Series K055, Class X1, IO
1.501%(cc)	03/25/26	13,872	1,159,773
Series K710, Class X1, IO
1.858%(cc)	05/25/19	20,451	118,870
Series K711, Class X1, IO
1.803%(cc)	07/25/19	24,234	165,639
GS Mortgage Securities Corp. II,
Series 2015-GC030, Class A3
3.119%	05/10/50	3,025	2,934,378
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,259,489
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	510	504,491
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C021, Class A4
3.493%	08/15/47	3,200	3,188,427
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,013,184
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	1,931,250
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,436,555
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	5,891,710
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	2,000	1,968,042
Series 2013-C10, Class A4
2.875%	12/15/47	601	594,620
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	2,685,330
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.626%(cc)	08/15/45	38,372	1,664,785
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,496,756
Series 2013-C09, Class A3
2.834%	05/15/46	2,300	2,236,610
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-C10, Class A3
4.104%(cc)	07/15/46	4,680	$ 4,777,815
Series 2016-C030, Class A5
2.860%	09/15/49	2,000	1,870,050
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,638,922
Morgan Stanley Capital I, Inc.,
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,288,111
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	132,103
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,218,424
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,414,213
Series 2018-C010, Class A3
4.048%	05/15/51	2,200	2,228,478
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	3,972	3,892,460
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	4,300	4,288,794
Series 2016-C032, Class A3
3.294%	01/15/59	2,250	2,187,332
Series 2016-C034, Class A3
2.834%	06/15/49	2,500	2,351,132
Series 2016-C035, Class A3
2.674%	07/15/48	4,600	4,275,400
Series 2017-C040, Class A3
3.317%	10/15/50	1,370	1,322,175

Total Commercial Mortgage-Backed Securities (cost $151,357,111)			145,571,938
Corporate Bonds — 36.4%
Aerospace & Defense — 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,750	1,846,250
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	2,115	2,103,689
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,350	1,340,780
			5,290,719
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,810	2,678,317

A34

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19		895	$ 925,819
				3,604,136
Airlines — 0.6%
American Airlines 2016-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.575%	07/15/29		1,660	1,615,503
Continental Airlines 2001-1 Class A-1 Pass Through Trust,
Pass-Through Certificates
6.703%	12/15/22		—(r )	332
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,298	1,366,248
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22		302	307,594
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24^		823	902,395
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		252	253,856
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		346	348,985
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,180	1,170,453
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24		615	643,153
				6,608,519
Apparel — 0.2%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	575	697,358
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	EUR	1,250	1,592,050
				2,289,408
Auto Manufacturers — 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.747%(c)	04/12/21		425	426,405
Gtd. Notes, 144A
3.100%	04/12/21		570	566,269
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20		1,030	1,026,871
3.350%	05/04/21		1,715	1,707,394
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,755	1,461,346
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
5.291%	12/08/46(a)		440	$ 391,890
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,350	1,382,181
6.250%	10/02/43		1,885	1,932,931
6.600%	04/01/36		210	223,885
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.189%(c)	04/09/21		610	612,330
Gtd. Notes
3.550%	04/09/21		460	459,682
				10,191,184
Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	757,492
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 3.250% or PIK 4.000%
3.250%	09/15/23	EUR	1,075	1,284,533
Sr. Sec’d. Notes, 144A, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	1,050	1,257,808
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,275	1,568,492
				4,868,325
Banks — 11.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.457%(c)	04/12/23		400	400,790
Sr. Unsec’d. Notes
3.848%	04/12/23		600	586,199
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		5,870	5,788,503
3.593%	07/21/28		740	705,519
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22		385	384,789
3.824%	01/20/28		1,715	1,668,903
4.125%	01/22/24		3,750	3,809,884
4.271%	07/23/29		910	908,903
Sub. Notes, MTN
4.000%	01/22/25		675	666,132
4.200%	08/26/24		450	452,104
4.450%	03/03/26		1,735	1,737,093
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%
2.797%(c)	04/13/21		600	602,400
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21		645	642,425
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		700	657,355
3.684%	01/10/23		480	467,474
4.375%	01/12/26		1,290	1,251,346

A35

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	200	$ 196,267
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	1,285	1,253,373
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	273,394
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,500	1,466,991
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	5,235	5,229,574
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	4,120	4,117,785
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	1,355	1,395,040
Jr. Sub. Notes, Series R
6.125%	12/31/49	1,085	1,130,434
Sr. Unsec’d. Notes
3.200%	10/21/26	3,255	3,038,238
3.887%	01/10/28	1,710	1,660,136
8.125%	07/15/39	1,060	1,530,073
Sub. Notes
4.450%	09/29/27	2,630	2,599,612
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,050	1,034,859
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	900	883,435
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	149,712
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
3.250%	09/26/23	750	747,483
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	260,537
4.250%	03/13/26	1,150	1,132,569
Sub. Notes
7.000%	04/15/20	2,005	2,101,623
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19	425	424,260
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49	1,950	1,989,000
Sr. Unsec’d. Notes
3.272%	09/29/25	4,063	3,882,201
3.750%	02/25/26	125	121,458
3.814%	04/23/29	2,545	2,427,701
3.850%	01/26/27	1,775	1,722,087
5.750%	01/24/22	4,200	4,468,430
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	2,420	$ 2,529,602
Sub. Notes
6.750%	10/01/37	440	529,300
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.922%(c)	05/18/21	1,785	1,788,457
Sr. Unsec’d. Notes
4.583%	06/19/29	1,000	1,000,016
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27	630	537,646
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.809%(c)	12/31/49	6,130	6,156,052
Jr. Sub. Notes, Series X
6.100%	12/31/49	1,450	1,500,750
Sr. Unsec’d. Notes
2.750%	06/23/20	5,400	5,359,473
2.950%	10/01/26	1,740	1,617,643
3.200%	01/25/23	470	463,261
3.200%	06/15/26	3,020	2,862,605
3.509%	01/23/29	1,435	1,359,224
3.782%	02/01/28	965	939,106
4.005%	04/23/29	1,200	1,179,670
4.250%	10/15/20	600	611,581
Sub. Notes
4.250%	10/01/27	420	417,913
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	1,155	1,201,536
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.800%	01/13/20	2,650	2,732,442
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49	975	986,213
Sr. Unsec’d. Notes
4.375%	01/22/47	895	869,753
4.457%	04/22/39	280	277,899
5.750%	01/25/21	1,920	2,018,144
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	1,190	1,160,410
3.750%	02/25/23	395	394,926
3.772%	01/24/29(a)	1,875	1,799,802
5.500%	07/28/21	2,080	2,189,523
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	2,725	2,538,771
5.625%	09/23/19	2,635	2,700,550
Sub. Notes, GMTN
4.350%	09/08/26	750	744,214
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	975	970,132
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.729%(c)	04/30/21	1,920	1,926,684

A36

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	5,215	$ 5,205,393
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	1,550	1,529,010
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.686%(c)	01/17/20	1,820	1,823,301
Gtd. Notes
2.450%	01/10/19	625	624,743
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	1,100	1,056,351
4.253%	03/23/28	1,485	1,471,466
			129,039,653
Beverages — 0.1%
Coca-Cola Icecek A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.750%	10/01/18	375	375,000
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	970	968,240
			1,343,240
Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,070	1,034,172
Building Materials — 0.3%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	3,000	2,996,250
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	600	607,020
			3,603,270
Chemicals — 1.3%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,400	1,435,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	597,375
5.375%	03/15/44	700	649,250
7.125%	05/01/20	141	148,755
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21	3,550	3,769,424
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	465	474,379
5.625%	11/15/43	155	158,683
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	856,426
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
5.250%	01/15/45	420	$ 434,443
6.125%	01/15/41	450	502,669
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,525	1,490,230
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	575	585,880
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	445	425,425
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	3,058	3,486,267
			15,014,206
Commercial Services — 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34	920	1,101,577
7.000%	10/15/37	770	964,300
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,500	1,462,500
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	500	468,750
5.500%	07/15/25	650	663,000
5.500%	05/15/27	450	444,937
			5,105,064
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	905	907,287
Diversified Financial Services — 0.6%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/17/21	3,695	3,697,163
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19	1,400	1,427,230
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	650	669,360
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
6.875%	05/02/18(d)	2,740	78,912
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	1,250	1,309,125
			7,181,790
Electric — 1.8%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23	550	544,422

A37

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	396	$ 374,220
5.750%	01/15/25(a)	1,350	1,194,750
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	235	224,340
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,710	2,729,502
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,613,084
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	235	223,133
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	550	547,716
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,900	2,068,628
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	400	436,638
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,301,577
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	645,157
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21	250	256,738
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.600%	06/15/43	1,950	1,865,291
South Carolina Electric & Gas Co.,
First Mortgage
4.600%	06/15/43	2,025	2,010,015
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23(a)	1,850	1,903,187
7.625%	11/01/24	220	236,775
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	1,375	1,390,469
			20,565,642
Electronics — 0.2%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	1,750	1,745,625
Engineering & Construction — 0.0%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27(a)	345	301,777
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment — 0.1%
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47	GBP	250	$ 325,534
4.875%	02/28/47	GBP	125	162,314
				487,848
Foods — 0.5%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		225	202,500
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		1,200	1,192,222
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		100	101,250
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		2,025	1,971,844
7.250%	06/01/21		1,080	1,096,200
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35		725	716,164
				5,280,180
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39		1,000	1,270,342
Gas — 0.3%
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20		1,750	1,776,722
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		300	303,656
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	1,008,907
				3,089,285
Healthcare-Products — 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,780	2,745,247
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		3,415	3,299,512
				6,044,759
Healthcare-Services — 1.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,382,904
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		385	379,014

A38

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)		625	$ 519,612
Cigna Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20		745	757,964
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		500	476,875
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		330	332,983
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,320	1,316,155
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,325	2,371,500
5.875%	02/15/26		725	754,906
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		240	236,798
3.250%	09/01/24		1,495	1,431,935
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		1,800	1,820,250
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22	EUR	1,100	1,320,284
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25		550	541,750
Sr. Unsec’d. Notes
6.750%	02/01/20		500	516,800
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		220	209,818
				15,369,548
Home Builders — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		1,000	1,000,000
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		975	923,813
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		2,175	2,183,156
				4,106,969
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)		650	623,188
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares — 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		670	$ 637,242
5.500%	04/01/46		1,200	1,143,260
				1,780,502
Insurance — 1.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		2,110	2,051,896
4.500%	07/16/44		1,075	1,014,566
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		500	524,385
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	942,339
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35		1,030	1,203,795
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	508,217
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		350	348,519
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		130	159,849
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20		850	884,388
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	149,197
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,576,855
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	2,241,017
6.850%	12/16/39		196	257,233
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		500	520,439
				12,382,695
Internet — 0.2%
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	1,750	2,003,411
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		270	295,893

A39

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,325	$ 1,300,954
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	1,325	1,404,500
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	08/08/25	400	399,100
Studio City Co. Ltd. (Hong Kong),
Sr. Sec’d. Notes
7.250%	11/30/21	300	310,500
			3,415,054
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21	1,050	1,076,065
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98	1,100	1,074,670
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,960	2,027,008
			4,177,743
Media — 2.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.900%	08/15/39	65	88,476
7.625%	11/30/28	1,415	1,787,203
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	3,300	3,262,875
5.875%	04/01/24	800	813,000
5.875%	05/01/27	1,000	991,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	1,425	1,425,313
7.500%	04/01/28	1,050	1,101,188
7.750%	07/15/25	1,275	1,354,688
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	710	763,603
6.484%	10/23/45	855	919,111
6.834%	10/23/55	225	248,344
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	2,800	2,649,757
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	1,010	984,831
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46	495	538,861
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30(a)		2,250	$ 2,399,175
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		15	14,316
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	912,092
TEGNA, Inc.,
Gtd. Notes, 144A
4.875%	09/15/21		475	475,594
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	1,100	1,343,362
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,175	1,098,625
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		1,140	1,138,575
Warner Media LLC,
Gtd. Notes
3.800%	02/15/27		690	660,026
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25	EUR	1,000	1,161,119
				26,131,384
Mining — 0.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	455,181
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21		825	821,912
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		235	256,555
6.750%	04/16/40		990	1,171,909
				2,705,557
Miscellaneous Manufacturing — 0.3%
General Electric Co.,
Sub. Notes, MTN
5.300%	02/11/21		340	354,294
Textron, Inc.,
Sr. Unsec’d. Notes
7.250%	10/01/19		2,350	2,438,663
				2,792,957
Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19		440	437,383
2.125%	09/27/21		3,095	2,970,550
4.375%	06/15/22		500	513,020

A40

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26		1,500	$ 1,834,507
				5,755,460
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,150	1,164,375
Oil & Gas — 2.1%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36		2,000	847,547
6.450%	09/15/36		945	1,078,319
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		1,000	1,000,340
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23		750	718,724
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		180	182,114
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,650	1,749,850
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/38		200	234,407
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	391,365
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,665	1,753,032
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,500	1,533,956
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		1,160	1,155,244
4.750%	04/19/27		200	200,376
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20		600	623,604
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		625	583,750
5.750%	02/01/29		725	647,316
6.125%	01/17/22		56	57,812
7.375%	01/17/27		405	410,123
8.375%	05/23/21		649	706,112
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	1,000	1,181,948
4.875%	01/24/22		1,100	1,112,650
5.375%	03/13/22		405	417,150
6.375%	01/23/45		1,015	939,890
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.500%	03/13/27		1,225	$ 1,251,337
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	700	743,652
3.750%	02/21/24	EUR	400	477,914
4.875%	02/21/28	EUR	800	972,495
Gtd. Notes, MTN
6.750%	09/21/47		235	224,235
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20		1,250	1,229,726
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		1,000	1,007,500
				23,432,488
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	559,250
Packaging & Containers — 0.4%
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	1,125	1,480,255
Greif Nevada Holdings, Inc. SCS,
Gtd. Notes, 144A, MTN
7.375%	07/15/21	EUR	1,470	2,008,938
WestRock RKT Co.,
Gtd. Notes
4.450%	03/01/19		1,165	1,172,313
				4,661,506
Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,020	987,227
4.500%	05/14/35		1,715	1,647,263
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		2,040	1,984,326
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,350	1,389,936
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.125%	04/15/25(a)		325	308,750
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		270	268,706
5.050%	03/25/48		655	669,963
5.125%	07/20/45		565	580,840
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		625	554,688
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		3,690	3,723,054

A41

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan NV,
Gtd. Notes
5.250%	06/15/46	990	$ 925,998
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	800	777,716
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,745	3,451,451
			17,269,918
Pipelines — 0.9%
Energy Transfer Partners LP,
Gtd. Notes
6.000%	06/15/48	285	303,867
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,110	2,182,088
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	392	400,127
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	898,099
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	914,220
5.200%	03/01/47	115	115,231
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	50,375
4.875%	08/15/27	225	223,875
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,490,696
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	450	447,128
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45	1,900	1,800,592
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	541,669
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,200	1,167,434
			10,535,401
Real Estate Investment Trusts (REITs) — 0.1%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	325	323,670
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	12/15/24	1,235	1,251,425
			1,575,095
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.5%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.036%(c)	04/17/20	950	$ 951,444
Sr. Unsec’d. Notes
4.200%	05/15/28	1,875	1,821,147
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	1,600	1,616,480
6.625%	04/01/21	551	580,809
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	675	553,290
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	375	336,094
			5,859,264
Savings & Loans — 0.2%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,675	1,660,665
Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	1,460	1,326,629
3.875%	01/15/27	1,850	1,741,668
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23	2,675	2,711,781
			5,780,078
Software — 0.7%
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	2,225	2,316,781
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22	1,162	1,156,125
Infor US, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/20	1,350	1,368,563
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	1,540	1,492,518
4.000%	02/12/55	435	431,098
4.450%	11/03/45	275	294,489
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	1,070	1,092,667
			8,152,241
Telecommunications — 1.0%
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31	55	71,077

A42

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,905	$ 1,813,691
4.500%	03/09/48		74	64,571
4.550%	03/09/49		499	437,907
5.250%	03/01/37		680	677,721
5.350%	09/01/40		49	48,595
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		1,305	1,288,077
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		1,300	1,321,125
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)		500	530,250
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,675	1,754,898
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		990	981,852
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	675	738,654
3.125%	01/20/25	EUR	1,550	1,642,609
				11,371,027
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		294	294,388

Total Corporate Bonds (cost $408,924,421)				408,722,488
Municipal Bonds — 1.9%
California — 0.7%
Bay Area Toll Authority,
BABs, Taxable, Revenue Bonds
6.907%	10/01/50		1,125	1,630,473
State of California,
GO, BABs
7.300%	10/01/39		2,280	3,183,359
7.625%	03/01/40		725	1,055,709
University of California,
BABs, Revenue Bonds
5.770%	05/15/43		1,400	1,696,198
				7,565,739
Colorado — 0.1%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50		770	989,019
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		1,380	1,772,803
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
State of Illinois,
GO, Series D
5.000%	10/01/22	20	$ 20,973
5.000%	11/01/22	2,650	2,781,334
			4,575,110
New Jersey — 0.4%
New Jersey Turnpike Authority,
BABs, Revenue Bonds, Series A
7.102%	01/01/41	1,175	1,619,256
Tax. Issuer Subs., Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,933,119
			4,552,375
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, Taxable, BABs, Series C
4.910%	06/01/40	695	782,104
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev.,
Taxable Ld., BABs
4.879%	12/01/34	450	484,794
			1,266,898
Oregon — 0.1%
State of Oregon Department of Transportation,
Revenue Bonds, Taxable, BABs, Series A
5.834%	11/15/34	615	743,283
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
BABs, Series B
5.511%	12/01/45	800	953,784
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	425	408,774

Total Municipal Bonds (cost $16,777,240)			21,054,982
Residential Mortgage-Backed Securities — 3.4%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	81	81,392
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.916%(c)	10/25/27	594	597,607
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
3.816%(c)	04/25/28	1,113	1,118,580
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.166%(c)	08/25/28	1,050	1,051,376
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.566%(c)	08/25/28	450	452,687
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
3.816%(c)	08/25/28	450	453,891

A43

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.104%(c)	01/25/57	1,739	$ 1,774,274
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,434	1,403,138
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,957	2,908,166
Citigroup Mortgage Loan Trust,
Series 2011-012, Class 3A2, 144A
3.925%(cc)	09/25/47	710	669,554
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.666%(c)	01/25/29	607	610,719
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%
6.766%(c)	10/25/24	268	298,211
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%
5.516%(c)	10/25/27	3,460	3,873,471
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	11/25/28	788	804,292
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.566%(c)	03/25/29	760	771,391
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.516%(c)	04/25/29	1,740	1,762,937
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%
2.356%(c)	01/26/37	1,622	1,598,999
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%
2.356%(c)	01/26/37	1,400	1,339,417
Harborview Mortgage Loan Trust,
Series 2007-04, Class 2A1, 1 Month LIBOR + 0.220%
2.388%(c)	07/19/47	1,706	1,685,136
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR019, Class 5A2
3.952%(cc)	08/25/36	398	373,162
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.421%(c)	08/25/46	1,172	1,161,751
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
4.114%(c)	05/01/22	1,296	1,296,266
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.906%(c)	11/01/22	847	851,667
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%
3.632%(c)	12/01/22	293	292,543
LSTAR Securities Investment Trust,
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
4.006%(c)	09/01/22	1,026	1,031,152
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%
3.582%(c)	04/01/23	430	430,402
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19	3	2,839
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	1,186	1,180,251
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.766%(c)	07/25/28		500	$ 500,626
Radnor RE Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%
3.616%(c)	03/25/28		690	691,148
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%
4.916%(c)	03/25/28		360	364,019
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
2.884%(c)	09/25/48		1,220	1,222,370
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.231%(cc)	02/25/34		571	574,654
Series 2004-018, Class 3A1
4.176%(cc)	12/25/34		3,056	3,051,857
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V01A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%
2.005%(c)	02/20/54	GBP	1,629	2,131,288
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		59	59,493

Total Residential Mortgage-Backed Securities (cost $37,312,311)				38,470,726
Sovereign Bonds — 5.7%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	300	205,077
4.625%	01/11/23		1,625	1,373,125
6.875%	04/22/21		1,175	1,122,125
7.820%	12/31/33	EUR	958	1,058,083
7.820%	12/31/33	EUR	634	693,831
8.280%	12/31/33		582	525,116
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,105	1,058,038
Gov’t. Gtd. Notes, 144A
5.333%	02/15/28		500	478,750
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	250,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		2,250	2,354,062
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	584,746
7.500%	05/06/21		600	627,750
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
4.750%	04/16/26	EUR	1,410	1,567,667
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/29	EUR	1,000	1,092,828
3.000%(cc)	02/24/31	EUR	620	657,916
3.000%(cc)	02/24/32	EUR	1,280	1,333,180

A44

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.000%(cc)	02/24/34	EUR	640	$ 647,490
3.500%	01/30/23	EUR	4,095	4,801,337
3.750%	01/30/28	EUR	345	387,536
4.200%	01/30/42	EUR	295	298,983
Sr. Unsec’d. Notes, 144A
3.375%	02/15/25	EUR	155	175,545
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	1,749,724
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	461,945
5.375%	03/25/24		290	310,544
5.750%	11/22/23		2,300	2,490,900
6.375%	03/29/21		2,776	2,961,992
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,625	2,025,849
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	1,870,015
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,502,360
3.750%	06/14/28	EUR	500	635,674
Iraq International Bond (Iraq),
Unsec’d. Notes, 144A
5.800%	01/15/28		450	425,939
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	597,869
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		1,200	1,171,238
2.625%	04/20/22		1,000	973,458
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,101,150
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	447,980
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		7,000	7,319,200
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	3,070	4,177,858
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		120	104,701
9.950%	06/09/21		1,940	1,899,842
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		1,040	1,081,600
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		730	760,715
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25		1,020	1,036,422
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	945	$ 1,110,906
Sr. Unsec’d. Notes, MTN
3.875%	10/29/35	EUR	1,000	1,175,562
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		675	675,338
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	475	532,527
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	982,240
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	580,842
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		500	489,750
7.000%	06/05/20		1,510	1,524,571
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		470	470,000

Total Sovereign Bonds (cost $64,726,195)				63,941,896
U.S. Government Agency Obligations — 1.0%
Federal Home Loan Mortgage Corp.
5.500%	10/01/33		630	695,554
5.500%	06/01/34		9	10,041
6.000%	11/01/33		219	241,413
6.000%	05/01/34		60	65,255
6.000%	06/01/34		152	164,928
6.250%	07/15/32(k)		830	1,094,284
6.500%	07/01/32		24	26,651
6.500%	07/01/32		30	33,634
6.500%	08/01/32		45	50,288
6.500%	08/01/32		47	52,468
6.500%	08/01/32		51	56,935
6.500%	09/01/32		42	46,295
6.500%	09/01/32		124	136,695
6.750%	03/15/31(k)		600	803,632
Federal National Mortgage Assoc.
5.500%	02/01/33		18	19,904
5.500%	02/01/33		22	23,934
5.500%	03/01/33		27	29,076
5.500%	03/01/33		56	60,592
5.500%	03/01/33		58	62,035
5.500%	04/01/33		8	8,589
5.500%	04/01/33		35	37,516
5.500%	04/01/33		38	40,624
5.500%	04/01/33		43	46,228
5.500%	07/01/33		36	39,193
5.500%	07/01/33		42	45,668
5.500%	08/01/33		17	18,034
5.500%	02/01/34		35	37,915
5.500%	04/01/34		29	30,581
5.500%	06/01/34		40	42,854

A45

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	10/01/33	4	$ 3,966
6.000%	10/01/33	248	270,742
6.000%	03/01/34	90	97,513
6.000%	02/01/35	236	262,676
6.000%	11/01/36	63	69,312
6.250%	05/15/29(k)	1,090	1,374,482
6.500%	08/01/32	142	155,724
6.500%	09/01/32	113	123,904
6.500%	09/01/32	202	224,307
6.500%	10/01/32	106	115,962
6.500%	04/01/33	193	212,639
6.500%	11/01/33	5	5,513
6.625%	11/15/30(k)	530	698,361
7.000%	05/01/32	88	95,063
7.000%	06/01/32	8	8,945
7.125%	01/15/30(k)	785	1,058,613
Government National Mortgage Assoc.
5.500%	01/15/33	77	83,751
5.500%	02/15/33	58	63,137
5.500%	05/15/33	137	146,345
5.500%	05/15/33	193	206,447
5.500%	06/15/33	209	225,460
5.500%	09/15/33	117	126,575
5.500%	07/15/35	79	86,315
6.000%	12/15/32	148	164,027
6.000%	11/15/33	76	84,142
6.000%	01/15/34	13	13,730
6.000%	06/20/34	386	421,631
6.000%	11/15/34	597	654,678
6.500%	09/15/32	89	97,278
6.500%	09/15/32	216	236,662
6.500%	09/15/32	229	251,572
6.500%	11/15/33	169	185,566

Total U.S. Government Agency Obligations (cost $11,933,030)			11,845,854
U.S. Treasury Obligations — 4.0%
U.S. Treasury Bonds
2.500%	05/15/46(k)	965	841,510
2.750%	08/15/47(k)	1,950	1,785,850
3.000%	02/15/48(k)	4,575	4,402,901
3.125%	05/15/48(a)	5,224	5,154,415
U.S. Treasury Notes
1.375%	05/31/21(h)(k)	7,020	6,751,266
1.875%	04/30/22(k)	520	501,739
2.000%	11/30/20	1,355	1,331,023
2.125%	05/15/25(k)	260	246,177
2.250%	02/15/27(k)	910	856,573
2.625%	07/15/21	2,350	2,333,752
2.750%	09/15/21	780	777,045
2.750%	08/31/23	2,180	2,160,925
2.750%	08/31/25(a)	2,990	2,940,828
2.875%	08/15/28(a)(k)	8,245	8,118,104
3.000%	09/30/25	2,200	2,197,508
U.S. Treasury Strips Coupon
2.783%(s)	08/15/29(k)	1,200	852,708
2.878%(s)	05/15/31(k)	1,200	804,475
3.042%(s)	11/15/35(k)	2,400	1,384,408
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.202%(s)	08/15/40(k)	2,400	$ 1,183,026

Total U.S. Treasury Obligations (cost $45,504,987)			44,624,233

	Shares
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII 8.709%, (Capital Security, fixed to floating preferred)	45,000	1,208,250
Capital Markets — 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	35,000	899,850

Total Preferred Stocks (cost $2,000,000)		2,108,100

Total Long-Term Investments (cost $1,051,358,727)		1,052,124,012
Short-Term Investments — 6.8%
Affiliated Mutual Funds — 6.4%
PGIM Core Short-Term Bond Fund(w)	3,886,649	36,029,241
PGIM Core Ultra Short Bond Fund(w)	15,284,277	15,284,277
PGIM Institutional Money Market Fund (cost $20,613,636; includes $20,586,742 of cash collateral for securities on loan)(b)(w)	20,612,758	20,614,819

Total Affiliated Mutual Funds (cost $72,238,617)		71,928,337

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.3%
Ford Motor Credit Co. LLC
3.201%	04/09/19	4,020	3,951,854
(cost $3,954,113)

Options Purchased*~ — 0.1%
(cost $459,113)	621,835

Total Short-Term Investments (cost $76,651,843)	76,502,026

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.4% (cost $1,128,010,570)	1,128,626,038
Options Written*~ — (0.0)%
(premiums received $224,967)	(265,118)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.4% (cost $1,127,785,603)	1,128,360,920

Liabilities in excess of other assets(z) — (0.4)%	(4,332,796)

Net Assets — 100.0%	$1,124,028,124

A46

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,348,271 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,177,460; cash collateral of $20,586,742 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2018.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at September 30, 2018
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Nidda Healthcare Holding AG (Germany), Facility C-GBP, 4.500%, Exp. Date 8/21/24(cost $1,300,113)	GBP 966,317	$1,261,604	$—	$(38,509)

Options Purchased:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar	Put	12/16/19	$96.38	606	1,515	$ 68,175
90 Day Euro Dollar	Put	12/16/19	$96.75	606	1,515	242,400
Total Exchange Traded (cost $218,632)						$310,575

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	15,130	$ 375
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	14,710	361
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	36,780	29,387
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	73,005	172,515
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	74,000	69,525
Total OTC Traded (cost $219,118)							$272,163

A47

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)	5,650	$ 24,230
CDX.NA.HY.30.V1, 12/19/18	Call	Deutsche Bank AG	12/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	5,750	14,867
Total OTC Swaptions (cost $21,363)								$ 39,097
Total Options Purchased (cost $459,113)								$621,835

Options Written:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar	Put	12/16/19	$96.50	1,212	3,030	$(219,675)
(premiums received $142,355)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 06/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)		5,650	$ (5,259)
CDX.NA.HY.30.V1, 12/19/18	Put	Deutsche Bank AG	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)		5,750	(5,352)
iTraxx.XO.30.V1, 03/20/19	Put	Citigroup Global Markets	03/20/19	400.00	5.00%(Q)	iTraxx.XO.30.V1(Q)	EUR	6,000	(34,832)
Total OTC Swaptions (premiums received $82,612)									$ (45,443)
Total Options Written (premiums received $224,967)									$(265,118)

Futures contracts outstanding at September 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
184	90 day Euro Dollar	Dec. 2020	$ 44,544,100	$ (107,570)
3,814	5 Year U.S. Treasury Notes	Dec. 2018	428,985,609	(3,138,806)
3,572	10 Year U.S. Treasury Notes	Dec. 2018	424,286,625	(3,749,760)
57	20 Year U.S. Treasury Bonds	Dec. 2018	8,008,500	19,923
774	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	119,413,688	(4,241,124)
				(11,217,337)
Short Positions:
184	90 day Euro Dollar	Dec. 2021	44,562,500	65,405
1,141	2 Year U.S. Treasury Notes	Dec. 2018	240,447,922	452,847
74	Euro-Bobl	Dec. 2018	11,229,435	71,672
7	Euro-Bund	Dec. 2018	1,290,541	304
				590,228
				$(10,627,109)
Forward foreign currency exchange contracts outstanding at September 30, 2018:
A48

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
South African Rand,
Expiring 12/07/18	Toronto Dominion	ZAR	3,998	$260,000	$280,090	$20,090	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	JPMorgan Chase	AUD	559	$ 417,153	$ 404,381	$ 12,772	$ —
British Pound,
Expiring 10/26/18	JPMorgan Chase	GBP	4,935	6,510,248	6,439,701	70,547	—
Euro,
Expiring 10/26/18	Bank of America	EUR	4,402	5,027,895	5,121,129	—	(93,234)
Expiring 10/26/18	Citigroup Global Markets	EUR	850	993,244	988,629	4,615	—
Expiring 10/26/18	JPMorgan Chase	EUR	11,044	13,010,390	12,849,677	160,713	—
Expiring 10/26/18	UBS AG	EUR	33,132	39,051,811	38,549,029	502,782	—
South African Rand,
Expiring 12/07/18	Barclays Capital Group	ZAR	4,037	263,983	282,843	—	(18,860)
Expiring 12/07/18	Barclays Capital Group	ZAR	4,037	263,983	282,843	—	(18,860)
				$65,538,707	$64,918,232	$751,429	$(130,954)
						$771,519	$(130,954)
Credit default swap agreements outstanding at September 30, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	10/30/18	1.250%(M)	75	8.095%	$ 96	$—	$ 96	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/18	1.250%(M)	33	6.797%	5	—	5	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/18	1.250%(M)	23	6.780%	30	—	30	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/18	1.250%(M)	380	*	53	—	53	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/18	1.250%(M)	221	*	31	—	31	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/18	1.250%(M)	119	*	17	—	17	Goldman Sachs & Co.
Chase Mortgage	10/31/18	1.250%(M)	467	*	65	—	65	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250%(M)	93	6.940%	119	—	119	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250%(M)	71	4.670%	91	—	91	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250%(M)	24	6.780%	31	—	31	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	104	6.780%	133	—	133	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	99	19.740%	127	—	127	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	87	4.550%	112	—	112	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	79	6.780%	101	—	101	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	57	2.459%	73	—	73	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	43	6.601%	55	—	55	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	40	7.460%	51	—	51	Goldman Sachs & Co.
A49

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	10/30/18	1.250%(M)	35	*	$ 45	$—	$ 45	Goldman Sachs & Co.
Equity One Home Equity	10/31/18	1.250%(M)	297	*	41	—	41	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/18	1.250%(M)	167	*	214	—	214	Goldman Sachs & Co.
First Franklin Home Equity	10/31/18	1.250%(M)	118	*	16	—	16	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250%(M)	70	4.391%	90	—	90	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250%(M)	64	7.460%	82	—	82	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250%(M)	41	*	52	—	52	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250%(M)	130	*	18	—	18	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250%(M)	106	*	135	—	135	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250%(M)	24	*	3	—	3	Goldman Sachs & Co.
Lehman Home Equity	10/31/18	1.250%(M)	297	*	41	—	41	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250%(M)	99	7.460%	127	—	127	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250%(M)	62	6.940%	79	—	79	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250%(M)	51	*	7	—	7	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250%(M)	27	2.579%	35	—	35	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250%(M)	24	10.400%	31	—	31	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/18	1.250%(M)	143	*	20	—	20	Goldman Sachs & Co.
New Century Home Equity	10/31/18	1.250%(M)	332	*	46	—	46	Goldman Sachs & Co.
New Century Home Equity	10/31/18	1.250%(M)	152	*	21	—	21	Goldman Sachs & Co.
Option One Home Equity	10/31/18	1.250%(M)	550	*	76	—	76	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250%(M)	55	8.436%	71	—	71	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250%(M)	34	6.780%	44	—	44	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250%(M)	24	4.670%	31	—	31	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250%(M)	22	6.780%	28	—	28	Goldman Sachs & Co.
					$2,543	$—	$2,543

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
General Motors Co.	06/20/19	5.000%(Q)	1,925	0.125%	$216,697	$71,255	$(145,442)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	$ (35,559)	$ (51,965)	$ 16,406	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	980	19,140	21,923	(2,783)	Bank of America
Republic of Italy	06/20/28	1.000%(Q)	1,115	137,723	113,002	24,721	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%(Q)	665	162	4,137	(3,975)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	655	160	10,327	(10,167)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	220	54	3,885	(3,831)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	220	54	3,567	(3,513)	Citigroup Global Markets
A50

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	215	$ 52	$ 1,258	$ (1,206)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	115	28	715	(687)	Citigroup Global Markets
				$121,814	$106,849	$ 14,965

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	1,020	3.338%	$ (78,727)	$(176,063)	$ 97,336	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	260	3.338%	(20,068)	(46,150)	26,082	Goldman Sachs & Co.
Hellenic Republic	06/20/23	1.000%(Q)	660	3.658%	(70,445)	(64,559)	(5,886)	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	500	3.888%	(67,269)	(108,125)	40,856	Barclays Capital Group
Kingdom of Spain	06/20/19	1.000%(Q)	4,200	0.228%	35,544	13,687	21,857	Morgan Stanley
Kingdom of Spain	06/20/23	1.000%(Q)	660	0.620%	11,176	9,538	1,638	Bank of America
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	0.620%	35,559	31,812	3,747	Bank of America
Kingdom of Spain	06/20/23	1.000%(Q)	940	0.620%	15,917	10,222	5,695	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	1,870	0.620%	31,664	21,646	10,018	Goldman Sachs & Co.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	2.137%	(4,322)	(4,972)	650	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	2.137%	(8,645)	(9,998)	1,353	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.137%	(8,885)	(12,581)	3,696	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.137%	(8,885)	(12,353)	3,468	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	2.137%	(26,174)	(36,167)	9,993	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.137%	(26,414)	(30,406)	3,992	Citigroup Global Markets
Republic of Brazil	12/20/18	1.000%(Q)	1,600	0.840%	5,163	(2,667)	7,830	BNP Paribas
Republic of Italy	06/20/20	1.000%(Q)	710	1.616%	(7,097)	(10,229)	3,132	Bank of America
Republic of Italy	09/20/20	1.000%(Q)	5,650	1.720%	(75,627)	26,213	(101,840)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%(Q)	1,770	1.985%	(43,993)	(36,553)	(7,440)	Goldman Sachs & Co.
Republic of Italy	06/20/23	1.000%(Q)	980	2.401%	(56,251)	(58,975)	2,724	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	1,770	2.401%	(101,595)	(83,740)	(17,855)	Goldman Sachs & Co.
Republic of Portugal	06/20/23	1.000%(Q)	570	0.844%	4,047	500	3,547	Bank of America
Republic of Turkey	12/20/18	1.000%(Q)	400	2.439%	(1,192)	(6,400)	5,208	Citigroup Global Markets
					$(466,519)	$(586,320)	$ 119,801

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	1,516	$(109,910)	$(120,790)	$(10,880)
CDX.NA.IG.30.V1	06/20/28	1.000%(Q)	3,813	11,995	7,052	(4,943)
				$ (97,915)	$(113,738)	$(15,823)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	6,000	$(25,995)	$68,926	$(94,921)	Deutsche Bank AG

A51

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	*	$36,780	$(1,485)	$38,265	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	*	7,969	(2,368)	10,337	Deutsche Bank AG
					$44,749	$(3,853)	$48,602
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at September 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
173,800	10/10/18	—(3)	—(3)	$ (44,766)	$—	$ (44,766)	Citigroup Global Markets
132,100	10/26/18	—(4)	—(4)	(59,003)	—	(59,003)	Citigroup Global Markets
				$(103,769)	$—	$(103,769)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays or receives payment based on CMM102 minus 7 Year CMT minus 1.193% upon termination.
(4)	The Portfolio pays or receives payment based on CMM102 minus 7 Year CMT minus 1.181% upon termination.

A52

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Inflation swap agreements outstanding at September 30, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	4,060	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$ —	$ (70,192)	$ (70,192)
EUR	3,750	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(62,606)	(62,606)
EUR	2,035	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	—	—
EUR	1,825	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	33,549	33,549
	3,650	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	85	(88,812)	(88,897)
					$85	$(188,061)	$(188,146)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	21,376	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$ —	$ 3,752	$ 3,752
BRL	35,249	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	9,248	9,248
BRL	18,970	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(122,443)	(122,443)
BRL	18,735	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(141,982)	(141,982)
BRL	23,539	01/04/21	9.670%(T)	1 Day BROIS(1)(T)	—	(31,716)	(31,716)
BRL	27,557	01/04/21	9.680%(T)	1 Day BROIS(1)(T)	—	(33,429)	(33,429)
BRL	16,482	01/04/21	9.745%(T)	1 Day BROIS(1)(T)	—	(28,337)	(28,337)
BRL	12,798	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	153,413	153,413
BRL	8,070	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	100,455	100,455
BRL	12,351	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	177,928	177,928
BRL	25,346	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	377,118	377,118
BRL	6,412	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	74,035	74,035
BRL	10,735	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	127,193	127,193
BRL	10,680	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(276,937)	(276,937)
BRL	17,593	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(425,765)	(425,765)
BRL	7,875	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(142,134)	(142,134)
BRL	7,815	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(122,345)	(122,345)
BRL	8,266	01/02/25	12.050%(T)	1 Day BROIS(2)(T)	—	72,234	72,234
BRL	5,745	01/02/25	12.140%(T)	1 Day BROIS(2)(T)	—	57,974	57,974
BRL	7,167	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	—	43,759	43,759
EUR	9,735	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(17,481)	(13,766)	3,715
EUR	1,420	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(3,472)	(6,793)	(3,321)
EUR	8,125	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(12,752)	(10,972)	1,780
EUR	4,650	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(41,668)	(99,355)	(57,687)
EUR	2,620	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	15,866	6,151	(9,715)
EUR	2,110	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(9,274)	(15,016)	(5,742)
EUR	3,815	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(5,567)	(23,139)	(17,572)
EUR	5,195	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	199,844	87,586	(112,258)
EUR	2,640	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(631)	(29,156)	(28,525)
EUR	1,640	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	60,674	48,923	(11,751)
EUR	2,410	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	144,652	102,935	(41,717)
EUR	5	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	357	271	(86)
EUR	1,240	05/11/36	1.050%(A)	6 Month EURIBOR(1)(S)	102,375	78,668	(23,707)
EUR	230	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	10,209	7,156	(3,053)
EUR	6,100	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	40,400	40,400
EUR	6,100	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(36,732)	(36,732)
EUR	195	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	6,978	6,280	(698)
EUR	1,140	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	5,435	5,435
EUR	1,140	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(4,891)	(4,891)
EUR	3,920	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(12,320)	(12,320)
EUR	3,920	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	12,833	12,833
GBP	1,995	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	23,777	34,951	11,174
A53

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest rate swap agreements outstanding at September 30, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	5,010	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	$ 1,183	$ (63,802)	$ (64,985)
GBP	2,810	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	45,590	45,590
	14,465	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	52,641	52,641
	55,120	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	274	348,166	347,892
	82,865	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(4,269)	664,059	668,328
	92,210	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	81,610	81,610
	14,618	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	11,894	11,894
	14,825	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	12,174	12,174
	6,015	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	45,404	45,404
	28,605	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(13,977)	211,388	225,365
	11,650	07/14/19	1.427%(A)	1 Day USOIS(1)(A)	—	99,344	99,344
	28,185	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	320,912	320,912
	36,580	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	10,330	288,616	278,286
	116,905	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	328,612	986,429	657,817
	46,220	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	14,345	301,899	287,554
	25,810	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	281	127,929	127,648
	66,255	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	7,123	253,188	246,065
	22,890	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	83,086	83,086
	1,515	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(78)	5,635	5,713
	16,870	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	4,272	55,545	51,273
	35,490	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(7,669)	72,242	79,911
	29,440	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	63,426	63,426
	13,600	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	276,774	276,774
	1,895	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(527)	21,219	21,746
	5,260	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	58,407	58,407
	4,490	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	54	63,065	63,011
	8,375	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	29,986	29,986
	6,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	16,360	329,490	313,130
	16,137	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(17,628)	738,827	756,455
	19,590	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(27,672)	865,971	893,643
	3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	175,700	175,700
	11,070	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	540,240	540,240
	88,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	297,704	4,308,635	4,010,931
	29,940	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	102,544	1,449,147	1,346,603
	34,400	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	120,852	1,222,668	1,101,816
	6,025	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	5,664	90,826	85,162
	2,040	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	5,070	5,070
	41,999	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(29,049)	186,266	215,315
	8,910	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	7,029	(632)	(7,661)
	26,843	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	939	(8,959)	(9,898)
	15,934	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	211,227	1,099,387	888,160
	6,555	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,830	412,430	404,600
	2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	144,776	144,776
	7,480	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(5,086)	368,012	373,098
	5,020	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	272,823	272,823
	3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	235,881	235,881
	2,095	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	116,316	116,316
	3,815	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(94,621)	(94,621)
	2,905	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	202	715,136	714,934
	580	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	46,321	46,321
	1,835	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	184	495,923	495,739
	2,865	03/16/48	2.969%(S)	3 Month LIBOR(1)(Q)	—	88,727	88,727
	1,100	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	120,558	120,558
	1,020	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	94,941	94,941
A54

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest rate swap agreements outstanding at September 30, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	114,100	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	$ (5,173)	$ (153,611)	$ (148,438)
ZAR	200,000	08/14/28	8.350%(Q)	3 Month JIBAR(2)(Q)	—	(116,474)	(116,474)
					$1,499,768	$18,318,070	$16,818,302

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2018:
Reference Entity	Financing Rate	Counterparty	Maturity Date	Long (Short) Notional Amount(000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse First Boston Corp.	1/12/41	2,858	$1,487	$(8,728)	$10,215

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(2)	On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$1,450,000	$22,707,815
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 396,526	$ —
Collateralized Loan Obligations	—	216,219,856	—
Consumer Loans	—	24,876,414	—
Home Equity Loans	—	22,139,663	—
Residential Mortgage-Backed Securities	—	28,796,622	6,547,102
Student Loans	—	8,315,638	—
Bank Loans	—	8,491,974	—
Commercial Mortgage-Backed Securities	—	145,571,938	—
Corporate Bonds	—	407,820,093	902,395
Municipal Bonds	—	21,054,982	—
Residential Mortgage-Backed Securities	—	38,470,726	—
Sovereign Bonds	—	63,941,896	—
A55

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
U.S. Government Agency Obligations	$ —	$ 11,845,854	$ —
U.S. Treasury Obligations	—	44,624,233	—
Preferred Stocks	2,108,100	—	—
Affiliated Mutual Funds	71,928,337	—	—
Commercial Paper	—	3,951,854	—
Options Purchased	310,575	311,260	—
Options Written	(219,675)	(45,443)	—
Other Financial Instruments*
Unfunded Loan Commitment	—	(38,509)	—
Futures Contracts	(10,627,109)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	640,565	—
Centrally Cleared Credit Default Swap Agreements	—	(161,265)	—
OTC Credit Default Swap Agreements	—	(325,951)	2,543
OTC Forward Rate Agreements	—	—	(103,769)
Centrally Cleared Inflation Swap Agreements	—	(188,146)	—
Centrally Cleared Interest Rate Swap Agreements	—	16,818,302	—
OTC Total Return Swap Agreement	—	1,487	—
Total	$ 63,500,228	$1,063,530,569	$7,348,271

*	Other financial instruments are derivatives, with the exception of unfunded loan commitments and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Unfunded loan commitments are recorded at market value.
A56

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.1%
Common Stocks
Aerospace & Defense — 4.6%
Boeing Co. (The)	396,946	$ 147,624,218
Safran SA (France)	173,556	24,322,179
United Technologies Corp.	331,564	46,355,963
		218,302,360
Air Freight & Logistics — 0.7%
FedEx Corp.	137,445	33,095,382
Automobiles — 0.8%
Tesla, Inc.*(a)	145,874	38,623,059
Banks — 8.7%
Bank of America Corp.	2,585,371	76,165,030
BB&T Corp.	1,188,642	57,696,683
Citigroup, Inc.	817,694	58,661,368
JPMorgan Chase & Co.	1,411,622	159,287,426
PNC Financial Services Group, Inc. (The)	421,448	57,397,003
		409,207,510
Biotechnology — 0.6%
BioMarin Pharmaceutical, Inc.*(a)	273,588	26,529,828
Building Products — 0.4%
Johnson Controls International PLC	475,145	16,630,075
Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The)	155,513	34,872,235
Chemicals — 1.4%
DowDuPont, Inc.	526,264	33,844,038
FMC Corp.	343,464	29,943,191
		63,787,229
Communications Equipment — 1.2%
Cisco Systems, Inc.	1,198,330	58,298,755
Consumer Finance — 1.5%
Capital One Financial Corp.	410,023	38,923,483
SLM Corp.*	2,678,543	29,865,755
		68,789,238
Electric Utilities — 2.5%
American Electric Power Co., Inc.	960,945	68,111,782
Exelon Corp.	1,132,563	49,447,700
		117,559,482
Electrical Equipment — 0.8%
Emerson Electric Co.	484,436	37,098,109
Electronic Equipment, Instruments & Components — 0.6%
Flex Ltd.*	2,207,482	28,962,164
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	442,893	26,981,042
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	337,021	48,969,151
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	207,538	$ 48,746,526
Walmart, Inc.	582,642	54,715,910
		103,462,436
Food Products — 1.6%
Conagra Brands, Inc.	1,032,184	35,063,291
Mondelez International, Inc. (Class A Stock)	917,948	39,435,046
		74,498,337
Health Care Equipment & Supplies — 2.9%
IDEXX Laboratories, Inc.*	143,717	35,880,386
Intuitive Surgical, Inc.*	75,765	43,489,110
Zimmer Biomet Holdings, Inc.	423,021	55,614,571
		134,984,067
Health Care Providers & Services — 2.0%
Laboratory Corp. of America Holdings*	253,460	44,020,933
UnitedHealth Group, Inc.	196,207	52,198,910
		96,219,843
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	493,182	31,450,216
Marriott International, Inc. (Class A Stock)	430,782	56,876,147
McDonald’s Corp.	180,492	30,194,507
		118,520,870
Insurance — 1.8%
Chubb Ltd.	332,032	44,372,757
MetLife, Inc.	852,970	39,850,758
		84,223,515
Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc.*	78,033	156,300,099
Booking Holdings, Inc.*	15,169	30,095,296
Netflix, Inc.*	291,041	108,887,169
		295,282,564
Internet Software & Services — 9.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	510,494	84,108,991
Alphabet, Inc. (Class A Stock)*	80,477	97,142,177
Alphabet, Inc. (Class C Stock)*	56,332	67,230,552
eBay, Inc.*	714,604	23,596,224
Facebook, Inc. (Class A Stock)*	479,126	78,797,062
Tencent Holdings Ltd. (China)	1,725,980	71,170,170
		422,045,176
IT Services — 6.1%
Adyen NV (Netherlands), 144A*	13,730	11,235,252
Mastercard, Inc. (Class A Stock)	501,714	111,686,553
PayPal Holdings, Inc.*	461,105	40,503,463
Square, Inc. (Class A Stock)*(a)	392,997	38,910,633
Visa, Inc. (Class A Stock)(a)	553,185	83,027,537
		285,363,438
A57

EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	149,351	$ 54,820,778
Media — 1.9%
Comcast Corp. (Class A Stock)	727,735	25,769,096
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,193,863	33,619,182
Twenty-First Century Fox, Inc. (Class A Stock)	656,338	30,408,140
		89,796,418
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	378,589	25,520,684
Chevron Corp.	490,009	59,918,301
Noble Energy, Inc.	867,222	27,048,654
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	860,992	58,667,995
		171,155,634
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	174,050	25,292,946
Pharmaceuticals — 7.5%
Allergan PLC	209,862	39,974,514
AstraZeneca PLC (United Kingdom), ADR(a)	2,947,482	116,631,863
Bristol-Myers Squibb Co.	994,909	61,763,950
Eli Lilly & Co.	579,787	62,216,943
Pfizer, Inc.	1,633,315	71,980,192
		352,567,462
Road & Rail — 0.9%
Union Pacific Corp.	253,155	41,221,229
Semiconductors & Semiconductor Equipment — 4.3%
Broadcom, Inc.	142,336	35,118,561
NVIDIA Corp.(a)	281,682	79,158,276
Texas Instruments, Inc.	801,003	85,939,612
		200,216,449
Software — 10.3%
Activision Blizzard, Inc.	746,364	62,090,021
Adobe Systems, Inc.*	265,788	71,749,471
Microsoft Corp.	1,599,147	182,894,442
PTC, Inc.*(a)	320,744	34,059,805
salesforce.com, Inc.*	591,460	94,059,884
Workday, Inc. (Class A Stock)*(a)	267,613	39,066,146
		483,919,769
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.8%
Home Depot, Inc. (The)	252,657	$ 52,337,897
Lowe’s Cos., Inc.	281,063	32,271,654
		84,609,551
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	468,837	105,835,264
Textiles, Apparel & Luxury Goods — 2.3%
Kering SA (France)	64,464	34,554,914
NIKE, Inc. (Class B Stock)	482,765	40,899,851
Tapestry, Inc.	648,030	32,576,468
		108,031,233

Total Long-Term Investments (cost $2,763,114,841)		4,559,772,598
Short-Term Investments — 10.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	129,719,207	129,719,207
PGIM Institutional Money Market Fund (cost $377,375,957; includes $376,861,769 of cash collateral for securities on loan)(b)(w)	377,378,200	377,415,938

Total Short-Term Investments (cost $507,095,164)		507,135,145

TOTAL INVESTMENTS—107.9% (cost $3,270,210,005)		5,066,907,743

Liabilities in excess of other assets — (7.9)%		(371,352,295)

Net Assets — 100.0%		$ 4,695,555,448

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $363,292,795; cash collateral of $376,861,769 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
A58

EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 193,980,181	$ 24,322,179	$—
Air Freight & Logistics	33,095,382	—	—
Automobiles	38,623,059	—	—
Banks	409,207,510	—	—
Biotechnology	26,529,828	—	—
Building Products	16,630,075	—	—
Capital Markets	34,872,235	—	—
Chemicals	63,787,229	—	—
Communications Equipment	58,298,755	—	—
Consumer Finance	68,789,238	—	—
Electric Utilities	117,559,482	—	—
Electrical Equipment	37,098,109	—	—
Electronic Equipment, Instruments & Components	28,962,164	—	—
Energy Equipment & Services	26,981,042	—	—
Equity Real Estate Investment Trusts (REITs)	48,969,151	—	—
Food & Staples Retailing	103,462,436	—	—
Food Products	74,498,337	—	—
Health Care Equipment & Supplies	134,984,067	—	—
Health Care Providers & Services	96,219,843	—	—
Hotels, Restaurants & Leisure	118,520,870	—	—
Insurance	84,223,515	—	—
Internet & Direct Marketing Retail	295,282,564	—	—
Internet Software & Services	350,875,006	71,170,170	—
IT Services	274,128,186	11,235,252	—
Life Sciences Tools & Services	54,820,778	—	—
Media	89,796,418	—	—
Oil, Gas & Consumable Fuels	171,155,634	—	—
Personal Products	25,292,946	—	—
Pharmaceuticals	352,567,462	—	—
Road & Rail	41,221,229	—	—
Semiconductors & Semiconductor Equipment	200,216,449	—	—
Software	483,919,769	—	—
Specialty Retail	84,609,551	—	—
Technology Hardware, Storage & Peripherals	105,835,264	—	—
Textiles, Apparel & Luxury Goods	73,476,319	34,554,914	—
Affiliated Mutual Funds	507,135,145	—	—
Total	$4,925,625,228	$141,282,515	$—
A59

FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 94.4%
Common Stocks — 64.1%
Aerospace & Defense — 1.5%
Dassault Aviation SA (France)	6	$ 11,125
General Dynamics Corp.	30,400	6,223,488
Lockheed Martin Corp.	69,500	24,044,220
MTU Aero Engines AG (Germany)	129	29,032
Northrop Grumman Corp.	10,050	3,189,568
Raytheon Co.	97,600	20,170,016
Safran SA (France)	834	116,877
Thales SA (France)	267	37,940
United Technologies Corp.	69,000	9,646,890
		63,469,156
Airlines — 0.0%
Deutsche Lufthansa AG (Germany)	2,570	63,164
easyJet PLC (United Kingdom)	11,665	199,835
International Consolidated Airlines Group SA (United Kingdom)	2,273	19,536
Japan Airlines Co. Ltd. (Japan)	400	14,351
Singapore Airlines Ltd. (Singapore)	1,300	9,259
		306,145
Auto Components — 0.0%
Aisin Seiki Co. Ltd. (Japan)	400	19,469
Cie Generale des Etablissements Michelin SCA (France)	428	51,124
Denso Corp. (Japan)	500	26,387
Faurecia SA (France)	258	15,524
Koito Manufacturing Co. Ltd. (Japan)	300	19,653
NGK Spark Plug Co. Ltd. (Japan)	400	11,646
Nokian Renkaat OYJ (Finland)	299	12,251
Stanley Electric Co. Ltd. (Japan)	300	10,247
Sumitomo Electric Industries Ltd. (Japan)	1,900	29,792
Tenneco, Inc.	38,200	1,609,748
Toyota Industries Corp. (Japan)	500	29,550
		1,835,391
Automobiles — 0.0%
Ferrari NV (Italy)	347	47,537
Fiat Chrysler Automobiles NV (United Kingdom)*	2,781	48,617
Honda Motor Co. Ltd. (Japan)	4,000	121,035
Isuzu Motors Ltd. (Japan)	1,400	22,017
Mitsubishi Motors Corp. (Japan)	2,100	14,807
Peugeot SA (France)	10,934	294,873
Suzuki Motor Corp. (Japan)	4,400	251,810
Toyota Motor Corp. (Japan)	5,700	355,853
Volkswagen AG (Germany)	91	15,842
		1,172,391
Banks — 3.7%
ABN AMRO Group NV (Netherlands), CVA, 144A	10,861	295,504
Australia & New Zealand Banking Group Ltd. (Australia)	1,953	39,771
Bank Leumi Le-Israel BM (Israel)	44,233	291,770
Bank of America Corp.	1,631,550	48,065,463
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank of East Asia Ltd. (The) (Hong Kong)	72,200	$ 268,861
Bank of Ireland Group PLC (Ireland)	29,492	224,755
BB&T Corp.	90,400	4,388,016
BNP Paribas SA (France)	2,805	171,773
BOC Hong Kong Holdings Ltd. (China)	9,500	45,106
CaixaBank SA (Spain)	9,056	41,323
Citigroup, Inc.	463,750	33,269,425
Commonwealth Bank of Australia (Australia)	163	8,410
DBS Group Holdings Ltd. (Singapore)	4,600	87,770
DNB ASA (Norway)	13,181	276,537
Hang Seng Bank Ltd. (Hong Kong)	10,000	271,493
HSBC Holdings PLC (United Kingdom)	26,285	229,147
Intesa Sanpaolo SpA (Italy)	38,008	96,933
JPMorgan Chase & Co.	540,494	60,989,343
Lloyds Banking Group PLC (United Kingdom)	181,782	140,035
Mebuki Financial Group, Inc. (Japan)	3,200	11,047
Mediobanca Banca di Credito Finanziario SpA (Italy)	22,140	220,371
Mitsubishi UFJ Financial Group, Inc. (Japan)	64,500	400,840
Mizuho Financial Group, Inc. (Japan)	60,400	105,199
PNC Financial Services Group, Inc. (The)	32,450	4,419,365
Raiffeisen Bank International AG (Austria)	450	12,961
Resona Holdings, Inc. (Japan)	54,900	307,329
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	4,083	45,547
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,400	136,944
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	600	24,619
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,819	48,205
Swedbank AB (Sweden) (Class A Stock)	2,270	56,200
Synovus Financial Corp.	63,300	2,898,507
UniCredit SpA (Italy)	1,277	19,183
United Overseas Bank Ltd. (Singapore)	6,700	132,722
		158,040,474
Beverages — 0.8%
Asahi Group Holdings Ltd. (Japan)	3,000	130,027
Coca-Cola European Partners PLC (United Kingdom)	6,900	313,743
Kirin Holdings Co. Ltd. (Japan)	11,700	299,388
PepsiCo, Inc.	287,020	32,088,836
Treasury Wine Estates Ltd. (Australia)	1,899	23,980
		32,855,974
Biotechnology — 1.8%
Amgen, Inc.	50,208	10,407,616
Celgene Corp.*	233,100	20,860,119
CSL Ltd. (Australia)	1,140	165,854
A60

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	328,350	$ 25,351,904
Vertex Pharmaceuticals, Inc.*	106,000	20,430,440
		77,215,933
Building Products — 0.2%
AGC, Inc. (Japan)	4,000	165,411
Armstrong World Industries, Inc.*	65,700	4,572,720
PGT Innovations, Inc.*	44,800	967,680
Universal Forest Products, Inc.	73,600	2,600,288
		8,306,099
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	18,605	227,959
Affiliated Managers Group, Inc.	450	61,524
Ameriprise Financial, Inc.	108,450	16,013,727
Evercore, Inc. (Class A Stock)	47,250	4,750,987
Goldman Sachs Group, Inc. (The)	64,500	14,463,480
Macquarie Group Ltd. (Australia)	3,758	341,446
Morgan Stanley	29,450	1,371,487
Natixis SA (France)	2,711	18,375
Partners Group Holding AG (Switzerland)	389	307,806
State Street Corp.	181,750	15,227,015
T. Rowe Price Group, Inc.	24,900	2,718,582
		55,502,388
Chemicals — 1.3%
Asahi Kasei Corp. (Japan)	5,700	86,416
BASF SE (Germany)	2,317	205,825
Chemours Co. (The)	323,550	12,760,812
Covestro AG (Germany), 144A	3,470	281,227
Evonik Industries AG (Germany)	408	14,574
Huntsman Corp.	239,200	6,513,416
Kuraray Co. Ltd. (Japan)	1,000	15,002
Linde AG (Germany)	456	107,408
LyondellBasell Industries NV (Class A Stock)	160,000	16,401,600
Mitsubishi Chemical Holdings Corp. (Japan)	34,200	326,360
Mitsubishi Gas Chemical Co., Inc. (Japan)	2,400	50,918
Mitsui Chemicals, Inc. (Japan)	600	14,970
Olin Corp.	50,300	1,291,704
Sherwin-Williams Co. (The)	38,800	17,662,148
Shin-Etsu Chemical Co. Ltd. (Japan)	900	79,740
Showa Denko KK (Japan)	300	16,550
Sumitomo Chemical Co. Ltd. (Japan)	5,000	29,215
Teijin Ltd. (Japan)	700	13,415
Tosoh Corp. (Japan)	900	13,833
		55,885,133
Commercial Services & Supplies — 0.0%
Dai Nippon Printing Co. Ltd. (Japan)	600	13,939
Securitas AB (Sweden) (Class B Stock)	989	17,208
		31,147
	Shares	Value
Common Stocks (continued)
Communications Equipment — 1.2%
Arista Networks, Inc.*	24,900	$ 6,619,914
Cisco Systems, Inc.	857,000	41,693,050
CommScope Holding Co., Inc.*	73,600	2,263,936
Plantronics, Inc.	16,900	1,019,070
		51,595,970
Construction & Engineering — 0.2%
CIMIC Group Ltd. (Australia)	1,017	37,732
Eiffage SA (France)	232	25,893
EMCOR Group, Inc.	53,900	4,048,429
HOCHTIEF AG (Germany)	1,009	167,398
Quanta Services, Inc.*	68,800	2,296,544
Shimizu Corp. (Japan)	1,800	16,395
Taisei Corp. (Japan)	4,200	191,083
Vinci SA (France)	2,767	263,319
		7,046,793
Construction Materials — 0.0%
CRH PLC (Ireland)	2,109	68,883
Consumer Finance — 0.7%
American Express Co.	40,250	4,286,222
Capital One Financial Corp.	204,800	19,441,664
Discover Financial Services	53,900	4,120,655
Navient Corp.	158,550	2,137,254
OneMain Holdings, Inc.*	17,700	594,897
		30,580,692
Containers & Packaging — 0.1%
Avery Dennison Corp.	31,200	3,380,520
Greif, Inc. (Class A Stock)	15,450	829,047
		4,209,567
Distributors — 0.0%
Core-Mark Holding Co., Inc.	25,500	865,980
LKQ Corp.*	30,050	951,683
		1,817,663
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	22,150	2,498,520
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*	228,550	48,934,841
Investor AB (Sweden) (Class B Stock)	1,144	52,790
Jefferies Financial Group, Inc.	82,600	1,813,896
Kinnevik AB (Sweden) (Class B Stock)	735	22,167
ORIX Corp. (Japan)(a)	16,500	266,422
		51,090,116
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,199,300	40,272,494
Deutsche Telekom AG (Germany)	22,027	354,738
Nippon Telegraph & Telephone Corp. (Japan)	7,400	332,829
Orange SA (France)	4,968	79,054
Telecom Italia SpA (Italy), RSP	18,981	10,182

A61

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telenor ASA (Norway)	1,867	$ 36,402
Verizon Communications, Inc.	619,588	33,079,803
		74,165,502
Electric Utilities — 0.7%
CK Infrastructure Holdings Ltd. (Hong Kong)	1,500	11,888
CLP Holdings Ltd. (Hong Kong)	4,000	46,825
Endesa SA (Spain)	1,822	39,384
Enel SpA (Italy)	61,882	316,530
Eversource Energy	81,200	4,988,928
Exelon Corp.	409,600	17,883,136
FirstEnergy Corp.	35,500	1,319,535
Iberdrola SA (Spain)	14,657	107,742
Kansai Electric Power Co., Inc. (The) (Japan)	8,800	132,602
Kyushu Electric Power Co., Inc. (Japan)	1,300	15,682
Orsted A/S (Denmark), 144A	470	31,941
Portland General Electric Co.	63,400	2,891,674
Red Electrica Corp. SA (Spain)	1,066	22,317
SSE PLC (United Kingdom)	3,794	56,638
Terna Rete Elettrica Nazionale SpA (Italy)	3,541	18,886
		27,883,708
Electrical Equipment — 0.3%
AMETEK, Inc.	141,800	11,219,216
Atkore International Group, Inc.*	84,850	2,251,071
Fuji Electric Co. Ltd. (Japan)	400	16,017
Legrand SA (France)	656	47,783
Melrose Industries PLC (United Kingdom)	11,779	30,690
Nidec Corp. (Japan)	300	43,116
Schneider Electric SE (France)	2,880	231,944
		13,839,837
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	37,600	3,343,392
Hamamatsu Photonics KK (Japan)	500	19,916
Hitachi Ltd. (Japan)	9,800	332,784
Keyence Corp. (Japan)	200	116,296
Murata Manufacturing Co. Ltd. (Japan)	500	76,767
Shimadzu Corp. (Japan)	700	21,921
TDK Corp. (Japan)	300	32,744
Tech Data Corp.*	16,200	1,159,434
		5,103,254
Energy Equipment & Services — 0.1%
Archrock, Inc.	145,650	1,776,930
Superior Energy Services, Inc.*	292,900	2,852,846
		4,629,776
Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.	196,550	3,437,660
Brixmor Property Group, Inc.	179,750	3,147,423
CoreCivic, Inc.(a)	134,050	3,261,437
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Dexus (Australia)	1,257	$ 9,609
DiamondRock Hospitality Co.	358,450	4,183,111
Empire State Realty Trust, Inc. (Class A Stock)	114,100	1,895,201
Franklin Street Properties Corp.	70,250	561,298
Gaming & Leisure Properties, Inc.	178,050	6,276,262
GEO Group, Inc. (The)	246,250	6,195,650
Goodman Group (Australia)	32,225	241,795
Host Hotels & Resorts, Inc.	697,650	14,720,415
Klepierre SA (France)	681	24,127
Land Securities Group PLC (United Kingdom)	23,351	268,618
Link REIT (Hong Kong)	5,500	54,060
Mirvac Group (Australia)	9,114	15,892
Ryman Hospitality Properties, Inc.	43,100	3,713,927
Spirit MTA REIT	14,870	171,302
Spirit Realty Capital, Inc.	231,850	1,868,711
Stockland (Australia)	6,024	18,110
United Urban Investment Corp. (Japan)	7	10,995
		50,075,603
Food & Staples Retailing — 0.5%
ICA Gruppen AB (Sweden)	6,664	211,304
Koninklijke Ahold Delhaize NV (Netherlands)	3,060	69,943
Kroger Co. (The)	35,700	1,039,227
Tesco PLC (United Kingdom)	103,455	323,511
Walgreens Boots Alliance, Inc.	216,500	15,782,850
Walmart, Inc.	27,300	2,563,743
Wesfarmers Ltd. (Australia)	2,737	98,527
WM Morrison Supermarkets PLC (United Kingdom)	22,881	77,277
Woolworths Group Ltd. (Australia)	3,245	65,796
		20,232,178
Food Products — 0.9%
Archer-Daniels-Midland Co.	351,250	17,657,337
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	20,996
J.M. Smucker Co. (The)	25,850	2,652,468
Marine Harvest ASA (Norway)	2,348	54,304
MEIJI Holdings Co. Ltd. (Japan)	200	13,427
Mondelez International, Inc. (Class A Stock)	229,100	9,842,136
Nestle SA (Switzerland)	7,490	623,911
Tate & Lyle PLC (United Kingdom)	30,148	268,269
Tyson Foods, Inc. (Class A Stock)	84,800	5,048,144
WH Group Ltd. (Hong Kong), 144A	22,500	15,826
Wilmar International Ltd. (Singapore)	100,800	237,386
		36,434,204
Gas Utilities — 0.2%
UGI Corp.	128,500	7,129,180
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	406,300	29,806,168
Baxter International, Inc.	112,050	8,637,935
Boston Scientific Corp.*	317,250	12,214,125

A62

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ConvaTec Group PLC (United Kingdom), 144A	15,763	$ 47,722
Danaher Corp.	210,550	22,878,363
DENTSPLY SIRONA, Inc.	45,500	1,717,170
Edwards Lifesciences Corp.*	22,050	3,838,905
Hoya Corp. (Japan)	1,000	59,439
IDEXX Laboratories, Inc.*	66,100	16,502,526
Intuitive Surgical, Inc.*	6,400	3,673,600
Medtronic PLC	73,300	7,210,521
Smith & Nephew PLC (United Kingdom)	2,147	39,159
Sonova Holding AG (Switzerland)	289	57,155
Straumann Holding AG (Switzerland)	33	24,778
Stryker Corp.	10,200	1,812,336
Terumo Corp. (Japan)	800	47,385
		108,567,287
Health Care Providers & Services — 2.2%
Alfresa Holdings Corp. (Japan)	7,100	189,943
CVS Health Corp.	202,350	15,928,992
Fresenius Medical Care AG & Co. KGaA (Germany)	533	54,655
Fresenius SE & Co. KGaA (Germany)	1,015	74,385
HCA Healthcare, Inc.	165,250	22,989,580
Humana, Inc.	30,050	10,172,526
Medipal Holdings Corp. (Japan)	11,300	235,718
Ryman Healthcare Ltd. (New Zealand)	1,274	11,831
UnitedHealth Group, Inc.	162,800	43,311,312
		92,968,942
Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	576	29,544
Aristocrat Leisure Ltd. (Australia)	11,260	231,372
Bloomin’ Brands, Inc.	178,650	3,535,484
Churchill Downs, Inc.(a)	7,800	2,166,060
Compass Group PLC (United Kingdom)	4,030	89,529
Crown Resorts Ltd. (Australia)	1,180	11,663
Extended Stay America, Inc., UTS	85,500	1,729,665
Flight Centre Travel Group Ltd. (Australia)	2,184	83,794
Galaxy Entertainment Group Ltd. (Hong Kong)	5,500	34,847
Genting Singapore Ltd. (Singapore)	15,100	11,736
GVC Holdings PLC (United Kingdom)	1,718	20,565
Hilton Grand Vacations, Inc.*	126,300	4,180,530
Las Vegas Sands Corp.	149,550	8,872,802
Marriott International, Inc. (Class A Stock)	18,950	2,501,969
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	8,787
Oriental Land Co. Ltd. (Japan)	500	52,291
Paddy Power Betfair PLC (Ireland)	249	21,243
Penn National Gaming, Inc.*	27,200	895,424
TUI AG (Germany)	1,434	27,497
		24,504,802
	Shares	Value
Common Stocks (continued)
Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	5,587	$ 267,601
Meritage Homes Corp.*	79,700	3,180,030
Nikon Corp. (Japan)	800	15,024
Persimmon PLC (United Kingdom)	6,649	205,062
Sony Corp. (Japan)	3,100	190,159
		3,857,876
Household Products — 0.5%
Henkel AG & Co. KGaA (Germany)	321	34,065
Procter & Gamble Co. (The)	243,705	20,283,567
Reckitt Benckiser Group PLC (United Kingdom)	2,738	250,041
Unicharm Corp. (Japan)	1,300	43,037
		20,610,710
Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	718,300	10,056,200
Electric Power Development Co. Ltd. (Japan)	500	13,824
NRG Energy, Inc.	352,750	13,192,850
		23,262,874
Industrial Conglomerates — 1.2%
CK Hutchison Holdings Ltd. (Hong Kong)	7,000	80,677
General Electric Co.	1,909,300	21,555,997
Honeywell International, Inc.	173,800	28,920,320
Keppel Corp. Ltd. (Singapore)	3,600	18,328
NWS Holdings Ltd. (Hong Kong)	91,000	180,188
Siemens AG (Germany)	223	28,513
		50,784,023
Insurance — 1.0%
Aegon NV (Netherlands)	46,139	299,068
AIA Group Ltd. (Hong Kong)	6,000	53,693
Allianz SE (Germany)	1,254	279,032
Allstate Corp. (The)	169,900	16,769,130
Aviva PLC (United Kingdom)	9,961	63,623
AXA SA (France)	8,413	226,565
CNA Financial Corp.	6,800	310,420
Dai-ichi Life Holdings, Inc. (Japan)	3,400	70,639
First American Financial Corp.	47,450	2,447,945
Legal & General Group PLC (United Kingdom)	91,188	311,536
Loews Corp.	56,400	2,832,972
Medibank Private Ltd. (Australia)	7,001	14,713
MetLife, Inc.	402,300	18,795,456
NN Group NV (Netherlands)	991	44,156
Old Republic International Corp.	7,850	175,683
Poste Italiane SpA (Italy), 144A	1,665	13,274
Sompo Holdings, Inc. (Japan)	1,100	46,813
Suncorp Group Ltd. (Australia)	3,255	33,996
Swiss Life Holding AG (Switzerland)*	101	38,223
Tokio Marine Holdings, Inc. (Japan)	2,200	108,896

A63

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
UnipolSai Assicurazioni SpA (Italy)	81,747	$ 192,285
Zurich Insurance Group AG (Switzerland)	380	119,865
		43,247,983
Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.*	38,200	76,514,600
Booking Holdings, Inc.*	4,450	8,828,800
Expedia Group, Inc.(a)	8,400	1,096,032
Nutrisystem, Inc.(a)	68,500	2,537,925
Qurate Retail, Inc.*	395,000	8,772,950
		97,750,307
Internet Software & Services — 3.5%
Alphabet, Inc. (Class A Stock)*	32,550	39,290,454
Alphabet, Inc. (Class C Stock)*	47,632	56,847,363
eBay, Inc.*	85,100	2,810,002
Facebook, Inc. (Class A Stock)*	272,250	44,774,235
VeriSign, Inc.*	45,000	7,205,400
		150,927,454
IT Services — 2.6%
Accenture PLC (Class A Stock)	71,350	12,143,770
Amadeus IT Group SA (Spain)	1,103	102,350
Automatic Data Processing, Inc.	145,050	21,853,233
Cognizant Technology Solutions Corp. (Class A Stock)	292,350	22,554,803
DXC Technology Co.	179,100	16,749,432
Obic Co. Ltd. (Japan)	200	18,916
Visa, Inc. (Class A Stock)(a)	258,800	38,843,292
Wirecard AG (Germany)	1,284	279,249
		112,545,045
Leisure Products — 0.1%
Vista Outdoor, Inc.*	110,400	1,975,056
Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	73,650	27,033,969
QIAGEN NV*	620	23,485
Thermo Fisher Scientific, Inc.	32,300	7,883,784
		34,941,238
Machinery — 1.1%
Alfa Laval AB (Sweden)	751	20,330
Atlas Copco AB (Sweden) (Class A Stock)	1,969	56,697
Atlas Copco AB (Sweden) (Class B Stock)	2,819	75,180
Caterpillar, Inc.	159,100	24,261,159
CNH Industrial NV (United Kingdom)	2,556	30,559
Cummins, Inc.	101,300	14,796,891
Hitachi Construction Machinery Co. Ltd. (Japan)	300	10,019
Komatsu Ltd. (Japan)	2,300	69,992
PACCAR, Inc.	33,150	2,260,498
Pentair PLC (United Kingdom)	81,700	3,541,695
Sandvik AB (Sweden)	18,506	327,900
Schindler Holding AG (Switzerland)	64	15,417
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
SKF AB (Sweden) (Class B Stock)	1,201	$ 23,669
THK Co. Ltd. (Japan)	400	10,132
Volvo AB (Sweden) (Class B Stock)	20,027	353,353
Yangzijiang Shipbuilding Holdings Ltd. (China)	6,000	5,438
		45,858,929
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	10	13,103
Media — 1.1%
Comcast Corp. (Class A Stock)	909,696	32,212,336
Hakuhodo DY Holdings, Inc. (Japan)	700	12,280
I-CABLE Communications Ltd. (Hong Kong)*	3,065	69
News Corp. (Class A Stock)(a)	217,500	2,868,825
Pearson PLC (United Kingdom)	20,324	235,133
RTL Group SA (Luxembourg)	111	7,914
TEGNA, Inc.	369,350	4,417,426
Tribune Media Co. (Class A Stock)	70,000	2,690,100
Viacom, Inc. (Class B Stock)	130,350	4,400,616
		46,844,699
Metals & Mining — 0.6%
Alcoa Corp.*	18,650	753,460
Alumina Ltd. (Australia)	6,301	12,625
Anglo American PLC (South Africa)	14,915	333,818
ArcelorMittal (Luxembourg)	10,215	315,098
BHP Billiton Ltd. (Australia)	7,918	198,719
BHP Billiton PLC (Australia)	5,222	113,788
BlueScope Steel Ltd. (Australia)	3,383	41,626
Boliden AB (Sweden)	864	24,039
Freeport-McMoRan, Inc.	998,450	13,898,424
Glencore PLC (Switzerland)*	28,671	123,617
JFE Holdings, Inc. (Japan)	1,300	29,825
Kobe Steel Ltd. (Japan)	1,000	8,883
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,900	40,201
Nucor Corp.	87,950	5,580,427
Rio Tinto Ltd. (Australia)	1,018	57,825
Rio Tinto PLC (Australia)	2,977	149,983
South32 Ltd. (Australia)	16,028	45,253
Steel Dynamics, Inc.	118,650	5,361,793
voestalpine AG (Austria)	371	16,973
		27,106,377
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	180,900	3,064,446
Two Harbors Investment Corp.	98,100	1,464,633
		4,529,079
Multiline Retail — 0.7%
Kohl’s Corp.(a)	201,600	15,029,280
Macy’s, Inc.(a)	434,150	15,078,030

A64

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Next PLC (United Kingdom)	1,125	$ 80,487
Nordstrom, Inc.(a)	28,000	1,674,680
		31,862,477
Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	16,407	231,145
CenterPoint Energy, Inc.	147,700	4,083,905
MDU Resources Group, Inc.	121,850	3,130,327
RWE AG (Germany)	1,271	31,465
		7,476,842
Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA (Norway)	3,126	132,060
Anadarko Petroleum Corp.	266,800	17,984,988
BP PLC (United Kingdom)	32,808	251,268
Chevron Corp.	132,500	16,202,100
ConocoPhillips	378,950	29,330,730
Continental Resources, Inc.*	96,400	6,582,192
Eni SpA (Italy)	6,319	119,276
Equinor ASA (Norway)	2,934	82,598
Exxon Mobil Corp.	129,466	11,007,199
Hess Corp.	150,700	10,787,106
JXTG Holdings, Inc. (Japan)	47,700	359,896
Lundin Petroleum AB (Sweden)	591	22,576
Marathon Oil Corp.	117,500	2,735,400
Marathon Petroleum Corp.	230,000	18,393,100
Neste OYJ (Finland)	3,443	283,618
Occidental Petroleum Corp.	11,800	969,606
Oil Search Ltd. (Australia)	3,406	22,205
OMV AG (Austria)	470	26,403
Phillips 66	169,100	19,060,952
Repsol SA (Spain)	16,848	334,823
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	11,808	404,998
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,044	106,407
Santos Ltd. (Australia)	4,507	23,629
TOTAL SA (France)	2,429	157,192
Valero Energy Corp.	196,800	22,386,000
World Fuel Services Corp.	52,600	1,455,968
		159,222,290
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	1,395	26,756
UPM-Kymmene OYJ (Finland)	1,360	53,333
		80,089
Personal Products — 0.2%
Avon Products, Inc. (United Kingdom)*	28,200	62,040
Herbalife Nutrition Ltd.*(a)	97,500	5,318,625
Pola Orbis Holdings, Inc. (Japan)	200	7,298
Shiseido Co. Ltd. (Japan)	900	69,890
Unilever NV (United Kingdom), CVA	3,869	215,025
Unilever PLC (United Kingdom)	3,035	166,717
USANA Health Sciences, Inc.*	23,400	2,820,870
		8,660,465
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 2.8%
Allergan PLC	111,400	$ 21,219,472
Astellas Pharma, Inc. (Japan)	5,100	89,001
AstraZeneca PLC (United Kingdom)	426	33,175
Bayer AG (Germany)	2,884	255,271
Bristol-Myers Squibb Co.	34,500	2,141,760
GlaxoSmithKline PLC (United Kingdom)	11,144	223,253
H. Lundbeck A/S (Denmark)	3,837	236,572
Ipsen SA (France)	95	15,958
Johnson & Johnson	209,448	28,939,430
Merck & Co., Inc.	375,200	26,616,688
Novartis AG (Switzerland)	7,579	649,428
Novo Nordisk A/S (Denmark) (Class B Stock)	1,248	58,806
Pfizer, Inc.	533,500	23,511,345
Recordati SpA (Italy)	334	11,272
Roche Holding AG (Switzerland)	2,858	691,661
Sanofi (France)	5,922	525,923
Shionogi & Co. Ltd. (Japan)	5,300	345,798
UCB SA (Belgium)	396	35,518
Zoetis, Inc.	151,150	13,839,294
		119,439,625
Professional Services — 0.2%
Insperity, Inc.	31,100	3,668,245
Intertek Group PLC (United Kingdom)	511	33,233
Randstad NV (Netherlands)	3,460	184,130
Robert Half International, Inc.	61,050	4,296,699
Teleperformance (France)	664	125,399
Wolters Kluwer NV (Netherlands)	731	45,608
		8,353,314
Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	361,750	15,953,175
CK Asset Holdings Ltd. (Hong Kong)	8,500	63,759
Henderson Land Development Co. Ltd. (Hong Kong)	400	2,009
Hongkong Land Holdings Ltd. (Hong Kong)	3,700	24,497
Kerry Properties Ltd. (Hong Kong)	50,500	171,284
Mitsubishi Estate Co. Ltd. (Japan)	2,900	49,240
Sun Hung Kai Properties Ltd. (Hong Kong)	4,000	58,191
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	10,957
Swire Properties Ltd. (Hong Kong)	3,800	14,387
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	25,774
Wheelock & Co. Ltd. (Hong Kong)	34,000	203,914
		16,577,187
Road & Rail — 1.0%
Central Japan Railway Co. (Japan)	700	145,661
ComfortDelGro Corp. Ltd. (Singapore)	6,900	12,268
CSX Corp.	279,950	20,730,297
DSV A/S (Denmark)	473	42,961
Hankyu Hanshin Holdings, Inc. (Japan)	800	28,348

A65

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Kyushu Railway Co. (Japan)	500	$ 15,220
MTR Corp. Ltd. (Hong Kong)	3,500	18,413
Norfolk Southern Corp.	126,350	22,806,175
		43,799,343
Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	175,600	16,235,976
ASML Holding NV (Netherlands)	529	98,655
Cypress Semiconductor Corp.	187,100	2,711,079
Infineon Technologies AG (Germany)	11,858	268,863
Intel Corp.	800,450	37,853,280
Micron Technology, Inc.*	114,500	5,178,835
MKS Instruments, Inc.	26,800	2,148,020
NVIDIA Corp.	18,050	5,072,411
Qorvo, Inc.*	67,900	5,220,831
STMicroelectronics NV (Switzerland)	2,025	36,926
Texas Instruments, Inc.	82,550	8,856,790
Tokyo Electron Ltd. (Japan)	400	54,831
		83,736,497
Software — 4.5%
Activision Blizzard, Inc.	271,950	22,623,520
Adobe Systems, Inc.*	105,150	28,385,242
Cadence Design Systems, Inc.*	92,900	4,210,228
Check Point Software Technologies Ltd. (Israel)*	2,200	258,874
Dassault Systemes SE (France)	1,609	240,784
Fortinet, Inc.*	10,200	941,154
Intuit, Inc.	107,700	24,490,980
Microsoft Corp.	838,000	95,842,060
Nice Ltd. (Israel)*	134	15,117
Oracle Corp.	136,750	7,050,830
salesforce.com, Inc.*	11,200	1,781,136
SAP SE (Germany)	2,488	306,075
Synopsys, Inc.*	48,800	4,812,168
		190,958,168
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	74,350	12,515,335
Asbury Automotive Group, Inc.*	24,400	1,677,500
AutoNation, Inc.*	128,700	5,347,485
Best Buy Co., Inc.(a)	182,750	14,503,040
Burlington Stores, Inc.*	8,150	1,327,798
Dick’s Sporting Goods, Inc.(a)	157,700	5,595,196
Fast Retailing Co. Ltd. (Japan)	500	254,624
Foot Locker, Inc.	195,100	9,946,198
Gap, Inc. (The)	258,150	7,447,628
Penske Automotive Group, Inc.(a)	31,400	1,488,046
TJX Cos., Inc. (The)	182,600	20,454,852
Ulta Beauty, Inc.*	23,900	6,742,668
		87,300,370
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	440,000	99,325,600
Brother Industries Ltd. (Japan)	800	15,770
Canon, Inc. (Japan)	2,500	79,336
FUJIFILM Holdings Corp. (Japan)	1,000	45,010
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Hewlett Packard Enterprise Co.	974,950	$ 15,901,435
HP, Inc.	833,950	21,490,891
Konica Minolta, Inc. (Japan)	16,500	175,470
Western Digital Corp.	37,700	2,206,958
		139,240,470
Textiles, Apparel & Luxury Goods — 1.0%
adidas AG (Germany)	462	112,876
Burberry Group PLC (United Kingdom)	1,136	29,847
Hanesbrands, Inc.(a)	263,000	4,847,090
Hermes International (France)	155	102,565
Kering SA (France)	238	127,576
Lululemon Athletica, Inc.*	55,650	9,042,568
LVMH Moet Hennessy Louis Vuitton SE (France)	1,473	520,706
Moncler SpA (Italy)	570	24,506
NIKE, Inc. (Class B Stock)	246,400	20,875,008
Swatch Group AG (The) (Switzerland)	154	60,839
Swatch Group AG (The) (Switzerland), Reg. Shs.	140	10,873
VF Corp.	58,050	5,424,773
Wolverine World Wide, Inc.	28,300	1,105,115
		42,284,342
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	178,800	3,695,796
Tobacco — 1.1%
Altria Group, Inc.	379,050	22,860,505
British American Tobacco PLC (United Kingdom)	5,746	268,143
Imperial Brands PLC (United Kingdom)	3,103	107,645
Japan Tobacco, Inc. (Japan)	2,700	70,579
Philip Morris International, Inc.	299,200	24,396,768
Swedish Match AB (Sweden)	442	22,610
		47,726,250
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	1,125	35,856
ITOCHU Corp. (Japan)(a)	7,900	144,475
Marubeni Corp. (Japan)	15,000	137,152
Mitsubishi Corp. (Japan)	9,100	280,154
Mitsui & Co. Ltd. (Japan)	14,200	252,278
Sumitomo Corp. (Japan)	2,800	46,611
Toyota Tsusho Corp. (Japan)	700	26,409
W.W. Grainger, Inc.	8,400	3,002,244
WESCO International, Inc.*	83,700	5,143,365
		9,068,544
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	1,643	284,660
Atlantia SpA (Italy)	1,491	30,923
Auckland International Airport Ltd. (New Zealand)	2,462	11,909
Kamigumi Co. Ltd. (Japan)	11,000	242,208
Macquarie Infrastructure Corp.	97,800	4,511,514
		5,081,214

A66

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	9,200	$ 254,260
NTT DOCOMO, Inc. (Japan)	4,400	118,220
Vodafone Group PLC (United Kingdom)	110,823	237,504
		609,984

Total Common Stocks (cost $2,047,885,195)		2,738,490,728
Exchange Traded Fund — 0.0%
iShares MSCI EAFE ETF	4,088	277,943
(cost $258,064)
Preferred Stocks — 0.0%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	1,696	21,615
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	155	12,146
Banks — 0.0%
Citigroup Capital XIII 8.709%, (Capital Security, fixed to floating preferred)	22,000	590,700
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	441	51,661

Total Preferred Stocks (cost $637,605)		676,122

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.4%
Automobiles — 1.5%
AmeriCredit Automobile Receivables Trust,
Series 2016-04, Class C
2.410%	07/08/22	1,000	986,968
Series 2017-03, Class C
2.690%	06/19/23	1,020	1,001,647
Series 2017-04, Class C
2.600%	09/18/23	2,100	2,052,333
Series 2018-01, Class C
3.500%	01/18/24	1,600	1,593,589
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	5,000	4,933,832
Series 2015-02A, Class A, 144A
2.630%	12/20/21	4,000	3,939,863
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,600	1,591,431
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	1,700	1,698,224
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	1,300	1,266,167
Series 2017-02, Class A, 144A
2.360%	03/15/29	5,600	5,369,152
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2018-02, Class A, 144A
3.470%	01/15/30	3,000	$ 2,994,976
Ford Credit Floorplan Master Owner Trust A,
Series 2017-03, Class A
2.480%	09/15/24	4,500	4,345,740
Series 2018-02, Class A
3.170%	03/15/25	13,350	13,220,938
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	3,268	3,256,966
Series 2017-02A, Class B, 144A
2.550%	11/14/23	5,800	5,714,210
Series 2017-02A, Class C, 144A
2.820%	07/15/24	1,400	1,377,541
Series 2018-01A, Class A, 144A
3.430%	12/16/24	5,200	5,192,526
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	1,200	1,185,192
Series 2018-04, Class C
3.560%	07/15/24	2,300	2,293,394
			64,014,689
Collateralized Loan Obligations — 1.9%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.619%(c)	07/15/29	500	500,513
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.673%(c)	07/18/30	1,500	1,503,553
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	07/15/29	1,500	1,501,719
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%
3.339%(c)	04/15/29	1,172	1,174,295
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.156%(c)	01/17/28	1,500	1,493,021
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	04/15/29	3,000	3,002,998
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%
3.733%(c)	10/18/26	500	500,180
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%
3.627%(c)	10/17/31	9,750	9,750,000
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%
3.883%(c)	04/18/27	1,000	1,003,132
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	2,000	1,990,509
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.539%(c)	04/26/31	4,000	3,974,075

A67

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.341%(c)	02/05/31	250	$ 248,860
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.627%(c)	10/23/29	1,250	1,251,976
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175%
3.556%(c)	10/20/31	6,750	6,733,084
KVK CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.614%(c)	05/15/26	1,928	1,929,577
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.539%(c)	10/15/26	3,250	3,250,243
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.681%(c)	04/21/31	2,400	2,392,104
OCP CLO Ltd. (Cayman Islands),
Series 2017-013A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.599%(c)	07/15/30	1,250	1,251,661
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	10/30/30	1,500	1,501,522
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.466%(c)	01/17/31	1,500	1,497,596
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.612%(c)	05/21/29	1,750	1,752,933
Series 2018-2A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.362%(c)	07/16/31	2,350	2,341,492
Romark CLO II Ltd. (Cayman Islands),
Series 2018-2A, Class A1, 144A, 3 Month LIBOR + 1.175%
3.431%(c)	07/25/31	1,000	998,756
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.228%(c)	07/20/27	1,000	996,781
Telos CLO (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.636%(c)	07/17/26	1,500	1,502,543
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
3.576%(c)	01/17/30	2,500	2,495,069
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
3.569%(c)	07/15/29	1,250	1,251,165
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.035%(c)	10/25/28	3,250	3,251,630
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.545%(c)	01/25/31	2,500	2,500,539
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.219%(c)	07/15/27	1,000	997,020
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.668%(c)	04/20/29	2,000	2,003,110
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.486%(c)	01/17/31	2,750	2,745,431
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%
3.470%(c)	07/17/31	3,500	$ 3,482,974
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.638%(c)	10/20/31	5,750	5,742,525
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.709%(c)	07/15/29	1,750	1,753,774
			80,266,360
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	49	49,065
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
2.934%(c)	09/14/32	3,700	3,709,736
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	1,809	1,800,929
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	2,448	2,448,284
			8,008,014
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
2.832%(c)	04/22/26	3,800	3,837,726
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	4,000	3,825,418
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
2.758%(c)	12/15/26	2,600	2,621,491
			10,284,635
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	3,500	3,400,818
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,700	1,656,118
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,692,387
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,600	1,596,427
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	802,145
			10,147,895
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
3.866%(c)	03/25/33	92	92,447
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	05/25/33	182	180,093
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%
3.161%(c)	06/25/34	503	503,223

A68

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
3.116%(c)	07/25/32		99	$ 99,679
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.491%(c)	09/25/32		2,427	2,413,435
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		2,062	2,071,139
				5,360,016
Other — 0.1%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		2,549	2,539,408
Residential Mortgage-Backed Securities — 0.6%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.797%	07/25/35		212	211,239
CSMC Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.254%(c)	12/26/46		3,841	3,912,402
Series 2018-RPL08, Class A1, 144A
4.125%	07/25/58		1,200	1,195,568
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.583%	07/25/34		211	211,074
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
3.011%(c)	06/25/34		251	248,123
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		2,394	2,338,681
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	2,980	3,459,926
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		5,816	5,652,468
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
2.816%(c)	02/25/57		4,760	4,764,421
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		3,950	3,851,113
Series 2018-05, Class A1, 144A
3.250%(cc)	08/25/58		700	685,425
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47		358	355,286
				26,885,726
Student Loans — 0.6%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		3,302	3,212,984
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		2,276	2,252,056
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	2,000	$ 1,942,203
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	3,000	2,990,046
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	4,600	4,511,686
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,700	1,687,131
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	2,542	2,526,914
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	4,500	4,449,719
			23,572,739

Total Asset-Backed Securities (cost $232,741,456)			231,079,482
Bank Loan — 0.0%
Technology
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.750%(c)	12/31/18	204	204,255
(cost $203,588)
Commercial Mortgage-Backed Securities — 5.9%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	3,830,798
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,300,666
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	4,989,937
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	1,086	1,059,933
Series 2014-GC21, Class A4
3.575%	05/10/47	2,447	2,461,566
Series 2014-GC23, Class A3
3.356%	07/10/47	2,800	2,776,828
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,753,538
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,219,752
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,361,590
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	970,221
Series 2014-CR15, Class A2
2.928%	02/10/47	2,077	2,077,068
Series 2014-CR18, Class A4
3.550%	07/15/47	2,800	2,798,254

A69

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	$ 4,933,998
Series 2014-UBS03, Class A2
2.844%	06/10/47	2,300	2,298,028
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	5,979,344
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	2,967,979
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,025,976
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	3,900	3,797,238
Series 2016-M07, Class AB2
2.385%	09/25/26	2,400	2,202,968
Series 2017-M01, Class A2
2.498%(cc)	10/25/26	2,200	2,031,478
Series 2017-M04, Class A2
2.683%(cc)	12/25/26	11,800	11,008,981
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	7,931,040
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	4,325	4,134,599
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.549%(cc)	05/25/22	23,521	983,491
Series K021, Class X1, IO
1.586%(cc)	06/25/22	6,646	295,040
Series K055, Class X1, IO
1.501%(cc)	03/25/26	13,870	1,159,567
Series K057, Class AM
2.624%	08/25/26	7,230	6,717,199
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	5,769,927
Series K068, Class AM
3.315%	08/25/27	5,600	5,440,299
Series K069, Class A2
3.187%(cc)	09/25/27	4,900	4,755,346
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,016,772
Series K070, Class A2
3.303%(cc)	11/25/27	7,250	7,098,703
Series K070, Class AM
3.364%(cc)	12/25/27	1,525	1,489,385
Series K072, Class A2
3.444%	12/25/27	2,000	1,976,363
Series K074, Class A2
3.600%	01/25/28	11,800	11,792,696
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	3,564,134
Series K076, Class A2
3.900%	06/25/51	8,600	8,798,761
Series K076, Class AM
3.900%	06/25/51	2,575	2,614,094
Series K077, Class A2
3.850%(cc)	05/25/28	4,800	4,888,360
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K077, Class AM
3.850%(cc)	05/25/28	950	$ 958,348
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	7,213,263
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	4,280,425
Series K710, Class X1, IO
1.858%(cc)	05/25/19	17,405	101,166
Series K711, Class X1, IO
1.803%(cc)	07/25/19	18,175	124,229
Series W5FX, Class AFX
3.336%(cc)	04/25/28	2,260	2,186,354
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	3,894,324
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	5,755,058
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	5,363,725
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,297,151
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,400	1,386,423
Series 2015-C27, Class A3A1
2.920%	02/15/48	6,000	5,763,886
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	296	296,086
Series 2012-LC09, Class A4
2.611%	12/15/47	1,700	1,672,836
Series 2013-C10, Class A4
2.875%	12/15/47	509	504,134
Series 2013-C16, Class A2
3.070%	12/15/46	661	660,964
Series 2013-LC11, Class A4
2.694%	04/15/46	769	747,549
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,320,667
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	9,562,474
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,422,064
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,435,710
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,494,417
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,664,548
Series 2013-C05, Class A3
2.920%	03/10/46	3,368	3,300,129
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,762,179

A70

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	$ 7,415,366
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,395,178

Total Commercial Mortgage-Backed Securities (cost $262,041,216)			252,250,570
Corporate Bonds — 9.1%
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	575	577,162
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	240	248,402
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	2,480	2,466,738
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,530	1,519,551
			4,811,853
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	1,500	1,521,826
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	3,740	3,564,735
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	325	336,191
			5,422,752
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,782	2,677,609
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	481	500,165
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	461	469,630
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	545	544,651
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24^	231	252,962
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	240	241,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	605	$ 609,698
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	2,000	1,983,819
			7,279,776
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.747%(c)	04/12/21	495	496,637
Gtd. Notes, 144A
3.100%	04/12/21	655	650,712
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	1,205	1,201,340
3.350%	05/04/21	2,010	2,001,085
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,430	1,190,726
5.291%	12/08/46(a)	1,230	1,095,510
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	680	670,321
4.134%	08/04/25	390	368,561
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	1,395	1,430,471
6.600%	04/01/36	760	810,250
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.189%(c)	04/09/21	1,060	1,064,050
Gtd. Notes
3.550%	04/09/21	805	804,444
3.950%	04/13/24	2,800	2,723,135
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	4,705	4,617,376
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19	715	715,000
			19,839,618
Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24	2,350	2,324,381
Banks — 2.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.457%(c)	04/12/23	800	801,579
Sr. Unsec’d. Notes
3.848%	04/12/23	1,000	976,998
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%	12/31/49	445	475,038

A71

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	2,875	$ 2,835,085
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22	2,510	2,508,622
3.824%	01/20/28	955	929,331
4.000%	04/01/24	975	984,749
4.125%	01/22/24	3,820	3,881,002
4.271%	07/23/29	510	509,385
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,973,724
4.450%	03/03/26	3,880	3,884,680
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	487,375
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%
2.797%(c)	04/13/21	600	602,400
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21	780	776,887
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	798,216
3.684%	01/10/23	585	569,733
4.375%	01/12/26	1,590	1,542,357
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20	2,225	2,198,272
3.450%	04/30/21	4,415	4,410,424
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	4,580	4,577,538
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	2,205	2,270,158
Jr. Sub. Notes, Series R
6.125%	12/31/49	1,375	1,432,578
Jr. Sub. Notes, Series T
6.250%	12/31/49	625	652,344
Sr. Unsec’d. Notes
3.200%	10/21/26	1,870	1,745,470
3.700%	01/12/26	2,440	2,367,443
Sub. Notes
4.450%	09/29/27	1,965	1,942,296
4.750%	05/18/46	820	799,851
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	1,370	1,332,438
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,640	1,609,815
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	955,297
Sub. Notes
7.000%	04/15/20	570	597,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49	2,215	$ 2,259,300
Jr. Sub. Notes, Series O
5.300%	12/31/49(a)	740	740,370
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	3,971,459
3.750%	02/25/26	1,010	981,381
3.814%	04/23/29	540	515,111
3.850%	01/26/27	2,910	2,823,253
4.223%	05/01/29	1,075	1,059,259
5.750%	01/24/22	5,420	5,766,403
Sub. Notes
6.750%	10/01/37	104	125,107
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.922%(c)	05/18/21	2,115	2,119,096
Sr. Unsec’d. Notes
4.875%	01/14/22	1,910	1,980,648
5.100%	04/05/21	1,025	1,065,198
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.809%(c)	12/31/49	2,000	2,008,500
Jr. Sub. Notes, Series X
6.100%	12/31/49	1,275	1,319,625
Sr. Unsec’d. Notes
3.782%	02/01/28	695	676,351
3.964%	11/15/48	3,250	2,968,585
4.005%	04/23/29	2,170	2,133,236
4.250%	10/15/20	2,930	2,986,553
Sub. Notes
3.875%	09/10/24	3,775	3,738,975
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%	04/26/21	5,000	4,985,396
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	2,200	2,191,477
Gtd. Notes, 144A, MTN
5.800%	01/13/20	1,870	1,928,176
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25	3,080	2,936,784
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49	840	849,660
Sr. Unsec’d. Notes
4.375%	01/22/47	1,045	1,015,521
4.457%	04/22/39	325	322,561
5.750%	01/25/21	1,400	1,471,563
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	725	706,972
3.750%	02/25/23	245	244,954
3.772%	01/24/29(a)	1,450	1,391,847
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	1,255	1,190,731
3.971%	07/22/38	925	863,641

A72

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.625%	09/23/19	1,415	$ 1,450,201
6.375%	07/24/42	250	311,693
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,795,492
National City Corp.,
Sub. Notes
6.875%	05/15/19	3,370	3,456,800
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19	515	513,589
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.729%(c)	04/30/21	2,250	2,257,833
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	490	489,097
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,210	1,209,502
			124,250,454
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	1,285	1,782,548
8.200%	01/15/39	250	350,943
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,418,669
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	1,150	1,147,914
			4,700,074
Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
4.200%	12/15/22	775	776,734
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	1,400	1,398,250
			2,174,984
Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,500	1,575,190
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	585	542,587
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	3,680	3,560,297
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	45	47,705
9.400%	05/15/39	347	528,537
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	1,070	$ 961,627
5.000%	04/15/19	600	603,006
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22	2,000	2,041,060
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33(a)	345	351,959
5.625%	11/15/43	430	440,216
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	758,473
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	460	532,919
			11,943,576
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	873,229
6.700%	06/01/34	420	502,894
7.000%	10/15/37	380	475,888
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,190	1,115,625
5.875%	09/15/26	485	497,731
			3,465,367
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/11/24	6,145	5,957,267
3.200%	05/13/25	1,350	1,324,168
3.450%	02/09/45	890	798,510
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	1,085	1,087,742
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	291	291,010
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	225	222,807
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18	605	604,822
			10,286,326
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19	775	778,053
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	800	788,193

A73

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	$ 889,852
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	766	748,471
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	560	576,679
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	02/06/12(d)	1,715	48,020
6.875%	05/02/18(d)	700	20,160
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,915	1,900,149
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	475	457,698
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	328,457
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,700	2,669,714
			9,205,446
Electric — 0.9%
Avista Corp.,
First Mortgage
4.350%	06/01/48	1,160	1,159,478
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	671,460
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	360,825
Black Hills Corp.,
Sr. Unsec’d. Notes
2.500%	01/11/19	1,245	1,243,566
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.
6.950%	03/15/33	590	760,765
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	245	248,682
Commonwealth Edison Co.,
First Mortgage
3.750%	08/15/47	1,610	1,489,160
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/39	220	254,305
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,233,100
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,490	1,466,248
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	$ 675,452
First Ref. Mtge.
4.000%	09/30/42	570	552,026
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	753,018
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	615	624,515
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	3,470	3,409,440
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	800	816,772
6.250%	10/01/39	1,425	1,551,471
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	355	387,517
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	355,142
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	164,112
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	2,902,214
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,420	1,520,621
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	445,917
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,205,978
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19	610	619,461
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,434,121
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	1,360	1,223,799
5.000%	03/15/44	695	723,252
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21(a)	1,760	1,732,722
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	1,130	1,069,279
3.700%	05/01/28	1,280	1,271,897
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	642,270

A74

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	$ 1,371,958
Southern California Edison Co.,
First Ref. Mtge.
4.000%	04/01/47	580	544,794
First Ref. Mtge., Series C
3.600%	02/01/45	860	757,858
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, 144A
2.750%	05/07/19	665	662,811
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	498,809
			39,804,815
Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21	900	885,547
Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,066,285
Foods — 0.2%
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.879%(c)	04/16/21	5,635	5,661,233
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26(a)	420	383,378
4.375%	06/01/46	475	419,519
5.000%	07/15/35	815	805,067
Mondelez International, Inc.,
Sr. Unsec’d. Notes
3.000%	05/07/20	2,535	2,528,168
			9,797,365
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	290	301,732
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	1,595	1,771,470
			2,073,202
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	65	65,742
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	3,285	3,115,494
			3,181,236
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	474	$ 464,223
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	627,097
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	381,099
4.650%	01/15/43	360	354,403
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21	1,125	1,144,688
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	640	645,786
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	2,610	2,602,397
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	555	566,100
Sr. Sec’d. Notes
5.250%	04/15/25	400	412,500
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	938,819
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	190	187,465
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	445	431,914
			8,292,268
Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	1,300	1,304,875
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	1,695	1,612,128
Insurance — 0.2%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	1,030	1,067,654
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	755	791,821
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	365	441,247
7.000%	03/15/34	850	1,036,500

A75

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	$ 907,792
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	200	199,154
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	874,096
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	100	122,961
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20	680	707,510
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	129,304
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,406,699
6.850%	12/16/39	124	162,739
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	350	364,307
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19	460	471,758
			8,683,542
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	580	580,007
3.250%	09/15/22	980	962,214
			1,542,221
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,303,077
Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	515	640,189
6.900%	08/15/39	90	122,506
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,520	1,497,200
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25	880	873,400
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	875	941,060
6.484%	10/23/45	1,386	1,489,927
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
6.400%	05/15/38	530	$ 627,599
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	941	917,551
Gtd. Notes, 144A
2.800%	06/15/20	1,740	1,722,323
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45	200	186,826
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	330	320,728
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	346,742
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	450	438,306
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	1,068,600
Warner Media LLC,
Gtd. Notes
3.800%	02/15/27	385	368,275
			11,561,232
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%	10/19/75	425	443,062
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	530	578,614
6.750%	04/16/40	425	503,092
			1,524,768
Miscellaneous Manufacturing — 0.0%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,205	1,218,556
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19	264	270,841
			1,489,397
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	645	641,163
2.125%	09/27/21	2,270	2,178,723
2.750%	01/06/23	315	303,778

A76

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National (cont’d.)
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,095	$ 1,050,549
4.375%	02/11/20	1,000	1,014,153
			5,188,366
Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	2,000	847,547
4.850%	03/15/21	1,175	1,207,544
6.450%	09/15/36	1,155	1,317,946
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,200,408
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	210	212,467
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	318,155
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	08/15/34	370	431,465
6.500%	02/01/38	275	322,309
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,020	995,638
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	351,225
6.510%	03/07/22	580	610,666
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	1,995	2,040,162
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	550	547,745
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	835	808,828
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	740	691,160
5.750%	02/01/29	840	749,994
6.250%	03/17/24	710	711,420
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	450	463,500
5.500%	01/21/21	2,110	2,177,330
6.500%	06/02/41	1,255	1,176,562
8.625%	12/01/23	350	395,712
Gtd. Notes, MTN
6.750%	09/21/47	1,540	1,469,453
6.875%	08/04/26	1,000	1,054,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,250	$ 1,229,726
			21,331,862
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
4.500%	06/01/21	2,200	2,226,022
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	2,845	2,844,413
			5,070,435
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20(a)	630	637,875
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22	800	825,885
			1,463,760
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,175	1,137,246
4.500%	05/14/35	1,910	1,834,561
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	2,190	2,130,233
4.850%	06/15/44	35	34,597
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
3.003%(c)	06/25/21	1,115	1,119,330
Gtd. Notes, 144A
3.500%	06/25/21	500	498,840
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	340	338,371
5.050%	03/25/48	785	802,932
5.125%	07/20/45	610	627,101
5.300%	12/05/43	225	235,139
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	2,435	2,367,174
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	3,555	3,433,732
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	68,500
			14,627,756

A77

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.3%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	717	$ 733,133
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21	675	691,226
4.950%	06/15/28	1,115	1,135,184
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,345	1,342,727
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,410,095
4.875%	06/01/25	3,250	3,356,398
5.200%	03/01/47	40	40,080
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	169,771
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	935	929,034
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.500%	08/15/48	120	113,132
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	315	304,506
4.900%	01/15/45	1,000	972,861
5.100%	09/15/45	500	502,595
			11,700,742
Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	230	229,058
Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.036%(c)	04/17/20	1,100	1,101,672
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,615,004
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	1,450	1,464,935
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22(a)	360	358,976
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,375	1,309,688
			8,850,275
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,455	1,442,547
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	2,125	$ 2,000,565
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	1,233	1,239,863
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	1,210	1,172,693
4.450%	11/03/45	215	230,236
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	920	939,490
			3,582,282
Telecommunications — 0.3%
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	782	790,798
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31	4	5,169
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	3,460	3,294,159
4.500%	03/09/48	4	3,490
4.550%	03/09/49	64	56,164
5.250%	03/01/37	65	64,782
5.350%	09/01/40	82	81,322
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	400	568,150
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	750	778,125
9.000%	11/15/18	1,150	1,157,130
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,500	1,494,375
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	2,650	2,377,368
4.500%	08/10/33	1,205	1,195,083
			11,866,115
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	815,855
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	859,085

A78

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	$ 108,871
			1,783,811

Total Corporate Bonds (cost $392,878,770)			389,428,362
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Rev., Taxable BP Settlement, Series B
4.263%	09/15/32	240	244,421
California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs
6.263%	04/01/49	1,325	1,807,697
California Educational Facilities Authority,
Univ., Revenue Bonds, Series U-07, BABs
5.000%	06/01/46	750	946,748
State of California,
GO, BABs
7.300%	10/01/39	1,270	1,773,187
7.550%	04/01/39	245	357,597
7.625%	03/01/40	215	313,072
Tax. Var. Purp., GO, BABs
7.500%	04/01/34	475	656,797
			5,855,098
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	680	873,419
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,323,179
State of Illinois,
GO, Series D
5.000%	11/01/22	3,190	3,348,097
			4,671,276
New Jersey — 0.1%
New Jersey Turnpike Authority,
Tax. Issuer Subs., Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,530,945
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Tax. Future, BABs, Series C-02
5.767%	08/01/36	1,130	1,320,281
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, Taxable, BABs, Series C
4.910%	06/01/40	455	512,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio (cont’d.)
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev.,
Taxable Ld., BABs
4.879%	12/01/34	300	$ 323,196
			835,221
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, Taxable, BABs, Series A
5.834%	11/15/34	445	537,822
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
BABs, Series B
5.511%	12/01/45	550	655,726
Texas — 0.1%
University of Texas System (The),
Revenue Bonds, Series F, Rfdg.
5.000%	08/15/47	1,490	1,825,727
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	495	476,101

Total Municipal Bonds (cost $16,337,067)			18,826,037
Residential Mortgage-Backed Securities — 1.0%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	52	51,953
Banc of America Funding Corp.,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	893	884,506
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.694%(cc)	02/25/35	411	409,574
Series 2005-B, Class 2A1
3.896%(cc)	03/25/35	132	129,026
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.916%(c)	10/25/27	699	703,512
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.166%(c)	08/25/28	900	901,179
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.566%(c)	08/25/28	300	301,791
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
3.816%(c)	08/25/28	300	302,594
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.126%(cc)	02/25/37	312	315,069
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.104%(c)	12/25/57	1,849	1,872,050
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.104%(c)	01/25/57	3,672	3,746,504

A79

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,757	$ 1,719,452
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	3,463	3,406,475
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.366%(c)	09/25/28	207	207,561
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.416%(c)	10/25/28	143	142,945
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.666%(c)	01/25/29	723	727,474
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.516%(c)	03/25/29	1,300	1,312,214
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	11/25/28	874	892,765
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.516%(c)	04/25/29	2,050	2,077,024
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	07/25/29	2,554	2,576,429
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	03/25/30	4,322	4,338,837
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
2.714%(c)	08/25/60	2,400	2,399,551
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
2.699%(c)	10/15/54	2,200	2,199,347
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.576%(cc)	07/25/35	160	162,512
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
2.730%(c)	12/22/69	1,760	1,760,269
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.421%(c)	08/25/46	1,434	1,421,229
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
4.114%(c)	05/01/22	1,593	1,592,728
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.906%(c)	11/01/22	1,046	1,052,059
LSTAR Securities Investment Trust,
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
4.006%(c)	09/01/22	1,222	1,228,709
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19	3	2,838
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	988	983,543
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
3.766%(c)	07/25/28	400	400,501
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
2.884%(c)	09/25/48	1,380	1,382,681
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.231%(cc)	02/25/34		163	$ 164,187
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		20	19,831

Total Residential Mortgage-Backed Securities (cost $41,573,824)				41,788,919
Sovereign Bonds — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	3,165,750
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	175,000
4.375%	07/12/21		500	509,000
7.375%	09/18/37		625	787,500
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	967,833
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		400	411,516
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	375,304
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		2,280	2,432,760
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	1,870,015
Sr. Unsec’d. Notes, 144A, MTN
2.150%	07/18/24	EUR	2,100	2,465,633
5.875%	01/15/24		950	1,018,571
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26		540	547,395
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21		600	572,298
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		1,200	1,171,238
2.125%	04/13/21		800	775,352
2.125%	10/25/23		1,400	1,309,331
2.625%	04/20/22		2,000	1,946,916
Sr. Unsec’d. Notes, EMTN
2.125%	04/13/21		200	193,838
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		566	569,719
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		606	579,033

A80

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25	600	$ 597,306
4.000%	09/22/24	515	521,958
4.500%	04/16/50	475	470,967
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	1,105	1,112,735
5.103%	04/23/48	1,220	1,268,800
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21	1,325	1,278,625
2.875%	03/04/23	1,785	1,723,953
4.000%	04/17/25	1,035	1,035,517
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22	1,800	1,742,526
3.250%	06/01/23	800	793,119
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	1,710	1,726,501
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	770	770,000
5.100%	06/18/50	680	693,600

Total Sovereign Bonds (cost $36,288,821)			35,579,609
U.S. Government Agency Obligations — 6.6%
Federal Home Loan Banks
5.500%	07/15/36(k)	1,080	1,373,986
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	1,136	1,064,683
2.500%	03/01/30	614	595,501
3.000%	TBA	13,500	12,903,914
3.000%	10/01/28	482	477,671
3.000%	06/01/29	1,158	1,147,205
3.000%	01/01/37	629	613,316
3.000%	01/01/43	1,190	1,149,091
3.000%	07/01/43	2,346	2,263,726
3.500%	TBA	16,500	16,224,108
3.500%	03/01/42	718	711,934
3.500%	06/01/42	435	431,966
3.500%	01/01/47	1,447	1,426,200
4.000%	TBA	20,000	20,196,026
4.000%	06/01/26	726	743,585
4.000%	09/01/26	367	375,271
4.000%	10/01/39	917	933,327
4.000%	12/01/40	468	476,908
4.000%	10/01/41	488	497,608
4.000%	01/01/42	185	188,210
4.000%	10/01/45	791	800,346
4.500%	02/01/19	—(r )	120
4.500%	07/01/19	24	24,008
4.500%	07/01/20	30	30,886
4.500%	09/01/39	348	363,440
4.500%	10/01/39	2,004	2,090,316
4.500%	12/01/39	600	626,011
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/01/41	290	$ 301,416
4.500%	07/01/41	2,018	2,104,161
4.500%	08/01/41	139	143,811
4.500%	08/01/41	245	253,619
4.500%	08/01/41	589	614,122
4.500%	10/01/41	210	216,912
4.500%	10/01/46	413	426,984
5.000%	05/01/34	27	28,792
5.000%	05/01/34	276	291,825
5.000%	08/01/35	27	28,995
5.000%	09/01/35	37	39,247
5.000%	10/01/36	43	45,259
5.000%	05/01/37	28	29,908
5.000%	07/01/37	569	604,193
5.000%	09/01/38	67	70,899
5.000%	09/01/38	70	73,874
5.000%	09/01/38	80	85,272
5.000%	02/01/39	26	27,986
5.000%	06/01/39	73	77,443
5.500%	02/01/34	35	37,709
5.500%	04/01/34	325	347,249
5.500%	06/01/34	153	165,165
5.500%	06/01/34	170	184,202
5.500%	05/01/37	61	65,667
5.500%	02/01/38	483	521,179
5.500%	05/01/38	88	94,741
5.500%	07/01/38	428	461,027
6.000%	03/01/32	259	285,480
6.000%	12/01/33	53	58,104
6.000%	07/01/36	4	4,636
6.000%	12/01/36	10	11,355
6.000%	05/01/37	16	17,423
6.000%	12/01/37	39	42,742
6.000%	01/01/38	4	4,421
6.000%	01/01/38	17	19,277
6.000%	01/01/38	381	421,613
6.000%	10/01/38	84	93,017
6.000%	08/01/39	51	56,944
6.750%	03/15/31	500	669,693
7.000%	01/01/31	28	31,130
7.000%	06/01/31	31	33,674
7.000%	09/01/31	4	4,731
7.000%	10/01/31	54	59,956
7.000%	10/01/32	32	32,869
Federal National Mortgage Assoc.
2.000%	08/01/31	1,586	1,487,328
2.500%	01/01/28	1,366	1,328,497
2.500%	10/01/43	1,111	1,033,850
2.500%	12/01/46	1,996	1,848,455
3.000%	02/01/27	2,139	2,125,525
3.000%	08/01/30	1,356	1,344,554
3.000%	11/01/36	3,291	3,209,528
3.000%	12/01/42	1,427	1,377,981
3.000%	12/01/42	2,178	2,104,492
3.000%	11/01/46	407	389,709
3.000%	03/01/47	1,503	1,439,565
3.500%	TBA	1,750	1,720,205
3.500%	TBA	4,500	4,518,457

A81

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	06/01/39	756	$ 748,343
3.500%	01/01/42	7,161	7,102,721
3.500%	05/01/42	3,633	3,604,242
3.500%	07/01/42	966	958,077
3.500%	08/01/42	409	405,557
3.500%	08/01/42	1,205	1,195,086
3.500%	09/01/42	1,060	1,051,415
3.500%	09/01/42	1,891	1,875,278
3.500%	11/01/42	698	691,894
3.500%	03/01/43	3,650	3,620,502
3.500%	04/01/43	677	671,209
3.500%	04/01/43	1,718	1,703,939
3.500%	07/01/43	315	312,422
3.500%	06/01/45	8,157	8,061,398
4.000%	TBA	25,000	25,244,140
4.000%	10/01/41	3,875	3,942,263
4.000%	09/01/44	3,451	3,493,655
4.500%	07/01/33	60	61,767
4.500%	08/01/33	15	15,584
4.500%	09/01/33	56	58,430
4.500%	10/01/33	154	160,222
4.500%	03/01/34	42	43,832
4.500%	01/01/35	3	3,257
4.500%	07/01/39	1,032	1,074,470
4.500%	08/01/39	796	828,614
4.500%	09/01/39	562	585,847
4.500%	12/01/39	6	6,114
4.500%	03/01/41	1,913	1,990,397
4.500%	07/01/42	162	168,997
5.000%	TBA	5,750	6,035,736
5.000%	03/01/34	282	300,250
5.000%	04/01/35	680	721,693
5.000%	06/01/35	165	175,056
5.000%	07/01/35	118	124,090
5.000%	07/01/35	163	172,191
5.000%	09/01/35	93	98,342
5.000%	11/01/35	125	132,612
5.000%	02/01/36	94	99,594
5.500%	02/01/33	149	159,191
5.500%	08/01/33	213	229,511
5.500%	10/01/33	59	64,311
5.500%	12/01/33	63	68,461
5.500%	12/01/34	170	183,502
5.500%	10/01/35	746	809,357
5.500%	03/01/36	53	56,210
5.500%	04/01/36	117	126,184
5.500%	01/01/37	81	87,865
5.500%	04/01/37	44	47,987
5.500%	05/01/37	267	290,126
5.500%	08/01/37	327	352,856
6.000%	05/01/21	60	61,470
6.000%	10/01/33	275	297,563
6.000%	11/01/33	36	38,463
6.000%	11/01/33	45	48,889
6.000%	01/01/34	279	306,705
6.000%	02/01/34	128	141,094
6.000%	03/01/34	2	2,663
6.000%	03/01/34	15	15,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	03/01/34	45	$ 48,757
6.000%	11/01/34	60	64,406
6.000%	01/01/35	67	73,543
6.000%	01/01/35	184	199,727
6.000%	02/01/35	3	3,602
6.000%	02/01/35	113	121,583
6.000%	02/01/35	249	276,324
6.000%	04/01/35	21	23,354
6.000%	12/01/35	161	173,668
6.000%	05/01/36	43	47,071
6.000%	06/01/36	35	38,528
6.000%	02/01/37	87	96,083
6.000%	06/01/37	41	44,499
6.000%	05/01/38	231	253,031
6.250%	05/15/29(k)	1,935	2,440,021
6.500%	09/01/32	1	1,259
6.500%	09/01/32	10	10,445
6.500%	09/01/32	14	15,458
6.500%	09/01/32	45	49,562
6.500%	09/01/32	48	52,350
6.500%	10/01/32	50	54,543
6.500%	04/01/33	75	82,681
6.500%	11/01/33	23	24,802
6.500%	01/01/34	45	49,368
6.500%	09/01/34	61	66,824
6.500%	10/01/34	105	114,892
6.500%	09/01/36	156	174,323
6.500%	10/01/36	48	52,845
6.500%	11/01/36	40	43,399
6.500%	01/01/37	41	44,827
6.500%	01/01/37	113	123,547
6.500%	09/01/37	20	22,043
6.625%	11/15/30(k)	550	724,715
7.000%	02/01/32	33	36,148
7.000%	03/01/32	2	1,817
7.000%	05/01/32	17	19,049
7.000%	06/01/32	14	15,878
7.000%	07/01/32	59	65,579
7.125%	01/15/30(k)	3,600	4,854,784
Government National Mortgage Assoc.
2.500%	12/20/46	1,106	1,038,256
3.000%	03/15/45	1,411	1,368,336
3.000%	11/20/45	1,584	1,538,818
3.000%	03/20/46	10,561	10,258,185
3.000%	07/20/46	4,122	3,999,780
3.000%	12/20/46	1,514	1,468,093
3.000%	02/20/47	3,060	2,967,387
3.500%	TBA	12,250	12,180,615
3.500%	12/20/42	2,285	2,284,874
3.500%	05/20/43	468	468,470
3.500%	03/20/45	2,127	2,120,146
3.500%	04/20/45	2,998	2,989,268
3.500%	07/20/46	10,763	10,716,710
4.000%	TBA	8,250	8,390,186
4.000%	06/15/40	208	212,817
4.000%	05/20/41	370	379,878
4.000%	12/20/42	767	786,617
4.000%	08/20/44	374	382,933

A82

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	11/20/45	2,149	$ 2,203,060
4.000%	12/20/45	2,264	2,320,943
4.000%	11/20/46	555	568,063
4.500%	TBA	5,500	5,683,724
4.500%	04/15/40	934	974,010
4.500%	01/20/41	1,612	1,689,974
4.500%	02/20/41	1,027	1,076,050
4.500%	06/20/44	1,128	1,184,367
4.500%	09/20/46	709	741,742
4.500%	11/20/46	1,406	1,478,325
4.500%	03/20/47	1,474	1,537,951
5.000%	10/20/37	138	145,676
5.000%	04/20/45	1,004	1,063,614
5.500%	11/15/32	85	92,334
5.500%	02/15/33	70	76,483
5.500%	08/15/33	124	133,796
5.500%	08/15/33	169	181,367
5.500%	09/15/33	78	83,330
5.500%	09/15/33	93	100,381
5.500%	10/15/33	94	102,183
5.500%	12/15/33	17	18,545
5.500%	04/15/34	384	421,186
5.500%	07/15/35	79	86,315
5.500%	02/15/36	137	149,847
6.000%	02/15/33	3	3,523
6.000%	04/15/33	19	20,860
6.000%	09/15/33	22	23,833
6.000%	12/15/33	43	46,552
6.000%	12/15/33	129	139,566
6.000%	01/15/34	22	24,339
6.000%	01/15/34	37	40,766
6.000%	06/20/34	86	93,696
6.000%	07/15/34	186	203,136
6.000%	10/15/34	204	221,522
6.500%	10/15/23	1	1,179
6.500%	12/15/23	5	4,959
6.500%	01/15/24	1	889
6.500%	01/15/24	2	1,874
6.500%	01/15/24	2	2,147
6.500%	01/15/24	5	5,371
6.500%	01/15/24	17	18,431
6.500%	01/15/24	22	24,600
6.500%	01/15/24	63	68,652
6.500%	02/15/24	—(r )	408
6.500%	02/15/24	1	731
6.500%	02/15/24	4	4,289
6.500%	02/15/24	4	4,352
6.500%	02/15/24	4	4,815
6.500%	02/15/24	9	10,091
6.500%	02/15/24	16	17,975
6.500%	02/15/24	17	18,635
6.500%	02/15/24	20	21,963
6.500%	02/15/24	32	35,167
6.500%	03/15/24	9	9,905
6.500%	04/15/24	2	2,292
6.500%	04/15/24	2	2,455
6.500%	04/15/24	3	2,755
6.500%	04/15/24	3	2,876
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	04/15/24	5	$ 5,266
6.500%	04/15/24	5	5,315
6.500%	04/15/24	15	16,931
6.500%	05/15/24	—(r )	111
6.500%	05/15/24	14	15,845
6.500%	05/15/24	17	18,156
6.500%	10/15/24	22	23,198
6.500%	12/15/30	11	12,223
6.500%	01/15/32	23	25,469
6.500%	02/15/32	21	23,297
6.500%	07/15/32	48	52,230
6.500%	08/15/32	6	6,772
6.500%	08/15/32	8	9,203
6.500%	08/15/32	29	31,898
6.500%	08/15/32	232	261,357
6.500%	06/15/35	5	5,932
6.500%	06/15/35	43	47,331
6.500%	07/15/35	7	7,895
8.000%	01/15/24	8	8,283
8.000%	04/15/25	6	6,875
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	705	949,721

Total U.S. Government Agency Obligations (cost $285,231,775)			280,661,433
U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Indexed Bonds, TIPS
2.375%	01/15/27	23,237	25,883,276
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28(k)	5,465	4,074,559
2.241%(s)	05/15/28(k)	2,735	2,022,996
2.280%(s)	02/15/29	2,735	1,974,828
2.384%(s)	05/15/29	5,640	4,036,403
2.783%(s)	08/15/29	1,400	994,826
2.878%(s)	05/15/31	1,400	938,554
3.042%(s)	11/15/35	2,800	1,615,142
3.202%(s)	08/15/40	2,800	1,380,197

Total U.S. Treasury Obligations (cost $44,621,134)			42,920,781

Total Long-Term Investments (cost $3,360,698,515)			4,032,184,241

	Shares
Short-Term Investments — 10.2%
Affiliated Mutual Funds — 10.1%
PGIM Core Short-Term Bond Fund(w)	9,309,483	86,298,912
PGIM Core Ultra Short Bond Fund(w)	256,179,734	256,179,734
PGIM Institutional Money Market Fund (cost $89,601,578; includes $89,446,603 of cash collateral for securities on loan)(b)(w)	89,602,133	89,611,093

Total Affiliated Mutual Funds (cost $435,900,273)		432,089,739

A83

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper(n) — 0.1%
Ford Motor Credit Co. LLC
3.201%	04/09/19	2,310	$ 2,270,841
(cost $2,272,140)
U.S. Treasury Obligation(n) — 0.0%
U.S. Treasury Bills
2.169%	12/20/18(k)	150	149,290
(cost $149,290)

Options Purchased*~ — 0.0%
(cost $244,727)	303,941

Total Short-Term Investments (cost $438,566,430)	434,813,811

TOTAL INVESTMENTS—104.6% (cost $3,799,264,945)	4,466,998,052

Liabilities in excess of other assets(z) — (4.6)%	(194,559,670)

Net Assets — 100.0%	$4,272,438,382

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $236,323 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,741,598; cash collateral of $89,446,603 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%		—		16,895	$ 419
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%		—		16,425	403
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%		—		41,060	32,807
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%		—		81,510	192,613
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%		—		82,700	77,699
Total Options Purchased (cost $244,727)									$303,941

Futures contracts outstanding at September 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,066	2 Year U.S. Treasury Notes	Dec. 2018	$224,642,844	$ (654,562)
2,197	5 Year U.S. Treasury Notes	Dec. 2018	247,111,008	(1,578,705)
633	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	97,660,031	(3,414,135)
7	Mini MSCI EAFE Index	Dec. 2018	691,425	7,597
				(5,639,805)
Short Positions:
330	90 Day Euro Dollar	Dec. 2018	80,305,500	589,192
A84

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Futures contracts outstanding at September 30, 2018 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
23	10 Year U.S. Treasury Notes	Dec. 2018	$ 2,731,969	$ (1,830)
65	10 Year U.S. Ultra Treasury Notes	Dec. 2018	8,190,000	151,742
142	20 Year U.S. Treasury Bonds	Dec. 2018	19,951,000	577,460
				1,316,564
				$(4,323,241)
Forward foreign currency exchange contracts outstanding at September 30, 2018:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/26/18	Citigroup Global Markets	EUR	2,984	$3,408,811	$3,472,102	$ —	$(63,291)
Expiring 10/26/18	Citigroup Global Markets	EUR	2,809	3,310,944	3,268,686	42,258	—
Expiring 10/26/18	Citigroup Global Markets	EUR	937	1,103,024	1,089,561	13,463	—
				$7,822,779	$7,830,349	$55,721	$(63,291)
Credit default swap agreements outstanding at September 30, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	39,000	$230,699	$169,121	$(61,578)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Forward rate agreements outstanding at September 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
64,600	10/10/18	—(3)	—(3)	$(16,639)	$—	$(16,639)	Citigroup Global Markets
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays or receives payment based on CMM102 minus 7 year CMT minus 1.192% upon termination.

Inflation swap agreements outstanding at September 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,720	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$40	$(41,851)	$(41,891)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	3,905	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 19,572	$ 9,168	$ (10,404)
	1,181,655	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	—	107,656	107,656
	1,034,020	03/20/19	2.157%(T)	1 Day USOIS(1)(T)	—	331,415	331,415
	65,090	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(23,719)	491,331	515,050
	14,410	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(7,439)	106,488	113,927
	23,180	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	6,555	182,891	176,336
	37,520	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	22,844	316,589	293,745
	17,170	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	4,724	112,151	107,427
	7,195	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	78	35,662	35,584
	2,555	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	9,764	9,769
	24,360	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	112,318	112,318
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	7,606	7,606
	1,145	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	4,100	4,100
	610	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	24,897	24,897
	20,135	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	49,779	980,774	930,995
	14,985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	46,829	532,607	485,778
	10,320	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	152,513	152,513
	4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	71,003	71,003
	6,432	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,468)	28,526	32,994
	4,870	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	3,843	(345)	(4,188)
	16,149	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	1,001	(5,390)	(6,391)
	36,240	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	294,382	2,089,327	1,794,945
	8,033	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	90,939	462,912	371,973
	1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	80,904	78,907
	1,325	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	60,966	60,966
	4,595	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(2,908)	172,975	175,883
	1,580	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	113,108	113,108
	655	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	36,366	36,366
	290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	23,161	23,161
					$504,004	$6,651,443	$6,147,439

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
A86

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$ 9,958,300
Goldman Sachs & Co.	—	149,290
Total	$—	$10,107,590
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,702,474,800	$36,015,928	$ —
Exchange Traded Fund	277,943	—	—
Preferred Stocks	590,700	85,422	—
Asset-Backed Securities
Automobiles	—	64,014,689	—
Collateralized Loan Obligations	—	80,266,360	—
Consumer Loans	—	8,008,014	—
Credit Cards	—	10,284,635	—
Equipment	—	10,147,895	—
Home Equity Loans	—	5,360,016	—
Other	—	2,539,408	—
Residential Mortgage-Backed Securities	—	26,885,726	—
Student Loans	—	23,572,739	—
Bank Loan	—	204,255	—
Commercial Mortgage-Backed Securities	—	252,250,570	—
Corporate Bonds	—	389,175,400	252,962
Municipal Bonds	—	18,826,037	—
Residential Mortgage-Backed Securities	—	41,788,919	—
Sovereign Bonds	—	35,579,609	—
U.S. Government Agency Obligations	—	280,661,433	—
U.S. Treasury Obligations	—	43,070,071	—
Affiliated Mutual Funds	432,089,739	—	—
Commercial Paper	—	2,270,841	—
Options Purchased	—	303,941	—
Other Financial Instruments*
Futures Contracts	(4,323,241)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(7,570)	—
Centrally Cleared Credit Default Swap Agreement	—	(61,578)	—
OTC Forward Rate Agreement	—	—	(16,639)
Centrally Cleared Inflation Swap Agreement	—	(41,891)	—
Centrally Cleared Interest Rate Swap Agreements	—	6,147,439	—
Total	$3,131,109,941	$1,337,348,308	$236,323

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
A87

GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks — 96.8%
Australia — 2.4%
AGL Energy Ltd.	66,200	$ 932,638
Aristocrat Leisure Ltd.	110,522	2,271,022
Ausdrill Ltd.	123,200	157,432
Bendigo & Adelaide Bank Ltd.	126,100	979,535
BHP Billiton PLC	207,640	4,524,502
Caltex Australia Ltd.	26,000	561,853
Coca-Cola Amatil Ltd.	166,300	1,172,588
CSL Ltd.	29,390	4,275,841
CSR Ltd.	334,900	911,666
Fortescue Metals Group Ltd.	129,900	368,675
Harvey Norman Holdings Ltd.(a)	247,700	629,912
LendLease Group	101,800	1,445,161
Macquarie Group Ltd.	49,786	4,523,483
Metcash Ltd.	412,500	893,404
Mineral Resources Ltd.	64,000	735,263
Myer Holdings Ltd.	567,600	209,015
Qantas Airways Ltd.	387,619	1,652,069
Rio Tinto Ltd.	26,000	1,476,866
		27,720,925
Austria — 0.2%
OMV AG	28,000	1,572,959
voestalpine AG	28,800	1,317,556
		2,890,515
Belgium — 0.4%
AGFA-Gevaert NV*	86,100	394,687
Bekaert SA	13,500	336,013
KBC Group NV	45,498	3,401,662
UCB SA	8,900	798,262
		4,930,624
Canada — 3.0%
Brookfield Asset Management, Inc. (Class A Stock)	96,864	4,313,354
Canadian National Railway Co.	56,149	5,038,260
Canadian Natural Resources Ltd.(a)	83,300	2,720,578
Canadian Pacific Railway Ltd.	8,459	1,792,801
Dollarama, Inc.	73,350	2,310,697
Magna International, Inc.	63,050	3,312,017
Rogers Communications, Inc. (Class B Stock)	51,718	2,659,874
Suncor Energy, Inc.	76,646	2,965,793
Toronto-Dominion Bank (The)	82,056	4,986,316
TransCanada Corp.	120,452	4,873,488
		34,973,178
China — 2.2%
Alibaba Group Holding Ltd., ADR*(a)	84,844	13,978,898
China Merchants Bank Co. Ltd. (Class H Stock)	904,500	3,668,326
China Resources Cement Holdings Ltd.	1,234,000	1,436,857
NetEase, Inc., ADR	8,541	1,949,483
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Tencent Holdings Ltd.	103,200	$ 4,255,415
Xinyi Solar Holdings Ltd.	1,870,000	575,252
		25,864,231
Denmark — 1.1%
Coloplast A/S (Class B Stock)	33,755	3,447,238
Danske Bank A/S	61,200	1,606,862
DFDS A/S	11,300	558,480
Novo Nordisk A/S (Class B Stock)	67,849	3,197,076
Orsted A/S, 144A	57,151	3,883,973
		12,693,629
Finland — 0.2%
UPM-Kymmene OYJ	57,300	2,247,046
France — 4.9%
Airbus SE	42,553	5,342,714
Arkema SA	28,163	3,489,632
Atos SE	4,900	582,662
AXA SA	46,300	1,246,875
BNP Paribas SA	23,200	1,420,728
Capgemini SE	33,395	4,200,424
Cie Generale des Etablissements Michelin SCA	12,000	1,433,387
CNP Assurances	46,700	1,124,138
Credit Agricole SA	78,500	1,126,367
Engie SA	50,000	735,591
LVMH Moet Hennessy Louis Vuitton SE(a)	13,843	4,893,503
Natixis SA	146,400	992,282
Orange SA	79,700	1,268,238
Renault SA	12,300	1,062,180
Safran SA	36,039	5,050,514
Sanofi	50,200	4,458,175
SCOR SE	12,100	561,243
Societe Generale SA	28,600	1,231,770
TOTAL SA	103,736	6,713,243
TOTAL SA, ADR	153,750	9,899,962
Valeo SA	8,300	361,835
		57,195,463
Germany — 2.2%
Allianz SE	8,500	1,891,364
Aurubis AG	10,800	753,562
BASF SE	23,500	2,087,564
Bayerische Motoren Werke AG	14,800	1,328,927
CECONOMY AG	14,400	101,586
Covestro AG, 144A	25,900	2,099,071
Daimler AG	27,600	1,736,196
Deutsche Lufthansa AG	54,200	1,332,094
Deutsche Post AG	18,500	658,653
Evonik Industries AG	36,500	1,303,786
Hannover Rueck SE	4,500	634,354
Infineon Technologies AG	105,285	2,387,183
METRO AG(a)	46,000	719,940
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,300	1,173,313
A88

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Rational AG	3,542	$ 2,562,856
Rheinmetall AG	7,300	762,116
SAP SE	27,652	3,401,758
Volkswagen AG	7,400	1,288,280
		26,222,603
Hong Kong — 1.1%
AIA Group Ltd.	672,600	6,018,980
Galaxy Entertainment Group Ltd.	338,000	2,141,505
Kingboard Holdings Ltd.	216,000	704,230
Lee & Man Paper Manufacturing Ltd.	1,244,000	1,153,143
PAX Global Technology Ltd.	933,000	475,126
Skyworth Digital Holdings Ltd.	1,072,000	303,181
WH Group Ltd., 144A	1,914,500	1,346,634
Wheelock & Co. Ltd.	97,000	581,754
Yue Yuen Industrial Holdings Ltd.	220,500	612,901
		13,337,454
India — 0.2%
HDFC Bank Ltd., ADR	26,107	2,456,669
Ireland — 0.4%
Kingspan Group PLC	72,350	3,373,324
Smurfit Kappa Group PLC	35,200	1,391,926
		4,765,250
Israel — 0.1%
Bank Hapoalim BM	91,200	652,815
Teva Pharmaceutical Industries Ltd.	25,100	540,022
		1,192,837
Italy — 0.5%
A2A SpA	782,400	1,359,198
Astaldi SpA*(a)	41,400	38,641
Enel SpA	470,000	2,404,081
Leonardo SpA	57,400	690,288
Mediobanca Banca di Credito Finanziario SpA	87,600	871,928
		5,364,136
Japan — 6.3%
AGC, Inc.	18,100	748,484
Aisan Industry Co. Ltd.	68,400	594,305
Aisin Seiki Co. Ltd.	14,000	681,427
Aoyama Trading Co. Ltd.	5,400	165,861
Daikin Industries Ltd.	37,600	5,003,166
Dowa Holdings Co. Ltd.	21,700	688,504
Enplas Corp.	11,200	320,703
Fujikura Ltd.	200,200	944,925
Fujitec Co. Ltd.	13,200	176,774
Hazama Ando Corp.	85,900	654,740
Hitachi Capital Corp.	28,500	793,794
Hitachi High-Technologies Corp.	17,300	594,988
Isuzu Motors Ltd.	78,200	1,229,773
ITOCHU Corp.(a)	102,900	1,881,832
Japan Airlines Co. Ltd.	28,000	1,004,581
Japan Aviation Electronics Industry Ltd.	46,000	774,239
Kaneka Corp.	14,800	683,259
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
KDDI Corp.	117,600	$ 3,250,103
Keihin Corp.	54,300	1,120,739
Keiyo Bank Ltd. (The)	76,500	643,408
Keyence Corp.	8,900	5,175,174
Konica Minolta, Inc.	87,900	934,777
Lintec Corp.	30,000	767,976
Marubeni Corp.	173,200	1,583,649
Mazda Motor Corp.	56,700	679,169
Mitsubishi Gas Chemical Co., Inc.	46,900	995,030
Mitsubishi UFJ Financial Group, Inc.	248,600	1,544,942
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,800	975,535
Mitsui Chemicals, Inc.	31,500	785,928
Mitsui Sugar Co. Ltd.	25,400	727,711
Mixi, Inc.	17,800	426,222
Mizuho Financial Group, Inc.	597,700	1,041,013
Nippon Telegraph & Telephone Corp.	69,300	3,116,902
Nishi-Nippon Financial Holdings, Inc.	48,600	561,969
Nissan Motor Co. Ltd.(a)	161,600	1,511,832
Nisshinbo Holdings, Inc.	81,000	963,821
Nitori Holdings Co. Ltd.	20,300	2,909,222
NTN Corp.	110,300	450,895
NTT DOCOMO, Inc.	24,800	666,332
ORIX Corp.(a)	217,900	3,518,388
Resona Holdings, Inc.	355,300	1,988,963
Sawai Pharmaceutical Co. Ltd.	9,200	495,823
Shiseido Co. Ltd.	52,700	4,092,447
SKY Perfect JSAT Holdings, Inc.	151,000	728,001
Sumitomo Forestry Co. Ltd.	50,100	868,953
Sumitomo Heavy Industries Ltd.	23,900	852,192
Sumitomo Mitsui Financial Group, Inc.	33,900	1,365,410
Sumitomo Osaka Cement Co. Ltd.(a)	9,600	397,811
Suzuki Motor Corp.	46,700	2,672,619
Teijin Ltd.	54,100	1,036,775
Toagosei Co. Ltd.	53,700	618,781
Toho Holdings Co. Ltd.	22,500	597,235
Tokyo Electron Ltd.	7,300	1,000,658
Towa Pharmaceutical Co. Ltd.	9,400	697,526
Toyo Tire & Rubber Co. Ltd.	35,200	632,848
Toyoda Gosei Co. Ltd.	33,200	818,955
Toyota Motor Corp.	15,730	982,029
Tsubakimoto Chain Co.	17,000	785,878
Ube Industries Ltd.	30,100	818,025
Ulvac, Inc.	12,700	475,492
Yokohama Rubber Co. Ltd. (The)	45,000	968,741
		74,187,254
Liechtenstein — 0.0%
VP Bank AG	1,765	275,037
Luxembourg — 0.2%
Tenaris SA	127,480	2,133,012
Netherlands — 2.4%
ABN AMRO Group NV, CVA, 144A	45,300	1,232,516
Adyen NV, 144A*	1,276	1,044,150
Aegon NV	95,000	615,779
BE Semiconductor Industries NV	21,100	444,763
ING Groep NV	75,400	977,000

A89

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Koninklijke Ahold Delhaize NV	95,900	$ 2,192,003
Koninklijke Philips NV	107,431	4,883,582
NN Group NV	38,700	1,724,337
NXP Semiconductors NV	68,003	5,814,256
Royal Dutch Shell PLC (Class A Stock)	119,262	4,074,069
Royal Dutch Shell PLC (Class B Stock)	127,200	4,446,455
Signify NV, 144A	30,400	785,350
		28,234,260
New Zealand — 0.1%
Air New Zealand Ltd.	485,600	995,389
Norway — 0.4%
DNB ASA	68,200	1,430,832
Equinor ASA	37,300	1,050,071
Leroy Seafood Group ASA	134,500	1,096,916
Salmar ASA	21,800	1,084,299
		4,662,118
Portugal — 0.1%
EDP - Energias de Portugal SA	244,800	902,293
Singapore — 0.1%
DBS Group Holdings Ltd.	36,300	692,618
South Africa — 0.2%
Bid Corp. Ltd.	76,825	1,601,380
Investec PLC	79,700	561,142
Old Mutual Ltd.	154,500	326,509
		2,489,031
Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	87,604	3,725,558
Amadeus IT Group SA	54,094	5,019,526
Banco Santander SA	137,900	692,871
Distribuidora Internacional de Alimentacion SA(a)	175,100	406,205
Iberdrola SA	150,200	1,104,110
Mapfre SA	219,300	686,827
Naturgy Energy Group SA	15,700	428,023
Repsol SA	73,100	1,452,727
		13,515,847
Sweden — 1.3%
Atlas Copco AB (Class A Stock)	103,623	2,983,823
Boliden AB	35,400	984,934
Electrolux AB (Class B Stock)	37,400	823,518
Epiroc AB (Class A Stock)*	157,672	1,762,516
Hexagon AB (Class B Stock)	59,878	3,509,767
JM AB	25,700	504,309
Nordea Bank AB	83,600	910,796
SKF AB (Class B Stock)	33,700	664,137
Swedbank AB (Class A Stock)	18,400	455,542
Volvo AB (Class B Stock)	133,200	2,350,161
		14,949,503
Switzerland — 3.0%
ALSO Holding AG*	4,300	538,133
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Baloise Holding AG	9,000	$ 1,368,776
Credit Suisse Group AG*	79,900	1,195,758
Ferguson PLC	40,346	3,420,117
Geberit AG	5,978	2,768,459
Helvetia Holding AG	1,800	1,096,318
Lonza Group AG*	14,896	5,073,325
Partners Group Holding AG	4,764	3,769,634
Roche Holding AG	19,490	4,716,751
Swiss Life Holding AG*	6,500	2,459,890
Swiss Re AG	20,100	1,853,976
Temenos AG*	23,751	3,843,250
UBS Group AG*	83,800	1,316,911
Zurich Insurance Group AG	4,900	1,545,629
		34,966,927
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	618,000	5,295,461
United Kingdom — 4.5%
3i Group PLC	97,100	1,189,724
Aviva PLC	164,200	1,048,785
BAE Systems PLC	282,200	2,313,592
Barratt Developments PLC	109,300	807,710
Bellway PLC	25,400	997,413
Berkeley Group Holdings PLC	25,300	1,211,796
Bovis Homes Group PLC	66,300	927,573
BP PLC	355,000	2,718,852
BT Group PLC	365,300	1,071,941
Centrica PLC	289,000	584,700
Compass Group PLC	178,672	3,969,297
Crest Nicholson Holdings PLC	143,814	654,902
Debenhams PLC(a)	301,400	38,321
Experian PLC	154,612	3,970,135
GlaxoSmithKline PLC	166,000	3,325,561
Go-Ahead Group PLC (The)	34,500	724,655
Inchcape PLC	66,600	580,576
International Consolidated Airlines Group SA	150,000	1,291,825
J Sainsbury PLC	460,000	1,927,987
Keller Group PLC	48,200	640,074
Kingfisher PLC	160,800	539,336
Legal & General Group PLC	494,700	1,690,100
Lloyds Banking Group PLC	1,954,100	1,505,338
London Stock Exchange Group PLC	53,830	3,217,166
Man Group PLC	291,300	670,169
Marks & Spencer Group PLC	142,500	535,517
Meggitt PLC	72,300	533,937
Mondi PLC	13,300	364,743
National Express Group PLC	154,700	789,599
Paragon Banking Group PLC	105,900	660,859
Premier Foods PLC*	357,756	198,468
QinetiQ Group PLC	214,000	798,731
Quilter PLC, 144A	91,600	159,738
RELX PLC	137,475	2,893,490
Royal Mail PLC	120,900	750,921
RPC Group PLC	42,000	434,504
Segro PLC, REIT	315,346	2,620,385

A90

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
SSE PLC	51,500	$ 768,809
St. James’s Place PLC	132,080	1,969,917
Tate & Lyle PLC	17,400	154,832
Taylor Wimpey PLC	263,400	590,031
Vesuvius PLC	81,100	681,873
		52,523,882
United States — 57.8%
A.O. Smith Corp.	124,601	6,649,955
Adobe Systems, Inc.*	45,813	12,367,219
Aetna, Inc.	33,950	6,886,757
Alphabet, Inc. (Class C Stock)*	11,304	13,490,985
Amazon.com, Inc.*	9,190	18,407,570
American International Group, Inc.	85,790	4,567,460
Amphenol Corp. (Class A Stock)	113,740	10,693,835
Apache Corp.(a)	36,050	1,718,504
Applied Materials, Inc.	49,850	1,926,703
Autodesk, Inc.*	65,296	10,193,359
Bank of New York Mellon Corp. (The)	93,000	4,742,070
Becton, Dickinson & Co.	9,744	2,543,184
Boeing Co. (The)	16,802	6,248,664
Booking Holdings, Inc.*	5,622	11,154,048
Brighthouse Financial, Inc.*	45,625	2,018,450
Bunge Ltd.	55,000	3,779,050
BWX Technologies, Inc.	112,141	7,013,298
Carnival Corp.(a)	44,150	2,815,445
CF Industries Holdings, Inc.	63,550	3,459,662
Chubb Ltd.	48,100	6,428,084
Cintas Corp.	46,016	9,102,425
Cisco Systems, Inc.	171,550	8,345,907
Citigroup, Inc.	76,400	5,480,936
Comcast Corp. (Class A Stock)	111,900	3,962,379
Costco Wholesale Corp.	49,327	11,585,926
CVS Health Corp.	54,350	4,278,432
Danaher Corp.	100,357	10,904,792
DexCom, Inc.*(a)	84,069	12,025,230
DowDuPont, Inc.	82,214	5,287,182
Edwards Lifesciences Corp.*	56,125	9,771,362
Electronic Arts, Inc.*	100,654	12,127,800
EQT Corp.	39,267	1,736,779
Estee Lauder Cos., Inc. (The) (Class A Stock)	61,260	8,902,303
Evergy, Inc.	67,750	3,720,830
Exelon Corp.	67,250	2,936,135
Exxon Mobil Corp.	106,650	9,067,383
Facebook, Inc. (Class A Stock)*	70,308	11,562,854
Fifth Third Bancorp	186,550	5,208,476
FleetCor Technologies, Inc.*	25,043	5,705,797
Fortive Corp.(a)	144,643	12,178,941
Fortune Brands Home & Security, Inc.	18,600	973,896
Franklin Resources, Inc.(a)	86,250	2,622,863
General Electric Co.	101,550	1,146,500
Genpact Ltd.	278,846	8,535,476
Gilead Sciences, Inc.	46,000	3,551,660
Hess Corp.	52,450	3,754,371
Hologic, Inc.*	84,900	3,479,202
Illinois Tool Works, Inc.(a)	19,200	2,709,504
International Paper Co.	95,500	4,693,825
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Intuit, Inc.	67,382	$ 15,322,667
Intuitive Surgical, Inc.*	27,812	15,964,088
Johnson & Johnson	47,400	6,549,258
Johnson Controls International PLC	144,798	5,067,930
JPMorgan Chase & Co.	122,700	13,845,468
Kimberly-Clark Corp.	46,650	5,301,306
Kohl’s Corp.(a)	23,000	1,714,650
Las Vegas Sands Corp.	32,436	1,924,428
Loews Corp.	75,734	3,804,119
Marsh & McLennan Cos., Inc.	50,080	4,142,618
Mattel, Inc.*(a)	68,987	1,083,096
Medtronic PLC	81,621	8,029,058
Merck & Co., Inc.	101,400	7,193,316
MetLife, Inc.	102,350	4,781,792
Microsoft Corp.	111,031	12,698,615
Morgan Stanley	126,400	5,886,448
News Corp. (Class A Stock)	134,800	1,778,012
NextEra Energy, Inc.	1,600	268,160
Nielsen Holdings PLC	86,550	2,393,973
Occidental Petroleum Corp.	53,100	4,363,227
PayPal Holdings, Inc.*	152,967	13,436,621
PepsiCo, Inc.	32,700	3,655,860
Perrigo Co. PLC(a)	42,300	2,994,840
Pfizer, Inc.	202,150	8,908,750
PG&E Corp.	77,150	3,549,671
Philip Morris International, Inc.	63,550	5,181,867
QUALCOMM, Inc.(a)	95,900	6,907,677
Raytheon Co.	12,585	2,600,816
Roper Technologies, Inc.	42,543	12,601,662
salesforce.com, Inc.*	88,112	14,012,451
SBA Communications Corp.*	71,612	11,503,036
Sherwin-Williams Co. (The)	27,677	12,598,847
Signature Bank	14,200	1,630,728
SL Green Realty Corp.	22,950	2,238,314
Southern Co. (The)	145,100	6,326,360
Southwest Airlines Co.	92,400	5,770,380
Stericycle, Inc.*	26,370	1,547,392
TE Connectivity Ltd.	28,750	2,527,988
Texas Instruments, Inc.	33,400	3,583,486
Thermo Fisher Scientific, Inc.	60,629	14,798,326
TJX Cos., Inc. (The)	96,154	10,771,171
Twenty-First Century Fox, Inc. (Class B Stock)	156,200	7,157,084
Tyson Foods, Inc. (Class A Stock)	115,500	6,875,715
U.S. Bancorp	128,600	6,791,366
United Parcel Service, Inc. (Class B Stock)	29,350	3,426,612
United Technologies Corp.	18,100	2,530,561
Verizon Communications, Inc.	127,900	6,828,581
Visa, Inc. (Class A Stock)(a)	111,073	16,670,947
Vulcan Materials Co.	12,900	1,434,480
Walmart, Inc.	56,800	5,334,088
Wells Fargo & Co.	216,300	11,368,728

A91

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Weyerhaeuser Co.	93,150	$ 3,005,950
Zoetis, Inc.	179,334	16,419,821
		679,565,873

Total Common Stocks (cost $807,437,136)		1,137,243,065
Preferred Stocks — 0.5%
United States
Becton, Dickinson & Co. 6.125%	11,615	759,157
NextEra Energy, Inc. 6.123%(a)	51,798	2,949,896
Sempra Energy 6.000%	20,474	2,064,598
Sempra Energy 6.750%(a)	4,673	473,347

Total Preferred Stocks (cost $5,689,370)		6,246,998

	Units
Rights* — 0.0%
Australia
Harvey Norman Holdings Ltd., expiring 10/15/2018*(a)	3,310	1,914
(cost $0)

Total Long-Term Investments (cost $813,126,506)		1,143,491,977

Shares
Short-Term Investments — 8.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	27,828,004	27,828,004
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $73,143,277; includes $73,025,984 of cash collateral for securities on loan)(b)(w)	73,144,125	$ 73,151,439

Total Short-Term Investments (cost $100,971,281)		100,979,443

TOTAL INVESTMENTS—105.9% (cost $914,097,787)		1,244,471,420

Liabilities in excess of other assets — (5.9)%		(69,219,148)

Net Assets — 100.0%		$ 1,175,252,272

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,739,528; cash collateral of $73,025,984 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 27,720,925	$—
Austria	—	2,890,515	—
Belgium	—	4,930,624	—
Canada	34,973,178	—	—
China	15,928,381	9,935,850	—
Denmark	—	12,693,629	—
Finland	—	2,247,046	—
France	9,899,962	47,295,501	—
Germany	—	26,222,603	—
Hong Kong	—	13,337,454	—
India	2,456,669	—	—
A92

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Ireland	$ —	$ 4,765,250	$—
Israel	—	1,192,837	—
Italy	—	5,364,136	—
Japan	—	74,187,254	—
Liechtenstein	—	275,037	—
Luxembourg	—	2,133,012	—
Netherlands	5,814,256	22,420,004	—
New Zealand	—	995,389	—
Norway	—	4,662,118	—
Portugal	—	902,293	—
Singapore	—	692,618	—
South Africa	—	2,489,031	—
Spain	—	13,515,847	—
Sweden	—	14,949,503	—
Switzerland	—	34,966,927	—
Taiwan	—	5,295,461	—
United Kingdom	—	52,523,882	—
United States	679,565,873	—	—
Preferred Stocks
United States	6,246,998	—	—
Rights
Australia	1,914	—	—
Affiliated Mutual Funds	100,979,443	—	—
Total	$855,866,674	$388,604,746	$—
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Affiliated Mutual Funds (6.2% represents investments purchased with collateral from securities on loan)	8.6%
Software	7.2
Banks	6.9
Health Care Equipment & Supplies	6.1
Pharmaceuticals	5.3
Oil, Gas & Consumable Fuels	5.2
IT Services	4.7
Insurance	4.4
Internet Software & Services	3.9
Capital Markets	3.3
Chemicals	3.2
Aerospace & Defense	2.8
Internet & Direct Marketing Retail	2.5
Machinery	2.4
Electric Utilities	2.3
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	2.2
Building Products	2.2
Electronic Equipment, Instruments & Components	2.1
Life Sciences Tools & Services	1.7
Equity Real Estate Investment Trusts (REITs)	1.7
Industrial Conglomerates	1.4
Food Products	1.3
Media	1.2
Specialty Retail	1.1
Hotels, Restaurants & Leisure	1.1
Personal Products	1.1%
Diversified Telecommunication Services	1.1
Automobiles	1.0
Airlines	1.0
Health Care Providers & Services	1.0
Metals & Mining	1.0
Commercial Services & Supplies	0.9
Auto Components	0.8
Road & Rail	0.8
Household Durables	0.8
Professional Services	0.7
Communications Equipment	0.7
Biotechnology	0.7
Trading Companies & Distributors	0.6
Wireless Telecommunication Services	0.6
Containers & Packaging	0.5
Multi-Utilities	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Products	0.5
Multiline Retail	0.4
Tobacco	0.4
Construction & Engineering	0.4
Air Freight & Logistics	0.4
Beverages	0.4
Diversified Financial Services	0.4
Construction Materials	0.3
Paper & Forest Products	0.3
A93

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Industry Classification (continued):
Energy Equipment & Services	0.2%
Electrical Equipment	0.2
Real Estate Management & Development	0.1
Leisure Products	0.1
Technology Hardware, Storage & Peripherals	0.1
Consumer Finance	0.1
Thrifts & Mortgage Finance	0.1
Marine	0.1
Distributors	0.0 *
Gas Utilities	0.0 *
Health Care Technology	0.0 *%
105.9
Liabilities in excess of other assets	(5.9)
100.0%

*	Less than +/- 0.05%

A94

GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.1%
Asset-Backed Securities — 8.4%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%
3.639%(c)	01/16/30	250	$ 249,849
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%
3.376%(c)	07/17/28	500	499,905
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%(original cost $1,750,000; purchased 04/13/27)
3.667%(c)	04/13/27	1,750	1,750,372
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.607%(c)	04/22/30	2,000	1,996,436
CIFC Funding Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.592%(c)	10/24/30	2,000	2,002,376
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%
3.189%(c)	01/16/26	2,500	2,492,296
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.627%(c)	10/23/29	500	500,790
KVK CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.614%(c)	05/15/26	1,753	1,754,160
Limerock CLO LLC (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%
3.548%(c)	10/20/26	1,300	1,300,065
OCP CLO Ltd. (Cayman Islands),
Series 2017-013A, Class A1A, 144A, 3 Month LIBOR + 1.260%
3.599%(c)	07/15/30	250	250,332
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	10/30/30	2,000	2,002,030
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.612%(c)	05/21/29	500	500,838
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
3.586%(c)	10/17/30	1,000	1,001,271
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.035%(c)	10/25/28	500	500,251
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.598%(c)	10/20/29	2,000	2,002,715

Total Asset-Backed Securities (cost $18,802,342)			18,803,686
Commercial Mortgage-Backed Securities — 17.9%
Bank,
Series 2017-BNK05, Class A3
3.020%	06/15/60	2,800	2,680,945
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC033, Class A3
3.515%	09/10/58	700	$ 696,444
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	970,221
Series 2015-CR024, Class A3
3.214%	08/10/48	1,600	1,592,507
Series 2015-CR025, Class A3
3.505%	08/10/48	1,000	991,663
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	2,800	2,747,761
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	177	174,887
Series 2015-M01, Class AB2
2.465%	09/25/24	359	345,763
Series 2015-M03, Class AB2
2.625%	10/25/24	1,140	1,093,878
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	1,467	1,422,082
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,600	1,540,453
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	1,500	1,460,476
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	1,200	1,105,776
Series 2016-M13, Class A2
2.560%(cc)	09/25/26	2,100	1,945,849
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.674%(cc)	06/25/20	15,210	309,324
Series K019, Class X1, IO
1.772%(cc)	03/25/22	16,264	758,972
Series K020, Class X1, IO
1.549%(cc)	05/25/22	8,594	359,352
Series K021, Class X1, IO
1.586%(cc)	06/25/22	9,104	404,164
Series K025, Class X1, IO
0.982%(cc)	10/25/22	25,952	755,181
Series K060, Class AM
3.300%(cc)	10/25/26	1,930	1,892,596
Series K064, Class AM
3.327%(cc)	03/25/27	1,100	1,075,749
Series K068, Class AM
3.315%	08/25/27	1,700	1,651,519
Series K073, Class A2
3.350%	01/25/28	2,200	2,157,638
Series K076, Class A2
3.900%	06/25/51	1,500	1,534,668
Series K076, Class AM
3.900%	06/25/51	425	431,452
Series K077, Class A2
3.850%(cc)	05/25/28	900	916,568
Series K077, Class AM
3.850%(cc)	05/25/28	180	181,582
A95

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K078, Class AM
3.920%(cc)	06/25/28	525	$ 533,441
Series K079, Class AM
3.930%	06/25/28	675	687,499
Series K080, Class AM
3.986%(cc)	07/25/28	1,900	1,944,000
Series K151, Class A3
3.511%	04/25/30	400	390,394
Series K157, Class A2
3.990%(cc)	05/25/33	1,700	1,732,553
Series K710, Class X1, IO
1.858%(cc)	05/25/19	7,397	42,996
Series K711, Class X1, IO
1.803%(cc)	07/25/19	6,924	47,325
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,100	1,064,154
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C030, Class A3
3.322%	07/15/48	1,600	1,587,826
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	934	907,739

Total Commercial Mortgage-Backed Securities (cost $41,202,084)			40,135,397
Corporate Bonds — 1.3%
Diversified Financial Services
Private Export Funding Corp.,
Series BB, Gov’t. Gtd. Notes
4.300%	12/15/21	1,255	1,300,815
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,655	1,642,166

Total Corporate Bonds (cost $3,005,415)			2,942,981
Municipal Bonds — 0.2%
California — 0.1%
California Educational Facilities Authority,
Univ., Revenue Bonds, Series U-07, BABs
5.000%	06/01/46	125	157,791
Texas — 0.1%
University of Texas System (The),
Revenue Bonds, Series F, Rfdg.
5.000%	08/15/47	275	336,963

Total Municipal Bonds (cost $510,915)			494,754
Residential Mortgage-Backed Securities — 0.0%
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620%
2.836%(c)	10/25/28	21	21,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.231%(cc)	02/25/34	94	$ 94,407

Total Residential Mortgage-Backed Securities (cost $115,484)			115,707
U.S. Government Agency Obligations — 41.9%
Federal Home Loan Bank, Bonds
2.625%	10/01/20	1,180	1,174,442
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	333	311,904
2.375%	02/16/21	1,730	1,710,096
2.375%	01/13/22	360	353,781
2.500%	03/01/30	614	595,501
3.000%	TBA	4,500	4,301,305
3.000%	06/01/29	463	458,882
3.000%	01/01/37	872	849,881
3.000%	06/01/45	618	593,910
3.500%	07/01/42	693	686,989
3.500%	10/01/42	1,183	1,173,709
3.500%	08/01/43	881	874,115
3.500%	10/01/45	645	636,430
4.000%	TBA	1,000	1,009,801
4.000%	06/01/26	69	71,008
4.000%	09/01/26	244	250,181
4.000%	09/01/40	434	442,232
4.000%	12/01/40	443	451,343
4.000%	12/01/40	468	476,908
4.500%	09/01/39	1,568	1,635,478
5.000%	06/01/33	320	339,599
5.000%	05/01/34	304	321,359
5.500%	05/01/37	61	65,667
5.500%	02/01/38	207	223,363
5.500%	05/01/38	88	94,741
6.000%	09/01/34	74	79,984
6.000%	01/01/37	91	99,841
6.000%	09/01/38	59	65,600
6.000%	08/01/39	74	81,755
6.500%	09/01/32	33	36,639
Federal Home Loan Mortgage Corp., MTN
3.208%(s)	12/11/25	600	473,460
Federal National Mortgage Assoc.
1.000%	10/24/19	2,300	2,259,729
1.875%	09/24/26	400	362,722
2.000%	08/01/31	317	297,466
2.375%	01/19/23	385	375,324
2.500%	06/01/28	2,014	1,958,529
2.500%	02/01/43	212	197,705
2.500%	12/01/46	726	672,165
2.750%	06/22/21	1,380	1,373,336
2.875%	09/12/23	935	927,100
3.000%	08/01/28	1,016	1,007,498
3.000%	02/01/31	1,267	1,252,977
3.000%	11/01/36	823	802,382
3.000%	03/01/43	1,045	1,008,254
3.000%	07/01/43	951	917,811

A96

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	07/01/43	1,185	$ 1,143,747
3.000%	11/01/46	471	451,523
3.500%	TBA	4,750	4,669,127
3.500%	TBA	1,500	1,506,152
3.500%	06/01/39	302	299,337
3.500%	04/01/42	540	535,452
3.500%	06/01/42	887	880,124
3.500%	07/01/42	966	958,077
3.500%	06/01/45	2,146	2,121,028
3.500%	12/01/46	445	439,542
4.000%	TBA	1,500	1,514,648
4.000%	09/01/40	1,642	1,670,252
4.000%	06/01/42	1,185	1,205,095
4.000%	09/01/44	863	873,414
4.000%	10/01/46	391	395,552
4.000%	07/01/47	717	724,262
4.500%	05/01/40	2,191	2,282,239
5.000%	TBA	500	524,847
5.000%	12/01/31	28	29,160
5.000%	03/01/34	376	400,333
5.000%	06/01/35	165	175,056
5.000%	07/01/35	81	86,095
5.000%	05/01/36	112	119,270
5.500%	02/01/34	233	252,112
5.500%	09/01/34	264	286,476
5.500%	02/01/35	295	319,601
5.500%	06/01/35	71	75,631
5.500%	06/01/35	120	127,622
5.500%	09/01/35	42	44,512
5.500%	09/01/35	106	113,067
5.500%	10/01/35	245	265,469
5.500%	11/01/35	242	260,237
5.500%	11/01/35	379	410,828
5.500%	11/01/35	562	610,677
6.000%	05/01/21	20	20,490
6.000%	12/01/33	11	11,850
6.000%	02/01/34	128	141,096
6.000%	08/01/34	—(r )	441
6.000%	11/01/34	1	635
6.000%	11/01/34	1	1,113
6.000%	12/01/34	1	1,050
6.000%	01/01/35	23	24,420
6.000%	01/01/36	88	95,181
6.000%	05/01/38	51	55,282
6.500%	07/01/32	250	276,531
6.500%	08/01/32	80	88,092
6.500%	10/01/32	278	310,162
6.500%	10/01/37	125	137,248
6.625%	11/15/30	280	368,946
7.000%	12/01/31	1	555
7.000%	12/01/31	86	95,270
7.000%	11/01/33	11	10,994
7.000%	01/01/36	19	20,652
8.000%	10/01/23	—(r )	205
8.000%	09/01/24	1	1,079
8.000%	11/01/24	1	1,213
8.000%	01/01/26	—(r )	424
9.000%	02/01/25	9	9,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
9.000%	04/01/25	5	$ 4,991
Government National Mortgage Assoc.
2.500%	12/20/46	302	283,161
3.000%	03/15/45	1,693	1,642,003
3.000%	09/20/46	1,687	1,637,861
3.000%	10/20/46	422	409,069
3.000%	04/20/47	2,127	2,062,587
3.500%	TBA	2,500	2,485,840
3.500%	01/20/43	1,197	1,196,866
3.500%	04/20/43	591	591,535
3.500%	03/20/45	1,063	1,060,073
3.500%	04/20/45	898	895,584
3.500%	04/20/46	1,473	1,468,139
3.500%	07/20/46	2,275	2,264,986
4.000%	TBA	1,000	1,016,992
4.000%	06/15/40	212	216,828
4.000%	08/20/46	865	884,943
4.000%	11/20/46	555	568,063
4.500%	TBA	2,250	2,325,160
4.500%	02/20/41	593	622,022
4.500%	03/20/41	508	532,806
4.500%	06/20/44	390	409,893
4.500%	09/20/46	528	552,116
4.500%	11/20/46	1,055	1,108,744
4.500%	01/20/47	131	136,950
5.000%	07/15/33	158	167,389
5.000%	09/15/33	225	238,738
5.000%	04/15/34	83	86,478
5.500%	03/15/34	339	367,874
5.500%	03/15/36	68	73,910
6.500%	07/15/32	20	21,418
6.500%	08/15/32	3	2,793
6.500%	08/15/32	3	3,780
6.500%	08/15/32	12	13,291
6.500%	08/15/32	95	107,507
7.000%	05/15/23	5	5,276
7.000%	06/15/23	1	905
7.000%	06/15/23	1	1,179
7.000%	06/15/23	4	4,392
7.000%	06/15/23	14	14,357
7.000%	07/15/23	1	640
7.000%	07/15/23	12	12,421
7.000%	08/15/23	1	561
7.000%	08/15/23	4	4,412
7.000%	08/15/23	8	8,034
7.000%	09/15/23	1	1,308
7.000%	10/15/23	3	3,228
7.000%	10/15/23	5	4,635
7.000%	11/15/23	3	3,207
7.000%	11/15/23	9	9,407
7.000%	01/15/24	54	56,473
7.000%	05/15/24	47	49,222
7.000%	08/15/28	47	52,338
7.500%	12/15/25	4	4,195
7.500%	12/15/25	29	31,059
7.500%	02/15/26	6	5,735
8.500%	09/15/24	63	66,482
8.500%	04/15/25	7	7,668

A97

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25	1,580	$ 1,552,391
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	09/18/23	1,300	1,439,572
Residual Funding Corp. Strips Principal, Bonds, PO
2.194%(s)	01/15/21	643	601,930
3.232%(s)	04/15/30	2,305	1,543,124
Tennessee Valley Authority, Series A, Sr. Unsec’d. Notes
2.875%	02/01/27	175	168,741
Tennessee Valley Authority, Series E, Sr. Unsec’d. Notes
6.750%	11/01/25	510	622,335
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20	365	362,304
5.880%	04/01/36	230	295,239
7.125%	05/01/30	530	713,975

Total U.S. Government Agency Obligations (cost $95,558,829)			93,903,027
U.S. Treasury Obligations — 28.4%
U.S. Treasury Bonds
2.750%	08/15/47	820	750,973
U.S. Treasury Notes
1.750%	05/15/23	3,540	3,357,607
1.875%	04/30/22	2,573	2,482,643
1.875%	09/30/22	1,000	960,313
2.000%	11/30/20	1,685	1,655,183
2.000%	06/30/24(k)	4,280	4,058,978
2.125%	08/15/21	4,210	4,122,511
2.125%	09/30/21(k)	8,035	7,859,234
2.125%	06/30/22	2,055	1,997,203
2.125%	02/29/24	8,215	7,869,392
2.125%	05/15/25	15,200	14,391,906
2.250%	12/31/24	2,965	2,839,567
2.625%	08/31/20	170	169,389
2.750%	09/15/21	1,410	1,404,657
2.750%	08/31/25(a)	590	580,297
3.000%	09/30/25	410	409,536
U.S. Treasury Strips Coupon
2.037%(s)	02/15/24	1,230	1,047,781
2.184%(s)	02/15/28	550	410,065
2.384%(s)	05/15/29	565	404,356
2.404%(s)	08/15/21(k)	1,585	1,458,768
2.499%(s)	02/15/22	835	756,346
2.783%(s)	08/15/29	500	355,295
2.878%(s)	05/15/31	500	335,198
3.042%(s)	11/15/35	1,000	576,837
3.202%(s)	08/15/40	1,000	492,928
4.138%(s)	02/15/42	3,725	1,748,520
U.S. Treasury Strips Principal, PO
2.543%(s)	02/15/45	515	222,274
2.593%(s)	05/15/43	430	196,368
2.874%(s)	05/15/45(k)	800	343,075
2.993%(s)	11/15/43	165	74,147
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.005%(s)	11/15/44	715	$ 311,579

Total U.S. Treasury Obligations (cost $64,875,923)			63,642,926

Total Long-Term Investments (cost $224,070,992)			220,038,478

	Shares
Short-Term Investments — 10.6%
Affiliated Mutual Funds — 10.6%
PGIM Core Short-Term Bond Fund(w)	2,434,544	22,568,219
PGIM Core Ultra Short Bond Fund(w)	104,242	104,242
PGIM Institutional Money Market Fund (cost $984,580; includes $984,189 of cash collateral for securities on loan)(b)(w)	984,482	984,581

Total Affiliated Mutual Funds (cost $24,401,632)		23,657,042

Options Purchased*~ — 0.0%
(cost $88,838)	110,344

Total Short-Term Investments (cost $24,490,470)	23,767,386

TOTAL INVESTMENTS—108.7% (cost $248,561,462)	243,805,864

Liabilities in excess of other assets(z) — (8.7)%	(19,591,786)

Net Assets — 100.0%	$224,214,078

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $965,187; cash collateral of $984,189 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

A98

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	6,135	$ 152
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	5,965	146
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	14,910	11,913
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	29,600	69,947
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	30,000	28,186
Total Options Purchased (cost $88,838)							$110,344

Futures contracts outstanding at September 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
349	2 Year U.S. Treasury Notes	Dec. 2018	$73,546,297	$ (217,044)
173	5 Year U.S. Treasury Notes	Dec. 2018	19,458,445	(109,138)
198	10 Year U.S. Treasury Notes	Dec. 2018	23,518,688	(34,119)
132	U.S. Ultra Treasury Bonds	Dec. 2018	20,365,125	(760,552)
				(1,120,853)
Short Positions:
120	90 Day Euro Dollar	Dec. 2018	29,202,000	214,252
76	U.S. Treasury Long Bond	Dec. 2018	10,678,000	310,293
				524,545
				$ (596,308)

Inflation swap agreements outstanding at September 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
540	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$13	$(13,139)	$(13,152)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
413,255	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	$ —	$ 37,650	$ 37,650
365,370	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	117,105	117,105
21,265	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(8,090)	160,519	168,609
4,730	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(2,550)	34,954	37,504
7,870	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	2,185	62,094	59,909
11,945	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	6,413	100,790	94,377
5,295	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,396	34,586	33,190
A99

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest rate swap agreements outstanding at September 30, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,750	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	$ 32	$ 13,631	$ 13,599
1,495	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	5,713	5,716
5,570	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	25,682	25,682
17,565	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(4,680)	855,589	860,269
4,670	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	14,367	165,984	151,617
3,785	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	55,936	55,936
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	8,894	8,894
1,669	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,080)	7,402	8,482
1,305	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,029	(93)	(1,122)
4,951	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	313	(1,652)	(1,965)
1,920	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	70,521	110,693	40,172
2,102	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	29,737	145,030	115,293
790	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	984	49,705	48,721
530	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	30,509	30,509
1,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(912)	71,093	72,005
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	14,435	14,435
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	11,580	11,580
				$109,662	$2,117,829	$2,008,167

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$2,478,015
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 18,803,686	$—
Commercial Mortgage-Backed Securities	—	40,135,397	—
Corporate Bonds	—	2,942,981	—
Municipal Bonds	—	494,754	—
Residential Mortgage-Backed Securities	—	115,707	—
U.S. Government Agency Obligations	—	93,903,027	—
U.S. Treasury Obligations	—	63,642,926	—
Affiliated Mutual Funds	23,657,042	—	—
Options Purchased	—	110,344	—
Other Financial Instruments
Futures Contracts	(596,308)	—	—
A100

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Centrally Cleared Inflation Swap Agreement	$ —	$ (13,152)	$—
Centrally Cleared Interest Rate Swap Agreements	—	2,008,167	—
Total	$23,060,734	$222,143,837	$—
A101

GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Repurchase Agreement(m) — 7.6%
Merrill Lynch, 2.27%, dated 09/28/18, due 10/01/18 in the amount of $42,007,945		42,000	$ 42,000,000
U.S. Government Agency Obligations — 79.5%
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%
2.014%(c)	04/04/19	17,000	16,999,138
Federal Farm Credit Bank, 1 Month LIBOR + (0.110)%
2.048%(c)	01/15/19	7,000	7,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.015%
2.119%(c)	10/03/18	8,000	8,000,076
Federal Farm Credit Bank
2.139%(n)	11/26/18	4,000	3,986,933
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)%
2.172%(c)	01/28/20	9,000	9,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.160%
2.264%(c)	01/02/19	7,000	7,005,076
Federal Home Loan Bank
1.996%(n)	10/10/18	7,000	6,996,572
2.010%(n)	10/12/18	14,000	13,991,543
2.027%(n)	10/24/18	8,000	7,989,834
2.033%(n)	10/23/18	7,000	6,991,466
2.062%(n)	10/17/18	21,000	20,981,081
2.095%(n)	10/31/18	8,000	7,986,267
2.104%(n)	10/19/18	17,000	16,982,395
2.107%(n)	11/02/18	16,000	15,970,546
2.113%(n)	11/21/18	8,000	7,976,506
2.117%(n)	11/09/18	25,000	24,943,654
2.126%(n)	11/07/18	11,000	10,976,371
2.138%(n)	11/14/18	23,000	22,940,953
2.141%(n)	11/16/18	9,000	8,975,816
2.145%(n)	12/05/18	10,000	9,961,993
2.180%(n)	12/14/18	4,000	3,982,413
2.184%(n)	11/01/18	9,000	8,983,337
2.185%(n)	11/05/18	15,000	14,968,646
2.202%(n)	12/19/18	11,000	10,947,838
Federal Home Loan Bank, 1 Month LIBOR + (0.125)%
2.008%(c)	12/10/18	8,000	8,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.150)%
2.015%(c)	10/18/18	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%
2.018%(c)	10/12/18	8,000	8,000,000
2.082%(c)	10/24/18	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.140)%
2.018%(c)	10/16/18	13,000	12,999,555
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%
2.024%(c)	02/04/19	7,000	7,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.280)%
2.061%(c)	02/01/19	2,000	2,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.270)%
2.073%(c)	10/05/18	14,000	14,000,300
Federal Home Loan Bank, 1 Month LIBOR + (0.100)%
2.082%(c)	12/21/18	15,000	15,000,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank, 3 Month LIBOR + (0.220)%
2.092%(c)	08/23/19	7,000	$ 7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.115)%
2.097%(c)	12/24/18	17,000	17,000,406
2.101%(c)	02/25/19	8,000	8,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.060)%
2.182%(c)	03/28/19	7,000	7,000,000
Federal Home Loan Mortgage Corp.
0.950%	01/30/19	6,000	5,974,761
2.162%(n)	12/19/18	8,000	7,962,782
2.162%(n)	12/20/18	8,000	7,962,311
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.155)%
1.978%(c)	11/09/18	5,000	4,999,963
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%
2.033%(c)	08/08/19	6,000	6,000,000
2.065%(c)	03/18/19	4,000	4,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.225)%
2.086%(c)	08/27/19	5,000	5,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.125)%
2.105%(c)	11/27/18	6,000	6,000,000

Total U.S. Government Agency Obligations			442,438,532
U.S. Treasury Obligations — 14.1%
U.S. Treasury Bills
1.984%(n)	10/11/18	3,000	2,998,377
2.038%(n)	11/01/18	3,000	2,994,833
2.045%(n)	11/08/18	16,000	15,966,104
2.103%(n)	10/25/18	6,000	5,991,718
2.135%(n)	12/06/18	18,000	17,930,865
2.147%(n)	01/10/19	7,000	6,958,857
2.153%(n)	12/13/18	12,000	11,948,593
2.164%(n)	12/20/18	8,000	7,962,258
2.227%(n)	02/07/19	6,000	5,953,302

Total U.S. Treasury Obligations			78,704,907

TOTAL INVESTMENTS—101.2% (amortized cost $563,143,439)			563,143,439

Liabilities in excess of other assets — (1.2)%			(6,602,285)

Net Assets — 100.0%			$ 556,541,154

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(m)	The Repurchase Agreement is collateralized by FNMA (coupon rate 0.000%, maturity date 01/02/19), with the value, including accrued interest, of $42,840,573.
(n)	Rate shown reflects yield to maturity at purchased date.
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
A102

GOVERNMENT MONEY MARKET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$ 42,000,000	$—
U.S. Government Agency Obligations	—	442,438,532	—
U.S. Treasury Obligations	—	78,704,907	—
Total	$—	$563,143,439	$—
A103

HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.3%
Asset-Backed Securities — 3.4%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%
3.439%(c)	07/15/26	1,775	$ 1,774,971
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980%
3.316%(c)	07/17/26	2,725	2,723,703
Flatiron CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%
3.229%(c)	04/15/27	1,625	1,620,739
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 0.900%
3.238%(c)	08/13/25	1,385	1,384,716
OZLM Ltd. (Cayman Islands),
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%
3.271%(c)	07/30/27	2,000	1,999,192
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.589%(c)	10/15/26	2,175	2,175,152
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%
3.484%(c)	05/15/26	2,242	2,242,643
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.050%
3.398%(c)	07/20/27	1,100	1,099,699
West CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%
3.253%(c)	07/18/26	2,050	2,047,420

Total Asset-Backed Securities (cost $17,076,615)			17,068,235
Bank Loans — 3.6%
Computers — 0.3%
Banff Merger Sub, Inc.,
Term Loan,
—%(p)	06/28/25	1,430	1,442,909
Insurance — 0.2%
Asurion, LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%,
8.740%(c)	08/04/25	800	822,334
Mining — 0.1%
Aleris International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%,
6.990%(c)	02/27/23	648	659,451
Miscellaneous Manufacturing — 0.3%
Solenis International, L.P.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%,
10.810%(c)	06/18/24	1,781	1,755,644
Oil, Gas & Coal — 0.2%
EG America, LLC,
Second Lien Facility (USD), 3 Month LIBOR + 8.000%,
10.390%(c)	03/23/26	875	862,969
Technology — 2.0%
Almonde, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%,
9.640%(c)	06/13/25	725	715,575
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Technology (cont’d.)
Financial & Risk US Holdings, Inc.,
Term Loan,
—%(p)	10/31/25	2,650	$ 2,643,849
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%,
10.590%(c)	11/01/24	525	535,500
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%,
6.740%(c)	09/30/24	3,068	3,091,027
Second Lien Initial Loan, 1 Month LIBOR + 8.500%,
10.740%(c)	09/29/25	2,925	2,954,250
			9,940,201
Telecommunications — 0.5%
Numericable US LLC,
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%,
6.160%(c)	08/14/26	2,825	2,798,162

Total Bank Loans (cost $18,004,856)			18,281,670
Corporate Bonds — 89.0%
Advertising — 0.1%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes
16.501%(cc)	07/01/24	271	266,513
Aerospace & Defense — 2.0%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	375	377,344
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	225	226,266
6.125%	01/15/23	250	251,094
7.500%	12/01/24	4,300	4,536,500
8.750%	12/01/21	2,600	2,868,060
TransDigm UK Holdings PLC,
Gtd. Notes, 144A
6.875%	05/15/26	600	615,750
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26(a)	650	656,500
6.500%	07/15/24	625	640,312
6.500%	05/15/25	175	178,281
			10,350,107
Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	925	855,625
Auto Manufacturers — 0.7%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	350	330,313
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	525	544,687
A104

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Mclaren Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	08/01/22	125	$ 122,500
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25(a)	2,250	2,340,000
			3,337,500
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,900	1,688,625
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	500	497,925
6.250%	03/15/26(a)	1,673	1,643,722
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	1,575	1,545,469
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26	1,725	1,757,861
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	200	188,500
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24	150	152,813
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	1,000	966,875
			8,441,790
Banks — 0.3%
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	125	127,500
Sub. Notes
6.125%	03/09/28(a)	1,150	1,201,750
			1,329,250
Beverages — 0.2%
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	1,050	1,025,063
Building Materials — 1.5%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	320	325,600
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	2,525	2,496,594
Masonite International Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	09/15/26	500	501,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	900	$ 831,330
5.375%	11/15/24	275	274,656
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	500	507,090
8.500%	04/15/22	650	690,625
Gtd. Notes, 144A
5.125%	06/01/25(a)	475	445,312
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	1,350	1,365,795
			7,438,252
Chemicals — 3.9%
Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23	975	989,625
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25	450	447,885
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	2,005	2,055,125
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	225	216,968
6.625%	05/15/23	785	820,003
7.000%	05/15/25(a)	900	954,441
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,110	1,111,632
Hexion, Inc.,
Sec’d. Notes, 144A
13.750%	02/01/22	1,225	1,062,687
Sr. Sec’d. Notes, 144A
10.375%	02/01/22	650	632,125
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	225	216,619
5.000%	05/01/25	200	190,000
5.250%	06/01/27	2,215	2,062,719
Olin Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/30	175	163,188
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25(a)	1,550	1,529,493
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	400	416,172
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,755	1,787,906

A105

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	675	$ 685,125
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	1,435	1,431,412
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	375	346,875
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	1,380	1,328,250
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	1,460	1,321,300
			19,769,550
Coal — 0.2%
Warrior Met Coal, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/01/24	875	896,875
Commercial Services — 3.0%
Financial & Risk US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	2,815	2,797,941
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	4,605	4,931,172
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	985	960,375
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	4,400	4,125,000
5.500%	05/15/27	925	914,594
5.875%	09/15/26	775	795,344
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	800	826,000
			15,350,426
Computers — 1.5%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26(a)	2,375	2,409,437
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	900	909,000
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23(a)	890	947,850
NCR Corp.,
Gtd. Notes
6.375%	12/15/23	490	499,188
West Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	2,785	2,555,237
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	235	$ 227,263
			7,547,975
Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	550	547,250
7.000%	06/15/23	1,300	1,316,250
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	750	748,125
			2,611,625
Diversified Financial Services — 2.6%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	420	423,150
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20	300	318,000
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	1,375	1,342,344
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
9.125%	07/15/26	3,975	4,163,812
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21	325	338,813
7.250%	09/25/23(a)	375	397,500
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	825	868,312
Springleaf Finance Corp.,
Gtd. Notes
6.000%	06/01/20	900	924,750
6.875%	03/15/25	1,100	1,097,250
7.125%	03/15/26	1,050	1,044,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	890	865,525
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26	1,050	1,066,453
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
Sec’d. Notes, 144A
6.750%	06/15/22	425	438,813
			13,289,472
Electric — 4.3%
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	1,000	945,000
5.500%	02/01/24	1,800	1,606,500
5.750%	01/15/25(a)	5,025	4,447,125

A106

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17(d)	1,900	$ 1,301,500
9.500%	10/15/18(d)	450	298,125
9.875%	10/15/20(d)	2,275	1,535,625
Mirant Corp.,
Bonds, 144A
7.400%	07/15/49(d)^	250	250
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24(a)	350	364,000
6.625%	01/15/27	200	210,000
7.250%	05/15/26	700	759,500
Gtd. Notes, 144A
5.750%	01/15/28(a)	950	959,500
NRG REMA LLC,
Pass-Through Certificates, Series C
9.681%	07/02/26	1,116	786,666
Red Oak Power LLC,
Sr. Sec’d. Notes, Series B
9.200%	11/30/29	100	113,625
Vistra Energy Corp.,
Gtd. Notes
7.375%	11/01/22	3,900	4,051,125
7.625%	11/01/24	2,291	2,465,689
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	2,075	2,098,344
			21,942,574
Electronics — 0.2%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	450	432,000
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	375	375,469
			807,469
Engineering & Construction — 1.0%
AECOM,
Gtd. Notes
5.125%	03/15/27	925	903,263
5.875%	10/15/24(a)	700	740,250
Pisces Midco, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26	1,275	1,284,563
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23	875	943,906
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26	1,425	1,392,937
			5,264,919
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 3.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	1,175	$ 1,125,062
5.875%	11/15/26	1,725	1,651,687
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	3,100	2,952,750
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	825	771,375
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	175	172,156
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	125	126,563
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,150	1,167,836
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	450	455,580
6.500%	02/15/25	1,400	1,452,500
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	800	849,128
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22	325	329,063
Sr. Unsec’d. Notes
5.750%	08/15/26	1,625	1,538,062
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	475	458,233
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21	3,575	3,557,125
10.000%	12/01/22	825	873,469
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	625	593,750
			18,074,339
Environmental Control — 0.2%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24	1,000	1,007,500
Foods — 1.9%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	1,875	1,687,500
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21(a)	150	149,813
5.250%	04/01/25	475	453,625
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,625	1,582,344

A107

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
5.875%	07/15/24	1,050	$ 1,034,250
7.250%	06/01/21	100	101,500
7.250%	06/01/21	1,825	1,852,375
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/01/26	750	729,375
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	325	312,812
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27	1,275	1,204,875
Post Holdings, Inc.,
Gtd. Notes, 144A
5.625%	01/15/28	600	577,500
			9,685,969
Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24	125	127,825
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,150	1,129,875
5.625%	05/20/24	400	397,000
5.875%	08/20/26	650	645,125
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	1,075	1,085,750
			3,257,750
Healthcare-Products — 0.4%
Mallinckrodt International Finance SA,
Gtd. Notes
4.750%	04/15/23	850	724,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25(a)	1,250	1,046,875
			1,771,500
Healthcare-Services — 4.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	550	552,750
6.125%	03/15/21	425	427,125
6.500%	03/01/24	175	180,906
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	3,743	2,097,203
Sec’d. Notes, 144A
8.125%	06/30/24(a)	2,242	1,863,954
Sr. Sec’d. Notes
6.250%	03/31/23	925	878,472
Encompass Health Corp.,
Gtd. Notes
5.125%	03/15/23	200	200,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	900	$ 859,500
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	4,550	4,641,000
5.875%	02/15/26	400	416,500
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	1,150	1,162,937
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25(a)	625	598,438
8.875%	04/15/21	475	494,594
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.750%	06/01/20	450	455,063
Sr. Unsec’d. Notes
6.750%	02/01/20	700	723,520
6.750%	06/15/23(a)	525	523,031
7.000%	08/01/25(a)	1,800	1,777,500
8.125%	04/01/22	3,025	3,187,745
			21,040,738
Home Builders — 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,375	1,282,187
AV Homes, Inc.,
Gtd. Notes
6.625%	05/15/22	350	361,445
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	350	297,500
6.750%	03/15/25	850	787,143
7.250%	02/01/23	25	24,625
8.750%	03/15/22	350	370,125
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	1,450	1,421,000
KB Home,
Gtd. Notes
7.500%	09/15/22	75	80,906
7.625%	05/15/23	825	886,875
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	800	780,000
4.750%	11/29/27	250	240,000
4.875%	12/15/23	325	327,438
5.250%	06/01/26	375	371,719
5.375%	10/01/22	400	410,500
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	375	352,500
6.750%	01/15/21	475	484,476

A108

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	650	$ 630,500
6.875%	12/15/23	900	909,000
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	1,300	1,199,250
6.000%	06/01/25	1,275	1,290,937
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	400	408,000
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	1,150	1,089,625
5.500%	03/01/26	800	796,000
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23	175	172,594
6.125%	04/01/25	175	170,188
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	275	270,875
5.875%	04/15/23	1,400	1,410,500
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25	1,250	1,160,937
7.000%	08/15/22	1,300	1,324,375
			19,311,220
Home Furnishings — 0.4%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	2,050	1,965,438
Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	400	404,000
Housewares — 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	785	753,600
Internet — 0.1%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes, 144A
5.750%	01/15/27	550	550,000
Iron/Steel — 0.8%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25(a)	690	656,363
7.000%	03/15/27(a)	550	528,000
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25(a)	2,045	1,988,762
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26(a)	800	$ 793,000
			3,966,125
Leisure Time — 0.1%
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25	675	734,063
Lodging — 0.6%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	1,025	1,032,688
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	350	353,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22	775	852,655
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	700	724,500
			2,963,343
Machinery-Diversified — 0.6%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	600	621,000
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,725	1,888,875
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25	500	476,250
			2,986,125
Media — 10.0%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,615	2,615,000
8.125%	02/01/27	2,050	2,111,500
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	640	612,000
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25	475	486,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	700	702,625
5.250%	09/30/22	325	328,554
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	1,905	1,790,509
5.125%	05/01/23	300	300,465
5.750%	02/15/26	200	200,500
5.875%	05/01/27	3,275	3,246,344

A109

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	2,100	$ 2,100,462
5.125%	12/15/21	2,115	2,128,219
7.500%	04/01/28	3,380	3,544,775
7.750%	07/15/25	1,985	2,109,062
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A
6.500%	11/15/22	1,170	1,191,938
7.625%	03/15/20(a)	1,575	1,578,937
Gtd. Notes, Series B
7.625%	03/15/20	3,490	3,498,725
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28	1,275	1,214,437
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22(a)	300	292,818
5.875%	11/15/24	550	492,938
7.750%	07/01/26(a)	7,990	7,536,967
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	1,185	1,174,631
Meredith Corp.,
Gtd. Notes, 144A
6.875%	02/01/26(a)	1,245	1,276,125
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	675	706,421
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	750	734,063
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	1,075	1,105,906
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	375	350,625
6.875%	02/15/23	1,735	1,669,937
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	250	229,688
5.625%	08/01/24	255	249,581
5.875%	03/15/26(a)	275	268,153
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22	975	992,063
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	1,240	1,184,200
5.125%	02/15/25	1,260	1,178,100
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	475	474,406
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	475	432,844
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	345	$ 323,696
			50,434,089
Metal Fabricate/Hardware — 0.5%
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	970	947,690
6.250%	08/15/24	100	102,375
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	337	322,678
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	1,225	1,330,656
			2,703,399
Mining — 2.0%
Constellium NV,
Gtd. Notes, 144A
5.875%	02/15/26	625	611,719
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25(a)	1,050	1,063,125
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	1,320	1,207,800
7.250%	04/01/23	200	191,125
7.500%	04/01/25	1,325	1,257,094
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	2,500	2,416,750
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25	1,175	1,165,952
International Wire Group, Inc.,
Sec’d. Notes, 144A
10.750%	08/01/21	775	765,312
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22	1,450	1,265,125
			9,944,002
Miscellaneous Manufacturing — 0.2%
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	925	882,219
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	925	957,375
Oil & Gas — 9.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24	1,475	1,401,250

A110

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25(a)	1,300	$ 1,309,750
5.375%	11/01/21	650	658,320
5.625%	06/01/23	525	537,469
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	1,600	1,594,000
10.000%	04/01/22(a)	2,575	2,896,875
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26	575	570,687
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	06/15/27(a)	4,225	4,309,500
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	3,850	4,081,000
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	3,025	3,025,907
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	1,100	1,072,500
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21(a)	350	378,437
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25(a)	425	441,469
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	1,125	1,147,500
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	825	825,000
Ensco PLC,
Sr. Unsec’d. Notes
7.750%	02/01/26	1,650	1,637,625
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	1,600	1,416,000
7.375%	05/15/24(a)	950	938,125
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(a)	1,325	1,272,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	75	73,181
5.750%	10/01/25	1,275	1,279,781
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	03/15/23(a)	600	618,000
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	3,000	2,730,000
7.000%	03/31/24	875	798,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Nabors Industries, Inc.,
Gtd. Notes, 144A
5.750%	02/01/25(a)	1,050	$ 1,006,598
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26(a)	825	854,906
5.750%	01/30/22	250	261,563
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	250	233,500
6.125%	01/17/22	34	35,100
7.375%	01/17/27	350	354,428
8.750%	05/23/26	425	465,375
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23	525	557,156
Gtd. Notes, 144A
7.125%	01/15/26(a)	750	770,625
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	400	389,500
5.375%	10/01/22	325	326,219
5.625%	03/01/26(a)	350	334,688
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	525	496,781
5.000%	03/15/23	200	196,000
5.875%	07/01/22	2,125	2,162,187
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	650	632,125
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22(d)^	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23	825	816,750
5.500%	02/15/26	850	821,100
5.875%	03/15/28	75	72,000
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	400	406,496
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26	850	877,625
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	400	402,000
5.750%	06/01/26(a)	400	405,000
6.000%	01/15/22	675	699,469
8.250%	08/01/23	950	1,078,250
			49,668,257
Oil & Gas Services — 0.1%
Weatherford International LLC,
Gtd. Notes, 144A
9.875%	03/01/25(a)	500	482,500

A111

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Weatherford International Ltd.,
Gtd. Notes
9.875%	02/15/24(a)	75	$ 73,500
			556,000
Packaging & Containers — 1.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23	2,250	2,266,875
ARD Securities Finance SARL (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%
8.750%	01/31/23	775	775,131
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24	1,725	1,804,781
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	350	359,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24(a)	900	915,750
			6,122,162
Pharmaceuticals — 1.3%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	950	914,375
6.125%	04/15/25(a)	375	356,250
7.500%	07/15/21	875	891,406
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	225	199,688
6.000%	02/01/25	1,200	1,034,400
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23	1,100	968,000
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	1,000	997,500
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24	875	957,031
			6,318,650
Pipelines — 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	375	377,344
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	675	669,937
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	675	646,313
Gtd. Notes, 144A
6.450%	11/03/36	825	864,187
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	900	$ 963,000
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23	850	838,312
6.750%	08/01/22	750	765,000
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	700	696,500
7.768%	12/15/37	925	1,133,125
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,619	2,985,660
7.500%	07/15/38	450	535,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	875	891,406
5.500%	01/15/28(a)	1,825	1,840,969
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	475	463,719
6.750%	03/15/24	675	712,125
			14,383,097
Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,175	1,182,555
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,525	1,486,875
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,550	1,445,375
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23(a)	600	561,750
WeWork Cos., Inc.,
Gtd. Notes, 144A
7.875%	05/01/25	275	266,511
			4,943,066
Real Estate Investment Trusts (REITs) — 1.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	775	732,375
4.500%	01/15/28	1,175	1,075,242
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	625	602,344
5.250%	08/01/26	575	571,406
5.500%	05/01/24	450	452,250
6.375%	03/01/24	550	574,750

A112

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	400	$ 391,585
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	12/15/21	800	851,522
			5,251,474
Retail — 4.7%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	500	517,500
Gtd. Notes, 144A
4.875%	11/01/25	1,350	1,243,687
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	475	448,875
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	725	743,125
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	2,000	1,810,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23(a)	425	354,875
Sr. Unsec’d. Notes
6.500%	05/01/21(a)	275	246,125
6.750%	01/15/22(a)	875	763,438
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20	300	285,000
8.625%	06/15/20(a)	1,150	1,092,500
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25(a)	2,150	2,253,802
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,225	1,242,615
Hot Topic, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/21	700	696,500
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28(a)	650	559,195
6.750%	07/01/36	1,775	1,464,375
6.875%	11/01/35	1,450	1,225,250
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	1,275	916,406
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	2,500	2,049,225
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20	975	938,438
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	2,600	2,330,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,550	$ 1,476,375
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	1,350	1,326,375
			23,983,931
Semiconductors — 0.1%
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	650	684,125
Software — 4.2%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21(a)	5,500	5,615,500
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	600	595,494
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	6,275	6,533,844
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%
7.125%	05/01/21(a)	2,705	2,728,642
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	2,875	2,913,956
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23(a)	320	327,546
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24	2,305	2,391,437
			21,106,419
Telecommunications — 7.0%
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	250	258,125
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	925	922,688
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S
6.450%	06/15/21	2,025	2,100,937
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	1,075	1,107,250
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22	200	130,970
8.250%	09/30/20	1,350	1,029,375
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23(a)	1,700	1,417,375

A113

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21(a)	315	$ 292,163
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24(a)	2,720	2,648,600
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
9.750%	07/15/25	1,985	2,101,619
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	1,050	1,032,990
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	108,315
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24	1,700	1,802,000
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	3,625	3,643,125
8.750%	03/15/32	2,960	3,330,000
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	1,225	1,270,937
7.625%	02/15/25	2,125	2,253,562
7.875%	09/15/23	890	960,088
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25	725	755,305
6.500%	01/15/26	175	183,348
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	1,225	1,157,992
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	5,210	4,530,355
Xplornet Communications, Inc. (Canada),
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	2,159	2,207,482
			35,244,601
Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China),
Sr. Sec’d. Notes, 144A
7.500%	05/01/25	750	735,000
Transportation — 0.4%
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20	500	390,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece),
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	600	472,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	1,105	$ 1,140,913
			2,003,413
Trucking & Leasing — 0.9%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	1,850	1,877,750
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	950	927,438
5.250%	08/15/22	400	403,500
5.500%	02/15/24	1,225	1,255,625
			4,464,313

Total Corporate Bonds (cost $442,868,559)			449,510,112
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.715%(cc)	10/25/35	6	4,809
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.026%(cc)	10/25/35	3	2,698
Series 2006-HY13, Class 4A1
3.716%(cc)	02/25/37	4	3,979
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210%
2.375%(c)	07/20/46	4	3,397
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210%
2.426%(c)	10/25/46	26	19,543
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500%
4.016%(c)	09/25/45	1	1,456
Banc of America Alternative Loan Trust,
Series 2005-04, Class CB6, 1 Month LIBOR + 0.400%
2.616%(c)	05/25/35	2	1,883
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.768%(cc)	03/20/36	8	6,634
CHL Mortgage Pass-Through Trust,
Series 2005-02, Class 2A1, 1 Month LIBOR + 0.640%
2.856%(c)	03/25/35	5	5,473
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.186%(cc)	09/25/37	18	16,918
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180%
2.348%(c)	07/19/46	7	5,401
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.406%(c)	09/25/46	6	5,473

A114

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	17	$ 14,126
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210%
2.426%(c)	04/25/46	4	3,556
RALI Series Trust,
Series 2006-QA02, Class 3A1
5.706%(cc)	02/25/36	17	15,019
Series 2007-QS04, Class 2A1, 1 Month LIBOR + 0.330%
2.546%(c)	03/25/37	13	4,260
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	4	3,454
SunTrust Alternative Loan Trust,
Series 2006-01F, Class 3A, 1 Month LIBOR + 0.350%
2.566%(c)	04/25/36	16	5,348
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2007-HY01, Class 2A3
3.445%(cc)	02/25/37	4	3,808
Series 2007-HY01, Class 4A1
3.528%(cc)	02/25/37	5	4,609

Total Residential Mortgage-Backed Securities (cost $119,480)			131,844

	Shares
Common Stocks — 0.2%
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Energy Corp.*	44,042	1,095,765
Media — 0.0%
Mood Media Corp.*^	88,166	17,633
Mood Media Corp.^	71,972	14,394
		32,027
Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)^	4,593	14,009
Frontera Energy Corp. (Colombia)*	7,600	106,400
		120,409

Total Common Stocks (cost $1,226,943)		1,248,201
Preferred Stocks — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%	11,850	316,276
Construction Materials — 0.0%
New Millennium Homes LLC^	408	11,029
Media — 0.0%
Adelphia Communications Corp.^	700	1

Total Preferred Stocks (cost $296,917)		327,306

	Units	Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, expiring 03/30/23^	30,044	$ 3,605
Ascent Resources - Marcellus LLC, expiring 03/30/23^	23,368	1,870
		5,475

Total Warrants (cost $6,843)		5,475

Total Long-Term Investments (cost $479,600,213)		486,572,843

	Shares
Short-Term Investments — 19.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	18,696,837	18,696,837
PGIM Institutional Money Market Fund (cost $81,608,066; includes $81,478,570 of cash collateral for securities on loan)(b)(w)	81,609,568	81,617,729

Total Short-Term Investments (cost $100,304,903)		100,314,566

TOTAL INVESTMENTS—116.2% (cost $579,905,116)		586,887,409

Liabilities in excess of other assets(z) — (16.2)%		(81,606,864)

Net Assets — 100.0%		$505,280,545

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $62,794 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,713,922; cash collateral of $81,478,570 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of September 30, 2018.

A115

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
95	2 Year U.S. Treasury Notes	Dec. 2018	$20,019,766	$ (51,700)
45	5 Year U.S. Treasury Notes	Dec. 2018	5,061,445	(40,490)
51	10 Year U.S. Treasury Notes	Dec. 2018	6,057,844	(55,941)
8	20 Year U.S. Treasury Bonds	Dec. 2018	1,124,000	(27,856)
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	1,542,812	(54,824)
				$(230,811)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$540,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 17,068,235	$ —
Bank Loans	—	18,281,670	—
Corporate Bonds	—	449,509,859	253
Residential Mortgage-Backed Securities	—	131,844	—
Common Stocks	1,202,165	—	46,036
Preferred Stocks	316,276	—	11,030
Warrants	—	—	5,475
Affiliated Mutual Funds	100,314,566	—	—
Other Financial Instruments*
Futures Contracts	(230,811)	—	—
Total	$101,602,196	$484,991,608	$62,794

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
A116

JENNISON 20/20 FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Aerospace & Defense — 7.9%
Boeing Co. (The)	31,185	$ 11,597,702
United Technologies Corp.	40,967	5,727,596
		17,325,298
Automobiles — 1.2%
Tesla, Inc.*(a)	9,738	2,578,330
Banks — 6.4%
JPMorgan Chase & Co.	59,859	6,754,490
PNC Financial Services Group, Inc. (The)	53,760	7,321,574
		14,076,064
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc.*	26,677	3,708,370
Chemicals — 1.8%
DowDuPont, Inc.	62,628	4,027,607
Consumer Finance — 2.4%
SLM Corp.*	478,154	5,331,417
Electric Utilities — 3.7%
American Electric Power Co., Inc.	83,051	5,886,655
Exelon Corp.	50,168	2,190,335
		8,076,990
Energy Equipment & Services — 0.8%
Schlumberger Ltd.	28,936	1,762,781
Food & Staples Retailing — 2.3%
Walmart, Inc.	54,691	5,136,032
Food Products — 1.9%
Mondelez International, Inc. (Class A Stock)	96,205	4,132,967
Health Care Equipment & Supplies — 2.2%
Zimmer Biomet Holdings, Inc.	36,636	4,816,535
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	15,222	4,049,661
Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	27,281	1,739,709
Marriott International, Inc. (Class A Stock)	42,427	5,601,637
		7,341,346
Insurance — 2.0%
MetLife, Inc.	95,565	4,464,797
Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc.*	3,916	7,843,748
Netflix, Inc.*	15,950	5,967,373
		13,811,121
Internet Software & Services — 9.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	31,855	5,248,430
Alphabet, Inc. (Class A Stock)*	5,814	7,017,963
	Shares	Value
Common Stocks (continued)
Internet Software & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	29,344	$ 4,825,914
Tencent Holdings Ltd. (China), ADR	107,193	4,377,762
		21,470,069
IT Services — 5.0%
Mastercard, Inc. (Class A Stock)	34,762	7,738,369
PayPal Holdings, Inc.*	37,376	3,283,108
		11,021,477
Life Sciences Tools & Services — 2.3%
Illumina, Inc.*	13,622	5,000,091
Media — 1.9%
Comcast Corp. (Class A Stock)	116,990	4,142,616
Oil, Gas & Consumable Fuels — 3.4%
Noble Energy, Inc.	109,476	3,414,556
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	58,271	3,970,586
		7,385,142
Pharmaceuticals — 8.0%
Allergan PLC	8,921	1,699,272
AstraZeneca PLC (United Kingdom), ADR(a)	77,800	3,078,546
Bristol-Myers Squibb Co.	64,973	4,033,524
Eli Lilly & Co.	35,341	3,792,443
Pfizer, Inc.	112,693	4,966,380
		17,570,165
Semiconductors & Semiconductor Equipment — 5.7%
NVIDIA Corp.	25,161	7,070,744
Texas Instruments, Inc.	50,471	5,415,034
		12,485,778
Software — 12.6%
Adobe Systems, Inc.*	22,431	6,055,249
Microsoft Corp.	125,730	14,379,740
salesforce.com, Inc.*	44,447	7,068,406
		27,503,395
Specialty Retail — 2.5%
Home Depot, Inc. (The)	18,715	3,876,812
Lowe’s Cos., Inc.	13,400	1,538,588
		5,415,400
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	20,580	4,645,729

Total Long-Term Investments (cost $152,064,738)		217,279,178
Short-Term Investments — 5.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,368,772	3,368,772
A117

JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $9,174,412; includes $9,162,009 of cash collateral for securities on loan)(b)(w)	9,173,991	$ 9,174,909

Total Short-Term Investments (cost $12,543,184)		12,543,681

TOTAL INVESTMENTS—104.9% (cost $164,607,922)		229,822,859

Liabilities in excess of other assets — (4.9)%		(10,650,406)

Net Assets — 100.0%		$ 219,172,453

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,536,486; cash collateral of $9,162,009 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 17,325,298	$—	$—
Automobiles	2,578,330	—	—
Banks	14,076,064	—	—
Biotechnology	3,708,370	—	—
Chemicals	4,027,607	—	—
Consumer Finance	5,331,417	—	—
Electric Utilities	8,076,990	—	—
Energy Equipment & Services	1,762,781	—	—
Food & Staples Retailing	5,136,032	—	—
Food Products	4,132,967	—	—
Health Care Equipment & Supplies	4,816,535	—	—
Health Care Providers & Services	4,049,661	—	—
Hotels, Restaurants & Leisure	7,341,346	—	—
Insurance	4,464,797	—	—
Internet & Direct Marketing Retail	13,811,121	—	—
Internet Software & Services	21,470,069	—	—
IT Services	11,021,477	—	—
Life Sciences Tools & Services	5,000,091	—	—
Media	4,142,616	—	—
Oil, Gas & Consumable Fuels	7,385,142	—	—
Pharmaceuticals	17,570,165	—	—
Semiconductors & Semiconductor Equipment	12,485,778	—	—
Software	27,503,395	—	—
Specialty Retail	5,415,400	—	—
Technology Hardware, Storage & Peripherals	4,645,729	—	—
Affiliated Mutual Funds	12,543,681	—	—
Total	$229,822,859	$—	$—
A118

JENNISON PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Common Stocks
Aerospace & Defense — 4.2%
Boeing Co. (The)	192,456	$ 71,574,387
Safran SA (France)	163,588	22,925,261
		94,499,648
Automobiles — 1.5%
Tesla, Inc.*(a)	126,911	33,602,226
Banks — 2.2%
JPMorgan Chase & Co.	351,419	39,654,120
PNC Financial Services Group, Inc. (The)	82,303	11,208,846
		50,862,966
Beverages — 0.2%
Monster Beverage Corp.*	69,355	4,042,009
Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.*	210,692	29,288,295
BioMarin Pharmaceutical, Inc.*	220,583	21,389,933
Celgene Corp.*	236,395	21,154,989
Vertex Pharmaceuticals, Inc.*	144,217	27,796,385
		99,629,602
Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	105,006	23,546,545
S&P Global, Inc.	88,305	17,253,914
		40,800,459
Chemicals — 1.0%
Albemarle Corp.(a)	225,298	22,480,234
Equity Real Estate Investment Trusts (REITs) — 0.4%
Crown Castle International Corp.	79,226	8,820,231
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	180,772	42,459,727
Health Care Equipment & Supplies — 0.7%
Intuitive Surgical, Inc.*	27,352	15,700,048
Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	144,306	38,391,168
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc.*	31,713	14,414,193
Marriott International, Inc. (Class A Stock)	309,401	40,850,214
McDonald’s Corp.	136,018	22,754,451
		78,018,858
Internet & Direct Marketing Retail — 11.1%
Amazon.com, Inc.*	70,654	141,519,962
Booking Holdings, Inc.*	11,935	23,679,040
Farfetch Ltd. (United Kingdom) (Class A Stock)*	157,583	4,290,985
Netflix, Inc.*	219,781	82,226,666
		251,716,653
Internet Software & Services — 14.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	409,887	67,532,982
	Shares	Value
Common Stocks (continued)
Internet Software & Services (cont’d.)
Alphabet, Inc. (Class A Stock)*	52,003	$ 62,771,781
Alphabet, Inc. (Class C Stock)*	52,674	62,864,839
Facebook, Inc. (Class A Stock)*	423,208	69,600,788
Tencent Holdings Ltd. (China)	1,420,624	58,578,924
		321,349,314
IT Services — 11.5%
Adyen NV (Netherlands), 144A*	21,703	17,759,554
FleetCor Technologies, Inc.*	147,647	33,639,892
Mastercard, Inc. (Class A Stock)	400,383	89,129,260
PayPal Holdings, Inc.*	342,941	30,123,937
Square, Inc. (Class A Stock)*(a)	148,547	14,707,638
Visa, Inc. (Class A Stock)(a)	500,917	75,182,633
		260,542,914
Life Sciences Tools & Services — 1.9%
Illumina, Inc.*	116,879	42,901,606
Machinery — 2.1%
Caterpillar, Inc.	177,125	27,009,791
Parker-Hannifin Corp.	111,507	20,509,483
		47,519,274
Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*	170,935	26,110,321
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	217,335	31,583,122
Pharmaceuticals — 3.1%
AstraZeneca PLC (United Kingdom), ADR(a)	975,968	38,619,054
Bristol-Myers Squibb Co.	528,521	32,810,583
		71,429,637
Semiconductors & Semiconductor Equipment — 5.1%
Broadcom, Inc.	105,247	25,967,593
NVIDIA Corp.	234,509	65,901,719
Texas Instruments, Inc.	227,380	24,395,600
		116,264,912
Software — 16.0%
Activision Blizzard, Inc.	430,480	35,811,631
Adobe Systems, Inc.*	236,040	63,718,998
Microsoft Corp.	955,483	109,278,591
Red Hat, Inc.*	218,383	29,761,235
salesforce.com, Inc.*	469,547	74,672,060
Splunk, Inc.*	204,608	24,739,153
Workday, Inc. (Class A Stock)*(a)	177,339	25,887,947
		363,869,615
Specialty Retail — 2.0%
Home Depot, Inc. (The)	184,931	38,308,457
Tiffany & Co.	50,084	6,459,333
		44,767,790
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	445,562	100,581,166
A119

JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 2.7%
Kering SA (France)	49,281	$ 26,416,306
NIKE, Inc. (Class B Stock)	404,752	34,290,589
		60,706,895

Total Long-Term Investments (cost $1,023,949,765)		2,268,650,395
Short-Term Investments — 9.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,526,583	2,526,583
PGIM Institutional Money Market Fund (cost $207,828,217; includes $207,520,119 of cash collateral for securities on loan)(b)(w)	207,831,007	207,851,790

Total Short-Term Investments (cost $210,354,800)		210,378,373

TOTAL INVESTMENTS—109.2% (cost $1,234,304,565)		2,479,028,768

Liabilities in excess of other assets — (9.2)%		(207,849,737)

Net Assets — 100.0%		$ 2,271,179,031

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $197,252,411; cash collateral of $207,520,119 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 71,574,387	$ 22,925,261	$—
Automobiles	33,602,226	—	—
Banks	50,862,966	—	—
Beverages	4,042,009	—	—
Biotechnology	99,629,602	—	—
Capital Markets	40,800,459	—	—
Chemicals	22,480,234	—	—
Equity Real Estate Investment Trusts (REITs)	8,820,231	—	—
Food & Staples Retailing	42,459,727	—	—
Health Care Equipment & Supplies	15,700,048	—	—
Health Care Providers & Services	38,391,168	—	—
Hotels, Restaurants & Leisure	78,018,858	—	—
Internet & Direct Marketing Retail	251,716,653	—	—
Internet Software & Services	262,770,390	58,578,924	—
IT Services	242,783,360	17,759,554	—
Life Sciences Tools & Services	42,901,606	—	—
Machinery	47,519,274	—	—
Oil, Gas & Consumable Fuels	26,110,321	—	—
Personal Products	31,583,122	—	—
Pharmaceuticals	71,429,637	—	—
A120

JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$ 116,264,912	$ —	$—
Software	363,869,615	—	—
Specialty Retail	44,767,790	—	—
Technology Hardware, Storage & Peripherals	100,581,166	—	—
Textiles, Apparel & Luxury Goods	34,290,589	26,416,306	—
Affiliated Mutual Funds	210,378,373	—	—
Total	$2,353,348,723	$125,680,045	$—
A121

NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 96.5%
Common Stocks
Copper — 0.7%
First Quantum Minerals Ltd. (Zambia)	141,689	$ 1,613,630
Lundin Mining Corp. (Chile)	278,153	1,472,974
		3,086,604
Diversified Chemicals — 4.3%
BASF SE (Germany)	86,062	7,645,103
DowDuPont, Inc.	190,375	12,243,016
		19,888,119
Diversified Metals & Mining — 8.6%
BHP Billiton Ltd. (Australia)	663,096	16,641,771
Rio Tinto PLC (Australia)	281,681	14,191,297
South32 Ltd. (Australia)	1,864,957	5,265,491
Teck Resources Ltd. (Canada) (Class B Stock)	165,855	3,997,106
		40,095,665
Fertilizers & Agricultural Chemicals — 4.1%
CF Industries Holdings, Inc.	101,910	5,547,980
FMC Corp.	72,775	6,344,525
Nutrien Ltd. (Canada)(a)	124,128	7,167,163
		19,059,668
Heavy Electrical Equipment — 1.0%
Bloom Energy Corp. (Class A Stock)*	78,875	2,688,060
Vestas Wind Systems A/S (Denmark)	28,459	1,923,056
		4,611,116
Industrial Gases — 4.7%
Air Liquide SA (France)	51,130	6,717,558
Air Products & Chemicals, Inc.	50,740	8,476,117
Praxair, Inc.	41,665	6,696,816
		21,890,491
Integrated Oil & Gas — 30.8%
BP PLC (United Kingdom)	2,348,071	17,983,263
Chevron Corp.	206,375	25,235,535
Exxon Mobil Corp.	276,345	23,494,852
Occidental Petroleum Corp.	223,110	18,332,949
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	515,425	17,678,361
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	395,328	13,819,247
Suncor Energy, Inc. (Canada)	267,300	10,343,091
TOTAL SA (France)(a)	256,936	16,627,532
		143,514,830
Oil & Gas Drilling — 1.0%
Rowan Cos. PLC (Class A Stock)*	98,970	1,863,605
Transocean Ltd.*(a)	217,700	3,036,915
		4,900,520
Oil & Gas Equipment & Services — 3.9%
Core Laboratories NV(a)	31,550	3,654,437
Halliburton Co.	80,914	3,279,444
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services (cont’d.)
National Oilwell Varco, Inc.(a)	73,530	$ 3,167,672
Schlumberger Ltd.	137,301	8,364,377
		18,465,930
Oil & Gas Exploration & Production — 19.0%
Anadarko Petroleum Corp.	50,050	3,373,871
Callon Petroleum Co.*(a)	184,690	2,214,433
Canadian Natural Resources Ltd. (Canada)	117,293	3,832,125
Concho Resources, Inc.*	43,542	6,651,040
ConocoPhillips	169,015	13,081,761
Continental Resources, Inc.*(a)	91,525	6,249,327
Devon Energy Corp.	119,035	4,754,258
Diamondback Energy, Inc.(a)	30,225	4,086,118
EOG Resources, Inc.	122,636	15,644,675
Marathon Oil Corp.	366,295	8,527,348
Parsley Energy, Inc. (Class A Stock)*	82,580	2,415,465
Pioneer Natural Resources Co.	29,196	5,085,651
SM Energy Co.	117,755	3,712,815
WildHorse Resource Development Corp.*(a)	118,510	2,801,576
WPX Energy, Inc.*	312,180	6,281,062
		88,711,525
Oil & Gas Refining & Marketing — 7.0%
HollyFrontier Corp.	45,390	3,172,761
Marathon Petroleum Corp.	129,860	10,384,904
Phillips 66	76,695	8,645,061
Valero Energy Corp.	90,947	10,345,221
		32,547,947
Oil & Gas Storage & Transportation — 5.0%
Enbridge, Inc. (Canada)	222,468	7,178,776
Kinder Morgan, Inc.	476,460	8,447,636
Williams Cos., Inc. (The)	282,095	7,670,163
		23,296,575
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	—
Railroads — 2.2%
Kansas City Southern	31,150	3,528,672
Union Pacific Corp.	42,735	6,958,540
		10,487,212
Specialty Chemicals — 3.2%
Albemarle Corp.(a)	46,190	4,608,838
Ecolab, Inc.	47,733	7,483,580
Shin-Etsu Chemical Co. Ltd. (Japan)	32,200	2,852,922
		14,945,340
A122

NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Steel — 1.0%
ArcelorMittal (Luxembourg)	145,520	$ 4,488,793

Total Long-Term Investments (cost $353,612,478)		449,990,335
Short-Term Investments — 12.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	14,218,439	14,218,439
PGIM Institutional Money Market Fund (cost $44,315,279; includes $44,254,754 of cash collateral for securities on loan)(b)(w)	44,311,647	44,316,078

Total Short-Term Investments (cost $58,533,718)		58,534,517

TOTAL INVESTMENTS—109.0% (cost $412,146,196)		$ 508,524,852

Liabilities in excess of other assets — (9.0)%		(42,078,996)

Net Assets — 100.0%		$ 466,445,856

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,639,505; cash collateral of $44,254,754 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the original cost of such security is $1,102,975. The value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Copper	$ 3,086,604	$ —	$—
Diversified Chemicals	12,243,016	7,645,103	—
Diversified Metals & Mining	3,997,106	36,098,559	—
Fertilizers & Agricultural Chemicals	19,059,668	—	—
Heavy Electrical Equipment	2,688,060	1,923,056	—
Industrial Gases	15,172,933	6,717,558	—
Integrated Oil & Gas	77,406,427	66,108,403	—
Oil & Gas Drilling	4,900,520	—	—
Oil & Gas Equipment & Services	18,465,930	—	—
Oil & Gas Exploration & Production	88,711,525	—	—
Oil & Gas Refining & Marketing	32,547,947	—	—
Oil & Gas Storage & Transportation	23,296,575	—	—
Precious Metals & Minerals	—	—	—
Railroads	10,487,212	—	—
Specialty Chemicals	12,092,418	2,852,922	—
Steel	—	4,488,793	—
Affiliated Mutual Funds	58,534,517	—	—
Total	$382,690,458	$125,834,394	$—
A123

SMALL CAPITALIZATION STOCK PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 99.3%
Common Stocks — 98.6%
Aerospace & Defense — 2.3%
AAR Corp.	35,221	$ 1,686,734
Aerojet Rocketdyne Holdings, Inc.*(a)	75,715	2,573,553
Aerovironment, Inc.*(a)	23,234	2,606,158
Axon Enterprise, Inc.*(a)	63,500	4,345,305
Cubic Corp.	27,343	1,997,406
Engility Holdings, Inc.*	19,780	711,882
Mercury Systems, Inc.*	52,698	2,915,253
Moog, Inc. (Class A Stock)	35,374	3,041,103
National Presto Industries, Inc.(a)	5,469	709,056
Triumph Group, Inc.(a)	54,050	1,259,365
		21,845,815
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	27,890	1,777,988
Echo Global Logistics, Inc.*	30,980	958,831
Forward Air Corp.	31,986	2,293,396
Hub Group, Inc. (Class A Stock)*	36,780	1,677,168
		6,707,383
Airlines — 0.8%
Allegiant Travel Co.	13,954	1,769,367
Hawaiian Holdings, Inc.	55,230	2,214,723
SkyWest, Inc.	56,680	3,338,452
		7,322,542
Auto Components — 1.9%
American Axle & Manufacturing Holdings, Inc.*	121,550	2,119,832
Cooper Tire & Rubber Co.(a)	54,550	1,543,765
Cooper-Standard Holdings, Inc.*	18,080	2,169,238
Dorman Products, Inc.*	31,800	2,446,056
Fox Factory Holding Corp.*	41,200	2,886,060
Gentherm, Inc.*	39,750	1,806,638
LCI Industries	27,479	2,275,261
Motorcar Parts of America, Inc.*(a)	20,500	480,725
Standard Motor Products, Inc.	22,049	1,085,252
Superior Industries International, Inc.	24,968	425,704
		17,238,531
Automobiles — 0.1%
Winnebago Industries, Inc.	31,281	1,036,965
Banks — 8.5%
Ameris Bancorp	43,470	1,986,579
Banc of California, Inc.(a)	46,420	877,338
Banner Corp.	35,180	2,187,141
Berkshire Hills Bancorp, Inc.	44,050	1,792,835
Boston Private Financial Holdings, Inc.	91,712	1,251,869
Brookline Bancorp, Inc.	87,282	1,457,609
Central Pacific Financial Corp.	31,920	843,646
City Holding Co.(a)	16,874	1,295,923
Columbia Banking System, Inc.	79,748	3,091,830
Community Bank System, Inc.(a)	55,656	3,398,912
Customers Bancorp, Inc.*	31,600	743,548
CVB Financial Corp.(a)	111,450	2,487,564
Fidelity Southern Corp.	23,900	592,242
First BanCorp. (Puerto Rico)*	236,372	2,150,985
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Commonwealth Financial Corp.	108,910	$ 1,757,807
First Financial Bancorp	106,553	3,164,624
First Financial Bankshares, Inc.(a)	73,658	4,353,188
First Midwest Bancorp, Inc.(a)	112,270	2,985,259
Franklin Financial Network, Inc.*	13,300	520,030
Glacier Bancorp, Inc.(a)	91,983	3,963,547
Great Western Bancorp, Inc.	64,130	2,705,645
Green Bancorp, Inc.	28,760	635,596
Hanmi Financial Corp.	35,286	878,621
Heritage Financial Corp.	36,150	1,270,673
Hope Bancorp, Inc.	134,354	2,172,504
Independent Bank Corp.	29,986	2,476,844
LegacyTexas Financial Group, Inc.	48,960	2,085,696
National Bank Holdings Corp. (Class A Stock)	28,040	1,055,706
NBT Bancorp, Inc.(a)	47,560	1,825,353
OFG Bancorp (Puerto Rico)(a)	47,870	773,101
Old National Bancorp(a)	165,827	3,200,461
Opus Bank	23,450	642,530
Pacific Premier Bancorp, Inc.*	48,900	1,819,080
Preferred Bank	15,200	889,200
S&T Bancorp, Inc.	38,173	1,655,181
Seacoast Banking Corp. of Florida*(a)	51,400	1,500,880
ServisFirst Bancshares, Inc.(a)	49,800	1,949,670
Simmons First National Corp. (Class A Stock)	100,446	2,958,135
Southside Bancshares, Inc.	35,936	1,250,573
Tompkins Financial Corp.	13,534	1,098,825
Triumph Bancorp, Inc.*	26,250	1,002,750
United Community Banks, Inc.	86,127	2,402,082
Westamerica Bancorporation(a)	29,050	1,747,648
		78,899,230
Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	5,050	920,514
MGP Ingredients, Inc.(a)	13,750	1,085,975
		2,006,489
Biotechnology — 3.1%
Acorda Therapeutics, Inc.*	42,750	840,037
AMAG Pharmaceuticals, Inc.*(a)	37,350	747,000
Cytokinetics, Inc.*	59,250	583,612
Eagle Pharmaceuticals, Inc.*(a)	12,190	845,133
Emergent BioSolutions, Inc.*	47,907	3,153,718
Enanta Pharmaceuticals, Inc.*	17,070	1,458,802
Ligand Pharmaceuticals, Inc.*(a)	23,020	6,318,760
MiMedx Group, Inc.*(a)	111,160	686,969
Momenta Pharmaceuticals, Inc.*	85,090	2,237,867
Myriad Genetics, Inc.*	77,200	3,551,200
Progenics Pharmaceuticals, Inc.*(a)	90,750	569,003
REGENXBIO, Inc.*	32,000	2,416,000
Repligen Corp.*(a)	42,450	2,354,277
Spectrum Pharmaceuticals, Inc.*	107,300	1,802,640
Vanda Pharmaceuticals, Inc.*	56,000	1,285,200
		28,850,218
A124

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products — 2.3%
AAON, Inc.(a)	44,319	$ 1,675,258
American Woodmark Corp.*	17,030	1,336,003
Apogee Enterprises, Inc.(a)	30,708	1,268,855
Gibraltar Industries, Inc.*	34,908	1,591,805
Griffon Corp.	36,479	589,136
Insteel Industries, Inc.	19,700	706,836
Patrick Industries, Inc.*	25,400	1,503,680
PGT Innovations, Inc.*	62,450	1,348,920
Quanex Building Products Corp.	38,228	695,750
Simpson Manufacturing Co., Inc.	45,403	3,289,901
Trex Co., Inc.*	63,920	4,920,562
Universal Forest Products, Inc.	67,092	2,370,360
		21,297,066
Capital Markets — 0.8%
Donnelley Financial Solutions, Inc.*	36,987	662,807
Greenhill & Co., Inc.(a)	20,800	548,080
INTL. FCStone, Inc.*	17,250	833,520
Investment Technology Group, Inc.	35,786	775,125
Piper Jaffray Cos.	16,565	1,264,738
Virtus Investment Partners, Inc.	7,810	888,387
Waddell & Reed Financial, Inc. (Class A Stock)(a)	86,800	1,838,424
WisdomTree Investments, Inc.	126,250	1,070,600
		7,881,681
Chemicals — 2.8%
AdvanSix, Inc.*	33,080	1,123,066
American Vanguard Corp.	28,998	521,964
Balchem Corp.	35,063	3,930,212
Flotek Industries, Inc.*	56,250	135,000
FutureFuel Corp.	27,900	517,266
Hawkins, Inc.	10,450	433,153
HB Fuller Co.	55,088	2,846,397
Ingevity Corp.*	45,800	4,666,104
Innophos Holdings, Inc.	21,380	949,272
Innospec, Inc.	26,620	2,043,085
Koppers Holdings, Inc.*	22,980	715,827
Kraton Corp.*	34,790	1,640,348
LSB Industries, Inc.*(a)	21,800	213,204
LyondellBasell Industries NV^	32,486	3
Quaker Chemical Corp.	14,598	2,951,862
Rayonier Advanced Materials, Inc.(a)	55,570	1,024,155
Stepan Co.	22,140	1,926,401
Tredegar Corp.	27,835	602,628
		26,239,947
Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	71,683	2,311,777
Brady Corp. (Class A Stock)	52,462	2,295,212
Essendant, Inc.	35,602	456,418
Interface, Inc.	64,562	1,507,523
LSC Communications, Inc.	36,317	401,666
Matthews International Corp. (Class A Stock)	35,020	1,756,253
Mobile Mini, Inc.	48,607	2,131,417
Multi-Color Corp.(a)	15,150	943,088
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
RR Donnelley & Sons Co.	75,933	$ 410,038
Team, Inc.*(a)	32,710	735,975
Tetra Tech, Inc.	60,218	4,112,889
UniFirst Corp.	16,860	2,927,739
US Ecology, Inc.	24,000	1,770,000
Viad Corp.	22,177	1,313,987
		23,073,982
Communications Equipment — 1.5%
ADTRAN, Inc.	51,810	914,446
Applied Optoelectronics, Inc.*(a)	20,300	500,598
CalAmp Corp.*	38,300	917,668
Comtech Telecommunications Corp.	25,659	930,652
Digi International, Inc.*	29,364	394,946
Extreme Networks, Inc.*	128,400	703,632
Finisar Corp.*(a)	127,550	2,429,827
Harmonic, Inc.*(a)	93,324	513,282
NETGEAR, Inc.*	34,616	2,175,616
Oclaro, Inc.*	185,250	1,656,135
Viavi Solutions, Inc.*	246,740	2,798,032
		13,934,834
Construction & Engineering — 0.4%
Aegion Corp.*	35,057	889,747
Comfort Systems USA, Inc.	40,534	2,286,117
MYR Group, Inc.*	17,970	586,541
Orion Group Holdings, Inc.*	30,900	233,295
		3,995,700
Construction Materials — 0.1%
U.S. Concrete, Inc.*(a)	17,400	797,790
Consumer Finance — 1.5%
Encore Capital Group, Inc.*(a)	27,790	996,271
Enova International, Inc.*	37,139	1,069,603
EZCORP, Inc. (Class A Stock)*(a)	55,671	595,680
FirstCash, Inc.	48,281	3,959,042
Green Dot Corp. (Class A Stock)*	51,500	4,574,230
PRA Group, Inc.*(a)	49,307	1,775,052
World Acceptance Corp.*	6,832	781,308
		13,751,186
Containers & Packaging — 0.1%
Myers Industries, Inc.	38,220	888,615
Distributors — 0.2%
Core-Mark Holding Co., Inc.	49,990	1,697,660
Diversified Consumer Services — 0.6%
American Public Education, Inc.*	17,933	592,686
Career Education Corp.*	75,630	1,129,156
Regis Corp.*	35,950	734,458
Strategic Education, Inc.	23,451	3,213,491
		5,669,791
Diversified Telecommunication Services — 1.3%
ATN International, Inc.	11,800	871,784
Cincinnati Bell, Inc.*	54,580	870,551
Cogent Communications Holdings, Inc.	45,520	2,540,016

A125

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Consolidated Communications Holdings, Inc.(a)	77,290	$ 1,007,862
Frontier Communications Corp.(a)	114,800	745,052
Iridium Communications, Inc.*(a)	104,840	2,358,900
Vonage Holdings Corp.*	239,350	3,389,196
		11,783,361
Electric Utilities — 0.3%
El Paso Electric Co.	44,318	2,534,990
Electrical Equipment — 0.4%
AZZ, Inc.	28,342	1,431,271
Encore Wire Corp.	22,641	1,134,314
Powell Industries, Inc.	9,572	347,081
Vicor Corp.*	17,431	801,826
		3,714,492
Electronic Equipment, Instruments & Components — 4.0%
Anixter International, Inc.*	31,344	2,203,483
Badger Meter, Inc.(a)	31,714	1,679,256
Bel Fuse, Inc. (Class B Stock)	10,722	284,133
Benchmark Electronics, Inc.	50,570	1,183,338
Control4 Corp.*	28,350	973,255
CTS Corp.	36,054	1,236,652
Daktronics, Inc.	42,558	333,655
Electro Scientific Industries, Inc.*(a)	37,041	646,365
ePlus, Inc.*	15,010	1,391,427
Fabrinet (Thailand)*	39,730	1,837,910
FARO Technologies, Inc.*	18,534	1,192,663
II-VI, Inc.*(a)	64,012	3,027,768
Insight Enterprises, Inc.*	38,635	2,089,767
Itron, Inc.*	36,380	2,335,596
KEMET Corp.*	62,250	1,154,737
Knowles Corp.*(a)	97,750	1,624,605
Methode Electronics, Inc.	40,296	1,458,715
MTS Systems Corp.(a)	19,485	1,066,804
OSI Systems, Inc.*	18,300	1,396,473
Park Electrochemical Corp.	20,694	403,326
Plexus Corp.*	35,080	2,052,531
Rogers Corp.*	20,081	2,958,333
Sanmina Corp.*	73,940	2,040,744
ScanSource, Inc.*	27,803	1,109,340
TTM Technologies, Inc.*(a)	100,149	1,593,371
		37,274,247
Energy Equipment & Services — 2.1%
Archrock, Inc.	140,450	1,713,490
Bristow Group, Inc.*(a)	38,805	470,705
C&J Energy Services, Inc.*	69,000	1,435,200
CARBO Ceramics, Inc.*(a)	23,150	167,838
Era Group, Inc.*	21,921	270,724
Exterran Corp.*	34,100	904,673
Geospace Technologies Corp.*	14,660	200,842
Gulf Island Fabrication, Inc.	14,827	147,529
Helix Energy Solutions Group, Inc.*	151,110	1,492,967
KLX Energy Services Holdings, Inc.*	22,000	704,220
Matrix Service Co.*	29,113	717,635
McDermott International, Inc.*(a)	—	—
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Newpark Resources, Inc.*	98,550	$ 1,019,993
Noble Corp. PLC*(a)	268,600	1,888,258
Oil States International, Inc.*	65,300	2,167,960
Pioneer Energy Services Corp.*	84,047	247,939
ProPetro Holding Corp.*(a)	79,750	1,315,077
SEACOR Holdings, Inc.*	18,591	918,581
TETRA Technologies, Inc.*	135,891	612,868
Unit Corp.*	58,920	1,535,455
US Silica Holdings, Inc.(a)	84,100	1,583,603
		19,515,557
Equity Real Estate Investment Trusts (REITs) — 5.4%
Acadia Realty Trust(a)	88,715	2,486,681
Agree Realty Corp.(a)	33,800	1,795,456
American Assets Trust, Inc.	41,180	1,535,602
Armada Hoffler Properties, Inc.	53,000	800,830
CareTrust REIT, Inc.(a)	87,855	1,555,912
CBL & Associates Properties, Inc.(a)	187,100	746,529
Cedar Realty Trust, Inc.	95,716	446,037
Chatham Lodging Trust(a)	49,800	1,040,322
Chesapeake Lodging Trust	65,750	2,108,602
Community Healthcare Trust, Inc.	18,900	585,522
DiamondRock Hospitality Co.	226,190	2,639,637
Easterly Government Properties, Inc.(a)	65,500	1,268,735
EastGroup Properties, Inc.	38,933	3,722,773
Four Corners Property Trust, Inc.	72,759	1,869,179
Franklin Street Properties Corp.	116,152	928,054
Getty Realty Corp.	36,514	1,042,840
Global Net Lease, Inc.	77,400	1,613,790
Government Properties Income Trust(a)	107,600	1,214,804
Hersha Hospitality Trust(a)	39,300	890,931
Independence Realty Trust, Inc.	95,400	1,004,562
iStar, Inc.(a)	73,650	822,671
Kite Realty Group Trust	90,772	1,511,354
Lexington Realty Trust	232,386	1,928,804
LTC Properties, Inc.	43,196	1,905,376
National Storage Affiliates Trust	61,550	1,565,832
Pennsylvania Real Estate Investment Trust(a)	69,572	658,151
PS Business Parks, Inc.	21,782	2,768,274
Ramco-Gershenson Properties Trust(a)	86,950	1,182,520
Retail Opportunity Investments Corp.(a)	122,710	2,290,996
Saul Centers, Inc.(a)	12,470	698,320
Summit Hotel Properties, Inc.(a)	113,650	1,537,685
Universal Health Realty Income Trust	13,830	1,029,090
Urstadt Biddle Properties, Inc. (Class A Stock)	32,440	690,648
Washington Prime Group, Inc.(a)	201,900	1,473,870
Whitestone REIT	43,250	600,310
		49,960,699
Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	28,574	1,075,811

A126

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
SpartanNash Co.	38,926	$ 780,855
SUPERVALU, Inc.*	42,085	1,355,979
		3,212,645
Food Products — 1.4%
B&G Foods, Inc.(a)	71,780	1,970,361
Calavo Growers, Inc.(a)	17,080	1,649,928
Cal-Maine Foods, Inc.(a)	32,960	1,591,968
Darling Ingredients, Inc.*	179,180	3,461,757
Dean Foods Co.(a)	98,850	701,835
J&J Snack Foods Corp.	16,358	2,468,259
John B Sanfilippo & Son, Inc.	9,600	685,248
Seneca Foods Corp. (Class A Stock)*	7,420	250,054
		12,779,410
Gas Utilities — 1.0%
Northwest Natural Gas Co.	31,355	2,097,649
South Jersey Industries, Inc.(a)	93,084	3,283,073
Spire, Inc.	55,174	4,058,048
		9,438,770
Health Care Equipment & Supplies — 2.8%
AngioDynamics, Inc.*	40,300	876,122
Anika Therapeutics, Inc.*(a)	15,850	668,553
CONMED Corp.	28,179	2,232,340
CryoLife, Inc.*	36,853	1,297,226
Cutera, Inc.*	14,950	486,623
Heska Corp.*	7,400	838,494
Integer Holdings Corp.*	32,244	2,674,640
Invacare Corp.(a)	35,902	522,374
Lantheus Holdings, Inc.*	41,550	621,173
LeMaitre Vascular, Inc.(a)	17,100	662,454
Meridian Bioscience, Inc.(a)	46,125	687,262
Merit Medical Systems, Inc.*	59,608	3,662,912
Natus Medical, Inc.*	36,465	1,299,977
Neogen Corp.*	56,423	4,035,937
OraSure Technologies, Inc.*	66,300	1,024,335
Orthofix Medical, Inc.*	20,650	1,193,776
Surmodics, Inc.*	14,542	1,085,560
Tactile Systems Technology, Inc.*(a)	18,200	1,293,110
Varex Imaging Corp.*(a)	41,250	1,182,225
		26,345,093
Health Care Providers & Services — 2.8%
Aceto Corp.	33,250	75,145
Amedisys, Inc.*(a)	31,559	3,943,613
AMN Healthcare Services, Inc.*(a)	51,719	2,829,029
BioTelemetry, Inc.*	35,650	2,297,642
Community Health Systems, Inc.*(a)	125,510	434,265
CorVel Corp.*	10,060	606,115
Cross Country Healthcare, Inc.*	39,163	341,893
Diplomat Pharmacy, Inc.*(a)	61,340	1,190,609
Ensign Group, Inc. (The)(a)	53,280	2,020,378
LHC Group, Inc.*	31,728	3,267,667
Magellan Health, Inc.*	26,761	1,928,130
Owens & Minor, Inc.(a)	67,650	1,117,578
Providence Service Corp. (The)*	12,050	810,724
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Quorum Health Corp.*	27,150	$ 159,099
Select Medical Holdings Corp.*	117,860	2,168,624
Tivity Health, Inc.*(a)	43,626	1,402,576
US Physical Therapy, Inc.	13,890	1,647,354
		26,240,441
Health Care Technology — 1.0%
Computer Programs & Systems, Inc.(a)	12,986	348,674
HealthStream, Inc.	27,700	858,977
HMS Holdings Corp.*	90,850	2,980,788
NextGen Healthcare, Inc.*	51,534	1,034,803
Omnicell, Inc.*(a)	42,772	3,075,307
Tabula Rasa HealthCare, Inc.*(a)	18,350	1,489,837
		9,788,386
Hotels, Restaurants & Leisure — 2.2%
Belmond Ltd. (United Kingdom) (Class A Stock)*	97,200	1,773,900
BJ’s Restaurants, Inc.	22,922	1,654,968
Chuy’s Holdings, Inc.*(a)	18,500	485,625
Dave & Buster’s Entertainment, Inc.	42,870	2,838,851
Dine Brands Global, Inc.(a)	19,315	1,570,503
El Pollo Loco Holdings, Inc.*	23,750	298,063
Fiesta Restaurant Group, Inc.*(a)	25,450	680,788
Marcus Corp. (The)	21,408	900,206
Monarch Casino & Resort, Inc.*	12,831	583,169
Penn National Gaming, Inc.*	92,500	3,045,100
Red Robin Gourmet Burgers, Inc.*(a)	14,113	566,637
Ruth’s Hospitality Group, Inc.	30,948	976,409
Shake Shack, Inc. (Class A Stock)*(a)	27,990	1,763,650
Sonic Corp.(a)	37,374	1,619,789
Wingstop, Inc.(a)	31,900	2,177,813
		20,935,471
Household Durables — 1.8%
Cavco Industries, Inc.*	9,350	2,365,550
Ethan Allen Interiors, Inc.(a)	26,789	555,872
Installed Building Products, Inc.*	24,150	941,850
iRobot Corp.*(a)	29,850	3,281,112
La-Z-Boy, Inc.	50,871	1,607,524
LGI Homes, Inc.*(a)	20,280	962,083
M/I Homes, Inc.*	31,020	742,309
MDC Holdings, Inc.	49,185	1,454,892
Meritage Homes Corp.*	41,637	1,661,316
TopBuild Corp.*	38,800	2,204,616
Universal Electronics, Inc.*	14,994	590,014
William Lyon Homes (Class A Stock)*	35,950	571,245
		16,938,383
Household Products — 0.5%
Central Garden & Pet Co.*(a)	11,300	407,252
Central Garden & Pet Co. (Class A Stock)*	44,508	1,474,995
WD-40 Co.(a)	15,159	2,608,864
		4,491,111

A127

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.2%
Raven Industries, Inc.	39,130	$ 1,790,197
Insurance — 3.3%
Ambac Financial Group, Inc.*	49,200	1,004,664
American Equity Investment Life Holding Co.	98,290	3,475,534
AMERISAFE, Inc.	21,014	1,301,817
eHealth, Inc.*	17,491	494,296
Employers Holdings, Inc.	35,715	1,617,889
HCI Group, Inc.(a)	7,980	349,125
Horace Mann Educators Corp.	44,670	2,005,683
James River Group Holdings Ltd.	32,650	1,391,543
Maiden Holdings Ltd.	74,350	211,898
Navigators Group, Inc. (The)	25,336	1,750,718
ProAssurance Corp.	58,386	2,741,223
RLI Corp.(a)	42,470	3,337,293
Safety Insurance Group, Inc.	15,860	1,421,056
Selective Insurance Group, Inc.	64,037	4,066,349
Stewart Information Services Corp.	25,802	1,161,348
Third Point Reinsurance Ltd. (Bermuda)*	85,400	1,110,200
United Fire Group, Inc.	23,201	1,177,915
United Insurance Holdings Corp.	23,200	519,216
Universal Insurance Holdings, Inc.(a)	34,990	1,698,764
		30,836,531
Internet & Direct Marketing Retail — 0.5%
Nutrisystem, Inc.(a)	31,978	1,184,785
PetMed Express, Inc.(a)	22,581	745,399
Shutterfly, Inc.*(a)	36,400	2,398,396
		4,328,580
Internet Software & Services — 1.7%
Alarm.com Holdings, Inc.*(a)	37,900	2,175,460
Blucora, Inc.*	51,862	2,087,445
Liquidity Services, Inc.*	27,600	175,260
LivePerson, Inc.*	62,500	1,621,875
NIC, Inc.	72,200	1,068,560
QuinStreet, Inc.*	39,750	539,408
Shutterstock, Inc.(a)	20,200	1,102,516
SPS Commerce, Inc.*	19,100	1,895,484
Stamps.com, Inc.*(a)	18,660	4,220,892
XO Group, Inc.*	26,795	923,892
		15,810,792
IT Services — 2.3%
CACI International, Inc. (Class A Stock)*	26,934	4,959,896
Cardtronics PLC (Class A Stock)*	40,710	1,288,064
CSG Systems International, Inc.	36,524	1,466,073
EVERTEC, Inc. (Puerto Rico)	65,750	1,584,575
ExlService Holdings, Inc.*	37,350	2,472,570
ManTech International Corp. (Class A Stock)	28,750	1,819,875
Perficient, Inc.*	37,764	1,006,411
Sykes Enterprises, Inc.*	43,410	1,323,571
Travelport Worldwide Ltd.	137,350	2,317,095
TTEC Holdings, Inc.	15,047	389,717
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Unisys Corp.*(a)	55,350	$ 1,129,140
Virtusa Corp.*	29,800	1,600,558
		21,357,545
Leisure Products — 0.6%
Callaway Golf Co.	96,590	2,346,171
Nautilus, Inc.*	32,900	458,955
Sturm Ruger & Co., Inc.(a)	19,067	1,316,576
Vista Outdoor, Inc.*(a)	62,350	1,115,442
		5,237,144
Life Sciences Tools & Services — 0.4%
Cambrex Corp.*(a)	36,182	2,474,849
Luminex Corp.	45,220	1,370,618
		3,845,467
Machinery — 5.8%
Actuant Corp. (Class A Stock)	66,284	1,849,324
Alamo Group, Inc.	10,510	962,821
Albany International Corp. (Class A Stock)	31,614	2,513,313
Astec Industries, Inc.	25,190	1,269,828
Barnes Group, Inc.	51,266	3,641,424
Briggs & Stratton Corp.	45,976	884,118
Chart Industries, Inc.*	33,750	2,643,637
CIRCOR International, Inc.	21,678	1,029,705
EnPro Industries, Inc.	22,858	1,667,034
ESCO Technologies, Inc.	28,231	1,921,120
Federal Signal Corp.	65,550	1,755,429
Franklin Electric Co., Inc.	42,230	1,995,367
Greenbrier Cos., Inc. (The)(a)	35,030	2,105,303
Harsco Corp.*	88,000	2,512,400
Hillenbrand, Inc.	67,818	3,546,881
John Bean Technologies Corp.(a)	34,417	4,105,948
Lindsay Corp.(a)	11,779	1,180,727
Lydall, Inc.*	18,856	812,694
Mueller Industries, Inc.	62,718	1,817,568
Proto Labs, Inc.*(a)	29,450	4,763,537
SPX Corp.*	46,870	1,561,240
SPX FLOW, Inc.*	46,310	2,408,120
Standex International Corp.	14,020	1,461,585
Tennant Co.	19,650	1,492,418
Titan International, Inc.	54,400	403,648
Wabash National Corp.(a)	62,090	1,131,901
Watts Water Technologies, Inc. (Class A Stock)	30,311	2,515,813
		53,952,903
Marine — 0.2%
Matson, Inc.	46,500	1,843,260
Media — 0.5%
EW Scripps Co. (The) (Class A Stock)(a)	62,311	1,028,132
Gannett Co., Inc.(a)	122,640	1,227,626

A128

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
New Media Investment Group, Inc.	58,870	$ 923,670
Scholastic Corp.	30,170	1,408,637
		4,588,065
Metals & Mining — 0.8%
AK Steel Holding Corp.*(a)	342,440	1,677,956
Century Aluminum Co.*	53,213	636,960
Haynes International, Inc.	13,710	486,705
Kaiser Aluminum Corp.	18,160	1,980,530
Materion Corp.	22,078	1,335,719
Olympic Steel, Inc.	9,988	208,449
SunCoke Energy, Inc.*	70,450	818,629
TimkenSteel Corp.*(a)	42,660	634,354
		7,779,302
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	121,850	2,299,309
ARMOUR Residential REIT, Inc.(a)	45,500	1,021,475
Capstead Mortgage Corp.	100,660	796,221
Granite Point Mortgage Trust, Inc.	47,150	909,052
Invesco Mortgage Capital, Inc.	121,500	1,922,130
New York Mortgage Trust, Inc.(a)	151,350	920,208
PennyMac Mortgage Investment Trust	66,130	1,338,471
Redwood Trust, Inc.	90,000	1,461,600
		10,668,466
Multiline Retail — 0.1%
J.C. Penney Co., Inc.*(a)	342,600	568,716
Multi-Utilities — 0.4%
Avista Corp.	71,483	3,614,180
Oil, Gas & Consumable Fuels — 2.2%
Bonanza Creek Energy, Inc.*	20,300	604,534
Carrizo Oil & Gas, Inc.*	92,720	2,336,544
Cloud Peak Energy, Inc.*	81,900	188,370
CONSOL Energy, Inc.*	30,550	1,246,746
Denbury Resources, Inc.*(a)	501,350	3,108,370
Green Plains, Inc.	42,350	728,420
HighPoint Resources Corp.*	119,880	585,014
Laredo Petroleum, Inc.*	165,900	1,355,403
Par Pacific Holdings, Inc.*	30,350	619,140
PDC Energy, Inc.*	71,926	3,521,497
Penn Virginia Corp.*	14,650	1,179,911
Renewable Energy Group, Inc.*(a)	40,450	1,164,960
REX American Resources Corp.*(a)	6,300	475,965
Ring Energy, Inc.*	61,600	610,456
SRC Energy, Inc.*(a)	263,970	2,346,693
		20,072,023
Paper & Forest Products — 1.0%
Boise Cascade Co.	42,390	1,559,952
Clearwater Paper Corp.*	17,850	530,145
KapStone Paper & Packaging Corp.	96,930	3,286,896
Neenah, Inc.	18,388	1,586,885
	Shares	Value
Common Stocks (continued)
Paper & Forest Products (cont’d.)
P.H. Glatfelter Co.	47,510	$ 907,916
Schweitzer-Mauduit International, Inc.	33,546	1,285,147
		9,156,941
Personal Products — 0.6%
Avon Products, Inc. (United Kingdom)*	480,100	1,056,220
Inter Parfums, Inc.	18,800	1,211,660
Medifast, Inc.	13,100	2,902,305
		5,170,185
Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals, Inc.*	37,650	724,386
ANI Pharmaceuticals, Inc.*	8,990	508,295
Assertio Therapeutics, Inc.*(a)	69,220	407,014
Corcept Therapeutics, Inc.*(a)	114,600	1,606,692
Endo International PLC*	216,900	3,650,427
Innoviva, Inc.*(a)	73,800	1,124,712
Lannett Co., Inc.*(a)	36,700	174,325
Medicines Co. (The)*(a)	71,540	2,139,761
Phibro Animal Health Corp. (Class A Stock)	21,950	941,655
Supernus Pharmaceuticals, Inc.*	56,860	2,862,901
		14,140,168
Professional Services — 2.7%
ASGN, Inc.*	56,996	4,498,694
Exponent, Inc.	56,630	3,035,368
Forrester Research, Inc.	11,032	506,369
FTI Consulting, Inc.*	41,650	3,048,364
Heidrick & Struggles International, Inc.	20,664	699,476
Insperity, Inc.	41,558	4,901,766
Kelly Services, Inc. (Class A Stock)	33,939	815,554
Korn/Ferry International	62,000	3,052,880
Navigant Consulting, Inc.	48,850	1,126,481
Resources Connection, Inc.	32,500	539,500
TrueBlue, Inc.*	44,098	1,148,753
WageWorks, Inc.*(a)	43,160	1,845,090
		25,218,295
Real Estate Management & Development — 0.3%
HFF, Inc. (Class A Stock)	42,600	1,809,648
RE/MAX Holdings, Inc. (Class A Stock)	19,400	860,390
		2,670,038
Road & Rail — 0.6%
ArcBest Corp.	28,045	1,361,585
Heartland Express, Inc.(a)	51,548	1,017,042
Marten Transport Ltd.	42,050	885,152
Saia, Inc.*(a)	28,000	2,140,600
		5,404,379
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc.*	42,557	2,198,069
Axcelis Technologies, Inc.*	35,000	687,750
Brooks Automation, Inc.	76,885	2,693,282
Cabot Microelectronics Corp.	27,871	2,875,451
CEVA, Inc.*	23,900	687,125

A129

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cohu, Inc.	31,497	$ 790,575
Diodes, Inc.*	42,970	1,430,471
DSP Group, Inc.*	21,178	252,018
FormFactor, Inc.*	80,350	1,104,812
Ichor Holdings Ltd.*(a)	26,500	541,130
Kopin Corp.*(a)	64,906	157,073
Kulicke & Soffa Industries, Inc. (Singapore)	73,582	1,754,195
MaxLinear, Inc.*(a)	67,950	1,350,846
Nanometrics, Inc.*	26,200	983,024
PDF Solutions, Inc.*	29,900	269,997
Photronics, Inc.*	74,200	730,870
Power Integrations, Inc.	32,030	2,024,296
Rambus, Inc.*	116,500	1,271,015
Rudolph Technologies, Inc.*	34,624	846,557
Semtech Corp.*	72,070	4,007,092
SolarEdge Technologies, Inc.*(a)	46,600	1,754,490
Ultra Clean Holdings, Inc.*	42,250	530,237
Veeco Instruments, Inc.*	52,833	541,538
Xperi Corp.	53,167	789,530
		30,271,443
Software — 1.8%
8x8, Inc.*	101,550	2,157,937
Agilysys, Inc.*	19,132	311,852
Bottomline Technologies DE, Inc.*	39,860	2,898,221
Ebix, Inc.(a)	24,747	1,958,725
MicroStrategy, Inc. (Class A Stock)*	10,270	1,444,167
Monotype Imaging Holdings, Inc.	45,700	923,140
OneSpan, Inc.*	34,050	648,653
Progress Software Corp.	48,997	1,729,104
Qualys, Inc.*	36,520	3,253,932
TiVo Corp.	134,700	1,677,015
		17,002,746
Specialty Retail — 3.9%
Abercrombie & Fitch Co. (Class A Stock)(a)	72,700	1,535,424
Asbury Automotive Group, Inc.*	22,210	1,526,938
Ascena Retail Group, Inc.*(a)	187,900	858,703
Barnes & Noble Education, Inc.*	39,176	225,654
Barnes & Noble, Inc.	61,660	357,628
Big 5 Sporting Goods Corp.(a)	21,637	110,349
Buckle, Inc. (The)(a)	30,759	708,995
Caleres, Inc.	47,004	1,685,563
Cato Corp. (The) (Class A Stock)	24,853	522,410
Chico’s FAS, Inc.	136,400	1,182,588
Children’s Place, Inc. (The)(a)	17,915	2,289,537
DSW, Inc. (Class A Stock)(a)	74,250	2,515,590
Express, Inc.*	80,880	894,533
Francesca’s Holdings Corp.*(a)	38,700	143,577
GameStop Corp. (Class A Stock)	110,550	1,688,099
Genesco, Inc.*(a)	21,632	1,018,867
Group 1 Automotive, Inc.	20,564	1,334,604
Guess?, Inc.(a)	61,560	1,391,256
Haverty Furniture Cos., Inc.(a)	20,761	458,818
Hibbett Sports, Inc.*(a)	20,496	385,325
Kirkland’s, Inc.*	17,000	171,530
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Lithia Motors, Inc. (Class A Stock)(a)	25,290	$ 2,065,181
Lumber Liquidators Holdings, Inc.*(a)	30,822	477,433
MarineMax, Inc.*	24,292	516,205
Monro, Inc.(a)	35,792	2,491,123
Office Depot, Inc.	603,450	1,937,074
Rent-A-Center, Inc.*	48,200	693,116
RH*(a)	21,350	2,797,063
Shoe Carnival, Inc.(a)	11,360	437,360
Sleep Number Corp.*(a)	38,010	1,398,008
Sonic Automotive, Inc. (Class A Stock)	25,647	496,269
Tailored Brands, Inc.(a)	54,237	1,366,230
Tile Shop Holdings, Inc.	42,300	302,445
Vitamin Shoppe, Inc.*(a)	16,950	169,500
Zumiez, Inc.*	20,500	540,175
		36,693,170
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.*(a)	124,100	2,345,490
Cray, Inc.*	44,430	955,245
Diebold Nixdorf, Inc.(a)	82,450	371,025
Electronics For Imaging, Inc.*	48,320	1,646,746
		5,318,506
Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.*	74,143	1,578,505
Fossil Group, Inc.*(a)	49,300	1,147,704
G-III Apparel Group Ltd.*	45,550	2,195,055
Movado Group, Inc.	17,967	752,817
Oxford Industries, Inc.	18,416	1,661,123
Perry Ellis International, Inc.*	13,249	362,095
Steven Madden Ltd.	57,970	3,066,613
Unifi, Inc.*	15,730	445,631
Vera Bradley, Inc.*	23,550	359,373
Wolverine World Wide, Inc.	103,524	4,042,612
		15,611,528
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.*(a)	60,140	2,068,215
Dime Community Bancshares, Inc.	34,521	616,200
HomeStreet, Inc.*	29,300	776,450
Meta Financial Group, Inc.	9,950	822,367
NMI Holdings, Inc. (Class A Stock)*	71,600	1,621,740
Northfield Bancorp, Inc.	51,000	811,920
Northwest Bancshares, Inc.	112,260	1,944,343
Oritani Financial Corp.	42,600	662,430
Provident Financial Services, Inc.	66,960	1,643,868
TrustCo Bank Corp. NY	104,695	889,907
Walker & Dunlop, Inc.	31,320	1,656,202
		13,513,642
Tobacco — 0.2%
Universal Corp.	27,200	1,768,000
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	42,158	3,298,863
DXP Enterprises, Inc.*	17,300	693,211

A130

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Kaman Corp.	30,502	$ 2,036,924
Veritiv Corp.*	12,330	448,812
		6,477,810
Water Utilities — 0.5%
American States Water Co.	39,982	2,444,499
California Water Service Group	52,310	2,244,099
		4,688,598
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	19,630	302,302

Total Common Stocks (cost $547,039,439)		917,789,403
Exchange Traded Fund — 0.7%
iShares Core S&P Small-Cap ETF(a)	71,800	6,263,832
(cost $5,942,319)

Total Long-Term Investments (cost $552,981,758)		924,053,235
Short-Term Investments — 22.5%
Affiliated Mutual Funds — 22.5%
PGIM Core Ultra Short Bond Fund(w)	4,766,328	4,766,328
PGIM Institutional Money Market Fund (cost $204,208,774; includes $203,864,521 of cash collateral for securities on loan)(b)(w)	204,211,211	204,231,633

Total Affiliated Mutual Funds (cost $208,975,102)		208,997,961

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
2.166%	12/20/18	380	378,202
(cost $378,205)

Total Short-Term Investments (cost $209,353,307)			209,376,163

TOTAL INVESTMENTS—121.8% (cost $762,335,065)			1,133,429,398

Liabilities in excess of other assets(z) — (21.8)%			(203,023,098)

Net Assets — 100.0%			$ 930,406,300

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,779,894; cash collateral of $203,864,521 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
68	Russell 2000 E-Mini Index	Dec. 2018	$5,782,720	$(62,031)
A131

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
UBS AG	$—	$378,202
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 21,845,815	$ —	$—
Air Freight & Logistics	6,707,383	—	—
Airlines	7,322,542	—	—
Auto Components	17,238,531	—	—
Automobiles	1,036,965	—	—
Banks	78,899,230	—	—
Beverages	2,006,489	—	—
Biotechnology	28,850,218	—	—
Building Products	21,297,066	—	—
Capital Markets	7,881,681	—	—
Chemicals	26,239,944	—	3
Commercial Services & Supplies	23,073,982	—	—
Communications Equipment	13,934,834	—	—
Construction & Engineering	3,995,700	—	—
Construction Materials	797,790	—	—
Consumer Finance	13,751,186	—	—
Containers & Packaging	888,615	—	—
Distributors	1,697,660	—	—
Diversified Consumer Services	5,669,791	—	—
Diversified Telecommunication Services	11,783,361	—	—
Electric Utilities	2,534,990	—	—
Electrical Equipment	3,714,492	—	—
Electronic Equipment, Instruments & Components	37,274,247	—	—
Energy Equipment & Services	19,515,557	—	—
Equity Real Estate Investment Trusts (REITs)	49,960,699	—	—
Food & Staples Retailing	3,212,645	—	—
Food Products	12,779,410	—	—
Gas Utilities	9,438,770	—	—
Health Care Equipment & Supplies	26,345,093	—	—
Health Care Providers & Services	26,240,441	—	—
Health Care Technology	9,788,386	—	—
Hotels, Restaurants & Leisure	20,935,471	—	—
Household Durables	16,938,383	—	—
Household Products	4,491,111	—	—
Industrial Conglomerates	1,790,197	—	—
Insurance	30,836,531	—	—
Internet & Direct Marketing Retail	4,328,580	—	—
Internet Software & Services	15,810,792	—	—
IT Services	21,357,545	—	—
Leisure Products	5,237,144	—	—
Life Sciences Tools & Services	3,845,467	—	—
A132

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Machinery	$ 53,952,903	$ —	$—
Marine	1,843,260	—	—
Media	4,588,065	—	—
Metals & Mining	7,779,302	—	—
Mortgage Real Estate Investment Trusts (REITs)	10,668,466	—	—
Multiline Retail	568,716	—	—
Multi-Utilities	3,614,180	—	—
Oil, Gas & Consumable Fuels	20,072,023	—	—
Paper & Forest Products	9,156,941	—	—
Personal Products	5,170,185	—	—
Pharmaceuticals	14,140,168	—	—
Professional Services	25,218,295	—	—
Real Estate Management & Development	2,670,038	—	—
Road & Rail	5,404,379	—	—
Semiconductors & Semiconductor Equipment	30,271,443	—	—
Software	17,002,746	—	—
Specialty Retail	36,693,170	—	—
Technology Hardware, Storage & Peripherals	5,318,506	—	—
Textiles, Apparel & Luxury Goods	15,611,528	—	—
Thrifts & Mortgage Finance	13,513,642	—	—
Tobacco	1,768,000	—	—
Trading Companies & Distributors	6,477,810	—	—
Water Utilities	4,688,598	—	—
Wireless Telecommunication Services	302,302	—	—
Exchange Traded Fund	6,263,832	—	—
Affiliated Mutual Funds	208,997,961	—	—
U.S. Treasury Obligation	—	378,202	—
Other Financial Instruments*
Futures Contracts	(62,031)	—	—
Total	$1,132,989,162	$378,202	$ 3

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
A133

SP INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks — 97.2%
Argentina — 0.4%
MercadoLibre, Inc.(a)	987	$ 336,044
Australia — 3.5%
Aristocrat Leisure Ltd.	14,990	308,017
BHP Billiton PLC	28,161	613,632
Cochlear Ltd.	4,321	626,590
CSL Ltd.	3,980	579,035
Insurance Australia Group Ltd.	36,041	190,514
Macquarie Group Ltd.	6,752	613,477
		2,931,265
Austria — 0.4%
BAWAG Group AG, 144A	7,513	349,280
Belgium — 0.9%
KBC Group NV	10,390	776,809
Canada — 5.5%
Alimentation Couche-Tard, Inc. (Class B Stock)	7,196	359,953
Brookfield Asset Management, Inc. (Class A Stock)	13,137	584,991
Canadian National Railway Co.	7,615	683,295
Dollarama, Inc.	9,986	314,582
Rogers Communications, Inc. (Class B Stock)	7,003	360,167
Shopify, Inc. (Class A Stock)*(a)	4,539	746,484
Suncor Energy, Inc.	20,373	788,327
Toronto-Dominion Bank (The)	11,129	676,279
		4,514,078
China — 7.8%
Alibaba Group Holding Ltd., ADR*(a)	17,794	2,931,739
Baidu, Inc., ADR*	1,084	247,889
China Merchants Bank Co. Ltd. (Class H Stock)	122,500	496,816
Kweichow Moutai Co. Ltd. (Class A Stock)	4,444	471,706
NetEase, Inc., ADR	1,158	264,314
Tencent Holdings Ltd.	49,778	2,052,578
		6,465,042
Denmark — 2.5%
Coloplast A/S (Class B Stock)	4,578	467,530
Novo Nordisk A/S (Class B Stock)	9,202	433,602
Novozymes A/S (Class B Stock)	11,229	615,712
Orsted A/S, 144A	7,749	526,621
		2,043,465
France — 13.6%
Air Liquide SA	1,627	213,758
Airbus SE	5,767	724,072
Arkema SA	5,036	624,003
Capgemini SE	4,515	567,897
Dassault Systemes SE	6,639	993,514
Kering SA	1,130	605,719
L’Oreal SA	5,567	1,341,316
	Shares	Value
Common Stocks (continued)
France (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE	4,877	$ 1,724,020
Pernod Ricard SA	5,818	954,565
Remy Cointreau SA	4,043	525,734
Safran SA	8,661	1,213,755
Schneider Electric SE	3,354	270,118
SPIE SA	11,510	228,940
TOTAL SA	15,322	991,558
Valeo SA	6,539	285,065
		11,264,034
Germany — 7.1%
Brenntag AG	4,035	248,732
Continental AG	1,642	285,355
CTS Eventim AG & Co. KGaA	8,003	358,892
Deutsche Boerse AG	2,199	294,161
Fresenius SE & Co. KGaA	4,378	320,844
Gerresheimer AG	3,216	271,684
Infineon Technologies AG	55,255	1,252,826
Rational AG	480	347,310
SAP SE	3,744	460,588
SAP SE, ADR	3,765	463,095
Scout24 AG, 144A	3,994	185,778
Wirecard AG	6,405	1,392,982
		5,882,247
Hong Kong — 2.9%
AIA Group Ltd.	132,800	1,188,404
Galaxy Entertainment Group Ltd.	46,000	291,447
Techtronic Industries Co. Ltd.	148,936	956,366
		2,436,217
India — 1.9%
HDFC Bank Ltd., ADR	11,287	1,062,107
Maruti Suzuki India Ltd.	5,088	515,333
		1,577,440
Ireland — 1.8%
AerCap Holdings NV*	8,175	470,226
CRH PLC	8,243	269,519
Kerry Group PLC (Class A Stock)	2,361	260,854
Kingspan Group PLC	9,782	456,086
		1,456,685
Israel — 0.9%
Check Point Software Technologies Ltd.*(a)	4,617	543,282
Tower Semiconductor Ltd.*	8,300	180,608
		723,890
Italy — 2.6%
Brembo SpA	2,050	26,792
Brunello Cucinelli SpA	19,454	757,985
Ferrari NV	6,077	832,519
PRADA SpA	117,196	562,851
		2,180,147
A134

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan — 10.8%
Bridgestone Corp.	8,600	$ 324,283
Daikin Industries Ltd.	9,300	1,237,485
Hoya Corp.	4,800	285,307
Kansai Paint Co. Ltd.	16,900	310,638
Kao Corp.	5,100	411,841
Keyence Corp.	3,860	2,244,513
Kose Corp.	3,374	642,638
Nabtesco Corp.	8,300	220,083
Nitori Holdings Co. Ltd.	2,800	401,272
Omron Corp.	4,100	172,776
ORIX Corp.(a)	29,600	477,945
Sanwa Holdings Corp.	12,100	143,964
Shionogi & Co. Ltd.	6,700	437,140
Shiseido Co. Ltd.	7,100	551,354
SMC Corp.	1,250	399,418
Suzuki Motor Corp.	6,300	360,546
Toyota Motor Corp.	4,700	293,423
		8,914,626
Luxembourg — 0.4%
Tenaris SA	17,289	289,282
Netherlands — 5.0%
Adyen NV, 144A*	1,302	1,065,426
ASML Holding NV	6,499	1,212,021
Heineken NV	3,722	348,514
Koninklijke Philips NV	14,526	660,321
NXP Semiconductors NV	2,919	249,575
Royal Dutch Shell PLC (Class A Stock)	16,175	552,549
		4,088,406
Portugal — 0.3%
Galp Energia SGPS SA	13,100	259,846
Singapore — 0.3%
DBS Group Holdings Ltd.	14,300	272,849
South Africa — 0.3%
Bid Corp. Ltd.	10,419	217,179
Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	11,845	503,735
Amadeus IT Group SA	7,331	680,263
		1,183,998
Sweden — 2.6%
Atlas Copco AB (Class A Stock)	14,054	404,685
Epiroc AB (Class A Stock)*	33,165	370,731
Hexagon AB (Class B Stock)	19,112	1,120,255
Swedbank AB (Class A Stock)	9,758	241,586
		2,137,257
Switzerland — 9.7%
Cie Financiere Richemont SA	3,249	263,807
Ferguson PLC	9,306	788,866
Geberit AG	811	375,581
Givaudan SA	463	1,135,185
Julius Baer Group Ltd.*	6,649	330,676
Lonza Group AG*	2,020	687,978
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Novartis AG	4,590	$ 393,307
Partners Group Holding AG	1,146	906,801
Roche Holding AG	1,905	461,027
SGS SA	157	412,479
SIG Combibloc Group AG*	10,166	127,412
Sonova Holding AG	1,730	342,141
Straumann Holding AG	1,202	902,534
Temenos AG*	3,221	521,204
UBS Group AG*	21,164	332,591
		7,981,589
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	84,000	719,771
United Kingdom — 11.4%
Ashtead Group PLC	25,774	821,472
ASOS PLC*	8,629	647,239
AstraZeneca PLC	8,265	643,636
Bunzl PLC	17,484	549,680
Compass Group PLC	44,466	987,837
DCC PLC	2,805	254,462
Experian PLC	20,969	538,443
Howden Joinery Group PLC	6,390	39,082
IMI PLC	21,986	313,646
Lloyds Banking Group PLC	385,059	296,630
London Stock Exchange Group PLC	12,378	739,775
Prudential PLC	16,585	380,469
Reckitt Benckiser Group PLC	3,568	325,838
RELX PLC	43,055	906,195
Segro PLC, REIT	42,737	355,125
Spectris PLC	6,035	186,544
St. James’s Place PLC	85,555	1,276,016
Unilever NV, CVA	2,375	131,994
		9,394,083
United States — 2.3%
Albemarle Corp.(a)	2,427	242,166
Aon PLC	3,228	496,402
Core Laboratories NV	2,183	252,857
Samsonite International SA, 144A*	109,692	407,838
Sensata Technologies Holding PLC*	9,314	461,509
		1,860,772

Total Common Stocks (cost $59,052,532)		80,256,301
Preferred Stocks — 1.3%
Germany
Henkel AG & Co. KGaA (PRFC)	2,649	310,315
Sartorius AG (PRFC)	4,914	796,461

Total Preferred Stocks (cost $644,236)		1,106,776

Total Long-Term Investments (cost $59,696,768)		81,363,077

A135

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value

Short-Term Investments — 6.7%
Affiliated Mutual Funds — 6.5%
PGIM Core Ultra Short Bond Fund(w)	392,690	$ 392,690
PGIM Institutional Money Market Fund (cost $4,953,955; includes $4,946,936 of cash collateral for securities on loan)(b)(w)	4,953,624	4,954,118

Total Affiliated Mutual Funds (cost $5,346,645)		5,346,808
Unaffiliated Fund — 0.2%
BlackRock Liquidity Funds FedFund Portfolio	150,477	150,477
(cost $150,477)

Total Short-Term Investments (cost $5,497,122)		5,497,285

TOTAL INVESTMENTS—105.2% (cost $65,193,890)		86,860,362

Liabilities in excess of other assets — (5.2)%		(4,280,542)

Net Assets — 100.0%		$ 82,579,820

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,803,546; cash collateral of $4,946,936 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 336,044	$ —	$—
Australia	—	2,931,265	—
Austria	—	349,280	—
Belgium	—	776,809	—
Canada	4,514,078	—	—
China	3,443,942	3,021,100	—
Denmark	—	2,043,465	—
France	—	11,264,034	—
Germany	463,095	5,419,152	—
Hong Kong	—	2,436,217	—
India	1,062,107	515,333	—
Ireland	470,226	986,459	—
Israel	723,890	—	—
Italy	—	2,180,147	—
Japan	—	8,914,626	—
Luxembourg	—	289,282	—
Netherlands	249,575	3,838,831	—
Portugal	—	259,846	—
Singapore	—	272,849	—
South Africa	—	217,179	—
Spain	—	1,183,998	—
A136

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Sweden	$ —	$ 2,137,257	$—
Switzerland	127,412	7,854,177	—
Taiwan	—	719,771	—
United Kingdom	—	9,394,083	—
United States	1,452,934	407,838	—
Preferred Stocks
Germany	—	1,106,776	—
Affiliated Mutual Funds	5,346,808	—	—
Unaffiliated Fund	150,477	—	—
Total	$18,340,588	$68,519,774	$—
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:
Internet Software & Services	8.1%
Affiliated Mutual Funds (6.0% represents investments purchased with collateral from securities on loan)	6.5
Capital Markets	6.1
Textiles, Apparel & Luxury Goods	5.2
Banks	5.0
Health Care Equipment & Supplies	4.9
Electronic Equipment, Instruments & Components	4.5
IT Services	4.5
Semiconductors & Semiconductor Equipment	4.4
Chemicals	3.9
Personal Products	3.8
Software	3.7
Trading Companies & Distributors	3.6
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	2.9
Beverages	2.8
Building Products	2.8
Insurance	2.7
Machinery	2.6
Aerospace & Defense	2.4
Automobiles	2.3
Professional Services	2.2
Hotels, Restaurants & Leisure	1.9
Household Durables	1.2
Life Sciences Tools & Services	1.1
Auto Components	1.0
Electrical Equipment	0.9%
Road & Rail	0.8
Internet & Direct Marketing Retail	0.8
Household Products	0.8
Metals & Mining	0.7
Biotechnology	0.7
Food & Staples Retailing	0.7
Energy Equipment & Services	0.7
Electric Utilities	0.6
Construction & Engineering	0.6
Diversified Financial Services	0.6
Specialty Retail	0.5
Wireless Telecommunication Services	0.5
Media	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Health Care Providers & Services	0.4
Multiline Retail	0.4
Construction Materials	0.3
Food Products	0.3
Industrial Conglomerates	0.3
Commercial Services & Supplies	0.3
Unaffiliated Fund	0.2
105.2
Liabilities in excess of other assets	(5.2)
100.0%
A137

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks
Aerospace & Defense — 2.0%
BWX Technologies, Inc.	38,858	$ 2,430,179
Hexcel Corp.	41,407	2,776,340
		5,206,519
Air Freight & Logistics — 0.9%
XPO Logistics, Inc.*	20,782	2,372,681
Auto Components — 1.0%
Aptiv PLC	29,237	2,452,984
Banks — 1.2%
Pinnacle Financial Partners, Inc.(a)	28,533	1,716,260
SVB Financial Group*	4,136	1,285,593
		3,001,853
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc.*	20,928	2,909,201
BioMarin Pharmaceutical, Inc.*(a)	28,617	2,774,991
		5,684,192
Capital Markets — 4.4%
Affiliated Managers Group, Inc.	20,775	2,840,358
Lazard Ltd. (Class A Stock)	41,993	2,021,123
Moody’s Corp.	18,109	3,027,825
TD Ameritrade Holding Corp.	66,590	3,517,950
		11,407,256
Chemicals — 2.9%
Albemarle Corp.(a)	24,248	2,419,465
Celanese Corp.	14,420	1,643,880
FMC Corp.	38,228	3,332,717
		7,396,062
Commercial Services & Supplies — 2.1%
Cintas Corp.	12,186	2,410,513
Stericycle, Inc.*	52,934	3,106,167
		5,516,680
Communications Equipment — 1.8%
Palo Alto Networks, Inc.*	19,993	4,503,623
Construction & Engineering — 1.0%
Quanta Services, Inc.*	75,406	2,517,052
Construction Materials — 1.1%
Vulcan Materials Co.	25,628	2,849,834
Consumer Finance — 1.5%
SLM Corp.*	337,284	3,760,717
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.*	16,611	1,957,440
Electrical Equipment — 2.0%
AMETEK, Inc.	63,899	5,055,689
Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp. (Class A Stock)	41,348	3,887,539
CDW Corp.	42,350	3,765,762
Flex Ltd.*	96,847	1,270,633
		8,923,934
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 3.2%
Equinix, Inc.	7,030	$ 3,043,217
SBA Communications Corp.*	31,648	5,083,618
		8,126,835
Food Products — 1.4%
Lamb Weston Holdings, Inc.	19,187	1,277,854
McCormick & Co., Inc.(a)	17,884	2,356,217
		3,634,071
Health Care Equipment & Supplies — 4.1%
Edwards Lifesciences Corp.*	26,580	4,627,578
Hill-Rom Holdings, Inc.	32,457	3,063,941
Teleflex, Inc.	10,528	2,801,395
		10,492,914
Health Care Providers & Services — 3.2%
Centene Corp.*	36,762	5,322,402
Laboratory Corp. of America Holdings*	16,513	2,867,978
		8,190,380
Hotels, Restaurants & Leisure — 4.9%
Aramark	55,633	2,393,332
Dunkin’ Brands Group, Inc.	17,310	1,276,093
Hilton Worldwide Holdings, Inc.	50,246	4,058,872
Norwegian Cruise Line Holdings Ltd.*	54,126	3,108,456
Vail Resorts, Inc.	6,555	1,798,823
		12,635,576
Household Durables — 0.1%
Mohawk Industries, Inc.*	1,081	189,553
Household Products — 1.8%
Church & Dwight Co., Inc.(a)	46,765	2,776,438
Clorox Co. (The)(a)	12,604	1,895,768
		4,672,206
Industrial Conglomerates — 2.2%
Roper Technologies, Inc.	18,718	5,544,459
Internet Software & Services — 1.0%
GrubHub, Inc.*	12,423	1,722,076
Shopify, Inc. (Canada) (Class A Stock)*(a)	5,056	831,510
		2,553,586
IT Services — 7.6%
Fidelity National Information Services, Inc.	43,099	4,700,808
FleetCor Technologies, Inc.*	17,046	3,883,761
Global Payments, Inc.	41,039	5,228,368
Worldpay, Inc. (Class A Stock)*	55,188	5,588,889
		19,401,826
Life Sciences Tools & Services — 2.6%
Illumina, Inc.*	7,253	2,662,286
IQVIA Holdings, Inc.*	17,691	2,295,230
PRA Health Sciences, Inc.*	16,351	1,801,717
		6,759,233
A138

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery — 1.8%
Fortive Corp.(a)	35,093	$ 2,954,830
Stanley Black & Decker, Inc.	11,384	1,667,073
		4,621,903
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Starwood Property Trust, Inc.	146,418	3,150,915
Multiline Retail — 1.4%
Dollar General Corp.	24,207	2,645,825
Dollar Tree, Inc.*	11,990	977,785
		3,623,610
Oil, Gas & Consumable Fuels — 2.2%
Noble Energy, Inc.	110,483	3,445,965
Targa Resources Corp.	39,588	2,229,200
		5,675,165
Pharmaceuticals — 1.0%
Catalent, Inc.*	8,522	388,177
Elanco Animal Health, Inc.*	6,149	214,539
Zoetis, Inc.	21,035	1,925,964
		2,528,680
Professional Services — 3.2%
CoStar Group, Inc.*	6,267	2,637,404
IHS Markit Ltd.*	73,674	3,975,449
Verisk Analytics, Inc.*	14,092	1,698,791
		8,311,644
Real Estate Management & Development — 2.7%
CBRE Group, Inc. (Class A Stock)*	96,719	4,265,308
Howard Hughes Corp. (The)*	21,296	2,645,389
		6,910,697
Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	23,545	2,800,442
Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	46,313	4,282,100
Lam Research Corp.(a)	10,529	1,597,249
Marvell Technology Group Ltd.	227,650	4,393,645
Microchip Technology, Inc.(a)	39,489	3,116,077
Universal Display Corp.(a)	22,137	2,609,952
		15,999,023
Software — 9.5%
Guidewire Software, Inc.*	29,462	2,975,957
HubSpot, Inc.*	10,433	1,574,861
Proofpoint, Inc.*	17,163	1,824,942
Red Hat, Inc.*	38,290	5,218,161
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
ServiceNow, Inc.*	29,950	$ 5,859,119
Splunk, Inc.*	38,542	4,660,113
Take-Two Interactive Software, Inc.*	15,790	2,178,862
		24,292,015
Specialty Retail — 5.9%
Advance Auto Parts, Inc.	27,119	4,564,941
Burlington Stores, Inc.*	18,678	3,043,020
Ross Stores, Inc.	41,801	4,142,479
Ulta Beauty, Inc.*	11,848	3,342,558
		15,092,998
Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	10,942	1,580,025

Total Long-Term Investments (cost $172,633,379)		249,394,272
Short-Term Investments — 11.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,695,135	6,695,135
PGIM Institutional Money Market Fund (cost $22,447,151; includes $22,412,681 of cash collateral for securities on loan)(b)(w)	22,447,655	22,449,900

Total Short-Term Investments (cost $29,142,286)		29,145,035

TOTAL INVESTMENTS—108.7% (cost $201,775,665)		278,539,307

Liabilities in excess of other assets — (8.7)%		(22,329,041)

Net Assets — 100.0%		$ 256,210,266

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,007,372; cash collateral of $22,412,681 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
A139

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 5,206,519	$—	$—
Air Freight & Logistics	2,372,681	—	—
Auto Components	2,452,984	—	—
Banks	3,001,853	—	—
Biotechnology	5,684,192	—	—
Capital Markets	11,407,256	—	—
Chemicals	7,396,062	—	—
Commercial Services & Supplies	5,516,680	—	—
Communications Equipment	4,503,623	—	—
Construction & Engineering	2,517,052	—	—
Construction Materials	2,849,834	—	—
Consumer Finance	3,760,717	—	—
Diversified Consumer Services	1,957,440	—	—
Electrical Equipment	5,055,689	—	—
Electronic Equipment, Instruments & Components	8,923,934	—	—
Equity Real Estate Investment Trusts (REITs)	8,126,835	—	—
Food Products	3,634,071	—	—
Health Care Equipment & Supplies	10,492,914	—	—
Health Care Providers & Services	8,190,380	—	—
Hotels, Restaurants & Leisure	12,635,576	—	—
Household Durables	189,553	—	—
Household Products	4,672,206	—	—
Industrial Conglomerates	5,544,459	—	—
Internet Software & Services	2,553,586	—	—
IT Services	19,401,826	—	—
Life Sciences Tools & Services	6,759,233	—	—
Machinery	4,621,903	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,150,915	—	—
Multiline Retail	3,623,610	—	—
Oil, Gas & Consumable Fuels	5,675,165	—	—
Pharmaceuticals	2,528,680	—	—
Professional Services	8,311,644	—	—
Real Estate Management & Development	6,910,697	—	—
Road & Rail	2,800,442	—	—
Semiconductors & Semiconductor Equipment	15,999,023	—	—
Software	24,292,015	—	—
Specialty Retail	15,092,998	—	—
Textiles, Apparel & Luxury Goods	1,580,025	—	—
Affiliated Mutual Funds	29,145,035	—	—
Total	$278,539,307	$—	$—
A140

SP SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 96.9%
Common Stocks — 95.4%
Aerospace & Defense — 1.7%
Curtiss-Wright Corp.	9,585	$ 1,317,171
Esterline Technologies Corp.*	9,817	892,856
KLX, Inc.*	1,513	94,986
Moog, Inc. (Class A Stock)	15,720	1,351,448
		3,656,461
Air Freight & Logistics — 1.2%
Air Transport Services Group, Inc.*	49,542	1,063,667
Echo Global Logistics, Inc.*	16,349	506,001
XPO Logistics, Inc.*	8,918	1,018,168
		2,587,836
Airlines — 1.1%
SkyWest, Inc.	23,756	1,399,228
Spirit Airlines, Inc.*(a)	21,510	1,010,325
		2,409,553
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.*	33,251	579,897
Standard Motor Products, Inc.	4,190	206,232
		786,129
Banks — 17.4%
Amalgamated Bank (Class A Stock)*(a)	16,173	311,977
Ameris Bancorp	24,268	1,109,048
BancorpSouth Bank	28,433	929,759
Banner Corp.	30,155	1,874,736
Boston Private Financial Holdings, Inc.	50,916	695,003
Brookline Bancorp, Inc.	42,413	708,297
Bryn Mawr Bank Corp.	10,937	512,945
CenterState Bank Corp.	47,992	1,346,176
Chemical Financial Corp.	27,376	1,461,878
Columbia Banking System, Inc.	40,160	1,557,003
Community Bank System, Inc.(a)	21,238	1,297,005
ConnectOne Bancorp, Inc.	29,681	704,924
CVB Financial Corp.(a)	69,361	1,548,138
FB Financial Corp.	9,508	372,523
First Financial Bankshares, Inc.(a)	24,158	1,427,738
First Merchants Corp.	31,732	1,427,623
First Midwest Bancorp, Inc.	39,722	1,056,208
First of Long Island Corp. (The)	14,156	307,893
Flushing Financial Corp.	23,193	565,909
Glacier Bancorp, Inc.(a)	38,961	1,678,830
Great Western Bancorp, Inc.	41,796	1,763,373
Guaranty Bancorp	14,971	444,639
Heritage Financial Corp.	20,345	715,127
Home BancShares, Inc.	33,633	736,563
Independent Bank Corp.(a)	18,631	1,538,921
Independent Bank Group, Inc.	17,737	1,175,963
Lakeland Financial Corp.	20,978	975,057
LegacyTexas Financial Group, Inc.	39,127	1,666,810
National Commerce Corp.*	10,907	450,459
Old Line Bancshares, Inc.	6,666	210,912
Pinnacle Financial Partners, Inc.	20,763	1,248,894
Renasant Corp.	35,355	1,456,980
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Sandy Spring Bancorp, Inc.	13,906	$ 546,645
South State Corp.	18,049	1,480,018
Texas Capital Bancshares, Inc.*	9,516	786,497
Towne Bank	22,517	694,649
TriCo Bancshares	14,509	560,338
Union Bankshares Corp.	17,794	685,603
		38,031,061
Biotechnology — 0.4%
Emergent BioSolutions, Inc.*	14,400	947,952
Capital Markets — 1.3%
BrightSphere Investment Group PLC	49,868	618,363
Houlihan Lokey, Inc.	13,758	618,147
Stifel Financial Corp.	25,590	1,311,743
Virtu Financial, Inc. (Class A Stock)(a)	15,541	317,814
		2,866,067
Chemicals — 1.4%
HB Fuller Co.	19,753	1,020,638
Ingevity Corp.*	10,005	1,019,309
Quaker Chemical Corp.	4,235	856,359
Trinseo SA	917	71,801
Tronox Ltd. (Class A Stock)	12,241	146,280
		3,114,387
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	25,675	828,019
Advanced Disposal Services, Inc.*	31,008	839,696
Mobile Mini, Inc.	17,922	785,880
US Ecology, Inc.	11,376	838,980
		3,292,575
Communications Equipment — 2.1%
Ciena Corp.*	55,781	1,742,598
NetScout Systems, Inc.*(a)	47,939	1,210,460
Viavi Solutions, Inc.*	147,152	1,668,704
		4,621,762
Construction & Engineering — 1.1%
EMCOR Group, Inc.	12,133	911,310
Granite Construction, Inc.	11,124	508,367
KBR, Inc.	44,496	940,200
		2,359,877
Construction Materials — 0.2%
Eagle Materials, Inc.	4,098	349,314
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	21,718	1,046,807
Chegg, Inc.*(a)	24,323	691,503
		1,738,310
Electric Utilities — 3.7%
ALLETE, Inc.	23,774	1,783,288
El Paso Electric Co.	18,698	1,069,525
IDACORP, Inc.	23,094	2,291,618
A141

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
PNM Resources, Inc.	32,994	$ 1,301,613
Portland General Electric Co.	37,615	1,715,620
		8,161,664
Electronic Equipment, Instruments & Components — 2.0%
CTS Corp.	26,048	893,446
II-VI, Inc.*(a)	22,066	1,043,722
Knowles Corp.*	31,272	519,741
Rogers Corp.*	3,395	500,151
SYNNEX Corp.	8,193	693,947
Tech Data Corp.*	10,624	760,360
		4,411,367
Energy Equipment & Services — 1.8%
Apergy Corp.*	28,540	1,243,202
Cactus, Inc. (Class A Stock)*	30,070	1,151,080
Nabors Industries Ltd.	191,328	1,178,581
NCS Multistage Holdings, Inc.*(a)	17,718	292,524
		3,865,387
Equity Real Estate Investment Trusts (REITs) — 9.2%
Acadia Realty Trust	67,980	1,905,479
Chatham Lodging Trust	21,660	452,477
Chesapeake Lodging Trust	74,839	2,400,087
Columbia Property Trust, Inc.	86,316	2,040,510
CyrusOne, Inc.	30,174	1,913,032
Healthcare Realty Trust, Inc.	59,768	1,748,812
Hudson Pacific Properties, Inc.	27,716	906,868
Life Storage, Inc.	13,727	1,306,261
National Health Investors, Inc.	23,088	1,745,222
Pebblebrook Hotel Trust(a)	63,947	2,325,752
Preferred Apartment Communities, Inc. (Class A Stock)	10,508	184,731
PS Business Parks, Inc.	11,893	1,511,481
RLJ Lodging Trust	76,041	1,675,183
		20,115,895
Food & Staples Retailing — 0.3%
Performance Food Group Co.*	16,972	565,168
SpartanNash Co.	8,138	163,248
		728,416
Food Products — 0.9%
Hostess Brands, Inc.*(a)	61,017	675,458
Simply Good Foods Co. (The)*	68,000	1,322,600
		1,998,058
Gas Utilities — 1.8%
Chesapeake Utilities Corp.	12,422	1,042,206
New Jersey Resources Corp.	30,954	1,426,979
South Jersey Industries, Inc.(a)	41,372	1,459,191
		3,928,376
Health Care Equipment & Supplies — 1.8%
Avanos Medical, Inc.*	22,617	1,549,265
CONMED Corp.	14,378	1,139,025
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Orthofix Medical, Inc.*	10,961	$ 633,655
Wright Medical Group NV*	23,344	677,443
		3,999,388
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*(a)	16,793	591,113
AMN Healthcare Services, Inc.*(a)	7,968	435,850
		1,026,963
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	118,445	1,687,841
HMS Holdings Corp.*	25,207	827,042
		2,514,883
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.(a)	24,746	837,652
Del Taco Restaurants, Inc.*	9,760	115,266
Dine Brands Global, Inc.(a)	10,814	879,286
Eldorado Resorts, Inc.*(a)	37,193	1,807,580
Extended Stay America, Inc., UTS	16,179	327,301
Jack in the Box, Inc.	5,420	454,359
Marriott Vacations Worldwide Corp.	6,652	743,361
Penn National Gaming, Inc.*	9,027	297,169
Red Rock Resorts, Inc. (Class A Stock)	21,525	573,641
		6,035,615
Household Durables — 0.6%
Meritage Homes Corp.*	14,276	569,612
Taylor Morrison Home Corp. (Class A Stock)*	7,829	141,235
TopBuild Corp.*	9,285	527,574
William Lyon Homes (Class A Stock)*	8,053	127,962
		1,366,383
Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*	18,158	601,756
Insurance — 4.8%
AMERISAFE, Inc.	9,912	614,048
CNO Financial Group, Inc.	62,367	1,323,428
Enstar Group Ltd. (Bermuda)*	4,405	918,443
James River Group Holdings Ltd.	23,560	1,004,127
Kemper Corp.	8,803	708,201
Kinsale Capital Group, Inc.	18,662	1,191,755
Primerica, Inc.	9,185	1,107,252
ProAssurance Corp.	16,858	791,483
RLI Corp.(a)	14,143	1,111,357
Selective Insurance Group, Inc.	27,458	1,743,583
		10,513,677
Internet & Direct Marketing Retail — 0.2%
Liberty Expedia Holdings, Inc. (Class A Stock)*	7,415	348,802

A142

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet Software & Services — 1.0%
Cars.com, Inc.*(a)	34,123	$ 942,136
Cornerstone OnDemand, Inc.*	23,209	1,317,111
		2,259,247
IT Services — 1.3%
Acxiom Holdings, Inc.*	19,283	952,773
CACI International, Inc. (Class A Stock)*	10,006	1,842,605
		2,795,378
Leisure Products — 0.3%
Callaway Golf Co.	26,872	652,721
Life Sciences Tools & Services — 0.9%
Cambrex Corp.*(a)	9,068	620,251
Syneos Health, Inc.*	27,758	1,430,925
		2,051,176
Machinery — 3.8%
CIRCOR International, Inc.(a)	17,291	821,323
Federal Signal Corp.	34,525	924,579
ITT, Inc.	15,571	953,879
Navistar International Corp.*	10,343	398,206
RBC Bearings, Inc.*	6,100	917,196
Rexnord Corp.*	59,919	1,845,505
Tennant Co.	5,851	444,383
TriMas Corp.*	38,697	1,176,389
Watts Water Technologies, Inc. (Class A Stock)	10,574	877,642
		8,359,102
Media — 1.9%
Liberty Latin America Ltd. (Chile) (Class C Stock)*	42,768	882,304
Live Nation Entertainment, Inc.*	31,595	1,720,980
Nexstar Media Group, Inc. (Class A Stock)(a)	10,551	858,851
TEGNA, Inc.	61,711	738,063
		4,200,198
Metals & Mining — 2.0%
Allegheny Technologies, Inc.*(a)	61,832	1,827,136
Carpenter Technology Corp.	9,510	560,614
Cleveland-Cliffs, Inc.*(a)	43,971	556,673
Commercial Metals Co.	35,063	719,493
Constellium NV (Class A Stock)*	66,135	816,767
		4,480,683
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	24,363	816,404
Granite Point Mortgage Trust, Inc.	34,658	668,206
MFA Financial, Inc.	163,441	1,201,291
PennyMac Mortgage Investment Trust	35,702	722,609
Two Harbors Investment Corp.	81,435	1,215,825
		4,624,335
	Shares	Value
Common Stocks (continued)
Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)(a)	2,670	$ 203,828
Oil, Gas & Consumable Fuels — 5.9%
Callon Petroleum Co.*(a)	158,324	1,898,305
Centennial Resource Development, Inc. (Class A Stock)*(a)	31,025	677,896
Delek US Holdings, Inc.	20,678	877,368
Falcon Minerals Corp.*	49,195	541,145
Golar LNG Ltd. (Bermuda)(a)	55,221	1,535,144
Matador Resources Co.*	19,746	652,605
Oasis Petroleum, Inc.*	110,136	1,561,729
PBF Energy, Inc. (Class A Stock)	8,699	434,167
PDC Energy, Inc.*	23,077	1,129,850
SRC Energy, Inc.*	91,056	809,488
Viper Energy Partners LP	6,644	279,712
WPX Energy, Inc.*	125,869	2,532,484
		12,929,893
Personal Products — 0.1%
Edgewell Personal Care Co.*	4,521	209,006
Pharmaceuticals — 0.4%
Mallinckrodt PLC*(a)	26,752	784,101
Professional Services — 0.3%
ASGN, Inc.*	7,029	554,799
Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	52,688	1,132,792
Road & Rail — 0.4%
Marten Transport Ltd.	5,953	125,311
Saia, Inc.*	9,829	751,427
		876,738
Semiconductors & Semiconductor Equipment — 2.0%
Cree, Inc.*(a)	33,645	1,274,136
Entegris, Inc.	32,094	929,122
Lattice Semiconductor Corp.*	112,385	899,080
Semtech Corp.*	15,712	873,587
Synaptics, Inc.*	10,950	499,539
		4,475,464
Software — 1.7%
CommVault Systems, Inc.*	21,388	1,497,160
Imperva, Inc.*	16,551	768,794
Verint Systems, Inc.*	30,856	1,545,886
		3,811,840
Specialty Retail — 3.1%
Aaron’s, Inc.	16,165	880,346
Abercrombie & Fitch Co. (Class A Stock)(a)	8,357	176,500
American Eagle Outfitters, Inc.	16,044	398,372
Ascena Retail Group, Inc.*(a)	55,501	253,640
At Home Group, Inc.*	16,647	524,880
Bed Bath & Beyond, Inc.	18,455	276,825
Burlington Stores, Inc.*	11,201	1,824,867
Caleres, Inc.	5,013	179,766
DSW, Inc. (Class A Stock)	12,727	431,191
GameStop Corp. (Class A Stock)	15,844	241,938

A143

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Genesco, Inc.*	2,854	$ 134,423
Guess?, Inc.	10,800	244,080
Hudson Ltd. (Class A Stock)*	28,108	634,116
Signet Jewelers Ltd.(a)	6,305	415,689
Zumiez, Inc.*	2,555	67,324
		6,683,957
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	5,575	518,865
G-III Apparel Group Ltd.*	10,021	482,912
Movado Group, Inc.	3,137	131,440
Wolverine World Wide, Inc.	19,709	769,637
		1,902,854
Thrifts & Mortgage Finance — 2.2%
MGIC Investment Corp.*	135,554	1,804,224
OceanFirst Financial Corp.	38,377	1,044,622
Provident Financial Services, Inc.	33,955	833,595
Washington Federal, Inc.	37,049	1,185,568
		4,868,009
Trading Companies & Distributors — 2.0%
Beacon Roofing Supply, Inc.*	29,918	1,082,732
Foundation Building Materials, Inc.*	31,601	394,065
H&E Equipment Services, Inc.	22,365	844,950
Kaman Corp.	11,950	798,021
Univar, Inc.*	39,564	1,213,032
		4,332,800

Total Common Stocks (cost $157,183,916)		208,566,835
Exchange Traded Fund — 1.5%
iShares Russell 2000 Value ETF(a)	24,540	3,263,820
(cost $3,118,174)

Total Long-Term Investments (cost $160,302,090)		211,830,655
	Shares	Value

Short-Term Investments — 17.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,989,550	$ 6,989,550
PGIM Institutional Money Market Fund (cost $30,639,570; includes $30,590,001 of cash collateral for securities on loan)(b)(w)	30,640,009	30,643,073

Total Short-Term Investments (cost $37,629,120)		37,632,623

TOTAL INVESTMENTS—114.1% (cost $197,931,210)		249,463,278

Liabilities in excess of other assets — (14.1)%		(30,787,993)

Net Assets — 100.0%		$ 218,675,285

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,992,218; cash collateral of $30,590,001 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 3,656,461	$—	$—
Air Freight & Logistics	2,587,836	—	—
Airlines	2,409,553	—	—
Auto Components	786,129	—	—
Banks	38,031,061	—	—
A144

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Biotechnology	$ 947,952	$—	$—
Capital Markets	2,866,067	—	—
Chemicals	3,114,387	—	—
Commercial Services & Supplies	3,292,575	—	—
Communications Equipment	4,621,762	—	—
Construction & Engineering	2,359,877	—	—
Construction Materials	349,314	—	—
Diversified Consumer Services	1,738,310	—	—
Electric Utilities	8,161,664	—	—
Electronic Equipment, Instruments & Components	4,411,367	—	—
Energy Equipment & Services	3,865,387	—	—
Equity Real Estate Investment Trusts (REITs)	20,115,895	—	—
Food & Staples Retailing	728,416	—	—
Food Products	1,998,058	—	—
Gas Utilities	3,928,376	—	—
Health Care Equipment & Supplies	3,999,388	—	—
Health Care Providers & Services	1,026,963	—	—
Health Care Technology	2,514,883	—	—
Hotels, Restaurants & Leisure	6,035,615	—	—
Household Durables	1,366,383	—	—
Household Products	601,756	—	—
Insurance	10,513,677	—	—
Internet & Direct Marketing Retail	348,802	—	—
Internet Software & Services	2,259,247	—	—
IT Services	2,795,378	—	—
Leisure Products	652,721	—	—
Life Sciences Tools & Services	2,051,176	—	—
Machinery	8,359,102	—	—
Media	4,200,198	—	—
Metals & Mining	4,480,683	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,624,335	—	—
Multiline Retail	203,828	—	—
Oil, Gas & Consumable Fuels	12,929,893	—	—
Personal Products	209,006	—	—
Pharmaceuticals	784,101	—	—
Professional Services	554,799	—	—
Real Estate Management & Development	1,132,792	—	—
Road & Rail	876,738	—	—
Semiconductors & Semiconductor Equipment	4,475,464	—	—
Software	3,811,840	—	—
Specialty Retail	6,683,957	—	—
Textiles, Apparel & Luxury Goods	1,902,854	—	—
Thrifts & Mortgage Finance	4,868,009	—	—
Trading Companies & Distributors	4,332,800	—	—
Exchange Traded Fund	3,263,820	—	—
Affiliated Mutual Funds	37,632,623	—	—
Total	$249,463,278	$—	$—
A145

STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 97.5%
Aerospace & Defense — 2.7%
Arconic, Inc.	71,992	$ 1,584,544
Boeing Co. (The)	91,416	33,997,610
General Dynamics Corp.	47,000	9,621,840
Harris Corp.	20,100	3,401,121
Huntington Ingalls Industries, Inc.	7,800	1,997,424
L3 Technologies, Inc.	13,300	2,827,846
Lockheed Martin Corp.	42,098	14,564,224
Northrop Grumman Corp.	29,626	9,402,404
Raytheon Co.	48,718	10,068,062
Rockwell Collins, Inc.	28,000	3,933,160
Textron, Inc.	43,450	3,105,371
TransDigm Group, Inc.*	8,400	3,127,320
United Technologies Corp.	126,260	17,652,411
		115,283,337
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	24,100	2,359,872
Expeditors International of Washington, Inc.	30,100	2,213,253
FedEx Corp.	41,640	10,026,496
United Parcel Service, Inc. (Class B Stock)	116,700	13,624,725
		28,224,346
Airlines — 0.5%
Alaska Air Group, Inc.(a)	21,200	1,459,832
American Airlines Group, Inc.	71,600	2,959,228
Delta Air Lines, Inc.(a)	110,000	6,361,300
Southwest Airlines Co.	90,537	5,654,036
United Continental Holdings, Inc.*	40,200	3,580,212
		20,014,608
Auto Components — 0.1%
Aptiv PLC	45,400	3,809,060
BorgWarner, Inc.	33,400	1,428,852
Goodyear Tire & Rubber Co. (The)	39,900	933,261
		6,171,173
Automobiles — 0.3%
Ford Motor Co.	658,159	6,087,971
General Motors Co.	214,900	7,235,683
Harley-Davidson, Inc.	28,400	1,286,520
		14,610,174
Banks — 5.8%
Bank of America Corp.	1,592,182	46,905,682
BB&T Corp.	132,300	6,421,842
Citigroup, Inc.	433,922	31,129,564
Citizens Financial Group, Inc.	83,300	3,212,881
Comerica, Inc.	29,350	2,647,370
Fifth Third Bancorp	117,749	3,287,552
Huntington Bancshares, Inc.	183,075	2,731,479
JPMorgan Chase & Co.	574,995	64,882,436
KeyCorp	179,800	3,576,222
M&T Bank Corp.	24,700	4,064,138
People’s United Financial, Inc.	58,800	1,006,656
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	80,093	$ 10,907,866
Regions Financial Corp.	188,312	3,455,525
SunTrust Banks, Inc.	79,300	5,296,447
SVB Financial Group*	8,700	2,704,221
U.S. Bancorp	264,181	13,951,399
Wells Fargo & Co.	743,576	39,082,354
Zions Bancorp NA	33,400	1,675,010
		246,938,644
Beverages — 1.6%
Brown-Forman Corp. (Class B Stock)	33,625	1,699,744
Coca-Cola Co. (The)	649,750	30,011,952
Constellation Brands, Inc. (Class A Stock)	28,500	6,145,170
Molson Coors Brewing Co. (Class B Stock)	31,500	1,937,250
Monster Beverage Corp.*	69,700	4,062,116
PepsiCo, Inc.	240,894	26,931,949
		70,788,181
Biotechnology — 2.5%
AbbVie, Inc.	257,300	24,335,434
Alexion Pharmaceuticals, Inc.*	37,700	5,240,677
Amgen, Inc.	112,484	23,316,809
Biogen, Inc.*	35,875	12,674,996
Celgene Corp.*	121,500	10,873,035
Gilead Sciences, Inc.	222,600	17,186,946
Incyte Corp.*	29,800	2,058,584
Regeneron Pharmaceuticals, Inc.*	13,130	5,305,045
Vertex Pharmaceuticals, Inc.*	43,300	8,345,642
		109,337,168
Building Products — 0.3%
A.O. Smith Corp.	24,800	1,323,576
Allegion PLC	16,533	1,497,394
Fortune Brands Home & Security, Inc.	25,900	1,356,124
Johnson Controls International PLC	157,415	5,509,525
Masco Corp.	52,530	1,922,598
		11,609,217
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	9,530	1,302,942
Ameriprise Financial, Inc.	24,950	3,684,117
Bank of New York Mellon Corp. (The)	160,349	8,176,195
BlackRock, Inc.	21,080	9,935,636
Cboe Global Markets, Inc.	19,300	1,852,028
Charles Schwab Corp. (The)	203,600	10,006,940
CME Group, Inc.	57,760	9,831,330
E*TRADE Financial Corp.*	45,510	2,384,269
Franklin Resources, Inc.(a)	54,900	1,669,509
Goldman Sachs Group, Inc. (The)	59,920	13,436,461
Intercontinental Exchange, Inc.	98,890	7,405,872
Invesco Ltd.	68,000	1,555,840
Moody’s Corp.	28,420	4,751,824
Morgan Stanley	232,210	10,814,020
MSCI, Inc.	14,600	2,590,186
A146

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	20,100	$ 1,724,580
Northern Trust Corp.	36,200	3,697,106
Raymond James Financial, Inc.(a)	21,900	2,015,895
S&P Global, Inc.	42,680	8,339,245
State Street Corp.	62,775	5,259,289
T. Rowe Price Group, Inc.	41,100	4,487,298
		114,920,582
Chemicals — 1.8%
Air Products & Chemicals, Inc.	37,200	6,214,260
Albemarle Corp.(a)	19,200	1,915,776
CF Industries Holdings, Inc.	39,800	2,166,712
DowDuPont, Inc.	393,868	25,329,651
Eastman Chemical Co.	24,400	2,335,568
Ecolab, Inc.	44,300	6,945,354
FMC Corp.	23,150	2,018,217
International Flavors & Fragrances, Inc.	13,540	1,883,685
LyondellBasell Industries NV (Class A Stock)	55,100	5,648,301
Mosaic Co. (The)	59,100	1,919,568
PPG Industries, Inc.	42,300	4,616,199
Praxair, Inc.	48,800	7,843,624
Sherwin-Williams Co. (The)	14,000	6,372,940
		75,209,855
Commercial Services & Supplies — 0.3%
Cintas Corp.	14,800	2,927,588
Copart, Inc.*	31,100	1,602,583
Republic Services, Inc.	38,035	2,763,623
Stericycle, Inc.*	14,500	850,860
Waste Management, Inc.	68,030	6,147,191
		14,291,845
Communications Equipment — 1.1%
Arista Networks, Inc.*	7,500	1,993,950
Cisco Systems, Inc.	786,675	38,271,738
F5 Networks, Inc.*	10,600	2,113,852
Juniper Networks, Inc.	57,700	1,729,269
Motorola Solutions, Inc.	27,827	3,621,406
		47,730,215
Construction & Engineering — 0.1%
Fluor Corp.	23,700	1,376,970
Jacobs Engineering Group, Inc.	20,900	1,598,850
Quanta Services, Inc.*	26,200	874,556
		3,850,376
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	1,965,060
Vulcan Materials Co.	22,700	2,524,240
		4,489,300
Consumer Finance — 0.7%
American Express Co.	121,900	12,981,131
Capital One Financial Corp.	82,469	7,828,782
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Discover Financial Services	59,205	$ 4,526,222
Synchrony Financial	121,330	3,770,937
		29,107,072
Containers & Packaging — 0.3%
Avery Dennison Corp.	14,900	1,614,415
Ball Corp.	59,100	2,599,809
International Paper Co.	70,167	3,448,708
Packaging Corp. of America	16,100	1,766,009
Sealed Air Corp.	28,620	1,149,093
WestRock Co.	43,561	2,327,900
		12,905,934
Distributors — 0.1%
Genuine Parts Co.	25,325	2,517,305
LKQ Corp.*	53,200	1,684,844
		4,202,149
Diversified Consumer Services — 0.0%
H&R Block, Inc.	35,900	924,425
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	329,060	70,455,037
Jefferies Financial Group, Inc.	51,700	1,135,332
		71,590,369
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	1,230,271	41,312,500
CenturyLink, Inc.(a)	163,843	3,473,472
Verizon Communications, Inc.	700,538	37,401,724
		82,187,696
Electric Utilities — 1.7%
Alliant Energy Corp.	39,700	1,690,029
American Electric Power Co., Inc.	84,040	5,956,755
Duke Energy Corp.	119,348	9,550,227
Edison International	55,400	3,749,472
Entergy Corp.	30,900	2,506,917
Evergy, Inc.	42,500	2,334,100
Eversource Energy	53,700	3,299,328
Exelon Corp.	164,473	7,180,891
FirstEnergy Corp.	75,380	2,801,875
NextEra Energy, Inc.	79,875	13,387,050
PG&E Corp.	87,500	4,025,875
Pinnacle West Capital Corp.	19,000	1,504,420
PPL Corp.	116,100	3,397,086
Southern Co. (The)	171,700	7,486,120
Xcel Energy, Inc.	86,295	4,073,987
		72,944,132
Electrical Equipment — 0.5%
AMETEK, Inc.	39,500	3,125,240
Eaton Corp. PLC	74,261	6,440,657
Emerson Electric Co.	107,000	8,194,060
Rockwell Automation, Inc.	21,420	4,016,678
		21,776,635

A147

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	51,200	$ 4,813,824
Corning, Inc.	140,900	4,973,770
FLIR Systems, Inc.	24,100	1,481,427
IPG Photonics Corp.*	6,200	967,634
TE Connectivity Ltd.	59,900	5,267,007
		17,503,662
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	72,048	2,437,384
Halliburton Co.	148,500	6,018,705
Helmerich & Payne, Inc.(a)	18,900	1,299,753
National Oilwell Varco, Inc.	64,400	2,774,352
Schlumberger Ltd.	234,898	14,309,986
TechnipFMC PLC (United Kingdom)	74,200	2,318,750
		29,158,930
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.(a)	17,400	2,188,746
American Tower Corp.	74,000	10,752,200
Apartment Investment & Management Co. (Class A Stock)	27,374	1,208,015
AvalonBay Communities, Inc.	23,418	4,242,171
Boston Properties, Inc.	26,500	3,261,885
Crown Castle International Corp.	69,300	7,715,169
Digital Realty Trust, Inc.(a)	34,900	3,925,552
Duke Realty Corp.	60,500	1,716,385
Equinix, Inc.	13,355	5,781,246
Equity Residential	62,500	4,141,250
Essex Property Trust, Inc.	11,370	2,805,093
Extra Space Storage, Inc.(a)	21,400	1,854,096
Federal Realty Investment Trust	12,400	1,568,228
HCP, Inc.	79,600	2,095,072
Host Hotels & Resorts, Inc.	124,626	2,629,608
Iron Mountain, Inc.(a)	47,830	1,651,092
Kimco Realty Corp.(a)	71,800	1,201,932
Macerich Co. (The)	18,400	1,017,336
Mid-America Apartment Communities, Inc.	19,500	1,953,510
Prologis, Inc.	104,628	7,092,732
Public Storage(a)	25,650	5,171,809
Realty Income Corp.	47,900	2,725,031
Regency Centers Corp.	25,300	1,636,151
SBA Communications Corp.*	19,830	3,185,293
Simon Property Group, Inc.	52,461	9,272,482
SL Green Realty Corp.	15,400	1,501,962
UDR, Inc.	45,600	1,843,608
Ventas, Inc.	60,704	3,301,083
Vornado Realty Trust	29,457	2,150,361
Welltower, Inc.	63,000	4,052,160
Weyerhaeuser Co.	128,930	4,160,571
		107,801,829
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	74,522	17,503,727
Kroger Co. (The)	137,400	3,999,714
Sysco Corp.	81,700	5,984,525
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	144,600	$ 10,541,340
Walmart, Inc.	245,800	23,083,078
		61,112,384
Food Products — 1.0%
Archer-Daniels-Midland Co.	95,638	4,807,722
Campbell Soup Co.(a)	33,200	1,216,116
Conagra Brands, Inc.	68,200	2,316,754
General Mills, Inc.	96,800	4,154,656
Hershey Co. (The)(a)	23,900	2,437,800
Hormel Foods Corp.(a)	46,300	1,824,220
J.M. Smucker Co. (The)	19,600	2,011,156
Kellogg Co.	42,800	2,996,856
Kraft Heinz Co. (The)	101,237	5,579,171
McCormick & Co., Inc.	20,400	2,687,700
Mondelez International, Inc. (Class A Stock)	251,711	10,813,505
Tyson Foods, Inc. (Class A Stock)	50,500	3,006,265
		43,851,921
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	297,425	21,819,098
ABIOMED, Inc.*	6,900	3,103,275
Align Technology, Inc.*	12,300	4,812,006
Baxter International, Inc.	84,600	6,521,814
Becton, Dickinson & Co.	45,349	11,836,089
Boston Scientific Corp.*	233,899	9,005,112
Cooper Cos., Inc. (The)	8,430	2,336,375
Danaher Corp.	104,100	11,311,506
DENTSPLY SIRONA, Inc.	39,300	1,483,182
Edwards Lifesciences Corp.*	35,750	6,224,075
Hologic, Inc.*	47,400	1,942,452
IDEXX Laboratories, Inc.*	15,000	3,744,900
Intuitive Surgical, Inc.*	19,150	10,992,100
Medtronic PLC	230,028	22,627,854
ResMed, Inc.(a)	24,200	2,791,228
Stryker Corp.	54,700	9,719,096
Varian Medical Systems, Inc.*	15,800	1,768,494
Zimmer Biomet Holdings, Inc.	34,786	4,573,315
		136,611,971
Health Care Providers & Services — 3.3%
Aetna, Inc.	55,457	11,249,453
AmerisourceBergen Corp.	27,800	2,563,716
Anthem, Inc.	43,400	11,893,770
Cardinal Health, Inc.	53,075	2,866,050
Centene Corp.*	33,600	4,864,608
Cigna Corp.	41,180	8,575,735
CVS Health Corp.	172,038	13,542,831
DaVita, Inc.*	24,300	1,740,609
Envision Healthcare Corp.*	20,500	937,465
Express Scripts Holding Co.*	96,026	9,123,430
HCA Healthcare, Inc.	47,900	6,663,848
Henry Schein, Inc.*	26,500	2,253,295
Humana, Inc.	23,470	7,945,064
Laboratory Corp. of America Holdings*	17,400	3,022,032
McKesson Corp.	34,607	4,590,619

A148

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Quest Diagnostics, Inc.	23,300	$ 2,514,303
UnitedHealth Group, Inc.	163,500	43,497,540
Universal Health Services, Inc. (Class B Stock)	15,100	1,930,384
WellCare Health Plans, Inc.*	7,600	2,435,724
		142,210,476
Health Care Technology — 0.1%
Cerner Corp.*	53,700	3,458,817
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	68,900	4,393,753
Chipotle Mexican Grill, Inc.*	4,320	1,963,526
Darden Restaurants, Inc.	21,050	2,340,550
Hilton Worldwide Holdings, Inc.	46,600	3,764,348
Marriott International, Inc. (Class A Stock)	50,323	6,644,146
McDonald’s Corp.	133,160	22,276,336
MGM Resorts International	86,500	2,414,215
Norwegian Cruise Line Holdings Ltd.*	34,800	1,998,564
Royal Caribbean Cruises Ltd.	28,700	3,729,278
Starbucks Corp.	232,200	13,198,248
Wynn Resorts Ltd.	13,800	1,753,428
Yum! Brands, Inc.	54,900	4,990,959
		69,467,351
Household Durables — 0.3%
D.R. Horton, Inc.	58,300	2,459,094
Garmin Ltd.	18,800	1,316,940
Leggett & Platt, Inc.(a)	22,700	994,033
Lennar Corp. (Class A Stock)	46,400	2,166,416
Mohawk Industries, Inc.*	10,900	1,911,315
Newell Brands, Inc.(a)	80,849	1,641,235
PulteGroup, Inc.	45,185	1,119,232
Whirlpool Corp.(a)	10,967	1,302,331
		12,910,596
Household Products — 1.4%
Church & Dwight Co., Inc.(a)	41,500	2,463,855
Clorox Co. (The)(a)	22,300	3,354,143
Colgate-Palmolive Co.	148,100	9,915,295
Kimberly-Clark Corp.	59,688	6,782,944
Procter & Gamble Co. (The)	427,076	35,545,536
		58,061,773
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,545,600
NRG Energy, Inc.	50,700	1,896,180
		3,441,780
Industrial Conglomerates — 1.5%
3M Co.	100,670	21,212,176
General Electric Co.	1,473,347	16,634,087
Honeywell International, Inc.	127,650	21,240,960
Roper Technologies, Inc.	17,500	5,183,675
		64,270,898
	Shares	Value
Common Stocks (continued)
Insurance — 2.1%
Aflac, Inc.	131,900	$ 6,208,533
Allstate Corp. (The)	60,288	5,950,426
American International Group, Inc.	152,329	8,109,996
Aon PLC	41,525	6,385,714
Arthur J. Gallagher & Co.	30,700	2,285,308
Assurant, Inc.	9,100	982,345
Brighthouse Financial, Inc.*	16,772	741,993
Chubb Ltd.	78,830	10,534,841
Cincinnati Financial Corp.	25,528	1,960,806
Everest Re Group Ltd.	7,000	1,599,290
Hartford Financial Services Group, Inc. (The)	61,200	3,057,552
Lincoln National Corp.	36,863	2,494,151
Loews Corp.	44,426	2,231,518
Marsh & McLennan Cos., Inc.	86,300	7,138,736
MetLife, Inc.	174,500	8,152,640
Principal Financial Group, Inc.	45,700	2,677,563
Progressive Corp. (The)	98,700	7,011,648
Torchmark Corp.	18,375	1,592,929
Travelers Cos., Inc. (The)	45,898	5,953,429
Unum Group	37,456	1,463,406
Willis Towers Watson PLC	22,500	3,171,150
		89,703,974
Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.*	69,480	139,168,440
Booking Holdings, Inc.*	8,210	16,288,640
Expedia Group, Inc.	20,800	2,713,984
Netflix, Inc.*	73,690	27,569,640
TripAdvisor, Inc.*(a)	18,200	929,474
		186,670,178
Internet Software & Services — 4.7%
Akamai Technologies, Inc.*	29,400	2,150,610
Alphabet, Inc. (Class A Stock)*	50,719	61,221,891
Alphabet, Inc. (Class C Stock)*	52,050	62,120,113
eBay, Inc.*	158,200	5,223,764
Facebook, Inc. (Class A Stock)*	407,220	66,971,401
Twitter, Inc.*(a)	106,200	3,022,452
VeriSign, Inc.*	16,300	2,609,956
		203,320,187
IT Services — 4.6%
Accenture PLC (Class A Stock)	108,200	18,415,640
Alliance Data Systems Corp.	8,310	1,962,490
Automatic Data Processing, Inc.	74,960	11,293,474
Broadridge Financial Solutions, Inc.	18,700	2,467,465
Cognizant Technology Solutions Corp. (Class A Stock)	99,800	7,699,570
DXC Technology Co.	48,350	4,521,692
Fidelity National Information Services, Inc.	56,500	6,162,455
Fiserv, Inc.*	70,400	5,799,552
FleetCor Technologies, Inc.*	14,300	3,258,112
Gartner, Inc.*	15,300	2,425,050
Global Payments, Inc.	27,100	3,452,540
International Business Machines Corp.	152,125	23,002,821

A149

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	155,500	$ 34,615,855
Paychex, Inc.	53,950	3,973,417
PayPal Holdings, Inc.*	194,100	17,049,744
Total System Services, Inc.	27,993	2,764,029
Visa, Inc. (Class A Stock)(a)	302,700	45,432,243
Western Union Co. (The)	77,404	1,475,320
		195,771,469
Leisure Products — 0.1%
Hasbro, Inc.	19,450	2,044,584
Mattel, Inc.*(a)	57,281	899,312
		2,943,896
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	54,782	3,864,322
Illumina, Inc.*	25,000	9,176,500
IQVIA Holdings, Inc.*	26,300	3,412,162
Mettler-Toledo International, Inc.*	4,320	2,630,794
PerkinElmer, Inc.	18,600	1,809,222
Thermo Fisher Scientific, Inc.	68,400	16,695,072
Waters Corp.*	13,400	2,608,712
		40,196,784
Machinery — 1.5%
Caterpillar, Inc.	101,500	15,477,735
Cummins, Inc.	26,700	3,900,069
Deere & Co.	54,750	8,230,568
Dover Corp.	26,300	2,328,339
Flowserve Corp.	22,500	1,230,525
Fortive Corp.(a)	52,100	4,386,820
Illinois Tool Works, Inc.	51,675	7,292,376
Ingersoll-Rand PLC	42,200	4,317,060
PACCAR, Inc.	60,128	4,100,128
Parker-Hannifin Corp.	22,787	4,191,213
Pentair PLC (United Kingdom)	28,707	1,244,448
Snap-on, Inc.(a)	9,900	1,817,640
Stanley Black & Decker, Inc.	25,935	3,797,921
Xylem, Inc.	30,400	2,428,048
		64,742,890
Media — 2.2%
CBS Corp. (Class B Stock)	58,968	3,387,711
Charter Communications, Inc. (Class A Stock)*(a)	31,480	10,258,702
Comcast Corp. (Class A Stock)	780,092	27,623,058
Discovery, Inc. (Class A Stock)*(a)	26,300	841,600
Discovery, Inc. (Class C Stock)*	52,900	1,564,782
DISH Network Corp. (Class A Stock)*	38,600	1,380,336
Interpublic Group of Cos., Inc. (The)	64,462	1,474,246
News Corp. (Class A Stock)	63,625	839,214
News Corp. (Class B Stock)	19,300	262,480
Omnicom Group, Inc.(a)	38,800	2,639,176
Twenty-First Century Fox, Inc. (Class A Stock)	178,700	8,279,171
Twenty-First Century Fox, Inc. (Class B Stock)	73,800	3,381,516
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Viacom, Inc. (Class B Stock)	58,743	$ 1,983,164
Walt Disney Co. (The)	251,876	29,454,379
		93,369,535
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	228,612	3,182,279
Newmont Mining Corp.	90,803	2,742,251
Nucor Corp.	54,400	3,451,680
		9,376,210
Multiline Retail — 0.5%
Dollar General Corp.	43,200	4,721,760
Dollar Tree, Inc.*	40,647	3,314,763
Kohl’s Corp.	28,500	2,124,675
Macy’s, Inc.	51,620	1,792,763
Nordstrom, Inc.(a)	20,000	1,196,200
Target Corp.	90,768	8,006,645
		21,156,806
Multi-Utilities — 0.9%
Ameren Corp.	41,500	2,623,630
CenterPoint Energy, Inc.	72,810	2,013,196
CMS Energy Corp.	47,800	2,342,200
Consolidated Edison, Inc.	52,900	4,030,451
Dominion Energy, Inc.	109,884	7,722,648
DTE Energy Co.	30,600	3,339,378
NiSource, Inc.	57,700	1,437,884
Public Service Enterprise Group, Inc.	85,900	4,534,661
SCANA Corp.	24,300	945,027
Sempra Energy(a)	42,954	4,886,017
WEC Energy Group, Inc.	53,876	3,596,762
		37,471,854
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	87,426	5,893,387
Andeavor	23,600	3,622,600
Apache Corp.(a)	64,550	3,077,099
Cabot Oil & Gas Corp.	78,000	1,756,560
Chevron Corp.	323,962	39,614,073
Cimarex Energy Co.(a)	16,600	1,542,804
Concho Resources, Inc.*	31,100	4,750,525
ConocoPhillips	199,229	15,420,325
Devon Energy Corp.	89,700	3,582,618
EOG Resources, Inc.	98,200	12,527,374
EQT Corp.	41,600	1,839,968
Exxon Mobil Corp.	717,204	60,976,684
Hess Corp.	45,275	3,240,784
HollyFrontier Corp.	28,300	1,978,170
Kinder Morgan, Inc.	320,643	5,685,000
Marathon Oil Corp.	142,994	3,328,900
Marathon Petroleum Corp.	78,594	6,285,162
Newfield Exploration Co.*	34,400	991,752
Noble Energy, Inc.	82,700	2,579,413
Occidental Petroleum Corp.	130,200	10,698,534
ONEOK, Inc.	69,940	4,741,233
Phillips 66	71,464	8,055,422
Pioneer Natural Resources Co.	29,000	5,051,510

A150

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	73,800	$ 8,394,750
Williams Cos., Inc. (The)	195,000	5,302,050
		220,936,697
Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	77,800	977,168
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,100	5,536,692
		6,513,860
Pharmaceuticals — 4.6%
Allergan PLC	56,956	10,848,979
Bristol-Myers Squibb Co.	276,840	17,186,227
Eli Lilly & Co.	162,600	17,448,606
Johnson & Johnson	454,796	62,839,163
Merck & Co., Inc.	457,603	32,462,357
Mylan NV*	87,600	3,206,160
Nektar Therapeutics*	25,700	1,566,672
Perrigo Co. PLC(a)	21,800	1,543,440
Pfizer, Inc.	994,723	43,837,443
Zoetis, Inc.	82,900	7,590,324
		198,529,371
Professional Services — 0.3%
Equifax, Inc.	20,500	2,676,685
IHS Markit Ltd.*	60,500	3,264,580
Nielsen Holdings PLC	57,100	1,579,386
Robert Half International, Inc.	21,600	1,520,208
Verisk Analytics, Inc.*	26,400	3,182,520
		12,223,379
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	51,100	2,253,510
Road & Rail — 1.0%
CSX Corp.	145,872	10,801,822
J.B. Hunt Transport Services, Inc.	14,600	1,736,524
Kansas City Southern	17,500	1,982,400
Norfolk Southern Corp.	48,100	8,682,050
Union Pacific Corp.	127,200	20,711,976
		43,914,772
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*(a)	139,200	4,299,888
Analog Devices, Inc.	62,823	5,808,615
Applied Materials, Inc.	171,000	6,609,150
Broadcom, Inc.	71,360	17,606,653
Intel Corp.	792,900	37,496,241
KLA-Tencor Corp.	26,900	2,735,999
Lam Research Corp.(a)	27,600	4,186,920
Microchip Technology, Inc.(a)	40,000	3,156,400
Micron Technology, Inc.*	196,000	8,865,080
NVIDIA Corp.	103,050	28,959,111
Qorvo, Inc.*	21,886	1,682,814
QUALCOMM, Inc.(a)	239,150	17,225,974
Skyworks Solutions, Inc.	31,000	2,812,010
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	165,900	$ 17,799,411
Xilinx, Inc.	43,100	3,455,327
		162,699,593
Software — 6.3%
Activision Blizzard, Inc.	129,200	10,748,148
Adobe Systems, Inc.*	83,475	22,534,076
ANSYS, Inc.*	14,500	2,706,860
Autodesk, Inc.*	37,370	5,833,831
CA, Inc.	52,473	2,316,683
Cadence Design Systems, Inc.*	48,000	2,175,360
Citrix Systems, Inc.*	22,100	2,456,636
Electronic Arts, Inc.*	52,200	6,289,578
Intuit, Inc.	42,000	9,550,800
Microsoft Corp.	1,302,900	149,012,673
Oracle Corp.	487,495	25,135,242
Red Hat, Inc.*	30,300	4,129,284
salesforce.com, Inc.*	125,600	19,974,168
Symantec Corp.	105,211	2,238,890
Synopsys, Inc.*	25,600	2,524,416
Take-Two Interactive Software, Inc.*	18,300	2,525,217
		270,151,862
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	12,560	2,114,225
AutoZone, Inc.*	4,610	3,575,977
Best Buy Co., Inc.	43,025	3,414,464
CarMax, Inc.*	30,800	2,299,836
Foot Locker, Inc.	20,900	1,065,482
Gap, Inc. (The)	37,187	1,072,845
Home Depot, Inc. (The)	195,569	40,512,118
L Brands, Inc.(a)	42,296	1,281,569
Lowe’s Cos., Inc.	139,625	16,031,743
O’Reilly Automotive, Inc.*	14,060	4,883,319
Ross Stores, Inc.	64,600	6,401,860
Tiffany & Co.	17,300	2,231,181
TJX Cos., Inc. (The)	106,900	11,974,938
Tractor Supply Co.	21,200	1,926,656
Ulta Beauty, Inc.*	10,000	2,821,200
		101,607,413
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	781,515	176,419,196
Hewlett Packard Enterprise Co.	265,366	4,328,119
HP, Inc.	277,866	7,160,607
NetApp, Inc.	45,600	3,916,584
Seagate Technology PLC(a)	48,600	2,301,210
Western Digital Corp.	50,868	2,977,813
Xerox Corp.	36,002	971,334
		198,074,863
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.(a)	59,300	1,092,899
Michael Kors Holdings Ltd.*	25,400	1,741,424
NIKE, Inc. (Class B Stock)	217,700	18,443,544
PVH Corp.	13,300	1,920,520
Ralph Lauren Corp.	9,500	1,306,725

A151

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	48,800	$ 2,453,176
Under Armour, Inc. (Class A Stock)*(a)	31,200	662,064
Under Armour, Inc. (Class C Stock)*(a)	30,603	595,534
VF Corp.	55,744	5,209,277
		33,425,163
Tobacco — 1.0%
Altria Group, Inc.	320,900	19,353,479
Philip Morris International, Inc.	263,600	21,493,944
		40,847,423
Trading Companies & Distributors — 0.2%
Fastenal Co.	48,750	2,828,475
United Rentals, Inc.*	14,500	2,372,200
W.W. Grainger, Inc.(a)	8,720	3,116,615
		8,317,290
Water Utilities — 0.1%
American Water Works Co., Inc.	30,800	2,709,476

Total Common Stocks (cost $1,202,160,929)		4,175,898,276
Exchange Traded Fund — 0.2%
iShares Core S&P 500 ETF	32,000	9,367,360
(cost $8,151,140)

Total Long-Term Investments (cost $1,210,312,069)		4,185,265,636
Short-Term Investments — 5.8%
Affiliated Mutual Funds — 5.7%
PGIM Core Ultra Short Bond Fund(w)	88,334,550	88,334,550
PGIM Institutional Money Market Fund (cost $153,418,890; includes $153,179,707 of cash collateral for securities on loan)(b)(w)	153,420,850	153,436,192

Total Affiliated Mutual Funds (cost $241,753,440)		241,770,742

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
2.166%	12/20/18	4,200	$ 4,180,131
(cost $4,180,150)

Total Short-Term Investments (cost $245,933,590)			245,950,873

TOTAL INVESTMENTS—103.5% (cost $1,456,245,659)			4,431,216,509

Liabilities in excess of other assets(z) — (3.5)%			(149,040,525)

Net Assets — 100.0%			$ 4,282,175,984

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $149,983,872; cash collateral of $153,179,707 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
160	S&P 500 E-Mini Index	Dec. 2018	$23,352,000	$ 61,135
100	S&P 500 Index	Dec. 2018	72,975,000	307,977
				$369,112
A152

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
UBS AG	$—	$4,180,131
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 115,283,337	$ —	$—
Air Freight & Logistics	28,224,346	—	—
Airlines	20,014,608	—	—
Auto Components	6,171,173	—	—
Automobiles	14,610,174	—	—
Banks	246,938,644	—	—
Beverages	70,788,181	—	—
Biotechnology	109,337,168	—	—
Building Products	11,609,217	—	—
Capital Markets	114,920,582	—	—
Chemicals	75,209,855	—	—
Commercial Services & Supplies	14,291,845	—	—
Communications Equipment	47,730,215	—	—
Construction & Engineering	3,850,376	—	—
Construction Materials	4,489,300	—	—
Consumer Finance	29,107,072	—	—
Containers & Packaging	12,905,934	—	—
Distributors	4,202,149	—	—
Diversified Consumer Services	924,425	—	—
Diversified Financial Services	71,590,369	—	—
Diversified Telecommunication Services	82,187,696	—	—
Electric Utilities	72,944,132	—	—
Electrical Equipment	21,776,635	—	—
Electronic Equipment, Instruments & Components	17,503,662	—	—
Energy Equipment & Services	29,158,930	—	—
Equity Real Estate Investment Trusts (REITs)	107,801,829	—	—
Food & Staples Retailing	61,112,384	—	—
Food Products	43,851,921	—	—
Health Care Equipment & Supplies	136,611,971	—	—
Health Care Providers & Services	142,210,476	—	—
Health Care Technology	3,458,817	—	—
Hotels, Restaurants & Leisure	69,467,351	—	—
Household Durables	12,910,596	—	—
Household Products	58,061,773	—	—
Independent Power & Renewable Electricity Producers	3,441,780	—	—
Industrial Conglomerates	64,270,898	—	—
Insurance	89,703,974	—	—
Internet & Direct Marketing Retail	186,670,178	—	—
Internet Software & Services	203,320,187	—	—
IT Services	195,771,469	—	—
Leisure Products	2,943,896	—	—
A153

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$ 40,196,784	$ —	$—
Machinery	64,742,890	—	—
Media	93,369,535	—	—
Metals & Mining	9,376,210	—	—
Multiline Retail	21,156,806	—	—
Multi-Utilities	37,471,854	—	—
Oil, Gas & Consumable Fuels	220,936,697	—	—
Personal Products	6,513,860	—	—
Pharmaceuticals	198,529,371	—	—
Professional Services	12,223,379	—	—
Real Estate Management & Development	2,253,510	—	—
Road & Rail	43,914,772	—	—
Semiconductors & Semiconductor Equipment	162,699,593	—	—
Software	270,151,862	—	—
Specialty Retail	101,607,413	—	—
Technology Hardware, Storage & Peripherals	198,074,863	—	—
Textiles, Apparel & Luxury Goods	33,425,163	—	—
Tobacco	40,847,423	—	—
Trading Companies & Distributors	8,317,290	—	—
Water Utilities	2,709,476	—	—
Exchange Traded Fund	9,367,360	—	—
Affiliated Mutual Funds	241,770,742	—	—
U.S. Treasury Obligation	—	4,180,131	—
Other Financial Instruments*
Futures Contracts	369,112	—	—
Total	$4,427,405,490	$4,180,131	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
A154

VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks
Aerospace & Defense — 4.0%
Boeing Co. (The)	79,195	$ 29,452,621
United Technologies Corp.	200,424	28,021,279
		57,473,900
Air Freight & Logistics — 1.3%
FedEx Corp.	77,352	18,625,588
Banks — 15.5%
Bank of America Corp.	1,411,284	41,576,427
BB&T Corp.	520,288	25,254,779
Citigroup, Inc.	390,585	28,020,568
JPMorgan Chase & Co.	611,296	68,978,640
PNC Financial Services Group, Inc. (The)	211,273	28,773,270
SunTrust Banks, Inc.	200,835	13,413,770
Wells Fargo & Co.	340,939	17,919,754
		223,937,208
Biotechnology — 0.7%
Celgene Corp.*	113,487	10,155,952
Building Products — 0.5%
Johnson Controls International PLC	201,603	7,056,105
Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	81,459	18,266,366
Chemicals — 2.5%
DowDuPont, Inc.	265,573	17,079,000
FMC Corp.	222,189	19,370,437
		36,449,437
Communications Equipment — 2.1%
Cisco Systems, Inc.	634,691	30,877,717
Consumer Finance — 3.1%
Capital One Financial Corp.	264,488	25,107,846
SLM Corp.*	1,727,811	19,265,093
		44,372,939
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	263,412	14,063,567
Electric Utilities — 4.2%
American Electric Power Co., Inc.	426,768	30,249,316
Exelon Corp.	694,735	30,332,130
		60,581,446
Electrical Equipment — 1.6%
Eaton Corp. PLC	83,546	7,245,945
Emerson Electric Co.	205,302	15,722,027
		22,967,972
Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd.*	1,215,465	15,946,901
Energy Equipment & Services — 1.3%
Halliburton Co.	248,143	10,057,236
Schlumberger Ltd.	139,817	8,517,651
		18,574,887
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Campus Communities, Inc.	284,610	$ 11,714,548
American Tower Corp.	132,904	19,310,951
		31,025,499
Food & Staples Retailing — 2.0%
Walmart, Inc.	306,505	28,783,885
Food Products — 2.9%
Conagra Brands, Inc.	585,029	19,873,435
Mondelez International, Inc. (Class A Stock)	512,500	22,017,000
		41,890,435
Health Care Equipment & Supplies — 1.8%
Zimmer Biomet Holdings, Inc.	193,199	25,399,873
Health Care Providers & Services — 2.7%
Cigna Corp.	73,115	15,226,199
Laboratory Corp. of America Holdings*	132,858	23,074,777
		38,300,976
Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	267,496	17,058,220
Hyatt Hotels Corp. (Class A Stock)	140,495	11,181,997
McDonald’s Corp.	91,370	15,285,287
		43,525,504
Household Products — 1.6%
Procter & Gamble Co. (The)	281,448	23,424,917
Insurance — 3.9%
Brighthouse Financial, Inc.*	238,431	10,548,187
Chubb Ltd.	180,259	24,089,813
MetLife, Inc.	460,414	21,510,542
		56,148,542
Internet Software & Services — 1.8%
Alphabet, Inc. (Class A Stock)*	13,301	16,055,371
eBay, Inc.*	291,199	9,615,391
		25,670,762
IT Services — 0.7%
DXC Technology Co.	115,345	10,787,064
Media — 3.6%
Comcast Corp. (Class A Stock)	472,326	16,725,063
Liberty Global PLC (United Kingdom) (Class C Stock)*	647,323	18,228,616
Twenty-First Century Fox, Inc. (Class A Stock)	372,454	17,255,794
		52,209,473
Multi-Utilities — 1.0%
Ameren Corp.	229,919	14,535,479
Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	219,591	14,802,629
Chevron Corp.	298,370	36,484,684
Noble Energy, Inc.	438,379	13,673,041
A155

VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	481,672	$ 32,821,130
Suncor Energy, Inc. (Canada)	598,657	23,162,039
		120,943,523
Pharmaceuticals — 10.6%
Allergan PLC	93,931	17,891,977
AstraZeneca PLC (United Kingdom), ADR(a)	556,140	22,006,460
Bristol-Myers Squibb Co.	369,080	22,912,486
Elanco Animal Health, Inc.*	34,880	1,216,963
Eli Lilly & Co.	270,485	29,025,745
Merck & Co., Inc.	311,590	22,104,195
Pfizer, Inc.	862,380	38,005,087
		153,162,913
Road & Rail — 1.7%
Union Pacific Corp.	153,781	25,040,160
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom, Inc.	49,040	12,099,639
Texas Instruments, Inc.	179,468	19,255,122
		31,354,761
Software — 2.5%
Microsoft Corp.	168,736	19,298,336
PTC, Inc.*(a)	157,760	16,752,535
		36,050,871
Specialty Retail — 2.3%
Lowe’s Cos., Inc.	137,819	15,824,377
Ross Stores, Inc.	182,708	18,106,363
		33,930,740
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	100,225	22,624,792
Textiles, Apparel & Luxury Goods — 1.6%
Tapestry, Inc.	453,875	22,816,296
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC (United Kingdom), ADR	446,573	$ 9,690,634

Total Long-Term Investments (cost $959,707,542)		1,426,667,084
Short-Term Investments — 3.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	11,679,241	11,679,241
PGIM Institutional Money Market Fund (cost $37,783,582; includes $37,730,050 of cash collateral for securities on loan)(b)(w)	37,782,463	37,786,241

Total Short-Term Investments (cost $49,462,823)		49,465,482

TOTAL INVESTMENTS—102.3% (cost $1,009,170,365)		1,476,132,566

Liabilities in excess of other assets — (2.3)%		(32,526,415)

Net Assets — 100.0%		$ 1,443,606,151

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,813,367; cash collateral of $37,730,050 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 57,473,900	$—	$—
Air Freight & Logistics	18,625,588	—	—
Banks	223,937,208	—	—
Biotechnology	10,155,952	—	—
A156

VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Building Products	$ 7,056,105	$—	$—
Capital Markets	18,266,366	—	—
Chemicals	36,449,437	—	—
Communications Equipment	30,877,717	—	—
Consumer Finance	44,372,939	—	—
Diversified Telecommunication Services	14,063,567	—	—
Electric Utilities	60,581,446	—	—
Electrical Equipment	22,967,972	—	—
Electronic Equipment, Instruments & Components	15,946,901	—	—
Energy Equipment & Services	18,574,887	—	—
Equity Real Estate Investment Trusts (REITs)	31,025,499	—	—
Food & Staples Retailing	28,783,885	—	—
Food Products	41,890,435	—	—
Health Care Equipment & Supplies	25,399,873	—	—
Health Care Providers & Services	38,300,976	—	—
Hotels, Restaurants & Leisure	43,525,504	—	—
Household Products	23,424,917	—	—
Insurance	56,148,542	—	—
Internet Software & Services	25,670,762	—	—
IT Services	10,787,064	—	—
Media	52,209,473	—	—
Multi-Utilities	14,535,479	—	—
Oil, Gas & Consumable Fuels	120,943,523	—	—
Pharmaceuticals	153,162,913	—	—
Road & Rail	25,040,160	—	—
Semiconductors & Semiconductor Equipment	31,354,761	—	—
Software	36,050,871	—	—
Specialty Retail	33,930,740	—	—
Technology Hardware, Storage & Peripherals	22,624,792	—	—
Textiles, Apparel & Luxury Goods	22,816,296	—	—
Wireless Telecommunication Services	9,690,634	—	—
Affiliated Mutual Funds	49,465,482	—	—
Total	$1,476,132,566	$—	$—
A157

Glossary
SCHEDULE OF INVESTMENTS	as of September 30, 2018
The following abbreviations are used in the preceding Portfolios’ descriptions:
Currency
AUD	Australian Dollars
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Index
CDX	Credit Derivative Index
Other
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
AID	Agency for International Development
ASX	Australian Securities Exchange
BABs	Build America Bonds
bps	Basis Points
BROIS	Brazil Overnight Index Swap
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GO	General Obligation
HICP	Harmonised Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NSA	Non-Seasonally Adjusted
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
Rfdg.	Refunding
RSP	Savings Shares
S&P	Standard & Poor
STRIPS	Separate Trading of Registered Interest and Principle of Securities
SLM	Student Loan Mortgage
A158

Glossary  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2018
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
A159

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Portfolio, including: each Portfolio’s Treasurer (or the Treasurer’s direct reports); and each Portfolio’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.
Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
B160

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
The Government Money Market Portfolio’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Portfolio may hold up to 15% of its net assets (the Government Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Certain Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. Certain Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, a series of the Prudential
B161

Investment Portfolio 2, registered under the 1940 Act and managed by PGIM Investments.
Other information regarding the Portfolios is available in each Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)
B162

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date    November 16, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    November 16, 2018

* Print the name and title of each signing officer under his or her signature.